                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08839

                          STREETTRACKS(R) SERIES TRUST
               (Exact name of registrant as specified in charter)

                 One Lincoln Street, Boston, Massachusetts 02111
               (Address of principal executive offices) (zip code)

                            Scott M. Zoltowski, Esq.
                       State Street Bank and Trust Company
                               One Lincoln Street
                           Boston, Massachusetts 02111
                     (Name and address of agent for service)

                                    Copy to:

                             Stuart M. Strauss, Esq.
                             Clifford Chance US LLP
                               31 West 52nd Street
                                New York NY 10019

       Registrant's telephone number, including area code: (866) 787-2257

Date of fiscal year end: June 30

Date of reporting period: June 30, 2006

ITEM 1. REPORTS TO SHAREHOLDERS.

                             (STREETTRACKS(R) LOGO)

                                  ANNUAL REPORT
                                  JUNE 30, 2006

                        [streetTRACKS (R) annual report LOGO]
                       PRESIDENT'S LETTER TO SHAREHOLDERS

Dear streetTRACKS Series Trust Shareholders,

Enclosed is the streetTRACKS Series Trust annual report as of June 30, 2006. We are extremely pleased with the continued growth of the streetTRACKS family of exchange traded funds. As of June 30, 2006, there were 27 streetTRACKS Series Trust ETFs, with total assets under management (AUM) reaching upwards of $2.6 billion. That figure represents a 98% growth in assets over last year, exceeding even the 40% growth in AUM of the ETF industry overall.

Over the course of the fiscal year, we added 18 new ETFs to the streetTRACKS family, including a full suite of streetTRACKS KBW ETFs, which track precise slices of the financial sector; the SPDR Dividend ETF; eight SPDR Industry ETFs offering precise exposure to sub-industries as varied as pharmaceuticals, retail, semiconductor, homebuilders, and oil & gas exploration and production; and five new streetTRACKS DJ Wilshire Style ETFs.

Concurrent to the introduction of the five new DJ Wilshire Style ETFs, we transitioned the underlying indices for our four existing style ETFs from the Dow Jones Style Indices to the DJ Wilshire Style Indices. With this transition, we were able to achieve the goal of a full family of style ETFs by which investors can develop transparent asset allocation strategies, prevent unintended style or size bets, and implement pure style and/or market cap rotation strategies -- all the while maintaining the style index purity that investors have come to expect from us.

On behalf of the streetTRACKS Series Trust, I thank you for your continued support. State Street has a strong commitment to the ETF business and to developing ETFs that enable you to achieve your investment goals. We recognize that you have choices and we appreciate your placing your trust with us. You can look forward to State Street remaining at the forefront of ETF development and management for many years to come.

Regards,
James Ross
President
streetTRACKS Series Trust

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

STREETTRACKS DJ WILSHIRE TOTAL MARKET ETF
The streetTRACKS DJ Wilshire Total Market ETF (the "Fund") seeks to replicate the total return of the Dow Jones Wilshire 5000 Composite Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in an optimized portfolio of stocks to track the Index.

The performance of the Fund for the year ended June 30, 2006, was 9.47% versus the Index return of 9.92%, while the S&P 500 Index posted a gain of 8.63%.

Against the backdrop of the continued War in Iraq and other tensions in the Middle East, the markets still managed to post solid gains for the 12 month period. The Index rose 9.92% for the year. Small Cap stocks were particularly strong as the Dow Jones Wilshire Small Cap Index rose 15.31%, easily outpacing its large cap counterpart, which posted a 9.08% gain. Value stocks were in favor during the period, especially in large caps, where the Dow Jones Wilshire Large Cap Value Index bested the Growth Index by approximately four percentage points (10.99% to 6.95%). The Dow Jones Wilshire Small Cap Style Indexes followed suit with the Value Index performing approximately 1.6 percentage points better than the Growth Index (16.91% to 15.31%).

The Energy and Materials sectors led the way over the last year. These two sectors alone combined to contribute approximately half of the index's positive return for the year. Energy stocks continued their strong performance in 2006, as product prices kept the group's price-earnings ratios quite low versus other sectors. The sector received a big boost in June when a bold acquisition bid by Anadarko Petroleum for Kerr-McGee highlighted the apparent cheapness of the sector, as had the proposed privatization of Kinder Morgan a month earlier. Materials stocks also enjoyed a strong period as prices for gold, copper, silver and steel have all surged on the back of increased demand.

Health Care and the Consumer sectors were the laggards over the last twelve months, though they both managed to achieve barely positive returns. Shares of drug makers have stabilized after liability fears gripped the industry in 2005, but manufacturers of medical devices have been taking it on the chin in 2006. Equity in defibrillators has eroded on product defect concerns, while anti-trust threats have emerged at orthopedics companies. Finally UnitedHealth Group, Inc., after sterling gains in recent years, was among the first companies to attract unwanted attention for irregularities in its awards of stock options to senior executives. Consumer stocks have also had a tough time over the past year. Retailers, restaurants, and automakers all face significant challenges as rising fuel costs take a greater share of consumer spending and weigh heavily on consumer confidence.

                        [streetTRACKS (R) annual report LOGO]
          streetTRACKS DJ Wilshire Total Market ETF--PERFORMANCE SUMMARY

   The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.STREETTRACKS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF JUNE 30, 2006

    -----------------------------------------------------------------------------------------------------------------------
                                                                      CUMULATIVE TOTAL RETURN
                                        -----------------------------------------------------------------------------------
                                                                    DOW JONES         FORTUNE 500/        S&P 500 INDEX
                                         NET ASSET    MARKET      WILSHIRE 5000        DOW JONES           (BROAD-BASED
                                           VALUE       VALUE     COMPOSITE INDEX   WILSHIRE 5000 (2)    COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/06              9.47%        8.94%          9.92%              9.92%                8.63%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 6/30/06          38.11%       38.18%         44.22%             39.36%               37.57%
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 6/30/06           14.18%       13.22%         21.76%             15.66%               13.11%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)      5.72%        5.48%          8.46%             14.85%                0.71%
    ------------------------------------------------------------------------------------------------------------------

    -----------------------------------------------------------------------------------------------------------------------
                                                                    AVERAGE ANNUAL TOTAL RETURN
                                        -----------------------------------------------------------------------------------
                                                                    DOW JONES         FORTUNE 500/        S&P 500 INDEX
                                         NET ASSET    MARKET      WILSHIRE 5000        DOW JONES           (BROAD-BASED
                                           VALUE       VALUE     COMPOSITE INDEX   WILSHIRE 5000 (2)    COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/06              9.47%        8.94%          9.92%              9.92%                8.63%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 6/30/06          11.36%       11.38%         12.98%             11.69%               11.22%
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 6/30/06            2.69%        2.52%          4.02%              2.95%                2.49%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)      0.98%        0.94%          1.43%              2.44%                0.12%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period October 10, 2000 (commencement of trading on the AMEX) to June 30, 2006.

   (2) A blended index return comprised of the Fortune 500 Index through 6/13/05 and the Dow Jones Wilshire 5000 Index return from 6/14/05 through 6/30/06.

                        [streetTRACKS (R) annual report LOGO]
    streetTRACKS DJ Wilshire Total Market ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      DJ WILSHIRE TOTAL MARKET ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                DOW JONES WILSHIRE TOTAL                                   DOW JONES WILSHIRE
                                                      MARKET ETF(A)             S&P 500 INDEX(C)         5000 COMPOSITE INDEX(B)
                                                ------------------------        ----------------         -----------------------
10/04/00                                                  10000                       10000                       10000
12/31/00                                                   9467                        9230                        8970
03/31/01                                                   8516                        8135                        7863
06/30/01                                                   8978                        8612                        8452
09/30/01                                                   7763                        7348                        7107
12/31/01                                                   8498                        8133                        7986
03/31/02                                                   8562                        8155                        8063
06/30/02                                                   7480                        7063                        7046
09/30/02                                                   6228                        5843                        5863
12/31/02                                                   6696                        6337                        5863
03/31/03                                                   6467                        6337                        6126
06/30/03                                                   7422                        7082                        7135
09/30/03                                                   7593                        7268                        7401
12/31/03                                                   8478                        8153                        8321
03/31/04                                                   8593                        8418                        8537
06/30/04                                                   8706                        8433                        8651
09/30/04                                                   8560                        8275                        8492
12/31/04                                                   9327                        9039                        9358
03/31/05                                                   9363                        9004                        9149
06/30/05                                                   9364                        9173                        9361
09/30/05                                                   9758                        9538                        9738
12/31/05                                                   9974                        9484                        9927
03/31/06                                                  10462                        9883                       10621
06/30/06                                                  10251                        9741                       10413

                        [streetTRACKS (R) annual report LOGO]
          streetTRACKS DJ Wilshire Total Market ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF JUNE 30, 2006

    -----------------------------------------------------------------------------------------------------------
       DESCRIPTION        EXXON MOBIL     GENERAL          CITIGROUP,    MICROSOFT     BANK OF
                          CORP.           ELECTRIC CO.     INC.          CORP.         AMERICA CORP.
    -----------------------------------------------------------------------------------------------------------
       MARKET VALUE       $2,941,608      2,249,454        1,587,916     1,435,629     1,402,981
    -----------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    3.05%           2.33             1.65          1.49          1.46
    -----------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF JUNE 30, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Oil, Gas & Consumable Fuels                 7.7%
    Pharmaceuticals                             5.2
    Insurance                                   4.8
    Commercial Banks                            4.5
    Diversified Financial Services              4.5
    Media                                       3.6
    Software                                    3.3
    Industrial Conglomerates                    3.2
    Computers & Peripherals                     3.0
    Capital Markets                             2.9
    Semiconductors & Semiconductor
      Equipment                                 2.8
    Health Care Providers & Services            2.7
    Communications Equipment                    2.5
    Real Estate Investment Trusts               2.5
    Specialty Retail                            2.4
    Energy Equipment & Services                 2.3
    Diversified Telecommunication Services      2.1
    Food & Staples Retailing                    2.0
    Machinery                                   2.0
    Aerospace & Defense                         1.9
    Hotels Restaurants & Leisure                1.9
    Thrifts & Mortgage Finance                  1.9
    Biotechnology                               1.8
    Household Products                          1.8
    Beverages                                   1.7
    Health Care Equipment & Supplies            1.6
    Electric Utilities                          1.5
    Chemicals                                   1.4
    IT Services                                 1.4
    Food Products                               1.3
    Internet Software & Services                1.2
    Tobacco                                     1.2
    Commercial Services & Supplies              1.1
    Multi-Utilities                             1.1
    Multiline Retail                            1.1

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Household Durables                          1.0%
    Metals & Mining                             1.0
    Road & Rail                                 0.9
    Wireless Telecommunication Services         0.9
    Air Freight & Logistics                     0.8
    Consumer Finance                            0.8
    Electronic Equipment & Instruments          0.7
    Electrical Equipment                        0.6
    Independent Power Producers & Energy
      Traders                                   0.5
    Life Sciences Tools & Services              0.5
    Textiles, Apparel & Luxury Goods            0.4
    Auto Components                             0.3
    Automobiles                                 0.3
    Containers & Packaging                      0.3
    Diversified Consumer Services               0.3
    Internet & Catalog Retail                   0.3
    Leisure Equipment & Products                0.3
    Paper & Forest Products                     0.3
    Airlines                                    0.2
    Building Products                           0.2
    Construction & Engineering                  0.2
    Gas Utilities                               0.2
    Personal Products                           0.2
    Construction Materials                      0.1
    Health Care Technology                      0.1
    Office Electronics                          0.1
    Real Estate Management & Development        0.1
    Trading Companies & Distributors            0.1
    Water Utilities                             0.1
    Distributors                                0.0**
    Short-Term Investments                      0.2
    Other Assets & Liabilities                  0.1
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount represents less than 0.05% of net assets.

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

STREETTRACKS DJ WILSHIRE LARGE CAP ETF
The streetTRACKS DJ Wilshire Large Cap ETF ("the Fund") seeks to replicate the total return of the Dow Jones Wilshire Large Cap Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks intended to replicate the Index.

The Fund commenced operations on November 8, 2005. The performance of the Fund as of the period ended June 30, 2006, was 5.47% versus the Index return of 5.57%, while the Dow Jones Large Cap Index posted a gain of 4.86%.

Several big stories dominated market news during the last year. At the start of the year, two disastrous hurricanes struck the U.S. causing extensive damage to Gulf coast areas. These storms also disrupted oil and natural gas facilities in the region causing temporary price shocks in gasoline, home heating oil and natural gas. Commodity prices rose significantly during the year, as the Goldman Sachs Commodity Index rose 13.42%. High energy prices raised inflation fears, and the Federal Reserve continued its steady pace of rate increases. At the end of June, the Fed Funds rate stood at 5.25%, after 17 consecutive increases. New Federal Reserve Chairman Bernanke settled into his position in early 2006 and has faced scrutiny over views on inflation and interest rates.

These stories plus continued war in Iraq and other tensions in the Middle East, helped increase market volatility during the year. Despite all this, markets posted solid gains for the 12 month period. The Dow Jones Wilshire Total Market Index rose 9.92% for the year. Small Cap stocks were particularly strong as the Dow Jones Wilshire Small Cap Index rose 15.31%, easily outpacing its large cap counterpart, which posted a 9.08% gain. Value stocks were in favor during the period, especially in large caps, where the Dow Jones Wilshire Large Cap Value Index bested the Growth Index by approximately four percentage points (10.99% to 6.95%). The Dow Jones Wilshire Small Cap Style Indexes followed suit with the Value Index performing approximately 1.6 percentage points better than the Growth Index (16.91% to 15.31%).

The Fund's gains during the period were fairly wide spread as nine of the ten economic sectors posted gains. Energy and Financials were the biggest contributing sectors. Energy companies were aided by strong energy prices, while financial firms were led by strong results of Wall Street and a strong REIT market.

                        [streetTRACKS (R) annual report LOGO]
            streetTRACKS DJ Wilshire Large Cap ETF--PERFORMANCE SUMMARY

   The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.STREETTRACKS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF JUNE 30, 2006

    ------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                        ------------------------------------------------------------------------------
                                         NET ASSET      MARKET     DOW JONES WILSHIRE     DOW JONES LARGE CAP INDEX
                                           VALUE        VALUE       LARGE CAP INDEX    (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)       4.59%        4.03%           4.68%                      3.98%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period November 15, 2005 (commencement of trading on the AMEX) to June 30, 2006.

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      DJ WILSHIRE LARGE CAP ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                               DOW JONES LARGE CAP
                                                  DJ WILSHIRE LARGE CAP        INDEX (BROAD-BASED       DOW JONES WILSHIRE LARGE
                                                         ETF(A)               COMPARATIVE INDEX)(C)           CAP INDEX(B)
                                                  ---------------------       ---------------------     ------------------------
11/08/05                                                10000.00                    10000.00                    10000.00
12/31/05                                                10278.00                    10237.00                    10280.00
03/31/06                                                10717.00                    10617.00                    10722.00
06/30/06                                                10547.00                    10486.00                    10557.00

                        [streetTRACKS (R) annual report LOGO]
           streetTRACKS DJ Wilshire Large Cap ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF JUNE 30, 2006

    -------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        EXXON MOBIL     GENERAL          CITIGROUP, INC.     BANK OF AMERICA     MICROSOFT
                          CORP.           ELECTRIC CO.                         CORP.               CORP.
    -------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $171,841        157,219          109,987             100,637             96,975
    -------------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    2.95%           2.70             1.89                1.73                1.67
    -------------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF JUNE 30, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Oil, Gas & Consumable Fuels                 8.1%
    Pharmaceuticals                             5.9
    Diversified Financial Services              5.2
    Insurance                                   4.5
    Commercial Banks                            4.2
    Industrial Conglomerates                    3.7
    Media                                       3.7
    Capital Markets                             3.2
    Computers & Peripherals                     3.2
    Software                                    3.1
    Semiconductors & Semiconductor
      Equipment                                 2.8
    Health Care Providers & Services            2.7
    Communications Equipment                    2.5
    Diversified Telecommunication Services      2.4
    Energy Equipment & Services                 2.3
    Food & Staples Retailing                    2.3
    Specialty Retail                            2.3
    Aerospace & Defense                         2.2
    Beverages                                   2.0
    Household Products                          2.0
    Thrifts & Mortgage Finance                  1.8
    Biotechnology                               1.7
    Hotels, Restaurants & Leisure               1.7
    Machinery                                   1.7
    Health Care Equipment & Supplies            1.6
    Real Estate Investment Trusts               1.6
    Chemicals                                   1.5
    Electric Utilities                          1.4
    Multi-Utilities                             1.4
    Internet Software & Services                1.3
    IT Services                                 1.3
    Tobacco                                     1.3
    Food Products                               1.2
    Multiline Retail                            1.0
    Consumer Finance                            0.9

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Metals & Mining                             0.9%
    Wireless Telecommunication Services         0.9
    Air Freight & Logistics                     0.8
    Commercial Services & Supplies              0.8
    Road & Rail                                 0.8
    Household Durables                          0.7
    Electrical Equipment                        0.5
    Independent Power Producers & Energy
      Traders                                   0.5
    Life Sciences Tools & Services              0.4
    Automobiles                                 0.3
    Electronic Equipment & Instruments          0.3
    Internet & Catalog Retail                   0.3
    Paper & Forest Products                     0.3
    Textiles, Apparel & Luxury Goods            0.3
    Airlines                                    0.2
    Auto Components                             0.2
    Building Products                           0.2
    Containers & Packaging                      0.2
    Diversified Consumer Services               0.2
    Leisure Equipment & Products                0.2
    Personal Products                           0.2
    Construction & Engineering                  0.1
    Construction Materials                      0.1
    Distributors                                0.1
    Gas Utilities                               0.1
    Office Electronics                          0.1
    Real Estate Management & Development        0.1
    Trading Companies & Distributors            0.1
    Health Care Technology                      0.0**
    Short-Term Investments                      0.2
    Other Assets & Liabilities                  0.2
    ----------------------------------------------------------
    TOTAL                                       100%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount represents less than 0.05% of net assets.

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

STREETTRACKS DJ WILSHIRE LARGE CAP GROWTH ETF
The streetTRACKS DJ Wilshire Large Cap Growth ETF (the "Fund") seeks to replicate the total return of the Dow Jones Wilshire Large Cap Growth Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of the Index, before expenses, by investing in a portfolio of stocks intended to replicate the Index.

During the last quarter of 2005, the Dow Jones U.S. Large Cap Growth Index, the Fund's previous benchmark, ceased real time publication. As a result, effective October 31, 2005, the Fund changed its benchmark index to the Dow Jones Wilshire Large Cap Growth Index.

The performance of the Fund for the year ended June 30, 2006, was 6.75% versus the Index return of 6.95%, while the broad Dow Jones Large Cap Index posted a gain of 8.11%.

Several big stories dominated market news during the last year. At the start of the year, two disastrous hurricanes struck the U.S. causing extensive damage to Gulf coast areas. These storms also disrupted oil and natural gas facilities in the region causing temporary price shocks in gasoline, home heating oil and natural gas. Commodity prices rose significantly during the year, as the Goldman Sachs Commodity Index rose 13.42%. High energy prices raised inflation fears, and the Federal Reserve continued its steady pace of rate increases. At the end of June, the Fed Funds rate stood at 5.25%, after 17 consecutive increases. New Federal Reserve Chairman Bernanke settled into his position in early 2006 and has faced scrutiny over views on inflation and interest rates.

These stories plus continued war in Iraq and other tensions in the Middle East, helped increase market volatility during the year. Despite all this, markets posted solid gains for the 12 month period. The Dow Jones Wilshire Total Market Index rose 9.92% for the year. Small Cap stocks were particularly strong as the Dow Jones Wilshire Small Cap Index rose 15.31%, easily outpacing its large cap counterpart, which posted a 9.08% gain. Value stocks were in favor during the period, especially in large caps, where the Dow Jones Wilshire Large Cap Value Index bested Growth by approximately four percentage points (10.99% to 6.95%). The Dow Jones Wilshire Small Cap Style Indexes followed suit with the Value Index performing approximately 1.6 percentage points better than the Growth Index (16.91% to 15.31%).

The fund's gains during the period were led by Energy companies. The sector produced very strong returns, as companies benefited from high energy prices. Growth stocks under performed value stocks, particularly in the large capitalization range. Part of the explanation for this difference is the high weight to technology in the growth indices. The IT sector accounted for over 22% of the Growth Index as of June 30, and the sector produced a slightly negative return during an otherwise strong year.

                        [streetTRACKS (R) annual report LOGO]
        streetTRACKS DJ Wilshire Large Cap Growth ETF--PERFORMANCE SUMMARY

   The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.STREETTRACKS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF JUNE 30, 2006

    ---------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     ------------------------------------------------------------------------------------
                                                                                  DOW JONES
                                                                               U.S. LARGE CAP
                                                                                GROWTH INDEX/           DOW JONES
                                                              DOW JONES           DOW JONES          LARGE CAP INDEX
                                     NET ASSET  MARKET   WILSHIRE LARGE CAP  WILSHIRE LARGE CAP        (BROAD-BASED
                                       VALUE     VALUE    GROWTH INDEX (2)    GROWTH INDEX (3)      COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/06           6.75%     6.83%          6.95%               4.20%                 8.11%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 6/30/06       23.02%    23.17%         23.79%              20.61%                33.67%
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 6/30/06       -16.38%   -17.74%        -15.55%             -17.72%                 6.01%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING     -46.66%   -47.34%        -46.05%             -47.44%               -14.51%
       (1)
    ------------------------------------------------------------------------------------------------------------------

    ---------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     ------------------------------------------------------------------------------------
                                                                                  DOW JONES
                                                                               U.S. LARGE CAP
                                                                                GROWTH INDEX/           DOW JONES
                                                              DOW JONES           DOW JONES          LARGE CAP INDEX
                                     NET ASSET  MARKET   WILSHIRE LARGE CAP  WILSHIRE LARGE CAP        (BROAD-BASED
                                       VALUE     VALUE    GROWTH INDEX (2)    GROWTH INDEX (3)      COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/06           6.75%     6.83%          6.95%               4.20%                 8.11%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 6/30/06        7.15%     7.19%          7.37%               6.44%                10.16%
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 6/30/06        -3.52%    -3.83%         -3.32%              -3.83%                 1.17%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING     -10.35%   -10.55%        -10.18%             -10.58%                -2.69%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2006.

   (2) Effective October 31, 2005, the Fund changed its benchmark to the Dow Jones Wilshire Large Cap Growth Index.

   (3) A blended index return comprised of the Dow Jones U.S. Large Cap Growth Index through 10/31/05 and the Dow Jones Wilshire Large Cap Growth Index return from 11/1/05 through 6/30/06.

                        [streetTRACKS (R) annual report LOGO]
        streetTRACKS DJ Wilshire Large Cap Growth ETF--PERFORMANCE SUMMARY
                                  (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      DJ WILSHIRE LARGE CAP GROWTH ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                DOW JONES WILSHIRE LARGE       DOW JONES LARGE CAP      DOW JONES WILSHIRE LARGE
                                                    CAP GROWTH ETF(A)               INDEX(C)               CAP GROWTH INDEX(B)
                                                ------------------------       -------------------      ------------------------
09/25/00                                                10000.00                    10000.00                    10000.00
09/30/00                                                 9800.00                     9969.00                     9799.00
12/31/00                                                 7395.00                     8882.00                     7395.00
03/31/01                                                 5703.00                     7629.00                     5706.00
06/30/01                                                 6252.00                     8039.00                     6260.00
09/30/01                                                 4696.00                     6847.00                     4704.00
12/31/01                                                 5498.00                     7508.00                     5512.00
03/31/02                                                 5244.00                     7447.00                     5259.00
06/30/02                                                 4233.00                     6353.00                     4246.00
09/30/02                                                 3506.00                     5290.00                     3518.00
12/31/02                                                 3757.00                     5723.00                     3771.00
03/31/03                                                 3780.00                     5542.00                     3796.00
06/30/03                                                 4249.00                     6376.00                     4270.00
09/30/03                                                 4378.00                     6499.00                     4402.00
12/31/03                                                 4854.00                     7263.00                     4885.00
03/31/04                                                 4872.00                     7341.00                     4905.00
06/30/04                                                 4959.00                     7466.00                     4996.00
09/30/04                                                 4696.00                     7309.00                     4734.00
12/31/04                                                 5093.00                     7953.00                     5139.00
03/31/05                                                 4839.00                     7780.00                     4884.00
06/30/05                                                 4896.00                     7884.00                     4944.00
09/30/05                                                 5067.00                     8146.00                     5118.00
12/31/05                                                 5250.00                     8320.00                     5306.00
03/31/06                                                 5433.00                     8629.00                     5492.00
06/30/06                                                 5227.00                     8523.00                     5286.00

                        [streetTRACKS (R) annual report LOGO]
        streetTRACKS DJ Wilshire Large Cap Growth ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF JUNE 30, 2006

    ----------------------------------------------------------------------------------------------------------
       DESCRIPTION        MICROSOFT     PROCTER &      JOHNSON &     WAL-MART         CISCO SYSTEMS,
                          CORP.         GAMBLE CO.     JOHNSON       STORES, INC.     INC.
    ----------------------------------------------------------------------------------------------------------
       MARKET VALUE       $4,803,528    4,157,879      4,047,716     2,828,302        2,731,778
    ----------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    3.50%         3.03           2.95          2.06             1.99
    ----------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF JUNE 30, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Media                                       5.8%
    Health Care Providers & Services            5.4
    Pharmaceuticals                             5.3
    Software                                    5.1
    Computers & Peripherals                     4.8
    Energy Equipment & Services                 4.8
    Specialty Retail                            4.4
    Oil, Gas & Consumable Fuels                 4.1
    Communications Equipment                    4.0
    Food & Staples Retailing                    3.8
    Household Products                          3.8
    Biotechnology                               3.6
    Insurance                                   3.6
    Health Care Equipment & Supplies            3.4
    Semiconductors & Semiconductor
      Equipment                                 3.2
    Internet Software & Services                2.8
    Aerospace & Defense                         2.6
    Hotels Restaurants & Leisure                2.5
    Beverages                                   2.4
    IT Services                                 2.3
    Consumer Finance                            1.8
    Air Freight & Logistics                     1.7
    Multiline Retail                            1.5
    Wireless Telecommunication Services         1.5
    Capital Markets                             1.3
    Commercial Services & Supplies              1.3
    Commercial Banks                            1.0
    Household Durables                          1.0
    Machinery                                   1.0
    Chemicals                                   0.9
    Industrial Conglomerates                    0.9
    Thrifts & Mortgage Finance                  0.9

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Diversified Financial Services              0.6%
    Internet & Catalog Retail                   0.6
    Life Sciences Tools & Services              0.6
    Real Estate Investment Trusts               0.6
    Food Products                               0.5
    Metals & Mining                             0.5
    Textiles, Apparel & Luxury Goods            0.5
    Personal Products                           0.4
    Road & Rail                                 0.4
    Airlines                                    0.3
    Diversified Consumer Services               0.3
    Automobiles                                 0.2
    Construction & Engineering                  0.2
    Containers & Packaging                      0.2
    Electronic Equipment & Instruments          0.2
    Gas Utilities                               0.2
    Independent Power Producers & Energy
      Traders                                   0.2
    Real Estate Management & Development        0.2
    Auto Components                             0.1
    Building Products                           0.1
    Construction Materials                      0.1
    Diversified Telecommunication Services      0.1
    Electrical Equipment                        0.1
    Health Care Technology                      0.1
    Trading Companies & Distributors            0.1
    Office Electronics                          0.0**
    Short-Term Investments                      0.1
    Other Assets & Liabilities                  0.0**
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount represents less than 0.05% of net assets.

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

STREETTRACKS DJ WILSHIRE LARGE CAP VALUE ETF
The streetTRACKS DJ Wilshire Large Cap Value ETF (the "Fund") seeks to replicate the total return of the Dow Jones Wilshire Large Cap Value Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks intended to replicate the Index.

During the last quarter of 2005, the Dow Jones U.S. Large Cap Value Index, the Fund's previous benchmark, ceased real time publication. As a result, effective October 31, 2005, the Fund changed its benchmark index to the Dow Jones Large Cap Value Index.

The performance of the Fund for the year ended June 30, 2006, was 10.80% versus the Index return of 10.99%, while the broad Dow Jones Large Cap Index posted a gain of 8.11%.

Several big stories dominated market news during the last year. At the start of the year, two disastrous hurricanes struck the U.S. causing extensive damage to Gulf coast areas. These storms also disrupted oil and natural gas facilities in the region causing temporary price shocks in gasoline, home heating oil and natural gas. Commodity prices rose significantly during the year, as the Goldman Sachs Commodity Index rose 13.42%. High energy prices raised inflation fears, and the Federal Reserve continued its steady pace of rate increases. At the end of June, the Fed Funds rate stood at 5.25%, after 17 consecutive increases. New Federal Reserve Chairman Bernanke settled into his position in early 2006 and has faced scrutiny over views on inflation and interest rates.

These stories plus continued war in Iraq and other tensions in the Middle East, helped increase market volatility during the year. Despite all this, markets posted solid gains for the 12 month period. The Dow Jones Wilshire Total Market Index rose 9.92% for the year. Small Cap stocks were particularly strong as the Dow Jones Wilshire Small Cap Index rose 15.31%, easily outpacing its large cap counterpart, which posted a 9.08% gain. Value stocks were in favor during the period, especially in large caps, where the Dow Jones Wilshire Large Cap Value Index bested the Growth Index by approximately four percentage points (10.99% to 6.95%). The Dow Jones Wilshire Small Cap Style Indexes followed suit with the Value Index performing approximately 1.6 percentage points better that the Growth Index (16.91% to 15.31%).

Performance contributions from constituents were widespread, with nine of the ten economic sectors posting gains for the year, of which five posted double digit gains. Although the Financials sector represented nearly one third of the Value Index, its contribution to performance was modest compared to the top five sectors. The Energy sector was also a lead contributor to return, as companies were able to pass along rising energy prices to consumers. The Health Care sector produced the only negative return during the year. Much of the difficulty was centered on company specific events such as product recalls and competition from generic drugs.

                        [streetTRACKS (R) annual report LOGO]
         streetTRACKS DJ Wilshire Large Cap Value ETF--PERFORMANCE SUMMARY

   The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.STREETTRACKS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF JUNE 30, 2006

    ---------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     ------------------------------------------------------------------------------------
                                                                                 DOW JONES
                                                                              U.S. LARGE CAP
                                                                               VALUE INDEX/             DOW JONES
                                                             DOW JONES           DOW JONES           LARGE CAP INDEX
                                     NET ASSET  MARKET   WILSHIRE LARGE CAP WILSHIRE LARGE CAP        (BROAD-BASED
                                       VALUE     VALUE    VALUE INDEX (2)     VALUE INDEX (3)      COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/06          10.80%    10.80%        10.99%              10.38%                  8.11%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 6/30/06       41.37%    40.69%        42.26%              41.48%                 33.67%
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 6/30/06        27.53%    27.59%        28.96%              28.25%                  6.01%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      26.93%    26.74%        28.48%              27.78%                -14.51%
       (1)
    ------------------------------------------------------------------------------------------------------------------

    ---------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     ------------------------------------------------------------------------------------
                                                                                 DOW JONES
                                                                              U.S. LARGE CAP
                                                                               VALUE INDEX/             DOW JONES
                                                             DOW JONES           DOW JONES           LARGE CAP INDEX
                                     NET ASSET  MARKET   WILSHIRE LARGE CAP WILSHIRE LARGE CAP        (BROAD-BASED
                                       VALUE     VALUE    VALUE INDEX (2)     VALUE INDEX (3)      COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/06          10.80%    10.80%        10.99%              10.38%                  8.11%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 6/30/06       12.23%    12.05%        12.47%              12.26%                 10.16%
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 6/30/06         4.98%     4.99%         5.22%               5.10%                  1.17%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING       4.23%     4.21%         4.46%               4.36%                 -2.69%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2006.

   (2) Effective October 31, 2005, the Fund changed its benchmark to the Dow Jones Wilshire Large Cap Value Index.

   (3) A blended index return comprised of the Dow Jones U.S. Large Cap Value Index through 10/31/05 and the Dow Jones Wilshire Large Cap Value Index return from 11/1/05 through 6/30/06.

                        [streetTRACKS (R) annual report LOGO]
   streetTRACKS DJ Wilshire Large Cap Value ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      DJ WILSHIRE LARGE CAP VALUE ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                DOW JONES WILSHIRE LARGE       DOW JONES LARGE CAP      DOW JONES WILSHIRE LARGE
                                                    CAP VALUE ETF(A)                INDEX(C)               CAP VALUE INDEX(B)
                                                ------------------------       -------------------      ------------------------
09/25/00                                                10000.00                    10000.00                    10000.00
09/30/00                                                10175.00                     9969.00                    10179.00
12/31/00                                                10592.00                     8882.00                    10595.00
03/31/01                                                 9812.00                     7629.00                     9819.00
06/30/01                                                10128.00                     8039.00                    10142.00
09/30/01                                                 9422.00                     6847.00                     9437.00
12/31/01                                                 9925.00                     7508.00                     9947.00
03/31/02                                                10079.00                     7447.00                    10110.00
06/30/02                                                 8881.00                     6353.00                     8909.00
09/30/02                                                 7418.00                     5290.00                     7445.00
12/31/02                                                 8175.00                     5723.00                     8214.00
03/31/03                                                 7726.00                     5542.00                     7765.00
06/30/03                                                 9136.00                     6376.00                     9192.00
09/30/03                                                 9152.00                     6499.00                     9212.00
12/31/03                                                10262.00                     7263.00                    10341.00
03/31/04                                                10428.00                     7341.00                    10513.00
06/30/04                                                10555.00                     7466.00                    10648.00
09/30/04                                                10690.00                     7309.00                    10787.00
12/31/04                                                11609.00                     7953.00                    11725.00
03/31/05                                                11518.00                     7779.00                    11635.00
06/30/05                                                11657.00                     7884.00                    11780.00
09/30/05                                                12032.00                     8145.00                    12163.00
12/31/05                                                12245.00                     8320.00                    12387.00
03/31/06                                                12845.00                     8629.00                    12981.00
06/30/06                                                12915.00                     8523.00                    13078.00

                        [streetTRACKS (R) annual report LOGO]
        streetTRACKS DJ Wilshire Large Cap Value ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF JUNE 30, 2006

    --------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        EXXON MOBIL     GENERAL          CITIGROUP, INC.     BANK OF           PFIZER, INC.
                          CORP.           ELECTRIC CO.                         AMERICA CORP.
    --------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $5,797,146      5,304,978        3,718,870           3,403,941         2,666,849
    --------------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    5.66%           5.18             3.63                3.32              2.60
    --------------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF JUNE 30, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Oil, Gas & Consumable Fuels                11.8%
    Diversified Financial Services              9.4
    Commercial Banks                            7.0
    Insurance                                   6.7
    Pharmaceuticals                             6.4
    Industrial Conglomerates                    6.2
    Capital Markets                             4.9
    Diversified Telecommunication Services      4.5
    Electric Utilities                          2.7
    Multi-Utilities                             2.7
    Tobacco                                     2.6
    Thrifts & Mortgage Finance                  2.5
    Real Estate Investment Trusts               2.4
    Semiconductors & Semiconductor
      Equipment                                 2.3
    Machinery                                   2.2
    Chemicals                                   1.9
    Food Products                               1.8
    Aerospace & Defense                         1.7
    Beverages                                   1.7
    Computers & Peripherals                     1.7
    Media                                       1.7
    Software                                    1.3
    Communications Equipment                    1.2
    Metals & Mining                             1.2
    Hotels, Restaurants & Leisure               1.1
    Road & Rail                                 1.1
    Electrical Equipment                        0.9
    Food & Staples Retailing                    0.8
    Independent Power Producers & Energy
      Traders                                   0.7

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Paper & Forest Products                     0.6%
    Commercial Services & Supplies              0.5
    Electronic Equipment & Instruments          0.5
    Multiline Retail                            0.5
    Automobiles                                 0.4
    Household Durables                          0.4
    Household Products                          0.4
    IT Services                                 0.4
    Wireless Telecommunication Services         0.4
    Containers & Packaging                      0.3
    Leisure Equipment & Products                0.3
    Specialty Retail                            0.3
    Auto Components                             0.2
    Building Products                           0.2
    Health Care Providers & Services            0.2
    Office Electronics                          0.2
    Textiles, Apparel & Luxury Goods            0.2
    Airlines                                    0.1
    Construction Materials                      0.1
    Distributors                                0.1
    Gas Utilities                               0.1
    Life Sciences Tools & Services              0.1
    Trading Companies & Distributors            0.1
    Diversified Consumer Services               0.0**
    Health Care Equipment & Supplies            0.0**
    Short-Term Investments                      0.1
    Other Assets & Liabilities                  0.2
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount represents less than 0.05% of net assets.

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

STREETTRACKS DJ WILSHIRE MID CAP ETF
The streetTRACKS DJ Wilshire Mid Cap ETF ("the Fund") seeks to replicate the total return of the Dow Jones Wilshire Mid Cap Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks intended to replicate the Index.

The Fund commenced operations on November 8, 2005. The performance of the Fund as of the period ended June 30, 2006, was 8.92% versus the Index return of 9.03%, while the Dow Jones Mid Cap Index posted a gain of 9.61%.

Several big stories dominated market news during the last year. At the start of the year, two disastrous hurricanes struck the U.S. causing extensive damage to Gulf coast areas. These storms also disrupted oil and natural gas facilities in the region causing temporary price shocks in gasoline, home heating oil and natural gas. Commodity prices rose significantly during the year, as the Goldman Sachs Commodity Index rose 13.42%. High energy prices raised inflation fears, and the Federal Reserve continued its steady pace of rate increases. At the end of June, the Fed Funds rate stood at 5.25%, after 17 consecutive increases. New Federal Reserve Chairman Bernanke settled into his position in early 2006 and has faced scrutiny over views on inflation and interest rates.

These stories plus continued war in Iraq and other tensions in the Middle East, helped increase market volatility during the year. Despite all this, markets posted solid gains for the 12 month period. The Dow Jones Wilshire Total Market Index rose 9.92% for the year. Small Cap stocks were particularly strong as the Dow Jones Wilshire Small Cap Index rose 15.31%, easily outpacing its large cap counterpart, which posted a 9.08% gain. Value stocks were in favor during the period, especially in large caps, where the Dow Jones Wilshire Large Cap Value Index bested the Growth Index by approximately four percentage points (10.99% to 6.95%). The Dow Jones Wilshire Small Cap Style Indexes followed suit with the Value Index performing approximately 1.6 percentage points better than the Growth Index (16.91% to 15.31%).

The DJ Wilshire Mid Cap ETF rose 8.92% from commencement of operations in November 2005 to June 30, 2006. Paving the way were the heavily weighted Financial stocks. Close behind the Financials was the Industrials sector, followed by the Materials group, which rallied as all things metal were red hot where prices for gold, copper, and silver surged. Other notable contributions were from stocks from the Information Technology sector.

                        [streetTRACKS (R) annual report LOGO]
             streetTRACKS DJ Wilshire Mid Cap ETF--PERFORMANCE SUMMARY

   The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.STREETTRACKS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF JUNE 30, 2006

    ---------------------------------------------------------------------------------------------------------------
                                                                  CUMULATIVE TOTAL RETURN
                                        ---------------------------------------------------------------------------
                                        NET ASSET  MARKET     DOW JONES WILSHIRE        DOW JONES MID CAP INDEX
                                          VALUE     VALUE        MID CAP INDEX      (BROAD-BASED COMPARATIVE INDEX)
    ---------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)     7.92%     6.79%            8.03%                        8.53%
    ---------------------------------------------------------------------------------------------------------------

   (1) For the period November 15, 2005 (commencement of trading on the AMEX) to June 30, 2006.

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      DJ WILSHIRE MID CAP ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                 DOW JONES WILSHIRE MID         DOW JONES MID CAP        DOW JONES WILSHIRE MID
                                                       CAP ETF(A)                   INDEX(B)                  CAP INDEX(C)
                                                 ----------------------         -----------------        ----------------------
11/08/05                                                10000.00                    10000.00                    10000.00
12/31/05                                                10437.00                    10489.00                    10441.00
03/31/06                                                11340.00                    11265.00                    11346.00
06/30/06                                                10892.00                    10961.00                    10903.00

                        [streetTRACKS (R) annual report LOGO]
            streetTRACKS DJ Wilshire Mid Cap ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF JUNE 30, 2006

    -------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        CONSOL ENERGY,     NII HOLDINGS,    CITRIX SYSTEMS,    LAM RESEARCH     JOY GLOBAL, INC.
                          INC.               INC.             INC.               CORP.
    -------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $87,179            79,383           74,741             67,599           64,487
    -------------------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    0.55%              0.50             0.47               0.42             0.40
    -------------------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF JUNE 30, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Real Estate Investment Trusts               6.8%
    Oil, Gas & Consumable Fuels                 5.8
    Insurance                                   4.4
    Specialty Retail                            4.2
    Machinery                                   3.7
    Health Care Providers & Services            3.6
    Commercial Banks                            3.4
    Commercial Services & Supplies              3.4
    Software                                    3.2
    Chemicals                                   3.0
    Health Care Equipment & Supplies            2.9
    Multi-Utilities                             2.8
    Semiconductors & Semiconductor
      Equipment                                 2.6
    Electronic Equipment & Instruments          2.5
    Media                                       2.5
    Energy Equipment & Services                 2.4
    IT Services                                 2.4
    Life Sciences Tools & Services              2.4
    Capital Markets                             2.2
    Hotels Restaurants & Leisure                2.2
    Containers & Packaging                      2.1
    Thrifts & Mortgage Finance                  1.6
    Electric Utilities                          1.5
    Household Durables                          1.5
    Metals & Mining                             1.5
    Biotechnology                               1.4
    Communications Equipment                    1.4
    Food Products                               1.4
    Gas Utilities                               1.4
    Electrical Equipment                        1.1
    Real Estate Management & Development        1.1
    Road & Rail                                 1.1
    Computers & Peripherals                     1.0
    Diversified Consumer Services               1.0

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Pharmaceuticals                             1.0%
    Wireless Telecommunication Services         1.0
    Diversified Telecommunication Services      0.8
    Industrial Conglomerates                    0.8
    Textiles, Apparel & Luxury Goods            0.8
    Trading Companies & Distributors            0.8
    Airlines                                    0.7
    Construction & Engineering                  0.6
    Construction Materials                      0.6
    Diversified Financial Services              0.6
    Aerospace & Defense                         0.5
    Auto Components                             0.5
    Consumer Finance                            0.5
    Leisure Equipment & Products                0.5
    Multiline Retail                            0.5
    Paper & Forest Products                     0.5
    Beverages                                   0.4
    Food & Staples Retailing                    0.4
    Household Products                          0.4
    Internet Software & Services                0.4
    Personal Products                           0.4
    Health Care Technology                      0.3
    Independent Power Producers & Energy
      Traders                                   0.3
    Tobacco                                     0.3
    Building Products                           0.2
    Water Utilities                             0.2
    Air Freight & Logistics                     0.1
    Automobiles                                 0.1
    Internet & Catalog Retail                   0.1
    Office Electronics                          0.1
    Short-Term Investments                      0.3
    Other Assets & Liabilities                 (0.2)
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount represents less than 0.05% of net assets.

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

STREETTRACKS DJ WILSHIRE MID CAP GROWTH ETF
The streetTRACKS DJ Wilshire Mid Cap Growth ETF ("the Fund") seeks to replicate the total return of the Dow Jones Wilshire Mid Cap Growth Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks intended to replicate the Index.

The Fund commenced operations on November 8, 2005. The performance of the Fund as of the period ended June 30, 2006, was 8.10% versus the Index return of 8.26%, while the Dow Jones Mid Cap Index posted a gain of 9.61%.

Several big stories dominated market news during the last year. At the start of the year, two disastrous hurricanes struck the U.S. causing extensive damage to Gulf coast areas. These storms also disrupted oil and natural gas facilities in the region causing temporary price shocks in gasoline, home heating oil and natural gas. Commodity prices rose significantly during the year, as the Goldman Sachs Commodity Index rose 13.42%. High energy prices raised inflation fears, and the Federal Reserve continued its steady pace of rate increases. At the end of June, the Fed Funds rate stood at 5.25%, after 17 consecutive increases. New Federal Reserve Chairman Bernanke settled into his position in early 2006 and has faced scrutiny over views on inflation and interest rates.

These stories plus continued war in Iraq and other tensions in the Middle East, helped increase market volatility during the year. Despite all this, markets posted solid gains for the 12 month period. The Dow Jones Wilshire Total Market Index rose 9.92% for the year. Small Cap stocks were particularly strong as the Dow Jones Wilshire Small Cap Index rose 15.31%, easily outpacing its large cap counterpart, which posted a 9.08% gain. Value stocks were in favor during the period, especially in large caps, where the Dow Jones Wilshire Large Cap Value Index bested the Growth Index by approximately four percentage points (10.99% to 6.95%). The Dow Jones Wilshire Small Cap Style Indexes followed suit with the Value Index performing approximately 1.6 percentage points better than the Growth Index (16.91% to 15.31%).

The DJ Wilshire Mid Cap Value ETF outpaced the Fund by about 1.7% (9.76% to 8.10%). The Industrials, Information Technology, and Energy sectors which consist of 40% of the growth index were the major contributors to the Fund's return. However, a drag was created by the relatively quiet performance of the heavily weighted sectors of Health Care and Consumer Discretionary.

                        [streetTRACKS (R) annual report LOGO]
         streetTRACKS DJ Wilshire Mid Cap Growth ETF--PERFORMANCE SUMMARY

   The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.STREETTRACKS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF JUNE 30, 2006

    ------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                        ------------------------------------------------------------------------------
                                        NET ASSET  MARKET   DOW JONES WILSHIRE MID CAP     DOW JONES MID CAP INDEX
                                          VALUE     VALUE          GROWTH INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)     7.38%     5.97%              7.53%                         8.53%

   (1) For the period November 15, 2005 (commencement of trading on the AMEX) to June 30, 2006.

                        [streetTRACKS (R) annual report LOGO]
   streetTRACKS DJ Wilshire Mid Cap Growth ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      DJ WILSHIRE MID CAP GROWTH ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                                DOW JONES MID CAP
                                                   DJ WILSHIRE MID CAP         INDEX (BROAD-BASED        DOW JONES WILSHIRE MID
                                                   GROWTH INDEX ETF(A)        COMPARATIVE INDEX)(C)        CAP GROWTH INDEX(B)
                                                   -------------------        ---------------------      ----------------------
11/08/05                                                10000.00                    10000.00                    10000.00
12/31/05                                                10438.00                    10489.00                    10444.00
03/31/06                                                11426.00                    11265.00                    11434.00
06/30/06                                                10810.00                    10961.00                    10826.00

                        [streetTRACKS (R) annual report LOGO]
         streetTRACKS DJ Wilshire Mid Cap Growth ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF JUNE 30, 2006

    ------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        CONSOL           NII HOLDINGS,     CITRIX            LAM RESEARCH     JOY GLOBAL,
                          ENERGY, INC.     INC.              SYSTEMS, INC.     CORP.            INC.
    ------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $214,445         190,903           181,353           162,610          160,125
    ------------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    1.05%            0.94              0.89              0.80             0.78
    ------------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF JUNE 30, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Oil, Gas & Consumable Fuels                 8.1%
    Specialty Retail                            6.9
    Health Care Providers & Services            6.5
    Commercial Services & Supplies              5.1
    Health Care Equipment & Supplies            4.8
    Energy Equipment & Services                 4.3
    Hotels, Restaurants & Leisure               4.2
    Software                                    3.9
    IT Services                                 3.6
    Life Sciences Tools & Services              3.6
    Semiconductors & Semiconductor
      Equipment                                 3.6
    Insurance                                   3.5
    Media                                       3.1
    Biotechnology                               2.8
    Machinery                                   2.2
    Real Estate Management & Development        2.2
    Computers & Peripherals                     1.9
    Pharmaceuticals                             1.9
    Electronic Equipment & Instruments          1.6
    Capital Markets                             1.5
    Communications Equipment                    1.4
    Trading Companies & Distributors            1.4
    Wireless Telecommunication Services         1.3
    Chemicals                                   1.2
    Containers & Packaging                      1.2
    Diversified Consumer Services               1.2
    Metals & Mining                             1.2
    Household Durables                          1.1

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Electrical Equipment                        0.9%
    Construction & Engineering                  0.8
    Construction Materials                      0.8
    Consumer Finance                            0.8
    Gas Utilities                               0.8
    Multiline Retail                            0.8
    Airlines                                    0.7
    Auto Components                             0.7
    Health Care Technology                      0.7
    Household Products                          0.7
    Internet Software & Services                0.7
    Personal Products                           0.7
    Road & Rail                                 0.7
    Food Products                               0.6
    Textiles, Apparel & Luxury Goods            0.6
    Diversified Financial Services              0.5
    Real Estate Investment Trusts               0.5
    Diversified Telecommunication Services      0.4
    Aerospace & Defense                         0.3
    Air Freight & Logistics                     0.3
    Industrial Conglomerates                    0.3
    Leisure Equipment & Products                0.3
    Office Electronics                          0.3
    Automobiles                                 0.2
    Beverages                                   0.2
    Internet & Catalog Retail                   0.2
    Short-Term Investments                      0.2
    Other Assets & Liabilities                  0.0**
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount represents less than 0.05% of net assets.

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

STREETTRACKS DJ WILSHIRE MID CAP VALUE ETF
The streetTRACKS DJ Wilshire Mid Cap Value ETF ("the Fund") seeks to replicate the total return of the Dow Jones Wilshire Mid Cap Value Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks intended to replicate the Index.

The Fund commenced operations on November 8, 2005. The performance of the Fund as of the period ended June 30, 2006, was 9.76% versus the Index return of 9.88%, while the Dow Jones Mid Cap Index posted a gain of 9.61%.

Several big stories dominated market news during the last year. At the start of the year, two disastrous hurricanes struck the U.S. causing extensive damage to Gulf coast areas. These storms also disrupted oil and natural gas facilities in the region causing temporary price shocks in gasoline, home heating oil and natural gas. Commodity prices rose significantly during the year, as the Goldman Sachs Commodity Index rose 13.42%. High energy prices raised inflation fears, and the Federal Reserve continued its steady pace of rate increases. At the end of June, the Fed Funds rate stood at 5.25%, after 17 consecutive increases. New Federal Reserve Chairman Bernanke settled into his position in early 2006 and has faced scrutiny over views on inflation and interest rates.

These stories plus continued war in Iraq and other tensions in the Middle East, helped increase market volatility during the year. Despite all this, markets posted solid gains for the 12 month period. The Dow Jones Wilshire Total Market Index rose 9.92% for the year. Small Cap stocks were particularly strong as the Dow Jones Wilshire Small Cap Index rose 15.31%, easily outpacing its large cap counterpart, which posted a 9.08% gain. Value stocks were in favor during the period, especially in large caps, where the Dow Jones Wilshire Large Cap Value Index bested the Growth Index by approximately four percentage points (10.99% to 6.95%). The Dow Jones Wilshire Small Cap Style Indexes followed suit with the Value Index performing approximately 1.6 percentage points better than the Growth Index (16.91% to 15.31%).

The Fund outpaced the DJ Wilshire Mid Cap Growth ETF by about 1.7% (9.76% to 8.10%). The Fund benefited from the success of the heavily weighted Financial stocks in the benchmark representing 35% of the benchmark. Other notable returns for the fund were generated by the Utilities, Industrials, and Materials sectors.

                        [streetTRACKS (R) annual report LOGO]
          streetTRACKS DJ Wilshire Mid Cap Value ETF--PERFORMANCE SUMMARY

   The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.STREETTRACKS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF JUNE 30, 2006

    ---------------------------------------------------------------------------------------------------------------
                                                                  CUMULATIVE TOTAL RETURN
                                        ---------------------------------------------------------------------------
                                        NET ASSET  MARKET     DOW JONES WILSHIRE        DOW JONES MID CAP INDEX
                                          VALUE     VALUE     MID CAP VALUE INDEX   (BROAD-BASED COMPARATIVE INDEX)
    ---------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)     8.51%     7.58%            8.63%                        8.53%
    ---------------------------------------------------------------------------------------------------------------

   (1) For the period November 15, 2005 (commencement of trading on the AMEX) to June 30, 2006.

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
       DJ WILSHIRE MID CAP VALUE ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                                DOW JONES MID CAP
                                                   DJ WILSHIRE MID CAP         INDEX (BROAD-BASED        DOW JONES WILSHIRE MID
                                                      VALUE ETF(A)            COMPARATIVE INDEX)(C)        CAP VALUE INDEX(B)
                                                   -------------------        ---------------------      ----------------------
11/08/05                                                10000.00                    10000.00                    10000.00
12/31/05                                                10438.00                    10489.00                    10439.00
03/31/06                                                11240.00                    11265.00                    11249.00
06/30/06                                                10976.00                    10961.00                    10988.00

                        [streetTRACKS (R) annual report LOGO]
         streetTRACKS DJ Wilshire Mid Cap Value ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF JUNE 30, 2006

    ------------------------------------------------------------------------------------------------------------
       DESCRIPTION        ALLEGHENY              SUPERVALU, INC.     ALLEGHENY        APPELERA CORP.-
                          TECHNOLOGIES, INC.                         ENERGY, INC.     APPLIED BIOSYSTEMS GROUP
    ------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $67,786                67,724              65,651           64,765
    ------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    0.83%                  0.83                0.80             0.79
    ------------------------------------------------------------------------------------------------------------

       DESCRIPTION         NISOURCE, INC.
    --------------------------------------------------------
       MARKET VALUE        64,581
    -----------------------------------------------------------------
       % OF NET ASSETS     0.79
    --------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF JUNE 30, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Real Estate Investment Trust               13.8%
    Commercial Banks                            7.0
    Multi-Utilities                             5.9
    Insurance                                   5.4
    Machinery                                   5.3
    Chemicals                                   4.9
    Electronic Equipment & Instruments          3.5
    Electric Utilities                          3.3
    Oil, Gas & Consumable Fuels                 3.3
    Thrifts & Mortgage Finance                  3.3
    Containers & Packaging                      3.0
    Capital Markets                             2.9
    Food Products                               2.4
    Software                                    2.3
    Gas Utilities                               2.0
    Household Durables                          1.9
    Media                                       1.9
    Metals & Mining                             1.9
    Commercial Services & Supplies              1.5
    Road & Rail                                 1.5
    Semiconductors & Semiconductor
      Equipment                                 1.5
    Communications Equipment                    1.4
    Diversified Telecommunication Services      1.3
    Electrical Equipment                        1.3
    Industrial Conglomerates                    1.3
    Life Sciences Tools & Services              1.1
    Specialty Retail                            1.1
    IT Services                                 1.0

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Paper & Forest Products                     1.0%
    Textiles, Apparel & Luxury Goods            0.9
    Food & Staples Retailing                    0.8
    Health Care Equipment & Supplies            0.8
    Leisure Equipment & Products                0.8
    Aerospace & Defense                         0.7
    Airlines                                    0.7
    Diversified Consumer Services               0.7
    Beverages                                   0.6
    Diversified Financial Services              0.6
    Independent Power Producers & Energy
    Traders                                     0.6
    Tobacco                                     0.6
    Wireless Telecommunication Services         0.6
    Auto Components                             0.4
    Construction & Engineering                  0.4
    Health Care Providers & Services            0.4
    Water Utilities                             0.4
    Building Products                           0.3
    Construction Materials                      0.3
    Energy Equipment & Services                 0.3
    Multiline Retail                            0.3
    Trading Companies & Distributors            0.3
    Consumer Finance                            0.1
    Short-Term Investments                      0.3
    Other Assets & Liabilities                  0.1
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
The streetTRACKS DJ Wilshire Small Cap ETF ("the Fund") seeks to replicate the total return of the Dow Jones Wilshire Small Cap Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks intended to replicate the Index.

The Fund commenced operations on November 8, 2005. The performance of the Fund as of the period ended June 30, 2006, was 11.49% versus the Index return of 11.76%, while the Dow Jones Small Cap Index posted a gain of 11.22%.

Several big stories dominated market news during the last year. At the start of the year, two disastrous hurricanes struck the U.S. causing extensive damage to Gulf coast areas. These storms also disrupted oil and natural gas facilities in the region causing temporary price shocks in gasoline, home heating oil and natural gas. Commodity prices rose significantly during the year, as the Goldman Sachs Commodity Index rose 13.42%. High energy prices raised inflation fears, and the Federal Reserve continued its steady pace of rate increases. At the end of June, the Fed Funds rate stood at 5.25%, after 17 consecutive increases. New Federal Reserve Chairman Bernanke settled into his position in early 2006 and has faced scrutiny over views on inflation and interest rates.

These stories plus continued war in Iraq and other tensions in the Middle East, helped increase market volatility during the year. Despite all this, markets posted solid gains for the 12 month period. The Dow Jones Wilshire Total Market Index rose 9.92% for the year. Small Cap stocks were particularly strong as the Dow Jones Wilshire Small Cap Index rose 15.31%, easily outpacing its large cap counterpart, which posted a 9.08% gain. Value stocks were in favor during the period, especially in large caps, where the Dow Jones Wilshire Large Cap Value Index bested the Growth Index by approximately four percentage points (10.99% to 6.95%). The Dow Jones Wilshire Small Cap Style Indexes followed suit with the Value Index performing approximately 1.6 percentage points better than the Growth Index (16.91% to 15.31%).

The DJ Wilshire Small Cap ETF rose 11.49% from commencement of operations in November 2005 to June 30, 2006. Paving the way were the heavily weighted Financial stocks. The Industrials sector lifted the Fund's return, followed by the Materials group, which rallied as all things metal were red hot where prices for gold, copper, and silver surged. Other notable contributions were from stocks in the Information Technology sector.

                        [streetTRACKS (R) annual report LOGO]
            streetTRACKS DJ Wilshire Small Cap ETF--PERFORMANCE SUMMARY

   The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.STREETTRACKS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF JUNE 30, 2006

    ----------------------------------------------------------------------------------------------------------------
                                                                  CUMULATIVE TOTAL RETURN
                                        ----------------------------------------------------------------------------
                                        NET ASSET  MARKET   DOW JONES WILSHIRE SMALL    DOW JONES SMALL CAP INDEX
                                          VALUE     VALUE          CAP INDEX         (BROAD-BASED COMPARATIVE INDEX)
    ----------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)    11.08%     9.48%            11.35%                      10.67%
    ----------------------------------------------------------------------------------------------------------------

   (1) For the period November 15, 2005 (commencement of trading on the AMEX) to June 30, 2006.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
        DJ WILSHIRE SMALL CAP ETF (Based on Net Asset Value)



   [LINE GRAPH]

                                                DOW JONES WILSHIRE SMALL       DOW JONES SMALL CAP      DOW JONES WILSHIRE SMALL
                                                       CAP ETF(A)                   INDEX(C)                  CAP INDEX(B)
                                                ------------------------       -------------------      ------------------------
11/08/05                                                10000.00                    10000.00                    10000.00
12/31/05                                                10359.00                    10396.00                    10366.00
03/31/06                                                11655.00                    11693.00                    11633.00
06/30/06                                                11149.00                    11122.00                    11176.00

                        [streetTRACKS (R) annual report LOGO]
           streetTRACKS DJ Wilshire Small Cap ETF--PORTFOLIO SUMMARY

      TOP FIVE HOLDINGS AS OF JUNE 30, 2006

    -----------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        GLAMIS GOLD,      AKAMAI TECHNOLOGIES,    MCDERMOTT             TEREX CORP.       LOEWS CORP.
                          LTD.              INC.                    INTERNATIONAL,                          (CAROLINA
                                                                    INC.                                    GROUP)
    -----------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $89,085           79,618                  70,842                70,669            68,168
    -----------------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    0.34%             0.30                    0.27                  0.27              0.26
    -----------------------------------------------------------------------------------------------------------------------

    -----------------------------------------------------------------------------------
       DESCRIPTION
    -------------------------------------------------------------------------------------------
       MARKET VALUE
    ---------------------------------------------------------------------------------------------------
       % OF NET ASSETS
    -----------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF JUNE 30, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Real Estate Investment Trusts               8.2%
    Oil, Gas & Consumable Fuels                 6.1
    Commercial Banks                            5.4
    Insurance                                   4.1
    Machinery                                   3.6
    Commercial Services & Supplies              3.5
    Semiconductors & Semiconductor
      Equipment                                 3.3
    Health Care Equipment & Supplies            3.2
    Specialty Retail                            3.1
    Energy Equipment & Services                 3.0
    Hotels Restaurants & Leisure                2.7
    Software                                    2.7
    Electronic Equipment & Instruments          2.6
    Metals & Mining                             2.5
    Chemicals                                   2.3
    Communications Equipment                    2.1
    Health Care Providers & Services            2.1
    IT Services                                 2.1
    Media                                       2.0
    Biotechnology                               1.9
    Thrifts & Mortgage Finance                  1.9
    Internet Software & Services                1.6
    Capital Markets                             1.5
    Gas Utilities                               1.5
    Road & Rail                                 1.4
    Household Durables                          1.3
    Aerospace & Defense                         1.2
    Electrical Equipment                        1.2
    Food Products                               1.2
    Diversified Consumer Services               1.1
    Electric Utilities                          1.1
    Computers & Peripherals                     1.0
    Multi-Utilities                             1.0
    Pharmaceuticals                             1.0
    Textiles, Apparel & Luxury Goods            1.0
    Diversified Telecommunication Services      0.9

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Life Sciences Tools & Services              0.9%
    Trading Companies & Distributors            0.9
    Construction & Engineering                  0.8
    Airlines                                    0.7
    Auto Components                             0.7
    Building Products                           0.7
    Food & Staples Retailing                    0.7
    Industrial Conglomerates                    0.7
    Consumer Finance                            0.5
    Health Care Technology                      0.5
    Internet & Catalog Retail                   0.5
    Leisure Equipment & Products                0.5
    Wireless Telecommunication Services         0.5
    Air Freight & Logistics                     0.4
    Construction Materials                      0.4
    Containers & Packaging                      0.4
    Diversified Financial Services              0.4
    Multiline Retail                            0.4
    Personal Products                           0.4
    Beverages                                   0.3
    Marine                                      0.3
    Real Estate Management & Development        0.3
    Tobacco                                     0.3
    Automobiles                                 0.2
    Household Products                          0.2
    Independent Power Producers & Energy
      Traders                                   0.2
    Paper & Forest Products                     0.2
    Water Utilities                             0.2
    Distributors                                0.1
    Transportation Infrastructure               0.1
    Short-Term Investments                      0.1
    Other Assets & Liabilities                  0.1
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

STREETTRACKS DJ WILSHIRE SMALL CAP GROWTH ETF
The streetTRACKS DJ Wilshire Small Cap Growth ETF (the "Fund") seeks to replicate the total return of the Dow Jones Wilshire Small Cap Growth Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks intended to replicate the Index.

During the last quarter of 2005, the Dow Jones U.S. Small Cap Growth Index, the Fund's previous benchmark, ceased real time publication. As a result, effective October 31, 2005, the Fund changed its benchmark index to the Dow Jones Wilshire Small Cap Growth Index.

The performance of the Fund for the year ended June 30, 2006, was 15.02% versus the Index return of 15.31%, while the broad Dow Jones Small Cap Index posted a gain of 15.29%.

Several big stories dominated market news during the last year. At the start of the year, two disastrous hurricanes struck the U.S. causing extensive damage to Gulf coast areas. These storms also disrupted oil and natural gas facilities in the region causing temporary price shocks in gasoline, home heating oil and natural gas. Commodity prices rose significantly during the year, as the Goldman Sachs Commodity Index rose 13.42%. High energy prices raised inflation fears, and the Federal Reserve continued its steady pace of rate increases. At the end of June, the Fed Funds rate stood at 5.25%, after 17 consecutive increases. New Federal Reserve Chairman Bernanke settled into his position in early 2006 and has faced scrutiny over views on inflation and interest rates.

These stories plus continued war in Iraq and other tensions in the Middle East, helped increase market volatility during the year. Despite all this, markets posted solid gains for the 12 month period. The Dow Jones Wilshire Total Market Index rose 9.92% for the year. Small Cap stocks were particularly strong as the Dow Jones Wilshire Small Cap Index rose 15.31%, easily outpacing its large cap counterpart, which posted a 9.08% gain. Value stocks were in favor during the period, especially in large caps, where the Dow Jones Wilshire Large Cap Value Index bested the Growth Index by approximately four percentage points (10.99% to 6.95%). The Dow Jones Wilshire Small Cap Style Indexes followed suit with the Value Index performing approximately 1.6 percentage points better than the Growth Index (16.91% to 15.31%).

The Fund generated a positive return of 15.02%. Stocks in the Energy, Industrials, and Information Technology sectors were the largest contributors to the Fund's performance. Other notable mentions were the Financials and Health Care sectors.

                        [streetTRACKS (R) annual report LOGO]
        streetTRACKS DJ Wilshire Small Cap Growth ETF--PERFORMANCE SUMMARY

   The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.STREETTRACKS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF JUNE 30, 2006

    ---------------------------------------------------------------------------------------------------------------------
                                                                 CUMULATIVE TOTAL RETURN
                                -----------------------------------------------------------------------------------------
                                                                           DOW JONES
                                                                         U.S. SMALL CAP
                                                                         GROWTH INDEX/
                                                        DOW JONES          DOW JONES                 DOW JONES
                                NET ASSET  MARKET   WILSHIRE SMALL CAP WILSHIRE SMALL CAP         SMALL CAP INDEX
                                  VALUE     VALUE    GROWTH INDEX (2)   GROWTH INDEX (3)  (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/06     15.02%    13.72%        15.31%             11.98%                    15.29%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED          64.66%    64.43%        65.98%             61.18%                   112.59%
       6/30/06
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 6/30/06   11.41%    13.04%        12.74%              9.48%                    86.03%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF        -11.95%   -12.66%       -10.70%            -13.32%                    58.23%
       TRADING (1)
    ------------------------------------------------------------------------------------------------------------------

    ---------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURN
                                -----------------------------------------------------------------------------------------
                                                                           DOW JONES
                                                                         U.S. SMALL CAP
                                                                         GROWTH INDEX/
                                                        DOW JONES          DOW JONES                 DOW JONES
                                NET ASSET  MARKET   WILSHIRE SMALL CAP WILSHIRE SMALL CAP         SMALL CAP INDEX
                                  VALUE     VALUE    GROWTH INDEX (2)   GROWTH INDEX (3)  (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/06     15.02%    13.72%        15.31%             11.98%                    15.29%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED          18.08%    18.03%        18.40%             17.25%                    28.58%
       6/30/06
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 6/30/06    2.18%     2.48%         2.43%              1.83%                    13.22%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF         -2.19%    -2.33%        -1.95%             -2.45%                     8.30%
       TRADING (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2006.

   (2) Effective October 31, 2005, the Fund changed its benchmark to the Dow Jones Wilshire Small Cap Growth Index.

   (3) A blended index return comprised of the Dow Jones U.S. Small Cap Growth Index through 10/31/05 and the Dow Jones Wilshire Small Cap Growth Index return from 11/1/05 through 6/30/06.

                        [streetTRACKS (R) annual report LOGO]
        streetTRACKS DJ Wilshire Small Cap Growth ETF--PERFORMANCE SUMMARY
                                  (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      DJ WILSHIRE SMALL CAP GROWTH ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                               DOW JONES SMALL CAP
                                                  DJ WILSHIRE SMALL CAP        INDEX (BROAD-BASED       DOW JONES WILSHIRE SMALL
                                                      GROWTH ETF(A)           COMPARATIVE INDEX)(C)        CAP GROWTH INDEX(B)
                                                  ---------------------       ---------------------     ------------------------
09/25/00                                                  10000                       10000                       10000
09/30/00                                                   9988                       10104                        9990
12/31/00                                                   8019                        9449                        8016
03/31/01                                                   6585                        8594                        6588
06/30/01                                                   7893                        9832                        7912
09/30/01                                                   5499                        7943                        5518
12/31/01                                                   7307                        9679                        7338
03/31/02                                                   6824                       10102                        6850
06/30/02                                                   5396                        9057                        5419
09/30/02                                                   4090                        7520                        4108
12/31/02                                                   4462                        8035                        4484
03/31/03                                                   4338                        7706                        4361
06/30/03                                                   5341                        9476                        5374
09/30/03                                                   5865                       10249                        5906
12/31/03                                                   6605                       11794                        6658
03/31/04                                                   6943                       12501                        7002
06/30/04                                                   7006                       12528                        7071
09/30/04                                                   6735                       12223                        6800
12/31/04                                                   7607                       13839                        7688
03/31/05                                                   7393                       13325                        7475
06/30/05                                                   7646                       13869                        7735
09/30/05                                                   8054                       14627                        8152
12/31/05                                                   8272                       14943                        8378
03/31/06                                                   9415                       16809                        9546
06/30/06                                                   8794                       15987                        8921

                        [streetTRACKS (R) annual report LOGO]
        streetTRACKS DJ Wilshire Small Cap Growth ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF JUNE 30, 2006

    -------------------------------------------------------------------------------------------------------------------
       DESCRIPTION      GLAMIS GOLD,                                          INTUITIVE       WESTERN GAS
                        LTD.            AKAMAI TECHNOLOGIES, FMC TECHNOLOGIES, SURGICAL, INC.   RESOURCES, INC.
                                        INC.               INC.
    -------------------------------------------------------------------------------------------------------------------
       MARKET VALUE     $553,778        494,898            413,530            381,279         351,739
    -------------------------------------------------------------------------------------------------------------------
       % OF NET         0.70%           0.63               0.53               0.49            0.45
       ASSETS
    -------------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF JUNE 30, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Oil, Gas & Consumable Fuels                 7.4%
    Health Care Equipment & Supplies            5.6
    Semiconductors & Semiconductor
      Equipment                                 5.6
    Energy Equipment & Services                 5.1
    Software                                    4.7
    Commercial Services & Supplies              4.6
    Specialty Retail                            4.6
    Biotechnology                               3.6
    Hotels, Restaurants & Leisure               3.6
    Health Care Providers & Services            3.5
    Internet Software & Services                3.2
    Commercial Banks                            2.8
    Electronic Equipment & Instruments          2.8
    Communications Equipment                    2.6
    IT Services                                 2.6
    Media                                       2.2
    Diversified Consumer Services               1.9
    Life Sciences Tools & Services              1.9
    Insurance                                   1.7
    Pharmaceuticals                             1.7
    Machinery                                   1.6
    Metals & Mining                             1.6
    Aerospace & Defense                         1.5
    Airlines                                    1.2
    Diversified Telecommunication Services      1.2
    Road & Rail                                 1.2
    Computers & Peripherals                     1.1
    Electrical Equipment                        1.1
    Health Care Technology                      1.1
    Textiles, Apparel & Luxury Goods            1.1
    Trading Companies & Distributors            1.1
    Capital Markets                             1.0
    Internet & Catalog Retail                   1.0

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Air Freight & Logistics                     0.9%
    Leisure Equipment & Products                0.9
    Wireless Telecommunication Services         0.9
    Consumer Finance                            0.8
    Diversified Financial Services              0.8
    Chemicals                                   0.7
    Beverages                                   0.6
    Food & Staples Retailing                    0.6
    Household Durables                          0.6
    Personal Products                           0.6
    Real Estate Investment Trusts               0.6
    Food Products                               0.5
    Thrifts & Mortgage Finance                  0.5
    Automobiles                                 0.4
    Construction & Engineering                  0.4
    Construction Materials                      0.4
    Building Products                           0.3
    Gas Utilities                               0.3
    Household Products                          0.3
    Industrial Conglomerates                    0.3
    Real Estate Management & Development        0.3
    Auto Components                             0.2
    Marine                                      0.2
    Multiline Retail                            0.2
    Containers & Packaging                      0.1
    Distributors                                0.1
    Independent Power Producers & Energy
      Traders                                   0.0**
    Short-Term Investments                      0.0**
    Other Assets & Liabilities                  0.0**
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount shown is less than 0.05% of net assets.

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

STREETTRACKS DJ WILSHIRE SMALL CAP VALUE ETF
The streetTRACKS DJ Wilshire Small Cap Value ETF (the "Fund") seeks to replicate the total return of the Dow Jones Wilshire Small Cap Value Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks intended to replicate the Index.

During the last quarter of 2005, the Dow Jones U.S. Small Cap Value Index, the Fund's previous benchmark, ceased real time publication. As a result, effective October 31, 2005, the Fund changed its benchmark index to the Dow Jones Wilshire Small Cap Value Index.

The performance of the Fund for the year ended June 30, 2006, was 16.66% versus the Index return of 16.91%, while the broad Dow Jones Small Cap Index posted a gain of 15.29%.

Several big stories dominated market news during the last year. At the start of the year, two disastrous hurricanes struck the U.S. causing extensive damage to Gulf coast areas. These storms also disrupted oil and natural gas facilities in the region causing temporary price shocks in gasoline, home heating oil and natural gas. Commodity prices rose significantly during the year, as the Goldman Sachs Commodity Index rose 13.42%. High energy prices raised inflation fears, and the Federal Reserve continued its steady pace of rate increases. At the end of June, the Fed Funds rate stood at 5.25%, after 17 consecutive increases. New Federal Reserve Chairman Bernanke settled into his position in early 2006 and has faced scrutiny over views on inflation and interest rates.

These stories plus continued war in Iraq and other tensions in the Middle East, helped increase market volatility during the year. Despite all this, markets posted solid gains for the 12 month period. The Dow Jones Wilshire Total Market Index rose 9.92% for the year. Small Cap stocks were particularly strong as the Dow Jones Wilshire Small Cap Index rose 15.31%, easily outpacing its large cap counterpart, which posted a 9.08% gain. Value stocks were in favor during the period, especially in large caps, where the Dow Jones Wilshire Large Cap Value Index bested the Growth Index by approximately four percentage points (10.99% to 6.95%). The Dow Jones Wilshire Small Cap Style Indexes followed suit with the Value Index performing approximately 1.6 percentage points better than the Growth Index (16.91% to 15.31%).

The Fund beat its growth counterpart by 1.64 percentage points. The Fund's heavy weighting in the Financials sector and the strong performance of the Industrials stocks were the main reasons for the 16.66% return for the year. Other contributing factors were found in the Energy, Information Technology, and Materials sectors.

                        [streetTRACKS (R) annual report LOGO]
         streetTRACKS DJ Wilshire Small Cap Value ETF--PERFORMANCE SUMMARY

   The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.STREETTRACKS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF JUNE 30, 2006

    ---------------------------------------------------------------------------------------------------------------------
                                                                 CUMULATIVE TOTAL RETURN
                                -----------------------------------------------------------------------------------------
                                                                           DOW JONES
                                                                         U.S. SMALL CAP
                                                                          VALUE INDEX/
                                                        DOW JONES          DOW JONES                 DOW JONES
                                NET ASSET  MARKET   WILSHIRE SMALL CAP WILSHIRE SMALL CAP         SMALL CAP INDEX
                                  VALUE     VALUE    VALUE INDEX (2)    VALUE INDEX (3)   (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/06     16.66%    15.96%        16.91%             16.71%                    15.29%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED          68.02%    67.81%        69.71%             69.42%                   112.59%
       6/30/06
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 6/30/06   94.09%    93.46%        97.42%             97.08%                    86.03%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF        141.20%   138.70%       146.68%            146.26%                    58.23%
       TRADING (1)
    ------------------------------------------------------------------------------------------------------------------

    ---------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURN
                                -----------------------------------------------------------------------------------------
                                                                           DOW JONES
                                                                         U.S. SMALL CAP
                                                                          VALUE INDEX/
                                                        DOW JONES          DOW JONES                 DOW JONES
                                NET ASSET  MARKET   WILSHIRE SMALL CAP WILSHIRE SMALL CAP         SMALL CAP INDEX
                                  VALUE     VALUE    VALUE INDEX (2)    VALUE INDEX (3)   (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/06     16.66%    15.96%        16.91%             16.71%                    15.29%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED          18.88%    18.83%        19.28%             19.21%                    28.58%
       6/30/06
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 6/30/06   14.18%    14.11%        14.57%             14.53%                    13.22%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF         16.54%    16.33%        17.00%             16.97%                     8.30%
       TRADING (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2006.
   (2) Effective October 31, 2005, the Fund changed its benchmark to the Dow Jones Wilshire Small Cap Growth Index.
   (3) A blended index return comprised of the Dow Jones U.S. Small Cap Value Index through 10/31/05 and the Dow Jones Wilshire Small Cap Value Index return from 11/1/05 through 6/30/06.

                        [streetTRACKS (R) annual report LOGO]
   streetTRACKS DJ Wilshire Small Cap Value ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      DJ WILSHIRE SMALL CAP VALUE ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                               DOW JONES SMALL CAP
                                                  DJ WILSHIRE SMALL CAP        INDEX (BROAD-BASED       DOW JONES WILSHIRE SMALL
                                                      VALUE ETF(A)            COMPARATIVE INDEX)(C)        CAP VALUE INDEX(B)
                                                  ---------------------       ---------------------     ------------------------
09/25/00                                                10000.00                    10000.00                    10000.00
09/30/00                                                10195.00                    10104.00                    10199.00
12/31/00                                                11575.00                     9449.00                    11606.00
03/31/01                                                11449.00                     8594.00                    11506.00
06/30/01                                                12669.00                     9832.00                    12745.00
09/30/01                                                11504.00                     7943.00                    11570.00
12/31/01                                                13002.00                     9679.00                    13090.00
03/31/02                                                14477.00                    10102.00                    14590.00
06/30/02                                                14131.00                     9057.00                    14250.00
09/30/02                                                12166.00                     7520.00                    12276.00
12/31/02                                                12649.00                     8035.00                    12777.00
03/31/03                                                11930.00                     7706.00                    12064.00
06/30/03                                                14635.00                     9477.00                    14823.00
09/30/03                                                15393.00                    10249.00                    15602.00
12/31/03                                                18077.00                    11794.00                    18357.00
03/31/04                                                19361.00                    12501.00                    19677.00
06/30/04                                                19160.00                    12528.00                    19490.00
09/30/04                                                18983.00                    12223.00                    19315.00
12/31/04                                                21321.00                    13839.00                    21728.00
03/31/05                                                20255.00                    13325.00                    20662.00
06/30/05                                                21075.00                    13869.00                    21514.00
09/30/05                                                22303.00                    14627.00                    22776.00
12/31/05                                                22575.00                    14943.00                    23061.00
03/31/06                                                25129.00                    16809.00                    25694.00
06/30/06                                                24589.00                    15987.00                    25158.00

                        [streetTRACKS (R) annual report LOGO]
        streetTRACKS DJ Wilshire Small Cap Value ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF JUNE 30, 2006

    -------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION      TEREX CORP.     MCDERMOTT             SL GREEN REALTY    LOEWS CORP.        CAMDEN PROPERTY
                                        INTERNATIONAL,        CORP.              (CAROLINA          TRUST
                                        INC.                                     GROUP)
    -------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE     $526,861        525,497               509,035            506,457            442,183
    -------------------------------------------------------------------------------------------------------------------------
       % OF NET         0.52%           0.52                  0.50               0.50               0.44
       ASSETS
    -------------------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF JUNE 30, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Real Estate Investment Trusts              15.4%
    Commercial Banks                            7.8
    Insurance                                   6.2
    Machinery                                   5.5
    Oil, Gas & Consumable Fuels                 4.8
    Chemicals                                   3.8
    Metals & Mining                             3.3
    Thrifts & Mortgage Finance                  3.3
    Gas Utilities                               2.6
    Electronic Equipment & Instruments          2.5
    Commercial Services & Supplies              2.4
    Electric Utilities                          2.1
    Capital Markets                             2.0
    Household Durables                          2.0
    Multi-Utilities                             2.0
    Hotels Restaurants & Leisure                1.9
    Media                                       1.8
    Food Products                               1.7
    Specialty Retail                            1.7
    IT Services                                 1.6
    Road & Rail                                 1.6
    Communications Equipment                    1.5
    Semiconductors & Semiconductor
      Equipment                                 1.4
    Construction & Engineering                  1.3
    Electrical Equipment                        1.2
    Auto Components                             1.1
    Energy Equipment & Services                 1.1
    Industrial Conglomerates                    1.1
    Building Products                           1.0
    Health Care Equipment & Supplies            1.0
    Textiles, Apparel & Luxury Goods            0.9
    Aerospace & Defense                         0.8
    Computers & Peripherals                     0.8
    Food & Staples Retailing                    0.8

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Software                                    0.8%
    Trading Companies & Distributors            0.8
    Health Care Providers & Services            0.7
    Tobacco                                     0.7
    Containers & Packaging                      0.6
    Multiline Retail                            0.6
    Diversified Telecommunication Services      0.5
    Paper & Forest Products                     0.5
    Water Utilities                             0.5
    Biotechnology                               0.4
    Construction Materials                      0.4
    Diversified Consumer Services               0.4
    Independent Power Producers & Energy
      Traders                                   0.4
    Marine                                      0.4
    Pharmaceuticals                             0.3
    Airlines                                    0.2
    Consumer Finance                            0.2
    Household Products                          0.2
    Leisure Equipment & Products                0.2
    Personal Products                           0.2
    Real Estate Management & Development        0.2
    Distributors                                0.1
    Diversified Financial Services              0.1
    Internet Software & Services                0.1
    Life Sciences Tools & Services              0.1
    Transportation Infrastructure               0.1
    Automobiles                                 0.0**
    Wireless Telecommunication Services         0.0**
    Short-Term Investments                      0.1
    Other Assets & Liabilities                  0.2
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount represents less than 0.05% of net assets.

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

STREETTRACKS DJ GLOBAL TITANS ETF
The streetTRACKS DJ Global Titans ETF (the "Fund") seeks to replicate the total return of the Dow Jones Global Titans Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks intended to replicate the Index.

The performance of the Fund for the year ended June 30, 2006, was 8.88% versus the Index return of 9.38%, while the broad Dow Jones Large Cap Index posted a gain of 8.11%.

Several big stories dominated market news during the last year. At the start of the year, two disastrous hurricanes struck the U.S. causing extensive damage to Gulf coast areas. These storms also disrupted oil and natural gas facilities in the region causing temporary price shocks in gasoline, home heating oil and natural gas. Commodity prices rose significantly during the year, as the Goldman Sachs Commodity Index rose 13.42%. High energy prices raised inflation fears, and the Federal Reserve continued its steady pace of rate increases. At the end of June, the Fed Funds rate stood at 5.25%, after 17 consecutive increases. New Federal Reserve Chairman Bernanke settled into his position in early 2006 and has faced scrutiny over views on inflation and interest rates.

These stories plus continued war in Iraq and other tensions in the Middle East, helped increase market volatility during the year. Despite all this, some markets posted solid gains for the 12 month period. The DJ Global Titans ETF returned 8.88%, net of fees, thanks to some strong performing financial companies like ING Groep N.V., JP Morgan Chase & Co., Morgan Stanley and UBS AG. Toyota Motor Corp. was also a top contributor thanks to high export volumes in Japanese autos. Toyota Motor Corp. was followed closely by some companies in the Consumer Non-Durable sector, like The Coca-Cola Co., PepsiCo, Inc. and Nestle SA. Last, but not least, the fund enjoyed strong performance from the big Energy names like BP PLC, Chevron Corp., Exxon Mobil Corp. and Total SA, which all experienced positive returns in the double digits, due to rising gas and oil prices.

                        [streetTRACKS (R) annual report LOGO]
              streetTRACKS DJ Global Titans ETF--PERFORMANCE SUMMARY

   The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.STREETTRACKS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.


   PERFORMANCE AS OF JUNE 30, 2006

    ---------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE TOTAL RETURN
                                      -----------------------------------------------------------------------------------
                                       NET ASSET      MARKET    DJ WILSHIRE GLOBAL TITANS    DOW JONES LARGE CAP INDEX
                                         VALUE        VALUE             50 INDEX          (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/06             8.88%        8.12%               9.38%                        8.11%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 6/30/06         31.70%       31.03%              33.84%                       33.67%
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 6/30/06           4.20%        3.68%               7.48%                        6.01%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)   -11.84%      -12.49%              -9.12%                      -14.51%
    ------------------------------------------------------------------------------------------------------------------

    ---------------------------------------------------------------------------------------------------------------------
                                                                  AVERAGE ANNUAL TOTAL RETURN
                                      -----------------------------------------------------------------------------------
                                       NET ASSET      MARKET    DJ WILSHIRE GLOBAL TITANS    DOW JONES LARGE CAP INDEX
                                         VALUE        VALUE             50 INDEX          (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/06             8.88%        8.12%               9.38%                       8.11%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 6/30/06          9.61%        9.43%              10.20%                      10.16%
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 6/30/06           0.83%        0.73%               1.45%                       1.17%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)    -2.17%       -2.29%              -1.65%                      -2.69%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2006.

                        [streetTRACKS (R) annual report LOGO]
        streetTRACKS DJ Global Titans ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      DJ GLOBAL TITANS ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                               DOW JONES LARGE CAP
                                                                               INDEX (BROAD-BASED        DOW JONES GLOBAL TITANS
                                                 DJ GLOBAL TITANS ETF(A)      COMPARATIVE INDEX)(C)            50 INDEX(B)
                                                 -----------------------      ---------------------      -----------------------
09/25/00                                                10000.00                    10000.00                    10000.00
09/30/00                                                 9982.00                     9969.00                     9998.00
12/31/00                                                 9147.00                     8882.00                     9180.00
03/31/01                                                 8107.00                     7629.00                     8142.00
06/30/01                                                 8446.00                     8039.00                     8453.00
09/30/01                                                 7378.00                     6847.00                     7422.00
12/31/01                                                 7967.00                     7508.00                     8026.00
03/31/02                                                 7788.00                     7447.00                     7857.00
06/30/02                                                 6765.00                     6353.00                     6833.00
09/30/02                                                 5547.00                     5290.00                     5611.00
12/31/02                                                 6106.00                     5723.00                     6186.00
03/31/03                                                 5822.00                     5542.00                     5906.00
06/30/03                                                 6682.00                     6376.00                     6789.00
09/30/03                                                 6812.00                     6499.00                     6932.00
12/31/03                                                 7628.00                     7263.00                     7777.00
03/31/04                                                 7603.00                     7341.00                     7763.00
06/30/04                                                 7716.00                     7466.00                     7889.00
09/30/04                                                 7590.00                     7309.00                     7767.00
12/31/04                                                 8186.00                     7953.00                     8392.00
03/31/05                                                 8083.00                     7780.00                     8303.00
06/30/05                                                 8082.00                     7884.00                     8316.00
09/30/05                                                 8405.00                     8146.00                     8618.00
12/31/05                                                 8423.00                     8320.00                     8651.00
03/31/06                                                 8748.00                     8629.00                     8996.00
06/30/06                                                 8800.00                     8523.00                     9055.00

                        [streetTRACKS (R) annual report LOGO]
              streetTRACKS DJ Global Titans ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF JUNE 30, 2006

    -----------------------------------------------------------------------------------------------------------------
       DESCRIPTION        EXXON MOBIL     GENERAL          CITIGROUP,     BP PLC (ADR)     BANK OF AMERICA
                          CORP.           ELECTRIC CO.     INC.                            CORP.
    -----------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $4,395,237      4,017,692        2,814,418      2,726,554        2,572,821
    -----------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    5.71%           5.21             3.65           3.54             3.34
    -----------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF JUNE 30, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Oil, Gas & Consumable Fuels                18.2%
    Pharmaceuticals                            16.0
    Diversified Financial Services             10.4
    Commercial Banks                            9.0
    Industrial Conglomerates                    6.3
    Diversified Telecommunication Services      4.3
    Computers & Peripherals                     4.0
    Software                                    3.2
    Communications Equipment                    3.1
    Semiconductors & Semiconductor
      Equipment                                 3.0
    Beverages                                   2.9

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Household Products                          2.8%
    Capital Markets                             2.6
    Automobiles                                 2.5
    Tobacco                                     2.3
    Insurance                                   2.1
    Wireless Telecommunication Services         2.0
    Food & Staples Retailing                    1.9
    Food Products                               1.9
    Media                                       1.1
    Short-Term Investments                      0.0**
    Other Assets & Liabilities                  0.4
    ----------------------------------------------------------
    TOTAL                                     100.0
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount represents less than 0.05% of net assets.

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

STREETTRACKS DJ WILSHIRE REIT ETF
The streetTRACKS DJ Wilshire REIT ETF (the "Fund") seeks to replicate the total return of the Dow Jones Wilshire REIT Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks intended to replicate the Index.

The performance of the Fund for the year ended June 30, 2006, was 21.73% versus the Index return of 22.00%, while the broad Dow Jones Small Cap Index posted a gain of 15.29%.

This is the sixth consecutive year the REIT market outperformed the broader market returns. The continued improvement in real estate operating fundamentals and an increase in the level of M&A activity in the real estate sector were the key drivers to the REIT market's strong showing during the year. Also contributing to the strong REIT market return has been investor's acceptance of REITs as a separate asset class given the sector's diversification benefits, attractive and safe dividend yield, and stable and competitive total returns in relation to other asset classes.

During the year, Multifamily was the best performing sub-sector. Apartments are benefiting from increased job growth, a cooling housing market, a reduction in supply due to condo conversions and some potential sector rotation from retail on the part of institutional investors. The office sector was also a strong performer, as it too benefited from increased job growth. However, the improvement in operating fundamentals in this sector does not appear as broad based as apartments, instead, it is a case of the "haves and the have nots". Major costal business centers such as New York City, Washington DC and Southern California are seeing substantial improvements while Midwest, sunbelt and lower barrier to entry markets still suffer from oversupply and modest job growth.

Stocks with the largest positive individual contributions to return during the period were made up primarily of Retail, Industrial, Office and Apartment names. Leaders included Simon Property Group, Inc., Prologis, Archstone-Smith Trust, Equity Residential, and Boston Properties, Inc. The biggest detractors to the Fund's performance came from Retail and Manufactured Homes including, Affordable Residential Communities, and Mills Corp.

                        [streetTRACKS (R) annual report LOGO]
              streetTRACKS DJ Wilshire REIT ETF--PERFORMANCE SUMMARY

   The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.STREETTRACKS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF JUNE 30, 2006

    ---------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE TOTAL RETURN
                                      -----------------------------------------------------------------------------------
                                       NET ASSET      MARKET       DOW JONES WILSHIRE        DOW JONES SMALL CAP INDEX
                                         VALUE        VALUE            REIT INDEX         (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/06            21.73%       21.66%              22.00%                       15.29%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 6/30/06        106.11%      106.06%             108.34%                      112.59%
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 6/30/06         146.24%      147.73%             150.77%                       86.03%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)   167.21%      167.29%             172.37%                       71.39%
    ------------------------------------------------------------------------------------------------------------------

    ---------------------------------------------------------------------------------------------------------------------
                                                                  AVERAGE ANNUAL TOTAL RETURN
                                      -----------------------------------------------------------------------------------
                                       NET ASSET      MARKET       DOW JONES WILSHIRE        DOW JONES SMALL CAP INDEX
                                         VALUE        VALUE            REIT INDEX         (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/06            21.73%       21.66%              22.00%                       15.29%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 6/30/06         27.26%       27.25%              27.69%                       28.58%
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 6/30/06          19.75%       19.89%              20.17%                       13.22%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)    20.91%       20.92%              21.35%                       10.97%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period April 27, 2001 (commencement of trading on the AMEX) to June 30, 2006.

                        [streetTRACKS (R) annual report LOGO]
        streetTRACKS DJ Wilshire REIT ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      DJ WILSHIRE REIT ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                               DOW JONES SMALL CAP
                                                                               INDEX (BROAD-BASED        DOW JONES WILSHIRE REIT
                                                 DJ WILSHIRE REIT ETF(A)      COMPARATIVE INDEX)(C)             INDEX(B)
                                                 -----------------------      ---------------------      -----------------------
04/23/01                                                10000.00                    10000.00                    10000.00
06/30/01                                                11122.00                    11049.00                    11089.00
09/30/01                                                10849.00                     8927.00                    10823.00
12/31/01                                                11364.00                    10877.00                    11354.00
03/31/02                                                12301.00                    11354.00                    12304.00
06/30/02                                                12848.00                    10179.00                    12869.00
09/30/02                                                11684.00                     8452.00                    11700.00
12/31/02                                                11733.00                     9030.00                    11760.00
03/31/03                                                11874.00                     8661.00                    11909.00
06/30/03                                                13287.00                    10651.00                    13349.00
09/30/03                                                14580.00                    11519.00                    14675.00
12/31/03                                                15895.00                    13255.00                    16015.00
03/31/04                                                17798.00                    14051.00                    17950.00
06/30/04                                                16835.00                    14080.00                    16976.00
09/30/04                                                18213.00                    13736.00                    18382.00
12/31/04                                                21094.00                    15554.00                    21323.00
03/31/05                                                19567.00                    14975.00                    19787.00
06/30/05                                                22497.00                    15586.00                    22776.00
09/30/05                                                23379.00                    16438.00                    23674.00
12/31/05                                                23968.00                    16795.00                    24272.00
03/31/06                                                27720.00                    18891.00                    28210.00
06/30/06                                                27386.00                    17968.00                    27918.00

                        [streetTRACKS (R) annual report LOGO]
              streetTRACKS DJ Wilshire REIT ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF JUNE 30, 2006.

    --------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        SIMON PROPERTY     EQUITY OFFICE        EQUITY          VORNADO REALTY     PROLOGIS
                          GROUP, INC.        PROPERTIES TRUST     RESIDENTIAL     TRUST
    --------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $68,801,384        50,348,495           48,940,480      48,179,945
                                                                                                    47,476,316
    --------------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    6.56%              4.80                 4.66            4.59               4.53
    --------------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF JUNE 30, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Retail REITS                               27.6%
    Office REITS                               23.1
    Residential REITS                          20.7
    Specialized REITS                          12.5
    Diversified REITS                           8.4

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Industrial REITS                            7.3%
    Short Term Investments                      0.1
    Other Assets & Liabilities                  0.3
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

STREETTRACKS KBW BANK ETF
The streetTRACKS KBW Bank ETF (the "Fund") seeks to replicate the total return of the KBW Bank Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks intended to replicate the Index.

The Fund commenced operations on November 8, 2005. The performance of the Fund as of the period ended June 30, 2006, was 8.90% versus the Index return of 9.21%, while the S&P 500 Index posted a gain of 5.51%.

Several big stories dominated market news during the last year. At the start of the year, two disastrous hurricanes struck the U.S. causing extensive damage to Gulf coast areas. These storms also disrupted oil and natural gas facilities in the region causing temporary price shocks in gasoline, home heating oil and natural gas. Commodity prices rose significantly during the year, as the Goldman Sachs Commodity Index rose 13.42%. High energy prices raised inflation fears, and the Federal Reserve continued its steady pace of rate increases. At the end of June, the Fed Funds rate stood at 5.25%, after 17 consecutive increases. New Federal Reserve Chairman Bernanke settled into his position in early 2006 and has faced scrutiny over views on inflation and interest rates.

These stories plus continued war in Iraq and other tensions in the Middle East, helped increase market volatility during the year. The Banking sector defied the odds in this rather uncertain economic and political environment, enjoying strong positive returns. The KBW Bank ETF, which tracks an index of large regional and money-center banks, was up 8.90%, net of fees, since commencement of operations in November 2005. Realizing additional gains from recent mega-mergers, and increased cost savings from customer on-line banking; Bank of America Corp., JP Morgan Chase & Co. and Wells Fargo & Co. were some of the largest contributors to the Fund's performance. There were only a handful of companies that ended in negative territory (Commerce Bancorp, Inc., Comerica, Inc., AmSouth Bancorp and Fifth Third Bancorp), but due to their small weighting, the overall impact was minimal.

                        [streetTRACKS (R) annual report LOGO]
                  streetTRACKS KBW Bank ETF--PERFORMANCE SUMMARY

   The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.STREETTRACKS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF JUNE 30, 2006

    --------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE TOTAL RETURN
                                        --------------------------------------------------------------------------------
                                        NET ASSET  MARKET                                       S&P 500 INDEX
                                          VALUE     VALUE        KBW BANK INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)     6.78%     6.87%             7.09%                         4.57%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period November 15, 2005 (commencement of trading on the AMEX) to June 30, 2006.

                        [streetTRACKS (R) annual report LOGO]
            streetTRACKS KBW Bank ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
       KBW BANK ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                              S&P 500 INDEX (BROAD-
                                                                                BASED COMPARATIVE
                                                     KBW BANK ETF(A)                INDEX)(C)               KBW BANK INDEX(B)
                                                     ---------------          ---------------------         -----------------
11/08/05                                                  10000                       10000                       10000
12/31/05                                                  10380                       10273                       10388
03/31/06                                                  10697                       10705                       10719
06/30/06                                                  10890                       10551                       10921

                        [streetTRACKS (R) annual report LOGO]
                  streetTRACKS KBW Bank ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF JUNE 30, 2006

    --------------------------------------------------------------------------------------------------------------
       DESCRIPTION        JPMORGAN        BANK OF           CITIGROUP,     WELLS           WACHOVIA
                          CHASE & CO.     AMERICA CORP.     INC.           FARGO & CO.     CORP.
    --------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $12,137,832     11,970,503        11,721,403     11,717,870      6,715,600
    --------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    8.21%           8.10              7.93           7.93            4.55
    --------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF JUNE 30, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Regional Banks                             33.7%
    Other Diversified Financial Services       24.3
    Diversified Banks                          19.2
    Asset Management & Custody Banks           14.3
    Thrifts & Mortgage Finance                  4.6

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Consumer Finance                            3.7%
    Short Term Investments                      0.1
    Other Assets and Liabilities                0.1
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

STREETTRACKS KBW CAPITAL MARKETS ETF
The streetTRACKS KBW Capital Markets ETF (the "Fund") seeks to replicate the total return of the KBW Capital Markets Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks intended to replicate the Index.

The Fund commenced operations on November 8, 2005. The performance of the Fund as of the period ended June 30, 2006, was 10.55% versus the Index return of 10.83%, while the S&P 500 Index posted a gain of 5.51%.

Several big stories dominated market news during the last year. At the start of the year, two disastrous hurricanes struck the U.S. causing extensive damage to Gulf coast areas. These storms also disrupted oil and natural gas facilities in the region causing temporary price shocks in gasoline, home heating oil and natural gas. Commodity prices rose significantly during the year, as the Goldman Sachs Commodity Index rose 13.42%. High energy prices raised inflation fears, and the Federal Reserve continued its steady pace of rate increases. At the end of June, the Fed Funds rate stood at 5.25%, after 17 consecutive increases. New Federal Reserve Chairman Bernanke settled into his position in early 2006 and has faced scrutiny over views on inflation and interest rates.

These stories plus continued war in Iraq and other tensions in the Middle East, helped increase market volatility during the year. Despite all this, markets posted solid gains for the 12 month period. The KBW Capital Markets ETF was up 10.55%, net of fees, since commencement of operations in November 2005. Many of the big players in the brokerage world enjoyed very high returns. The largest contributors during the period were Goldman Sachs Group, Inc., Morgan Stanley, Chicago Mercantile Exchange Holdings and The Bear Stearns Cos., Inc. Most of the larger firms reaped the benefits of a slew of IPOs in the second quarter as well as very large trading volumes during May 2006.

                        [streetTRACKS (R) annual report LOGO]
             streetTRACKS KBW Capital Markets ETF--PERFORMANCE SUMMARY

   The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.STREETTRACKS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF JUNE 30, 2006

    --------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE TOTAL RETURN
                                        --------------------------------------------------------------------------------
                                        NET ASSET  MARKET                                         S&P 500 INDEX
                                          VALUE     VALUE    KBW CAPITAL MARKETS INDEX   (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)     8.86%     8.73%              9.12%                          4.57%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period November 15, 2005 (commencement of trading on the AMEX) to June 30, 2006.

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      KBW CAPITAL MARKETS ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                              S&P 500 INDEX (BROAD-
                                                   KBW CAPITAL MARKETS          BASED COMPARATIVE          KBW CAPITAL MARKETS
                                                         ETF(A)                     INDEX)(C)                   INDEX(B)
                                                   -------------------        ---------------------        -------------------
11/08/05                                                  10000                       10000                       10000
12/31/05                                                  10293                       10273                       10298
03/31/06                                                  11760                       10705                       11784
06/30/06                                                  11055                       10551                       11083

                        [streetTRACKS (R) annual report LOGO]
            streetTRACKS KBW Capital Markets ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF JUNE 30, 2006

    -------------------------------------------------------------------------------------------------------
       DESCRIPTION        MORGAN STANLEY     GOLDMAN SACHS     MERRILL LYNCH &     CHICAGO MERCANTILE
                                             GROUP, INC.       CO., INC.           EXCHANGE HOLDINGS, INC.
    -------------------------------------------------------------------------------------------------------
       MARKET VALUE       $4,286,080         4,040,851         3,967,355           3,056,426
    -------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    8.48%              7.99              7.85                6.05
    -------------------------------------------------------------------------------------------------------

    -------------------------------------------------------------------------------------------------------
       DESCRIPTION         THE BANK OF NEW
                           YORK CO., INC.
    -------------------------------------------------------------------------------------------------------
       MARKET VALUE        2,891,656
    -------------------------------------------------------------------------------------------------------
       % OF NET ASSETS     5.72
    -------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF JUNE 30, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Investment Banking & Brokerage             50.2%
    Asset Management & Custody Banks           39.7
    Specialized Finance                        10.0
    Short Term Investments                      0.1

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Other Assets & Liabilities                  0.0%**
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount represents less than 0.05% of net assets.

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

STREETTRACKS KBW INSURANCE ETF
The streetTRACKS KBW Insurance ETF (the "Fund") seeks to replicate the total return of the KBW Insurance Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks intended to replicate the Index.

The Fund commenced operations on November 8, 2005. The performance of the Fund as of the period ended June 30, 2006, was -0.93% versus the Index return of -0.71%, while the S&P 500 Index posted a gain of 5.51%.

Several big stories dominated market news during the last year. At the start of the year, two disastrous hurricanes struck the U.S. causing extensive damage to Gulf coast areas. These storms also disrupted oil and natural gas facilities in the region causing temporary price shocks in gasoline, home heating oil and natural gas. Commodity prices rose significantly during the year, as the Goldman Sachs Commodity Index rose 13.42%. High energy prices raised inflation fears, and the Federal Reserve continued its steady pace of rate increases. At the end of June, the Fed Funds rate stood at 5.25%, after 17 consecutive increases. New Federal Reserve Chairman Bernanke settled into his position in early 2006 and has faced scrutiny over views on inflation and interest rates.

These stories plus continued war in Iraq and other tensions in the Middle East, helped increase market volatility during the year. The negative impact of domestic natural disasters alone was enough to cause havoc in the insurance industry throughout the U.S. As a result, KBW Insurance ETF was down -0.93% net of fees since commencement of operations in November 2005. Some of the firms with the largest impacts on performance for the period were American International Group, Inc., Marsh & McLennan Cos., Inc., The Progressive Corp. and UnumProvident Corp. Many insurance companies are feeling the strain of the sharp rise in identity theft and insurance fraud, coupled with a large increase in recent claims due to floods and forest fires across the country. Increased competition in auto and life insurance has hurt some firms' bottom lines as well.

                        [streetTRACKS (R) annual report LOGO]
                streetTRACKS KBW Insurance ETF--PERFORMANCE SUMMARY

   The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.STREETTRACKS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF JUNE 30, 2006

    --------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE TOTAL RETURN
                                        --------------------------------------------------------------------------------
                                        NET ASSET  MARKET                                      S & P 500 INDEX
                                          VALUE     VALUE      KBW INSURANCE INDEX     (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)     -2.10%   -2.73%            -1.88%                         4.57%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period November 15, 2005 (commencement of trading on the AMEX) to June 30, 2006.

                        [streetTRACKS (R) annual report LOGO]
          streetTRACKS KBW Insurance ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      KBW INSURANCE ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                              S&P 500 INDEX (BROAD-
                                                                                BASED COMPARATIVE
                                                  KBW INSURANCE ETF(A)              INDEX)(C)            KBW INSURANCE INDEX(B)
                                                  --------------------        ---------------------      ----------------------
11/08/05                                                  10000                       10000                       10000
12/31/05                                                  10093                       10273                       10099
03/31/06                                                   9847                       10705                        9860
06/30/06                                                   9907                       10551                        9929

                        [streetTRACKS (R) annual report LOGO]
               streetTRACKS KBW Insurance ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF JUNE 30, 2006

    -------------------------------------------------------------------------------------------------------------
       DESCRIPTION           AMERICAN         PRUDENTIAL    THE         METLIFE,    THE HARTFORD
                             INTERNATIONAL    FINANCIAL,    ALLSTATE    INC.        FINANCIAL SERVICES
                             GROUP, INC.      INC.          CORP.                   GROUP, INC.
    -------------------------------------------------------------------------------------------------------------
       MARKET VALUE          $2,801,863       2,581,194                             1,981,840
                                                           2,501,763   2,487,167
    -------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS       7.81%            7.20          6.98        6.94        5.53
    -------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF JUNE 30, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Property & Casualty Insurance              40.7%
    Life & Health Insurance                    29.7
    Multi-Line Insurance                       16.7
    Insurance Brokers                           8.2
    Thrifts & Mortgage Finance                  2.6

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Reinsurance                                 2.0%
    Short Term Investments                      0.0**
    Other Assets and Liabilities                0.1
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount represents less than 0.05% of net assets.

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

STREETTRACKS MORGAN STANLEY TECHNOLOGY ETF
The streetTRACKS Morgan Stanley Technology ETF (the "Fund") seeks to replicate the total return of the Morgan Stanley Technology Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks intended to replicate the index.

The performance of the Fund for the year ended June 30, 2006, was 4.60% versus the Index return of 5.11%, while the broad Dow Jones Large Cap Index posted a gain of 8.11%.

Several big stories dominated market news during the last year. At the start of the year, two disastrous hurricanes struck the U.S. causing extensive damage to Gulf coast areas. These storms also disrupted oil and natural gas facilities in the region causing temporary price shocks in gasoline, home heating oil and natural gas. Commodity prices rose significantly during the year, as the Goldman Sachs Commodity Index rose 13.42%. High energy prices raised inflation fears, and the Federal Reserve continued its steady pace of rate increases. At the end of June, the Fed Funds rate stood at 5.25%, after 17 consecutive increases. New Federal Reserve Chairman Bernanke settled into his position in early 2006 and has faced scrutiny over views on inflation and interest rates.

These stories plus continued war in Iraq and other tensions in the Middle East, helped increase market volatility during the year. Despite all this, some markets posted solid gains for the 12 month period. The Morgan Stanley Technology ETF returned 4.60%, net of fees, thanks to some strong performing companies like Google, Inc. and NVIDIA Corp. Google, Inc. was added to the S&P 500 Index in March and despite a rather volatile year, ended the 12 month period with a strong performance. NVIDIA Corp.'s performance contribution was higher and more stable. Despite recent weaker PC demand, as evidenced by the poor performance of both Apple Computer, Inc. and Dell, Inc., networking and telecom companies are providing strong returns. In addition, secular trends and e-commerce have been driving strong demand within the broadband market.

                        [streetTRACKS (R) annual report LOGO]
          streetTRACKS Morgan Stanley Technology ETF--PERFORMANCE SUMMARY

   The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.STREETTRACKS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF JUNE 30, 2006

    --------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE TOTAL RETURN
                                        --------------------------------------------------------------------------------
                                        NET ASSET  MARKET        MORGAN STANLEY           DOW JONES LARGE CAP INDEX
                                          VALUE     VALUE       TECHNOLOGY INDEX       (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/06              4.60%     4.70%             5.11%                         8.11%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 6/30/06          34.32%    34.58%            36.37%                        33.67%
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 6/30/06          -15.33%   -15.71%           -13.17%                         6.01%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING(1)     -48.22%   -48.12%           -47.03%                       -14.51%
    ------------------------------------------------------------------------------------------------------------------

    --------------------------------------------------------------------------------------------------------------------
                                                                  AVERAGE ANNUAL TOTAL RETURN
                                        --------------------------------------------------------------------------------
                                        NET ASSET  MARKET        MORGAN STANLEY           DOW JONES LARGE CAP INDEX
                                          VALUE     VALUE       TECHNOLOGY INDEX       (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/06              4.60%     4.70%             5.11%                         8.11%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 6/30/06          10.34%    10.41%            10.89%                        10.16%
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 6/30/06           -3.27%    -3.36%            -2.79%                         1.17%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING(1)     -10.81%   -10.79%           -10.46%                        -2.69%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2006.

                        [streetTRACKS (R) annual report LOGO]
    streetTRACKS Morgan Stanley Technology ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      MORGAN STANLEY TECHNOLOGY ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                     MORGAN STANLEY            DOW JONES LARGE CAP           MORGAN STANLEY
                                                    TECHNOLOGY ETF(A)               INDEX(C)               TECHNOLOGY INDEX(B)
                                                    -----------------          -------------------         -------------------
09/25/00                                                10000.00                    10000.00                    10000.00
09/30/00                                                 9725.00                     9969.00                     9725.00
12/31/00                                                 6876.00                     8882.00                     6834.00
03/31/01                                                 5391.00                     7629.00                     5365.00
06/30/01                                                 5948.00                     8039.00                     5933.00
09/30/01                                                 3839.00                     6847.00                     3830.00
12/31/01                                                 5203.00                     7508.00                     5199.00
03/31/02                                                 4663.00                     7447.00                     4666.00
06/30/02                                                 3404.00                     6353.00                     3410.00
09/30/02                                                 2444.00                     5290.00                     2451.00
12/31/02                                                 2943.00                     5723.00                     2958.00
03/31/03                                                 2941.00                     5542.00                     2959.00
06/30/03                                                 3749.00                     6376.00                     3778.00
09/30/03                                                 4206.00                     6499.00                     4243.00
12/31/03                                                 4857.00                     7263.00                     4908.00
03/31/04                                                 4969.00                     7341.00                     5027.00
06/30/04                                                 5028.00                     7466.00                     5093.00
09/30/04                                                 4545.00                     7309.00                     4608.00
12/31/04                                                 5176.00                     7953.00                     5254.00
03/31/05                                                 4641.00                     7780.00                     4717.00
06/30/05                                                 4814.00                     7884.00                     4901.00
09/30/05                                                 5163.00                     8146.00                     5263.00
12/31/05                                                 5323.00                     8320.00                     5432.00
03/31/06                                                 5588.00                     8629.00                     5709.00
06/30/06                                                 5036.00                     8523.00                     5152.00

                        [streetTRACKS (R) annual report LOGO]
         streetTRACKS Morgan Stanley Technology ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF JUNE 30, 2006

    -------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        NETWORK           NVIDIA CORP.      ORACLE CORP.      INTUIT, INC.         SAP AG ADR
                          APPLIANCE,
                          INC.
    -------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $5,287,728        5,174,087         5,113,289         5,084,174            5,075,113
    -------------------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    3.65%             3.57              3.53              3.51                 3.50
    -------------------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF JUNE 30, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Communications Equipment                   20.1%
    Software                                   18.5
    Computers & Peripherals                    17.1
    Semiconductors & Semiconductor
      Equipment                                16.8
    IT Services                                12.2
    Internet Software & Services               10.5

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Internet & Catalog Retail                   2.4%
    Electronic Equipment & Instruments          2.3
    Short Term Investments                      0.1
    Other Assets & Liabilities                  0.0**
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount represents less than 0.05% of net assets.

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

SPDR DIVIDEND ETF
The SPDR Dividend ETF (the "Fund") seeks to replicate the price and yield of the S&P High Yield Dividend Aristocrats Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks intended to replicate the Index. The Index is designed to measure the performance of 50 highest dividend yielding S&P Composite 1500 constituents that have followed a managed-dividends policy of consistently increasing dividends every year for at least 25 years.

The Fund commenced operations on November 8, 2005. The performance of the Fund as of the period ended June 30, 2006, was 6.16% versus the Index return of 6.17%, while the S&P 500 Index posted a gain of 5.51%.

Several big stories dominated market news during the last year. At the start of the year, two disastrous hurricanes struck the U.S. causing extensive damage to Gulf coast areas. These storms also disrupted oil and natural gas facilities in the region causing temporary price shocks in gasoline, home heating oil and natural gas. Commodity prices rose significantly during the year, as the Goldman Sachs Commodity Index rose 13.42%. High energy prices raised inflation fears, and the Federal Reserve continued its steady pace of rate increases. At the end of June, the Fed Funds rate stood at 5.25%, after 17 consecutive increases. New Federal Reserve Chairman Bernanke settled into his position in early 2006 and has faced scrutiny over views on inflation and interest rates.

The Sector that added the most to the Fund's return during this period was Health Care. Much of the sector's performance was fueled in December 2005 by industry giant Pfizer's patent protection court victory over manufacturers of generic drug treatments. On the flip side, the worst performing Sector for the period was Telecommunication Services, as competition among service providers kept the sector on the defensive.

Typically "value stocks" tend to have a relatively high dividend yield, among other things. Thus, it is reasonable to see how this high yielding Fund would tend to have a tilt toward the value style. As US value stocks have beaten their growth stock counterparts handily through the first 6 calendar months of 2006, this trend, too, benefited the SPDR Dividend ETF as well. This is further evidenced by the Fund's outperformance of the S&P 500, which is comprised of approximately 50% value stocks and 50% growth stocks.

                        [streetTRACKS (R) annual report LOGO]
                     SPDR(R) Dividend ETF--PERFORMANCE SUMMARY

   The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.STREETTRACKS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF JUNE 30, 2006

    --------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE TOTAL RETURN
                                        --------------------------------------------------------------------------------
                                        NET ASSET  MARKET     S&P HIGH YIELD DIVIDEND             S&P 500 INDEX
                                        VALUE (2)   VALUE        ARISTOCRATS INDEX       (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)     5.35%     5.61%              5.36%                          4.57%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period November 15, 2005 (commencement of trading on the AMEX) to June 30, 2006.
   (2) Total return would have been lower had the Advisor not reduced its Advisory fee.

                        [streetTRACKS (R) annual report LOGO]
               SPDR(R) Dividend ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
       SPDR DIVIDEND ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                              S&P 500 INDEX (BROAD-
                                                                                BASED COMPARATIVE        S&P HIGH YIELD DIVIDEND
                                                  SPDR DIVIDEND ETF(A)              INDEX)(C)             ARISTOCRATS INDEX(B)
                                                  --------------------        ---------------------      -----------------------
11/08/05                                                10000.00                    10000.00                    10000.00
12/31/05                                                10170.00                    10273.00                    10170.00
03/31/06                                                10537.00                    10705.00                    10545.00
06/30/06                                                10616.00                    10551.00                    10617.00

                        [streetTRACKS (R) annual report LOGO]
                    SPDR(R) Dividend ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF JUNE 30, 2006

    ---------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        CONSOLIDATED EDISON,    MERCK & CO.,     WGL HOLDINGS,     VECTREN     WPS RESOURCES
                          INC.                    INC.             INC.              CORP.       CORP.
    ---------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $3,230,744              2,967,551        2,868,742                     2,828,837
                                                                                    2,832,419
    ---------------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    3.22%                   2.96             2.86              2.83        2.82
    ---------------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF JUNE 30, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Commercial Banks                           23.0%
    Pharmaceuticals                            10.5
    Gas Utilities                               9.7
    Multi-Utilities                             8.9
    Chemicals                                   5.6
    Household Durables                          5.3
    Household Products                          4.5
    Food Products                               3.5
    Beverages                                   3.1
    Commercial Services & Supplies              3.1
    Industrial Conglomerates                    3.0
    Tobacco                                     2.8
    Diversified Financial Services              2.5
    Independent Power Producers & Energy
      Traders                                   2.4

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Textiles, Apparel & Luxury Goods            2.2%
    Water Utilities                             1.5
    Wireless Telecommunication Services         1.5
    Electrical Equipment                        1.4
    Food & Staples Retailing                    1.4
    Health Care Equipment & Supplies            1.3
    Computers & Peripherals                     1.2
    Hotels Restaurants & Leisure                1.2
    Short Term Investments                      0.1
    Other Assets & Liabilities                  0.3
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

SPDR O-STRIP ETF
The SPDR O-Strip ETF ("the Fund") seeks to replicate the total return of the S&P 500 O-Strip Index (the "Index"), an index composed of S&P 500 Index constituents that are listed on the NASDAQ. To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks designed to closely replicate the Index.

The performance of the Fund for the year ended June 30, 2006, was -0.16% versus the Index return of 0.20%, while the S&P 500 Index posted a gain of 8.63%.

Several big stories dominated market news during the last year. At the start of the year, two disastrous hurricanes struck the U.S. causing extensive damage to Gulf coast areas. These storms also disrupted oil and natural gas facilities in the region causing temporary price shocks in gasoline, home heating oil and natural gas. Commodity prices rose significantly during the year, as the Goldman Sachs Commodity Index rose 13.42%. High energy prices raised inflation fears, and the Federal Reserve continued its steady pace of rate increases. At the end of June, the Fed Funds rate stood at 5.25%, after 17 consecutive increases. New Federal Reserve Chairman Bernanke settled into his position in early 2006 and has faced scrutiny over views on inflation and interest rates.

The Sector that added the most to the Fund's return during this period was Health Care. Much of the sector's performance was fueled in December 2005 by industry giant Pfizer's patent protection court victory over manufacturers of generic drug treatments. On the flip side, the worst performing Sector for the period was Information Technology. 2006 has not been kind to this Sector, as competitive pressures have led to persistent erosion in the heavily weighted shares of erstwhile stalwarts like Microsoft, Intel, and Dell, consigning technology stocks to the bottom of the performance rankings.

With the NASDAQ being so heavily dominated by technology stocks, it comes as no surprise that over two-thirds of the O-Strip ETF is relegated to the Information Technology Sector. Surprisingly, every other sector here was a winner, but the heavy losses from IT all but washed away the gains made elsewhere. The Fund's performance was further inhibited by its tilt towards growth stocks during a time when value stocks were in favor.

                        [streetTRACKS (R) annual report LOGO]
                     SPDR(R) O-Strip ETF--PERFORMANCE SUMMARY

   The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.STREETTRACKS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF JUNE 30, 2006

    ---------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE TOTAL RETURN
                                      -----------------------------------------------------------------------------------
                                       NET ASSET      MARKET         S&P 500 O-STRIP               S&P 500 INDEX
                                         VALUE        VALUE               INDEX           (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/06            -0.16%       -0.68%              0.20%                        8.63%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)     5.19%        5.49%              5.89%                       17.15%
    ------------------------------------------------------------------------------------------------------------------

    ---------------------------------------------------------------------------------------------------------------------
                                                                  AVERAGE ANNUAL TOTAL RETURN
                                      -----------------------------------------------------------------------------------
                                       NET ASSET      MARKET         S&P 500 O-STRIP               S&P 500 INDEX
                                         VALUE        VALUE               INDEX           (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/05           -0.16%       -0.68%              0.20%                        8.63%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)     2.87%        3.03%              3.17%                        9.25%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 15, 2004 (commencement of trading on the AMEX) to June 30, 2006.

                        [streetTRACKS (R) annual report LOGO]
               SPDR(R) O-Strip ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      SPDR O-STRIP ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                                                            SPDR S&P O-STRIP
                                                   SPDR O-STRIP ETF(A)          S&P 500 INDEX(C)                INDEX(B)
                                                   -------------------          ----------------            ----------------
09/09/04                                                  10000                       10000                       10000
09/30/04                                                  10080                        9975                       10080
12/31/04                                                  11459                       10895                       11477
03/31/05                                                  10450                       10661                       10473
06/30/05                                                  10673                       10806                       10707
09/30/05                                                  11127                       11196                       11171
12/31/05                                                  11247                       11431                       11304
03/31/06                                                  11504                       11912                       11572
06/30/06                                                  10657                       11740                       10728

                        [streetTRACKS (R) annual report LOGO]
                    SPDR()(R) O-Strip ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF JUNE 30, 2006

    --------------------------------------------------------------------------------------------------------------
       DESCRIPTION        MICROSOFT     CISCO SYSTEMS,     INTEL CORP.     GOOGLE, INC.     AMGEN, INC.
                          CORP.         INC.
    --------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $637,162      371,636            343,601         269,210          239,720
    --------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    12.86%        7.50               6.94            5.43             4.84
    --------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF JUNE 30, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Software                                   21.4%
    Communications Equipment                   13.6
    Semiconductors & Semiconductor
      Equipment                                12.9
    Internet Software & Services               10.5
    Computers & Peripherals                     9.1
    Biotechnology                               9.0
    Media                                       4.3
    Commercial Banks                            2.6
    Capital Markets                             2.3
    Food & Staples Retailing                    2.3
    Hotels Restaurants & Leisure                1.8
    Specialty Retail                            1.7
    IT Services                                 1.3
    Health Care Providers & Services            1.0

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Insurance                                   0.9%
    Machinery                                   0.9
    Multiline Retail                            0.9
    Commercial Services & Supplies              0.7
    Internet & Catalog Retail                   0.7
    Diversified Consumer Services               0.5
    Electronic Equipment & Instruments          0.5
    Health Care Equipment & Supplies            0.5
    Chemicals                                   0.3
    Electrical Equipment                        0.2
    Short-Term Investments                      0.1
    Other Assets & Liabilities                  0.0**
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount represents less than 0.05% of net assets.

                        [streetTRACKS (R) annual report LOGO]
                    SPDR()(R) Biotech ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF JUNE 30, 2006

    ---------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        MANNKIND       CUBIST                 AMYLIN                 UNITED               VERTEX
                          CORP.          PHARMACEUTICALS,       PHARMACEUTICALS,       THERAPEUTICS         PHARMACEUTICALS,
                                         INC.                   INC.                   CORP.                INC.
    ---------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $1,151,678     1,048,823              1,039,732              1,035,932            1,022,594
    ---------------------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    3.86%          3.52                   3.48                   3.47                 3.43
    ---------------------------------------------------------------------------------------------------------------------------

    -------------------------------------------------------------------------------------------------------------------
       DESCRIPTION
    ---------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE
    ---------------------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS
    ---------------------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF JUNE 30, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Biotechnology                              99.9%
    Short Term Investments                      0.1
    Other Assets & Liabilities                  0.0**
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount shown represents less than 0.05% of net assets.

                        [streetTRACKS (R) annual report LOGO]
                 SPDR()(R) Homebuilders ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF JUNE 30, 2006

    ---------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        CHAMPION            WCI                PULTE          HOVNANIAN           THE
                          ENTERPRISES,        COMMUNITIES,       HOMES, INC.    ENTERPRISES,        SHERWIN-
                          INC.                INC.                              INC.                WILLIAMS
                                                                                                    CO.
    ---------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $8,995,293          8,512,795          8,134,068      8,091,249           8,087,221
    ---------------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    5.42%               5.13               4.90           4.88                4.87
    ---------------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF JUNE 30, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Homebuilding                               71.5%
    Home Furnishings                           14.2
    Home Improvement Retail                    14.1
    Short Term Investments                      0.2

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Other Assets & Liabilities                  0.0%**
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount represents less than 0.05% of net assets.

                        [streetTRACKS (R) annual report LOGO]
                 SPDR()(R) Semiconductor ETF--PORTFOLIO SUMMARY

      TOP FIVE HOLDINGS AS OF JUNE 30, 2006

    ------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        ATMEL CORP.    FAIRCHILD SEMICONDUCTOR     AGERE SYSTEMS,     CYPRESS                 INTEL CORP.
                                         INTERNATIONAL, INC.         INC.               SEMICONDUCTOR CORP.
    ------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $2,288,054     2,127,489                   2,088,061          2,032,488               2,031,213
    ------------------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    4.84%          4.50                        4.42               4.30                    4.30
    ------------------------------------------------------------------------------------------------------------------------

    ------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION
    ------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE
    ------------------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS
    ------------------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF JUNE 30, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Semiconductors                             99.9%
    Short Term Investments                      0.1
    Other Assets & Liabilities                  0.0**
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount represents less than 0.05% of net assets.

                        [streetTRACKS (R) annual report LOGO]
                SPDR()(R)Metals & Mining ETF--PORTFOLIO SUMMARY

      TOP FIVE HOLDINGS AS OF JUNE 30, 2006

    -----------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        CHAPARRAL STEEL     CONSOL ENERGY,    WORTHINGTON INDUSTRIES,     STEEL DYNAMICS,    CLEVELAND-CLIFFS,
                          CO.                 INC.              INC.                        INC.               INC.
    -----------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $1,228,229          1,194,817         1,189,709                   1,187,396          1,184,751
    -----------------------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    4.09%               3.98              3.96                        3.95               3.94

    -----------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION
    -----------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE
    -----------------------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS

    -----------------------------------------------------------------------------------------------------------------------------

    -----------------------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF JUNE 30, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Steel                                      49.2%
    Coal & Consumable Fuels                    21.9
    Precious Metals & Minerals                 11.1
    Diversified Metals & Mining                10.7
    Aluminum                                    3.6

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Gold                                        3.5%
    Other Assets & Liabilities                  0.0**
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount shown represents less than 0.05% of net assets.

                        [streetTRACKS (R) annual report LOGO]
        SPDR()(R) Oil & Gas Equipment & Services ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF JUNE 30, 2006

    ---------------------------------------------------------------------------------------------------------
       DESCRIPTION        HELIX ENERGY             OCEANEERING            SCHLUMBERGER,    TETRA
                          SOLUTIONS GROUP, INC.    INTERNATIONAL, INC.    LTD.             TECHNOLOGIES, INC.
    ---------------------------------------------------------------------------------------------------------
       MARKET VALUE       $694,192                 629,979                604,221          600,045
    ---------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    4.47%                    4.06                   3.89             3.86
    ---------------------------------------------------------------------------------------------------------

    ---------------------------------------------------------------------------------------------------------
       DESCRIPTION         FMC TECHNOLOGIES,
                           INC.
    ---------------------------------------------------------------------------------------------------------
       MARKET VALUE        597,695
    ---------------------------------------------------------------------------------------------------------
       % OF NET ASSETS     3.85
    ---------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF JUNE 30, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Oil & Gas Equipment & Services             55.4%
    Oil & Gas Drilling                         40.1
    Oil & Gas Exploration & Production          4.5
    Other Assets & Liabilities                  0.0**
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount represents less than 0.05% of net assets.

                        [streetTRACKS (R) annual report LOGO]
      SPDR()(R) Oil & Gas Exploration & Production ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF JUNE 30, 2006

    --------------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        KERR-MCGEE CORP.     FRONTIER OIL CORP.     NOBLE ENERGY,        MARINER ENERGY,    CABOT OIL &
                                                                      INC.                 INC.               GAS CORP.
    --------------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $661,599             614,304                590,905              569,286            566,930
    --------------------------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    3.38%                3.14                   3.02                 2.91               2.90
    --------------------------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF JUNE 30, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Oil & Gas Exploration & Production         77.9%
    Oil & Gas Refining & Marketing             11.5
    Integrated Oil & Gas                       10.6
    Other Assets & Liabilities                  0.0**
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount shown represents less than 0.05% of net assets.

                        [streetTRACKS (R) annual report LOGO]
                SPDR()(R) Pharmaceuticals ETF--PORTFOLIO SUMMARY

      TOP FIVE HOLDINGS AS OF JUNE 30, 2006

    ----------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        SEPRACOR,    ENDO PHARMACEUTICALS     MGI PHARMA,     MERCK & CO.,     KING PHARMACEUTICALS,
                          INC.         HOLDINGS, INC.           INC.            INC.             INC.
    ----------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $865,099     831,756                  801,520         793,810          789,140
    ----------------------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    5.43%        5.22                     5.03            4.98             4.95
    ----------------------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF JUNE 30, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Pharmaceuticals                           100.0%
    Other Assets & Liabilities                  0.0**
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount shown represents less than 0.05% of net assets.

                        [streetTRACKS (R) annual report LOGO]
                    SPDR()(R) Retail ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF JUNE 30, 2006

    --------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        TRACTOR SUPPLY     THE KROGER      ANNTAYLOR STORES     AEROPOSTALE,     MICHAELS STORES,
                          CO.                CO.             CORP.                INC.             INC.
    --------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $415,243           407,099         397,925              397,873          396,935
    --------------------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    2.01%              1.97            1.92                 1.92             1.92
    --------------------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF JUNE 30, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Apparel Retail                             38.9%
    Specialty Stores                           23.1
    Department Stores                           9.0
    Food Retail                                 7.5
    General Merchandise Stores                  7.0
    Computer & Electronics Retail               5.4

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Drug Retail                                 3.6%
    Hypermarkets & Super Centers                3.6
    Catalog Retail                              1.9
    Other Assets & Liabilities                  0.0**
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount represents less than 0.05% of net assets.

                        [streetTRACKS (R) annual report LOGO]
                  KBW Regional Banking ETF--PORTFOLIO SUMMARY

      TOP FIVE HOLDINGS AS OF JUNE 30, 2006

    -------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        TEXAS REGIONAL     CULLERN/FROST     COMPASS              WILMINGTON     COLONIAL
                          BANCSHARE, INC.    BANKERS, INC.     BANCSHARES, INC.     TRUST CORP.    BANCGROUP, INC.
    -------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $2,460,743         2,426,827         2,393,024            2,362,628      2,262,819
    -------------------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    2.48%              2.45              2.42                 2.38           2.28
    -------------------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF JUNE 30, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Regional Banks                             88.5%
    Thrifts & Mortgage Finance                 11.5
    Other Assets & Liabilities                  0.0**
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount shown represents less than 0.005% of net assets.

STREETTRACKS DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 1.9%
Boeing Co. ...........................      4,939  $   404,554
General Dynamics Corp. ...............      2,188      143,227
Goodrich Corp. .......................      1,363       54,915
Honeywell International, Inc. ........      5,007      201,782
L-3 Communications Holdings, Inc. ....        995       75,043
Lockheed Martin Corp. ................      2,251      161,487
Northrop Grumman Corp. ...............      2,087      133,693
Precision Castparts Corp. ............        738       44,103
Raytheon Co. .........................      3,285      146,412
Rockwell Collins, Inc. ...............      1,581       88,330
United Technologies Corp. ............      5,914      375,066
                                                   -----------
                                                     1,828,612
                                                   -----------
AIR FREIGHT & LOGISTICS -- 0.8%
C.H. Robinson Worldwide, Inc. ........        790       42,107
Expeditors International Washington,
  Inc. ...............................      2,496      139,801
FedEx Corp. ..........................      1,902      222,268
Forward Air Corp. ....................      1,642       66,879
United Parcel Service, Inc. (Class
  B)..................................      3,611      297,293
                                                   -----------
                                                       768,348
                                                   -----------
AIRLINES -- 0.2%
AMR Corp. (a).........................      2,148       54,602
JetBlue Airways Corp. (a).............      2,417       29,343
Southwest Airlines Co. ...............      5,749       94,111
                                                   -----------
                                                       178,056
                                                   -----------
AUTO COMPONENTS -- 0.3%
Gentex Corp. .........................      2,563       35,882
Johnson Controls, Inc. ...............      1,517      124,728
Lear Corp. ...........................      1,025       22,765
Modine Manufacturing Co. .............      1,513       35,343
Proliance International, Inc. (a).....        426        1,968
The Goodyear Tire & Rubber Co. (a)....      2,457       27,273
                                                   -----------
                                                       247,959
                                                   -----------
AUTOMOBILES -- 0.3%
Ford Motor Co. .......................     13,446       93,181
General Motors Corp. .................      3,226       96,102
Harley-Davidson, Inc. ................      2,293      125,863
Thor Industries, Inc. ................        300       14,535
                                                   -----------
                                                       329,681
                                                   -----------
BEVERAGES -- 1.7%
Anheuser-Busch Cos., Inc. ............      4,576      208,620
Coca-Cola Enterprises, Inc. ..........      2,744       55,895
Constellation Brands, Inc. (Class A)
  (a).................................      1,957       48,925
PepsiCo, Inc. ........................     10,596      636,184
The Coca-Cola Co. ....................     14,064      605,033
The Pepsi Bottling Group, Inc. .......      1,892       60,828
                                                   -----------
                                                     1,615,485
                                                   -----------
BIOTECHNOLOGY -- 1.8%
Alfacell Corp. (a)....................        800        2,280
Amgen, Inc. (a).......................      8,456      551,585
AVI BioPharma, Inc. (a)...............      2,100        7,875
BioCryst Pharmaceuticals, Inc. (a)....        500        7,165
Biogen Idec, Inc. (a).................      2,719      125,971
Celgene Corp. (a).....................      3,058      145,041

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
Cephalon, Inc. (a)....................      1,072  $    64,427
Chelsea Therapeutics International,
  Inc. (a)............................      1,100        4,180
Dyadic International, Inc. (a)........      1,300        6,760
Genentech, Inc. (a)...................      3,210      262,578
Genzyme Corp. (a).....................      1,662      101,465
Gilead Sciences, Inc. (a).............      3,326      196,766
Human Genome Sciences, Inc. (a).......      2,958       31,651
ImClone Systems, Inc. (a).............        961       37,133
MedImmune, Inc. (a)...................      2,654       71,923
Millennium Pharmaceuticals, Inc.
  (a).................................      4,490       44,765
Neurocrine Biosciences, Inc. (a)......        941        9,975
Novavax, Inc. (a).....................      1,900        9,576
OSI Pharmaceuticals, Inc. (a).........        400       13,184
Sirna Therapeutics, Inc. (a)..........      2,000       11,400
Threshold Pharmaceuticals, Inc. (a)...        400        1,400
                                                   -----------
                                                     1,707,100
                                                   -----------
BUILDING PRODUCTS -- 0.2%
American Standard Cos., Inc. .........      1,549       67,025
Masco Corp. ..........................      2,832       83,941
Simpson Manufacturing Co., Inc. ......        300       10,815
                                                   -----------
                                                       161,781
                                                   -----------
CAPITAL MARKETS -- 2.9%
A.G. Edwards, Inc. ...................        500       27,660
Ameriprise Financial, Inc. ...........      1,402       62,627
E*TRADE Financial Corp. (a)...........      4,141       94,498
Franklin Resources, Inc. .............      1,124       97,574
Goldman Sachs Group, Inc. ............      2,673      402,099
Investors Financial Services Corp. ...        500       22,450
Janus Capital Group, Inc. ............      3,255       58,265
Legg Mason, Inc. .....................        922       91,757
Lehman Brothers Holdings, Inc. .......      3,702      241,185
Mellon Financial Corp. ...............      3,158      108,730
Merrill Lynch & Co., Inc. ............      5,475      380,841
Morgan Stanley........................      6,491      410,296
Northern Trust Corp. .................      1,706       94,342
SEI Investments Co. ..................      1,354       66,184
State Street Corp. (b)................      2,141      124,371
T. Rowe Price Group, Inc. ............      1,510       57,093
TD Ameritrade Holding Corp. ..........      1,566       23,193
The Bank of New York Co., Inc. .......      5,135      165,347
The Bear Stearns Cos., Inc. ..........        736      103,099
The Charles Schwab Corp. .............      9,251      147,831
Waddell & Reed Financial, Inc. (Class
  A)..................................      2,329       47,884
                                                   -----------
                                                     2,827,326
                                                   -----------
CHEMICALS -- 1.4%
Air Products & Chemicals, Inc. .......      1,655      105,788
Ashland, Inc. ........................        772       51,492
Chemtura Corp. .......................      2,309       21,566
E. I. du Pont de Nemours & Co. .......      6,455      268,528
Eastman Chemical Co. .................        962       51,948
Ecolab, Inc. .........................      1,968       79,861
Lyondell Chemical Co. ................      2,154       48,810
Monsanto Co. .........................      1,982      166,865
Nalco Holding Co. (a).................        600       10,578
PPG Industries, Inc. .................      1,393       91,938
Praxair, Inc. ........................      2,521      136,134

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
Rohm & Haas Co. ......................      1,423  $    71,321
Sigma-Aldrich Corp. ..................        400       29,056
The Dow Chemical Co. .................      6,446      251,587
Tronox, Inc. .........................        146        1,923
                                                   -----------
                                                     1,387,395
                                                   -----------
COMMERCIAL BANKS -- 4.5%
AmSouth Bancorp.......................        600       15,870
Arrow Financial Corp. ................      1,849       50,718
Bank of Granite Corp. ................      3,061       63,761
Bank of Hawaii Corp. .................        400       19,840
BB&T Corp. ...........................      3,443      143,194
Capitol Bancorp, Ltd. ................      1,487       57,919
Cathay General Bancorp................        300       10,914
Columbia Banking System, Inc. ........      1,994       74,536
Comerica, Inc. .......................        500       25,995
Commerce Bancorp, Inc. ...............      1,666       59,426
Commercial Bankshares, Inc. ..........        664       24,555
Community Banks, Inc. ................      2,351       61,126
Compass Bancshares, Inc. .............        500       27,800
CVB Financial Corp. ..................      3,664       57,378
Farmers Capital Bank Corp. ...........      1,623       53,153
Fifth Third Bancorp...................      3,129      115,617
First Bancorp-North Carolina..........      1,073       22,533
First Commonwealth Financial Corp. ...      4,695       59,626
First Community Bancorp, Inc. ........        916       54,117
First Merchants Corp. ................      2,242       54,503
FNB Corp. ............................      1,981       73,297
Independent Bank Corp.-
  Massachusetts.......................      1,550       50,329
Integra Bank Corp. ...................      1,356       29,493
International Bancshares Corp. .......        400       10,992
Keycorp...............................      2,589       92,376
Lakeland Financial Corp. .............      2,684       65,194
M&T Bank Corp. .......................        600       70,752
Marshall & Ilsley Corp. ..............        800       36,592
National City Corp. ..................      3,372      122,033
National Penn Bancshares, Inc. .......      2,845       56,502
North Fork Bancorp, Inc. .............      2,870       86,588
Old National Bancorp..................        500        9,985
Omega Financial Corp. ................      1,830       57,297
PNC Financial Services Group..........      1,623      113,886
Popular, Inc. ........................      1,800       34,560
Regions Financial Corp. ..............      3,150      104,328
Renasant Corp. .......................      1,741       70,249
Republic Bancorp, Inc.- Michigan......      4,525       56,065
Sandy Spring Bancorp, Inc. ...........      1,552       55,965
Simmons First National Corp. .........      2,126       61,675
Sterling Financial Corp. .............      2,641       57,838
SunTrust Banks, Inc. .................      1,994      152,062
TD Banknorth, Inc. ...................      1,661       48,916
Trustmark Corp. ......................        400       12,388
U.S. Bancorp..........................     11,631      359,165
UCBH Holdings, Inc. ..................      2,540       42,012
Umpqua Holdings Corp. ................      2,591       66,459
UnionBanCal Corp. ....................        400       25,836
United Bankshares, Inc. ..............        300       10,989
United Community Banks, Inc. .........      2,115       64,381
Wachovia Corp. .......................      9,998      540,692

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
Wells Fargo & Co. ....................     10,154  $   681,130
Zions Bancorp.........................        156       12,159
                                                   -----------
                                                     4,384,766
                                                   -----------
COMMERCIAL SERVICES & SUPPLIES -- 1.1%
ACCO Brands Corp. (a).................        302        6,614
ADESA, Inc. ..........................      1,543       34,316
Aramark Corp. ........................        900       29,799
Avery Dennison Corp. .................      1,117       64,853
Cendant Corp. ........................      7,740      126,085
ChoicePoint, Inc. (a).................      1,128       47,117
Cintas Corp. .........................      1,532       60,912
Dun & Bradstreet Corp. (a)............        830       57,834
Ennis, Inc. ..........................      2,636       51,876
Equifax, Inc. ........................      1,491       51,201
Herman Miller, Inc. ..................      1,442       37,160
Manpower, Inc. .......................        464       29,974
Monster Worldwide, Inc. (a)...........      1,415       60,364
Pitney Bowes, Inc. ...................      1,849       76,364
R.R. Donnelley & Sons Co. ............      2,345       74,923
Robert Half International, Inc. ......      2,014       84,588
Waste Management, Inc. ...............      4,387      157,406
                                                   -----------
                                                     1,051,386
                                                   -----------
COMMUNICATIONS EQUIPMENT -- 2.5%
3Com Corp. (a)........................      8,706       44,575
ADC Telecommunications, Inc. (a)......      1,612       27,178
Andrew Corp. (a)......................      2,637       23,364
Avaya, Inc. (a).......................      4,407       50,328
Avici Systems, Inc. (a)...............        100          578
Avocent Corp. (a).....................        400       10,500
Cisco Systems, Inc. (a)...............     41,814      816,627
Comverse Technology, Inc. (a).........      1,969       38,927
Corning, Inc. (a).....................     10,047      243,037
Finisar Corp. (a).....................      3,000        9,810
Foundry Networks, Inc. (a)............        900        9,594
Harris Corp. .........................      1,571       65,212
JDS Uniphase Corp. (a)................     18,438       46,648
Juniper Networks, Inc. (a)............      3,809       60,906
Lucent Technologies, Inc. (a).........     33,533       81,150
Motorola, Inc. .......................     16,363      329,715
Plantronics, Inc. ....................        400        8,884
QUALCOMM, Inc. .......................     10,971      439,608
Relm Wireless Corp (a)................        100          622
Tellabs, Inc. (a).....................      5,120       68,147
Terabeam, Inc. (a)....................        200          408
                                                   -----------
                                                     2,375,818
                                                   -----------
COMPUTERS & PERIPHERALS -- 3.0%
Apple Computer, Inc. (a)..............      5,669      323,813
Avid Technology, Inc. (a).............        609       20,298
Dell, Inc. (a)........................     14,558      355,361
EMC Corp. (a).........................     16,999      186,479
Hewlett-Packard Co. ..................     19,618      621,498
International Business Machines
  Corp. ..............................     10,898      837,185
Lexmark International, Inc. (a).......        745       41,593
NCR Corp. (a).........................      1,706       62,508
Network Appliance, Inc. (a)...........      2,981      105,229
Palm, Inc. (a)........................        600        9,660
QLogic Corp. (a)......................      2,176       37,514

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
SanDisk Corp. (a).....................      1,764  $    89,929
Seagate Technology (a)................      2,095       47,431
Sun Microsystems, Inc. (a)............     26,915      111,697
Western Digital Corp. (a).............      2,384       47,227
                                                   -----------
                                                     2,897,422
                                                   -----------
CONSTRUCTION & ENGINEERING -- 0.2%
Fluor Corp. ..........................        846       78,619
Jacobs Engineering Group, Inc. (a)....        846       67,375
URS Corp. (a).........................        300       12,600
                                                   -----------
                                                       158,594
                                                   -----------
CONSTRUCTION MATERIALS -- 0.1%
Headwaters, Inc. (a)..................        300        7,668
Martin Marietta Materials, Inc. ......        195       17,774
Vulcan Materials Co. .................        967       75,426
                                                   -----------
                                                       100,868
                                                   -----------
CONSUMER FINANCE -- 0.8%
American Express Co. .................      7,006      372,859
AmeriCredit Corp. (a).................      1,714       47,855
Capital One Financial Corp. ..........      2,323      198,501
CompuCredit Corp. (a).................        300       11,532
SLM Corp. ............................      3,010      159,289
                                                   -----------
                                                       790,036
                                                   -----------
CONTAINERS & PACKAGING -- 0.3%
Crown Holdings, Inc. (a)..............      2,240       34,877
Owens-Illinois, Inc. (a)..............      1,762       29,531
Pactiv Corp. (a)......................      2,155       53,336
Sealed Air Corp. .....................      1,066       55,518
Smurfit-Stone Container Corp. (a).....      3,613       39,526
Temple-Inland, Inc. ..................      1,161       49,772
                                                   -----------
                                                       262,560
                                                   -----------
DISTRIBUTORS -- 0.0% (C)
Genuine Parts Co. ....................        500       20,830
Infosonics Corp. (a)..................      2,000       12,080
                                                   -----------
                                                        32,910
                                                   -----------
DIVERSIFIED CONSUMER SERVICES -- 0.3%
Apollo Group, Inc. (a)................      1,227       63,399
Career Education Corp. (a)............      1,191       35,599
H&R Block, Inc. ......................      2,325       55,474
ITT Educational Services, Inc. (a)....        755       49,687
Laureate Education, Inc. (a)..........        874       37,259
Service Corp. International...........      5,212       42,426
Strayer Education, Inc. ..............        100        9,712
The Service Master Co. ...............      1,328       13,718
                                                   -----------
                                                       307,274
                                                   -----------
DIVERSIFIED FINANCIAL SERVICES -- 4.5%
Bank of America Corp. ................     29,168    1,402,981
Chicago Mercantile Exchange Holdings,
  Inc. ...............................        253      124,261
CIT Group, Inc. ......................      1,832       95,795
Citigroup, Inc. ......................     32,917    1,587,916
JPMorgan Chase & Co. .................     22,472      943,824
Leucadia National Corp. ..............      2,162       63,109

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
Moody's Corp. ........................      2,078  $   113,168
Nasdaq Stock Market, Inc. (a).........        400       11,960
                                                   -----------
                                                     4,343,014
                                                   -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.1%
AT&T, Inc. ...........................     25,467      710,275
BellSouth Corp. ......................     11,348      410,798
Broadwing Corp. (a)...................        600        6,210
CenturyTel, Inc. .....................        900       33,435
Citizens Communications Co. ..........      4,390       57,289
Covad Communications Group, Inc.
  (a).................................      1,400        2,814
Embarq Corp. (a)......................        897       36,768
Level 3 Communications, Inc. (a)......      5,000       22,200
Qwest Communications International,
  Inc. (a)............................     14,792      119,667
SureWest Communications...............      1,425       27,531
Verizon Communications, Inc. .........     18,591      622,613
                                                   -----------
                                                     2,049,600
                                                   -----------
ELECTRIC UTILITIES -- 1.5%
Allegheny Energy, Inc. (a)............      1,790       66,355
American Electric Power Co., Inc. ....      2,921      100,044
Central Vermont Public Service
  Corp. ..............................      2,477       45,775
Edison International..................      2,453       95,667
Entergy Corp. ........................      1,309       92,612
Exelon Corp. .........................      4,501      255,792
FirstEnergy Corp. ....................      2,279      123,545
FPL Group, Inc. ......................      2,353       97,367
Green Mountain Power Corp. ...........      1,743       59,245
MGE Energy, Inc. .....................      1,620       50,463
Northeast Utilities...................        445        9,198
Pepco Holdings, Inc. .................      3,045       71,801
PPL Corp. ............................      3,202      103,425
Progress Energy, Inc. ................        600       25,722
Reliant Energy, Inc. (a)..............      3,592       43,032
The Southern Co. .....................      4,389      140,667
Unitil Corp. .........................      1,966       47,302
                                                   -----------
                                                     1,428,012
                                                   -----------
ELECTRICAL EQUIPMENT -- 0.6%
American Power Conversion Corp. ......      2,146       41,825
BTU International, Inc. (a)...........        200        2,714
Capstone Turbine Corp. (a)............      4,200        9,576
Cooper Industries, Ltd. ..............        940       87,345
Emerson Electric Co. .................      2,757      231,064
Hoku Scientific, Inc. (a).............        500        1,540
Hubbell, Inc. (Class B)...............      1,020       48,603
Rockwell Automation, Inc. ............      1,401      100,886
Roper Industries, Inc. ...............      1,285       60,074
Simclar, Inc. (a).....................        500        5,320
                                                   -----------
                                                       588,947
                                                   -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.7%
Agilent Technologies, Inc. (a)........      2,911       91,871
Amphenol Corp. (Class A)..............      1,056       59,094
Arrow Electronics, Inc. (a)...........      1,663       53,549
Avnet, Inc. (a).......................      1,912       38,278
CDW Corp. ............................        817       44,649
Jabil Circuit, Inc. ..................      1,701       43,546
Lightpath Technologies, Inc. (a)......      2,400        9,744
Mechanical Technology, Inc. (a).......        100          247

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
Molex, Inc. ..........................      1,784  $    59,889
Move, Inc. (a)........................        900        4,932
MSGI Security Solutions, Inc. (a).....        100          258
National Instruments Corp. ...........        400       10,960
Sanmina-SCI Corp. (a).................      6,827       31,404
Solectron Corp. (a)...................     10,989       37,582
Superconductor Technologies, Inc.
  (a).................................        100          204
Symbol Technologies, Inc. ............      2,941       31,734
Tektronix, Inc. ......................      1,629       47,925
Trimble Navigation, Ltd. (a)..........        961       42,899
Vishay Intertechnology, Inc. (a)......      2,925       46,010
                                                   -----------
                                                       654,775
                                                   -----------
ENERGY EQUIPMENT & SERVICES -- 2.3%
Baker Hughes, Inc. ...................      2,095      171,476
BJ Services Co. ......................      2,600       96,876
Cameron International Corp. (a).......        800       38,216
Diamond Offshore Drilling, Inc. ......        400       33,572
ENSCO International, Inc. ............      1,575       72,481
GlobalSantaFe Corp. ..................      1,839      106,202
Grant Prideco, Inc. (a)...............      1,877       83,996
Grey Wolf, Inc. (a)...................      5,425       41,773
Halliburton Co. ......................      3,547      263,223
Helmerich & Payne, Inc. ..............        300       18,078
Metretek Technologies, Inc. (a).......        400        6,872
Nabors Industries, Ltd. (a)...........      2,488       84,070
National-Oilwell Varco, Inc. (a)......      1,476       93,460
Noble Corp. ..........................      1,170       87,071
Patterson-UTI Energy, Inc. ...........      1,957       55,403
Pride International, Inc. (a).........      1,100       34,353
Rowan Cos., Inc. .....................      1,632       58,083
Schlumberger, Ltd. ...................      7,304      475,563
Smith International, Inc. ............        700       31,129
Superior Energy Services, Inc. (a)....      2,286       77,495
TGC Industries, Inc. (a)..............        500        5,370
Tidewater, Inc. ......................        400       19,680
Transocean, Inc. (a)..................      2,406      193,250
Weatherford International, Ltd. (a)...      2,215      109,908
                                                   -----------
                                                     2,257,600
                                                   -----------
FOOD & STAPLES RETAILING -- 2.0%
Costco Wholesale Corp. ...............      3,354      191,614
CVS Corp. ............................      5,474      168,052
Performance Food Group Co. (a)........      1,088       33,053
Safeway, Inc. ........................      3,483       90,558
SUPERVALU, Inc. ......................      1,956       60,049
Sysco Corp. ..........................      4,606      140,759
The Kroger Co. .......................      5,009      109,497
The Topps Co., Inc. ..................      4,798       39,440
Wal-Mart Stores, Inc. ................     16,194      780,065
Walgreen Co. .........................      6,756      302,939
Whole Foods Market, Inc. .............      1,002       64,769
                                                   -----------
                                                     1,980,795
                                                   -----------
FOOD PRODUCTS -- 1.3%
Archer-Daniels-Midland Co. ...........      4,858      200,538
Bunge, Ltd. ..........................      1,098       55,175
Campbell Soup Co. ....................      2,350       87,209
ConAgra Foods, Inc. ..................      4,247       93,901
Dean Foods Co. (a)....................      1,672       62,182

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
Del Monte Foods Co. ..................      4,428  $    49,726
Delta and Pine Land Co. ..............      1,634       48,040
Flowers Foods, Inc. ..................      1,929       55,247
General Mills, Inc. ..................      2,525      130,441
H.J. Heinz Co. .......................      2,740      112,943
Kellogg Co. ..........................        600       29,058
Kraft Foods, Inc. ....................      1,000       30,900
McCormick & Co., Inc. ................        900       30,195
Pilgrim's Pride Corp. ................        300        7,740
Sara Lee Corp. .......................      6,066       97,177
The Hershey Co. ......................      1,284       70,710
The J.M. Smucker Co. .................        400       17,880
TreeHouse Foods, Inc. (a).............        332        7,931
Tyson Foods, Inc. (Class A)...........      3,012       44,758
Wm. Wrigley Jr., Co. .................        500       22,680
                                                   -----------
                                                     1,254,431
                                                   -----------
GAS UTILITIES -- 0.2%
Cascade Natural Gas Corp. ............      1,458       30,749
Chesapeake Utilities Corp. ...........      1,731       52,069
EnergySouth, Inc. ....................      1,971       61,554
Questar Corp. ........................        478       38,474
                                                   -----------
                                                       182,846
                                                   -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.6%
Advanced Medical Optics, Inc. (a).....      1,010       51,207
Bausch & Lomb, Inc. ..................        585       28,688
Baxter International, Inc. ...........      3,993      146,783
Becton, Dickinson & Co. ..............      1,796      109,789
Biomet, Inc. .........................      1,948       60,953
Boston Scientific Corp. (a)...........      8,030      135,225
C.R. Bard, Inc. ......................        938       68,718
Cytyc Corp. (a).......................      1,653       41,920
Dade Behring Holdings, Inc. ..........      1,498       62,377
Edwards Lifesciences Corp. (a)........        979       44,476
Hologic, Inc. (a).....................        400       19,744
Hospira, Inc. (a).....................      1,575       67,631
Insite Vision, Inc. (a)...............        800        1,304
Kinetic Concepts, Inc. (a)............        651       28,742
Medtronic, Inc. ......................      7,854      368,510
St. Jude Medical, Inc. (a)............      2,739       88,798
Stryker Corp. ........................      2,100       88,431
Varian Medical Systems, Inc. (a)......      1,435       67,947
Zimmer Holdings, Inc. (a).............      1,754       99,487
                                                   -----------
                                                     1,580,730
                                                   -----------
HEALTH CARE PROVIDERS & SERVICES -- 2.7%
Aetna, Inc. ..........................      4,182      166,987
AmerisourceBergen Corp. ..............      1,992       83,505
Cardinal Health, Inc. ................      3,122      200,838
Caremark Rx, Inc. ....................      3,388      168,959
CIGNA Corp. ..........................        892       87,871
Coventry Health Care, Inc. (a)........      1,369       75,213
DaVita, Inc. (a)......................      1,032       51,290
Express Scripts, Inc. (Class A) (a)...      1,200       86,088
HCA, Inc. ............................      2,106       90,874
Health Management Associates, Inc. ...      2,119       41,765
Health Net, Inc. (a)..................      1,379       62,289
Healthways, Inc. (a)..................        200       10,528
Henry Schein, Inc. (a)................      1,220       57,011

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
Humana, Inc. (a)......................      1,438  $    77,221
Laboratory Corp. of America Holdings
  (a).................................      1,221       75,983
Lincare Holdings, Inc. (a)............      1,132       42,835
Manor Care, Inc. .....................        793       37,208
McKesson Corp. .......................      2,260      106,853
Medco Health Solutions, Inc. (a)......      2,083      119,314
Omnicare, Inc. .......................      1,183       56,098
Patterson Cos., Inc. (a)..............      1,185       41,392
Quest Diagnostics, Inc. ..............        941       56,385
Tenet Healthcare Corp. (a)............      4,747       33,134
Triad Hospitals, Inc. (a).............        822       32,535
UnitedHealth Group, Inc. .............      9,568      428,455
VCA Antech, Inc. (a)..................      1,548       49,428
WellPoint, Inc. (a)...................      3,998      290,934
                                                   -----------
                                                     2,630,993
                                                   -----------
HEALTH CARE TECHNOLOGY -- 0.1%
Emdeon Corp. (a)......................      2,950       36,609
IMS Health, Inc. .....................      2,526       67,823
                                                   -----------
                                                       104,432
                                                   -----------
HOTELS, RESTAURANTS & LEISURE -- 1.9%
Bob Evans Farms, Inc. ................      2,068       62,061
Brinker International, Inc. ..........        420       15,246
Carnival Corp. .......................      3,012      125,721
Darden Restaurants, Inc. .............      1,558       61,385
GTECH Holdings Corp. .................      1,396       48,553
Harrah's Entertainment, Inc. .........      1,712      121,860
Hilton Hotels Corp. ..................      3,191       90,241
International Game Technology.........      2,821      107,029
Marriott International, Inc. (Class
  A)..................................      2,782      106,050
McDonald's Corp. .....................      8,300      278,880
MGM Mirage, Inc. (a)..................      1,207       49,246
OSI Restaurant Partners, Inc. ........        500       17,300
Panera Bread Co. (Class A) (a)........        200       13,448
Ruby Tuesday, Inc. ...................        500       12,205
Scientific Games Corp. (Class A)
  (a).................................      1,443       51,400
Starbucks Corp. (a)...................      5,784      218,404
Starwood Hotels & Resorts Worldwide,
  Inc. ...............................      1,588       95,820
Station Casinos, Inc. ................        544       37,035
The Cheesecake Factory, Inc. (a)......      1,547       41,692
The Steak n Shake Co. (a).............      2,091       31,658
Wendy's International, Inc. ..........      1,095       63,827
Wynn Resorts, Ltd.(a).................        754       55,268
Yum! Brands, Inc. ....................      2,245      112,856
                                                   -----------
                                                     1,817,185
                                                   -----------
HOUSEHOLD DURABLES -- 1.0%
American Greetings Corp. (Class A)....      1,511       31,746
Bassett Furniture Industries, Inc. ...      2,428       44,942
Beazer Homes USA, Inc. ...............        667       30,595
Black & Decker Corp. .................        726       61,318
Centex Corp. .........................      1,071       53,871
D.R. Horton, Inc. ....................      2,451       58,383
Fortune Brands, Inc. .................      1,081       76,762
Harman International Industries,
  Inc. ...............................        651       55,576
KB HOME...............................        759       34,800
Kimball International, Inc. (Class
  B)..................................      3,543       69,832
Leggett & Platt, Inc. ................      2,070       51,709

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
Lennar Corp. (Class A)................      1,110  $    49,251
Mohawk Industries, Inc. (a)...........        400       28,140
National Presto Industries, Inc. .....        242       12,652
Newell Rubbermaid, Inc. ..............      2,833       73,176
NVR, Inc. (a).........................         61       29,966
Pulte Homes, Inc. ....................      1,737       50,008
Ryland Group, Inc. ...................        589       25,663
Salton, Inc. (a)......................        100          237
Toll Brothers, Inc. (a)...............        912       23,320
Whirlpool Corp. ......................        715       59,095
                                                   -----------
                                                       921,042
                                                   -----------
HOUSEHOLD PRODUCTS -- 1.8%
Church & Dwight Co., Inc. ............      1,370       49,895
Colgate-Palmolive Co. ................      3,497      209,470
Energizer Holdings, Inc. (a)..........        857       50,195
Kimberly-Clark Corp. .................      2,886      178,066
Procter & Gamble Co. .................     21,471    1,193,788
The Clorox Co. .......................        907       55,300
                                                   -----------
                                                     1,736,714
                                                   -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.5%
Constellation Energy Group, Inc. .....      1,465       79,872
Mirant Corp. (a)......................      1,660       44,488
NRG Energy, Inc. (a)..................      1,177       56,708
The AES Corp. (a).....................      5,295       97,693
TXU Corp. ............................      2,813      168,189
                                                   -----------
                                                       446,950
                                                   -----------
INDUSTRIAL CONGLOMERATES -- 3.2%
3M Co. ...............................      4,425      357,407
General Electric Co. .................     68,248    2,249,454
Textron, Inc. ........................      1,039       95,775
Tyco International, Ltd. .............     13,276      365,090
                                                   -----------
                                                     3,067,726
                                                   -----------
INSURANCE -- 4.8%
ACE, Ltd. ............................      1,840       93,086
AFLAC, Inc. ..........................      3,602      166,953
Alfa Corp. ...........................      3,766       62,365
Ambac Financial Group, Inc. ..........        995       80,694
American International Group, Inc. ...     15,015      886,636
Aon Corp. ............................      2,512       87,468
Assurant, Inc. .......................      1,647       79,715
Berkshire Hathaway, Inc. (Class A)
  (a).................................          7      641,613
Chubb Corp. ..........................      2,632      131,337
Cincinnati Financial Corp. ...........        862       40,523
Everest Re Group, Ltd. ...............        400       34,628
Fidelity National Financial, Inc. ....      1,723       67,111
Fidelity National Title Group,
  Inc. ...............................        345        6,786
Genworth Financial, Inc. (Class A)....      2,482       86,473
Hanover Insurance Group, Inc. ........        779       36,971
Lincoln National Corp. ...............      1,920      108,365
Loews Corp. ..........................      3,265      115,744
Marsh & McLennan Cos., Inc. ..........      3,361       90,377
MBIA, Inc. ...........................      1,260       73,773
MetLife, Inc. ........................      3,074      157,419
Philadelphia Consolidated Holding
  Corp. (a)...........................        300        9,108
Principal Financial Group, Inc. ......      2,461      136,955

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
ProAssurance Corp. (a)................      1,172  $    56,467
Prudential Financial, Inc. ...........      3,501      272,028
Reinsurance Group America, Inc. ......        300       14,745
RenaissanceRe Holdings, Ltd. .........        500       24,230
SAFECO Corp. .........................      1,259       70,945
Selective Insurance Group, Inc. ......      1,114       62,239
The Allstate Corp. ...................      4,229      231,453
The Hartford Financial Services Group,
  Inc. ...............................      1,999      169,115
The Phoenix Cos., Inc. ...............      3,482       49,026
The Progressive Corp. ................      4,588      117,957
The St. Paul Travelers Cos., Inc. ....      4,716      210,239
Torchmark Corp. ......................        400       24,288
UnumProvident Corp. ..................      3,460       62,730
XL Capital, Ltd. (Class A)............        869       53,270
                                                   -----------
                                                     4,612,832
                                                   -----------
INTERNET & CATALOG RETAIL -- 0.3%
Amazon.com, Inc. (a)..................      2,409       93,180
Expedia, Inc. (a).....................      2,033       30,434
IAC/InterActiveCorp (a)...............      2,033       53,854
Liberty Media Holding
  Corp. -- Interactive (a)............      4,640       80,087
                                                   -----------
                                                       257,555
                                                   -----------
INTERNET SOFTWARE & SERVICES -- 1.2%
Akamai Technologies, Inc. (a).........      1,100       39,809
aQuantive, Inc. (a)...................        400       10,132
Art Technology Group, Inc. (a)........      2,900        8,642
EarthLink, Inc. (a)...................      3,587       31,064
eBay, Inc. (a)........................      6,824      199,875
EDGAR Online Inc (a)..................        100          470
Google, Inc. (a)......................      1,297      543,871
Interchange Corp. (a).................      2,500       12,050
Loudeye Corp. (a).....................      1,400        3,150
Navisite, Inc. (a)....................      2,800       12,600
VeriSign, Inc. (a)....................      2,302       53,337
VitalStream Holdings Inc (a)..........        800        8,480
Websense, Inc. (a)....................        400        8,216
Yahoo!, Inc. (a)......................      7,969      262,977
                                                   -----------
                                                     1,194,673
                                                   -----------
IT SERVICES -- 1.4%
Accenture, Ltd. (Class A).............      3,008       85,187
Affiliated Computer Services, Inc.
  (a).................................      1,083       55,894
Automatic Data Processing, Inc. ......      3,884      176,139
Ceridian Corp. (a)....................      2,207       53,939
Checkfree Corp. (a)...................      1,076       53,327
Cognizant Technology Solutions Corp.
  (a).................................      1,223       82,393
Computer Sciences Corp. (a)...........      1,592       77,116
Electronic Data Systems Corp. ........      4,326      104,083
Fidelity National Information
  Services, Inc. .....................      1,162       41,135
First Data Corp. .....................      4,996      225,020
Fiserv, Inc. (a)......................      1,700       77,112
Iron Mountain, Inc. (a)...............      1,497       55,958
Mastercard, Inc. (a)..................        300       14,400
Paychex, Inc. ........................      2,708      105,558
Sabre Holdings Corp. (Class A)........      2,059       45,298

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
The BISYS Group, Inc. (a).............      2,527  $    34,620
Unisys Corp. (a)......................      4,913       30,854
                                                   -----------
                                                     1,318,033
                                                   -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.3%
Brunswick Corp. ......................      1,206       40,100
Eastman Kodak Co. ....................      2,531       60,187
Hasbro, Inc. .........................      2,439       44,170
Mattel, Inc. .........................      3,846       63,498
Pool Corp. ...........................      1,161       50,654
                                                   -----------
                                                       258,609
                                                   -----------
LIFE SCIENCES TOOLS & SERVICES -- 0.5%
Affymetrix, Inc. (a)..................        789       20,198
Applera Corp. -- Applied Biosystems
  Group...............................      2,794       90,386
Charles River Laboratories
  International, Inc. (a).............        500       18,400
Covance, Inc. (a).....................        400       24,488
Fisher Scientific International, Inc.
  (a).................................        803       58,659
Invitrogen Corp. (a)..................        642       42,417
Millipore Corp. (a)...................        798       50,266
Nektar Therapeutics (a)...............        600       11,004
PerkinElmer, Inc. ....................      2,074       43,347
Pure Bioscience (a)...................        100          195
Techne Corp. (a)......................        880       44,810
Thermo Electron Corp. (a).............        901       32,652
Waters Corp. (a)......................      1,175       52,170
                                                   -----------
                                                       488,992
                                                   -----------
MACHINERY -- 2.0%
Caterpillar, Inc. ....................      4,536      337,841
CLARCOR, Inc. ........................        400       11,916
Crane Co. ............................        400       16,640
Cummins, Inc. ........................        200       24,450
Danaher Corp. ........................      1,617      104,006
Deere & Co. ..........................      1,764      147,276
Donaldson Co., Inc. ..................        177        5,995
Dover Corp. ..........................      1,217       60,156
Eaton Corp. ..........................      1,237       93,270
Federal Signal Corp. .................      2,591       39,228
Harsco Corp. .........................        796       62,056
IDEX Corp. ...........................      1,494       70,517
Illinois Tool Works, Inc. ............      3,290      156,275
Ingersoll-Rand Co., Ltd. (Class A)....      2,630      112,511
ITT Industries, Inc. .................      1,618       80,091
Joy Global, Inc. .....................      1,799       93,710
Lincoln Electric Holdings, Inc. ......        300       18,795
Oshkosh Truck Corp. ..................        500       23,760
PACCAR, Inc. .........................      1,404      115,662
Pall Corp. ...........................      2,049       57,372
Parker-Hannifin Corp. ................      1,098       85,205
Pentair, Inc. ........................      1,196       40,891
SPX Corp. ............................        703       39,333
The Manitowoc Co., Inc. ..............        400       17,800
The Timken Co. .......................      1,906       63,870
Watts Water Technologies, Inc. .......      1,440       48,312
                                                   -----------
                                                     1,926,938
                                                   -----------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
MEDIA -- 3.6%
Cablevision Systems Corp. (Class A)...      2,022  $    43,372
CBS Corp. ............................      4,966      134,330
Clear Channel Communications, Inc. ...      3,888      120,334
Comcast Corp. (Class A) (a)...........     14,742      482,653
Courier Corp. ........................      1,325       53,026
Discovery Holding Co. (Class A) (a)...      2,217       32,435
EchoStar Communications Corp. (Class
  A) (a)..............................      2,277       70,154
EW Scripps Co. .......................        600       25,884
Gannett Co., Inc. ....................      1,559       87,195
Getty Images, Inc. (a)................        570       36,201
Journal Communications, Inc. .........      2,649       29,775
Knology, Inc. (a).....................        100          930
Lamar Advertising Co. (a).............        895       48,205
Liberty Global, Inc. (Class A) (a)....      2,662       57,233
Liberty Global, Inc. (Ser. C) (a).....      2,595       53,379
Liberty Media Holding Corp. -- Capital
  (a).................................        928       77,739
Live Nation, Inc. (a).................        556       11,320
News Corp. (Class A)..................     15,978      306,458
NTL, Inc. ............................      1,963       48,879
Omnicom Group, Inc. ..................      1,338      119,202
R.H. Donnelley Corp. .................        120        6,488
Radio One, Inc. (Class A) (a).........      2,511       18,833
Sirius Satellite Radio, Inc. (a)......     10,158       48,250
The DIRECTV Group, Inc. (a)...........      7,325      120,862
The Interpublic Group of Cos., Inc.
  (a).................................      4,236       35,371
The McGraw-Hill Cos., Inc. ...........      2,798      140,544
The New York Times Co. (Class A)......        748       18,356
The Walt Disney Co. ..................     13,281      398,430
Time Warner, Inc. ....................     29,584      511,803
Tribune Co. ..........................      1,837       59,574
Univision Communications, Inc. (a)....      2,445       81,907
Viacom, Inc. (a)......................      4,966      177,981
XM Satellite Radio Holdings, Inc.
  (Class A) (a).......................      1,929       28,260
                                                   -----------
                                                     3,485,363
                                                   -----------
METALS & MINING -- 1.0%
Alcoa, Inc. ..........................      6,189      200,276
Empire Resources, Inc. ...............        400        5,288
Freeport-McMoRan Copper & Gold,
  Inc. ...............................      1,770       98,076
Glamis Gold, Ltd. (a).................        900       34,074
Newmont Mining Corp. .................      3,243      171,652
Nucor Corp. ..........................      2,658      144,196
Phelps Dodge Corp. ...................      1,652      135,728
Quanex Corp. .........................        300       12,921
Southern Copper Corp. ................        300       26,739
Steel Dynamics, Inc. .................        300       19,722
United States Steel Corp. ............      1,217       85,336
Worthington Industries, Inc. .........        500       10,475
                                                   -----------
                                                       944,483
                                                   -----------
MULTI-UTILITIES -- 1.1%
Ameren Corp. .........................      1,455       73,477
CMS Energy Corp. (a)..................      2,872       37,164
Consolidated Edison, Inc. ............        600       26,664
Dominion Resources, Inc. .............      2,164      161,845
DTE Energy Co. .......................        800       32,592

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
Duke Energy Corp. ....................      6,729  $   197,631
Energy East Corp. ....................      2,354       56,331
KeySpan Corp. ........................        600       24,240
NiSource, Inc. .......................      1,000       21,840
PG&E Corp. ...........................      3,138      123,261
PNM Resources, Inc. ..................        400        9,984
Public Service Enterprise Group,
  Inc. ...............................      1,560      103,147
Sempra Energy.........................      1,687       76,725
TECO Energy, Inc. ....................      3,329       49,735
Wisconsin Energy Corp. ...............        800       32,240
Xcel Energy, Inc. ....................      4,389       84,181
                                                   -----------
                                                     1,111,057
                                                   -----------
MULTILINE RETAIL -- 1.1%
Big Lots, Inc. (a)....................      2,542       43,417
Dillards, Inc. (Class A)..............        500       15,925
Dollar General Corp. .................      2,899       40,528
Dollar Tree Stores, Inc. (a)..........      1,617       42,851
Family Dollar Stores, Inc. ...........      1,747       42,679
Federated Department Stores, Inc. ....      4,110      150,426
J. C. Penney Co., Inc. ...............      1,957      132,117
Kohl's Corp. (a)......................      2,209      130,596
Nordstrom, Inc. ......................      1,963       71,650
Sears Holdings Corp. (a)..............        657      101,730
Target Corp. .........................      5,558      271,619
                                                   -----------
                                                     1,043,538
                                                   -----------
OFFICE ELECTRONICS -- 0.1%
Xerox Corp. (a).......................      7,539      104,868
Zebra Technologies Corp. (Class A)
  (a).................................        921       31,461
                                                   -----------
                                                       136,329
                                                   -----------
OIL, GAS & CONSUMABLE FUELS -- 7.7%
Anadarko Petroleum Corp. .............      3,398      162,051
Apache Corp. .........................      2,247      153,358
Arch Coal, Inc. ......................      1,458       61,775
Chesapeake Energy Corp. ..............      2,695       81,524
Chevron Corp. ........................     14,196      881,004
ConocoPhillips........................     10,164      666,047
CONSOL Energy, Inc. ..................      1,952       91,197
Cross Timbers Royalty Trust...........      1,141       51,334
Crosstex Energy LP....................      1,150       42,297
Denbury Resources, Inc. (a)...........      2,352       74,488
Devon Energy Corp. ...................      3,323      200,742
El Paso Corp. ........................      5,892       88,380
Encore Aquisition Co. (a).............        300        8,049
Energy Transfer Partners LP...........        400       17,860
Enterprise Products Partners LP.......      2,409       59,984
EOG Resources, Inc. ..................      1,862      129,111
Exxon Mobil Corp. ....................     40,613    2,491,608
Hess Corp. ...........................      1,608       84,983
Holly Corp. ..........................        400       19,280
Hugoton Royalty Trust.................        188        5,584
Kerr-McGee Corp. .....................      1,024       71,014
Kinder Morgan Energy Partners LP......        800       36,768
Kinder Morgan, Inc. ..................        800       79,912
Marathon Oil Corp. ...................      2,723      226,826
Massey Energy Co. ....................      1,045       37,620
Murphy Oil Corp. .....................      1,440       80,438
Newfield Exploration Co. (a)..........        714       34,943

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
Noble Energy, Inc. ...................      1,544  $    72,352
Occidental Petroleum Corp. ...........      2,589      265,502
ONEOK Partners LP.....................        300       14,805
Pacific Energy Partners LP............      1,657       53,985
Peabody Energy Corp. .................      1,462       81,506
Pioneer Natural Resources Co. ........      1,364       63,303
Plains Exploration & Production Co.
  (a).................................      1,242       50,351
Range Resources Corp. ................      2,222       60,416
Southwestern Energy Co. (a)...........        797       24,835
St. Mary Land & Exploration Co. ......      1,577       63,474
Sunoco, Inc. .........................      1,301       90,146
Tesoro Corp. .........................        829       61,644
The Williams Cos., Inc. ..............      4,776      111,567
Transmeridian Exploration, Inc. (a)...        100          570
Ultra Petroleum Corp. (a).............        907       53,758
Valero Energy Corp. ..................      4,532      301,469
XTO Energy, Inc. .....................      2,881      127,542
                                                   -----------
                                                     7,435,402
                                                   -----------
PAPER & FOREST PRODUCTS -- 0.3%
International Paper Co. ..............      3,679      118,831
MeadWestvaco Corp. ...................      2,401       67,060
Weyerhaeuser Co. .....................      1,671      104,020
                                                   -----------
                                                       289,911
                                                   -----------
PERSONAL PRODUCTS -- 0.2%
Avon Products, Inc. ..................      3,396      105,276
The Estee Lauder Cos., Inc. (Class
  A)..................................      1,368       52,900
                                                   -----------
                                                       158,176
                                                   -----------
PHARMACEUTICALS -- 5.2%
Abbott Laboratories...................     10,203      444,953
Allergan, Inc. .......................      1,066      114,339
Barr Pharmaceuticals, Inc. (a)........        921       43,923
Bristol-Myers Squibb Co. .............     13,011      336,464
Cortex Pharmaceuticals, Inc. (a)......      1,800        5,400
Eli Lilly & Co. ......................      6,477      357,984
Forest Laboratories, Inc. (a).........      2,884      111,582
Johnson & Johnson.....................     18,972    1,136,802
King Pharmaceuticals, Inc. (a)........      1,181       20,077
Merck & Co., Inc. ....................     14,298      520,876
Mylan Laboratories, Inc. .............      2,772       55,440
Pfizer, Inc. .........................     49,898    1,171,106
Repros Therapeutics Inc (a)...........        600        4,884
Schering-Plough Corp. ................     10,264      195,324
Sepracor, Inc. (a)....................        977       55,826
Watson Pharmaceuticals, Inc. (a)......      1,371       31,917
Wyeth.................................      9,051      401,955
                                                   -----------
                                                     5,008,852
                                                   -----------
REAL ESTATE INVESTMENT TRUSTS -- 2.5%
Agree Realty Corp. ...................      1,777       60,365
AMB Property Corp. ...................        600       30,330
American Financial Realty Trust.......      3,587       34,722
American Land Lease, Inc. ............      1,487       36,432
Annaly Mortgage Management, Inc. .....        900       11,529
Anthracite Capital, Inc. .............      4,551       55,340
Archstone-Smith Trust.................      2,252      114,559
Ashford Hospitality Trust, Inc. ......      4,012       50,631
Avalonbay Communities, Inc. ..........        200       22,124
Boston Properties, Inc. ..............        500       45,200

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
CentraCore Properties Trust...........      2,090  $    51,728
Corporate Office Properties Trust.....      2,038       85,759
Crescent Real Estate Equities Co. ....      2,007       37,250
Equity Office Properties Trust........      2,987      109,055
Equity Residential....................      2,262      101,179
Friedman, Billings, Ramsey Group,
  Inc. ...............................      2,561       28,094
General Growth Properties, Inc. ......      1,974       88,948
Glimcher Realty Trust.................      2,220       55,078
GMH Communities Trust.................      3,032       39,962
Health Care Property Investors,
  Inc. ...............................      1,000       26,740
Highland Hospitality Corp. ...........      4,019       56,588
HomeBanc Corp. .......................      4,148       32,935
Host Hotels & Resorts, Inc. ..........      4,986      109,044
Innkeepers USA Trust..................      3,321       57,387
Investors Real Estate Trust...........      5,439       49,114
Kimco Realty Corp. ...................        800       29,192
LaSalle Hotel Properties..............      1,682       77,877
Longview Fibre Co. ...................      1,866       35,622
National Health Realty, Inc. .........      2,744       51,999
National Retail Properties, Inc. .....      3,610       72,020
Nationwide Health Properties, Inc. ...        500       11,255
One Liberty Properties, Inc. .........      3,101       58,919
Pennsylvania Real Estate Investment
  Trust...............................      1,422       57,406
Plum Creek Timber Co., Inc. ..........      2,100       74,550
PMC Commercial Trust..................      4,144       52,712
Post Properties, Inc. ................        300       13,602
ProLogis..............................      1,576       82,141
Public Storage, Inc. .................        300       22,770
Ramco-Gershenson Properties Trust.....      2,049       55,180
Simon Property Group, Inc. ...........      1,529      126,815
Tanger Factory Outlet Centers,
  Inc. ...............................      2,155       69,757
Urstadt Biddle Properties (Class A)...      2,991       48,723
Vornado Realty Trust..................        300       29,265
Weingarten Realty Investors...........        600       22,968
                                                   -----------
                                                     2,382,866
                                                   -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
CB Richard Ellis Group, Inc. (Class A)
  (a).................................      2,793       69,546
Jones Lang LaSalle, Inc. .............        200       17,510
The St. Joe Co. ......................        737       34,300
                                                   -----------
                                                       121,356
                                                   -----------
ROAD & RAIL -- 0.9%
Burlington Northern Santa Fe Corp. ...      2,700      213,975
CSX Corp. ............................      1,926      135,667
J.B. Hunt Transport Services, Inc. ...      2,249       56,023
Kansas City Southern (a)..............        500       13,850
Laidlaw International, Inc. ..........      1,528       38,506
Landstar Systems, Inc. ...............      1,643       77,599
Norfolk Southern Corp. ...............      3,238      172,326
Union Pacific Corp. ..................      1,792      166,584
YRC Worldwide, Inc. (a)...............        781       32,888
                                                   -----------
                                                       907,418
                                                   -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.8%
Advanced Micro Devices, Inc. (a)......      3,315       80,952
Altera Corp. (a)......................      2,324       40,786
Anadigics, Inc. (a)...................      1,300        8,736

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
Analog Devices, Inc. .................      2,747  $    88,289
Applied Materials, Inc. ..............     11,826      192,527
AXT, Inc. (a).........................      4,300       13,932
Broadcom Corp. (Class A) (a)..........      3,198       96,100
Conexant Systems, Inc. (a)............      1,600        4,000
Freescale Semiconductor, Inc. (Class
  B) (a)..............................      3,505      103,047
Ibis Technology Corp. (a).............      1,600        5,200
Intel Corp. ..........................     41,213      780,986
International Rectifier Corp. (a).....        844       32,984
Intersil Corp. (Class A)..............      2,218       51,569
KLA-Tencor Corp. .....................      1,589       66,055
Lam Research Corp. (a)................      1,494       69,650
Linear Technology Corp. ..............      2,232       74,750
LSI Logic Corp. (a)...................      4,715       42,199
Marvell Technology Group, Ltd. (a)....        800       35,464
Maxim Integrated Products, Inc. ......      2,102       67,495
MEMC Electronic Materials, Inc. (a)...      2,113       79,238
Microchip Technology, Inc. ...........      1,848       62,000
Micron Technology, Inc. (a)...........      5,737       86,399
Microsemi Corp. (a)...................        500       12,190
National Semiconductor Corp. .........      2,981       71,097
Neomagic Corp. (a)....................      2,200        6,930
Novellus Systems, Inc. (a)............      1,707       42,163
NVIDIA Corp. (a)......................      3,060       65,147
Rambus, Inc. (a)......................        700       15,967
Teradyne, Inc. (a)....................      2,699       37,597
Texas Instruments, Inc. ..............     11,059      334,977
Xilinx, Inc. .........................      2,173       49,219
                                                   -----------
                                                     2,717,645
                                                   -----------
SOFTWARE -- 3.3%
Activision, Inc. (a)..................      2,999       34,129
Adobe Systems, Inc. (a)...............      4,992      151,557
Authentidate Holding Corp (a).........      4,200       11,130
Autodesk, Inc. (a)....................      1,949       67,162
BEA Systems, Inc. (a).................      5,162       67,571
BMC Software, Inc. (a)................      2,524       60,324
CA, Inc. .............................      3,719       76,425
Cadence Design Systems, Inc. (a)......      3,470       59,510
Citrix Systems, Inc. (a)..............      2,172       87,184
Compuware Corp. (a)...................      4,054       27,162
Electronic Arts, Inc. (a).............      2,174       93,569
Intuit, Inc. (a)......................      1,635       98,738
Jack Henry & Associates, Inc. ........        600       11,796
Kronos, Inc. (a)......................        200        7,242
McAfee, Inc. (a)......................      1,670       40,531
Microsoft Corp. ......................     61,615    1,435,629
Napster, Inc. (a).....................        200          616
NAVTEQ Corp. (a)......................      1,073       47,942
Novell, Inc. (a)......................      5,125       33,979
Oracle Corp. (a)......................     31,602      457,913
Parametric Technology Corp. (a).......      2,342       29,767
Red Hat, Inc. (a).....................      2,518       58,921
Smith Micro Software, Inc. (a)........        100        1,602
Symantec Corp. (a)....................      9,270      144,056
Synopsys, Inc. (a)....................      2,477       46,493
Versant Corp. (a).....................        300        2,010
                                                   -----------
                                                     3,152,958
                                                   -----------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
SPECIALTY RETAIL -- 2.4%
Abercrombie & Fitch Co. ..............        797  $    44,178
Advance Auto Parts, Inc. .............      1,132       32,715
American Eagle Outfitters, Inc. ......      1,327       45,171
AutoNation, Inc. (a)..................      2,371       50,834
AutoZone, Inc. (a)....................        561       49,480
Bed Bath & Beyond, Inc. (a)...........      2,354       78,082
Best Buy Co., Inc. ...................      2,965      162,601
Borders Group, Inc. ..................        500        9,230
Chico's FAS, Inc. (a).................      1,558       42,035
Circuit City Stores, Inc. ............      2,316       63,041
Claire's Stores, Inc. ................        600       15,306
Foot Locker, Inc. ....................      1,624       39,772
Guitar Center, Inc. (a)...............        200        8,894
Limited Brands........................      2,762       70,680
Lowe's Cos., Inc. ....................      4,739      287,515
Mens Wearhouse, Inc. .................        400       12,120
Michaels Stores, Inc. ................      1,304       53,777
O'Reilly Automotive, Inc. (a).........      1,575       49,124
Office Depot, Inc. (a)................      2,795      106,210
PETsMART, Inc. .......................      1,642       42,035
RadioShack Corp. .....................      1,606       22,484
Rent-A-Center, Inc. (a)...............        600       14,916
Ross Stores, Inc. ....................      1,580       44,319
Staples, Inc. ........................      5,801      141,080
The Gap, Inc. ........................      4,499       78,283
The Home Depot, Inc. .................     14,476      518,096
The TJX Cos., Inc. ...................      3,104       70,957
Tiffany & Co. ........................      1,493       49,299
Urban Outfitters, Inc. (a)............      1,409       24,643
Williams-Sonoma, Inc. ................      1,095       37,285
Zale Corp. (a)........................        400        9,636
                                                   -----------
                                                     2,273,798
                                                   -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
Coach, Inc. (a).......................      3,067       91,703
Jones Apparel Group, Inc. ............      1,678       53,344
Liz Claiborne, Inc. ..................      1,407       52,144
NIKE, Inc. (Class B)..................      1,304      105,624
Quiksilver, Inc. (a)..................      2,428       29,573
Wolverine World Wide, Inc. ...........      1,916       44,700
                                                   -----------
                                                       377,088
                                                   -----------
THRIFTS & MORTGAGE FINANCE -- 1.9%
Astoria Financial Corp. ..............        700       21,315
Berkshire Hills Bancorp, Inc. ........      1,261       44,740
Countrywide Financial Corp. ..........      3,972      151,254
ESB Financial Corp. ..................      2,299       26,577
Fannie Mae............................      6,397      307,696
Freddie Mac...........................      4,511      257,172
Golden West Financial Corp. ..........      1,922      142,612
Horizon Financial Corp. ..............      1,211       33,218
KNBT Bancorp, Inc. ...................      1,580       26,102
MASSBANK Corp. .......................      1,831       59,965
MGIC Investment Corp. ................        973       63,245
NewAlliance Bancshares, Inc. .........      4,194       60,016
OceanFirst Financial Corp. ...........      2,265       50,328
People's Bank.........................      2,238       73,518
Radian Group, Inc. ...................      1,147       70,862
Sound Federal Bancorp, Inc. ..........      2,898       60,250

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
Sovereign Bancorp, Inc. ..............      3,636  $    73,850
TrustCo Bank Corp. NY.................      4,566       50,317
Washington Mutual, Inc. ..............      6,328      288,430
                                                   -----------
                                                     1,861,467
                                                   -----------
TOBACCO -- 1.2%
Altria Group, Inc. ...................     13,186      968,248
Reynolds American, Inc. ..............        735       84,746
UST, Inc. ............................      1,501       67,830
                                                   -----------
                                                     1,120,824
                                                   -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
Fastenal Co. .........................      1,717       69,178
Kaman Corp. (Class A).................      2,321       42,242
W.W. Grainger, Inc. ..................        300       22,569
                                                   -----------
                                                       133,989
                                                   -----------
WATER UTILITIES -- 0.1%
Aqua America, Inc. ...................        900       20,511
Connecticut Water Service, Inc. ......      2,111       49,440
Middlesex Water Co. ..................      2,822       53,392
                                                   -----------
                                                       123,343
                                                   -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.9%
ALLTEL Corp. .........................      2,219      141,639
American Tower Corp. (a)..............      2,634       81,970

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
Crown Castle International Corp.
  (a).................................      2,659  $    91,842
First Avenue Networks, Inc. (a).......        600        6,528
Leap Wireless International, Inc.
  (a).................................        300       14,235
NII Holdings, Inc. (a)................      1,288       72,617
SBA Communications Corp. (a)..........        600       15,684
Sprint Nextel Corp. ..................     17,954      358,900
Telephone & Data Systems, Inc. .......      1,167       48,314
                                                   -----------
                                                       831,729
                                                   -----------
TOTAL COMMON STOCKS -- (Cost
  $86,239,152)........................              96,134,393
                                                   -----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (Cost $168,595)................    168,595      168,595
                                                   -----------
TOTAL INVESTMENTS -- 99.9% (Cost
  $86,407,747)........................              96,302,988
OTHER ASSETS AND
  LIABILITIES -- 0.1%.................                 113,383
                                                   -----------
NET ASSETS -- 100.0%..................             $96,416,371
                                                   ===========

(a) Non-income producing security
(b) Affiliate Issuer. (Note 3)
(c) Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                        SHARES    VALUE
--------------------                        ------    -----
COMMON STOCKS -- 99.6%
AEROSPACE & DEFENSE -- 2.2%
Alliant Techsystems, Inc. (a)...........        18  $    1,374
Boeing Co. .............................       331      27,112
General Dynamics Corp. .................       156      10,212
Goodrich Corp. .........................        53       2,135
Honeywell International, Inc. ..........       347      13,984
L-3 Communications Holdings, Inc. ......        57       4,299
Lockheed Martin Corp. ..................       162      11,622
Northrop Grumman Corp. .................       154       9,865
Precision Castparts Corp. ..............        57       3,406
Raytheon Co. ...........................       208       9,271
Rockwell Collins, Inc. .................        80       4,470
United Technologies Corp. ..............       433      27,461
                                                    ----------
                                                       125,211
                                                    ----------
AIR FREIGHT & LOGISTICS -- 0.8%
C.H. Robinson Worldwide, Inc. ..........        75       3,997
Expeditors International Washington,
  Inc. .................................       100       5,601
FedEx Corp. ............................       130      15,192
United Parcel Service, Inc. (Class B)...       288      23,711
                                                    ----------
                                                        48,501
                                                    ----------
AIRLINES -- 0.2%
AMR Corp. (a)...........................        80       2,034
Southwest Airlines Co. .................       374       6,122
UAL Corp. (a)...........................        40       1,241
                                                    ----------
                                                         9,397
                                                    ----------
AUTO COMPONENTS -- 0.2%
BorgWarner, Inc. .......................        26       1,693
Gentex Corp. ...........................        72       1,008
Johnson Controls, Inc. .................        88       7,235
                                                    ----------
                                                         9,936
                                                    ----------
AUTOMOBILES -- 0.3%
Ford Motor Co. .........................       863       5,981
General Motors Corp. ...................       191       5,690
Harley-Davidson, Inc. ..................       123       6,751
                                                    ----------
                                                        18,422
                                                    ----------
BEVERAGES -- 2.0%
Anheuser-Busch Cos., Inc. ..............       336      15,318
Brown-Forman Corp. .....................        29       2,072
Coca-Cola Enterprises, Inc. ............       114       2,322
Constellation Brands, Inc. (Class A)
  (a)...................................        90       2,250
Molson Coors Brewing Co. ...............        32       2,172
PepsiCo, Inc. ..........................       762      45,751
The Coca-Cola Co. ......................     1,004      43,192
The Pepsi Bottling Group, Inc. .........        82       2,637
                                                    ----------
                                                       115,714
                                                    ----------
BIOTECHNOLOGY -- 1.7%
Amgen, Inc. (a).........................       548      35,746
Amylin Pharmaceuticals, Inc. (a)........        52       2,567
Biogen Idec, Inc. (a)...................       153       7,088
Celgene Corp. (a).......................       160       7,589
Cephalon, Inc. (a)......................        26       1,563
Genentech, Inc. (a).....................       211      17,260
Genzyme Corp. (a).......................       120       7,326
Gilead Sciences, Inc. (a)...............       215      12,719

SECURITY DESCRIPTION                        SHARES    VALUE
--------------------                        ------    -----
ImClone Systems, Inc. (a)...............        27  $    1,043
MedImmune, Inc. (a).....................       111       3,008
Millennium Pharmaceuticals, Inc. (a)....       142       1,416
Vertex Pharmaceuticals, Inc. (a)........        50       1,836
                                                    ----------
                                                        99,161
                                                    ----------
BUILDING PRODUCTS -- 0.2%
American Standard Cos., Inc. ...........        84       3,635
Masco Corp. ............................       202       5,987
                                                    ----------
                                                         9,622
                                                    ----------
CAPITAL MARKETS -- 3.2%
A.G. Edwards, Inc. .....................        36       1,992
AllianceBernstein Holding LP............        13         795
Ameriprise Financial, Inc. .............       102       4,556
BlackRock, Inc. ........................         6         835
E*TRADE Financial Corp. (a).............       194       4,427
Eaton Vance Corp. ......................        65       1,622
Federated Investors, Inc. ..............        44       1,386
Franklin Resources, Inc. ...............        82       7,118
Goldman Sachs Group, Inc. ..............       171      25,724
Janus Capital Group, Inc. ..............       101       1,808
Legg Mason, Inc. .......................        59       5,872
Lehman Brothers Holdings, Inc. .........       248      16,157
Mellon Financial Corp. .................       199       6,852
Merrill Lynch & Co., Inc. ..............       426      29,633
Morgan Stanley..........................       459      29,013
Northern Trust Corp. ...................        90       4,977
SEI Investments Co. ....................        32       1,564
State Street Corp. (b)..................       157       9,120
T. Rowe Price Group, Inc. ..............       120       4,537
TD Ameritrade Holding Corp. ............       145       2,148
The Bank of New York Co., Inc. .........       355      11,431
The Bear Stearns Cos., Inc. ............        50       7,004
The Charles Schwab Corp. ...............       485       7,750
                                                    ----------
                                                       186,321
                                                    ----------
CHEMICALS -- 1.5%
Air Products & Chemicals, Inc. .........       101       6,456
Ashland, Inc. ..........................        34       2,268
E. I. du Pont de Nemours & Co. .........       427      17,763
Eastman Chemical Co. ...................        33       1,782
Ecolab, Inc. ...........................        86       3,490
Huntsman Corp. (a)......................        42         727
International Flavors & Fragrances,
  Inc. .................................        40       1,409
Lubrizol Corp. .........................        29       1,156
Lyondell Chemical Co. ..................       104       2,357
Monsanto Co. ...........................       126      10,608
PPG Industries, Inc. ...................        80       5,280
Praxair, Inc. ..........................       150       8,100
Rohm & Haas Co. ........................        66       3,308
Sigma-Aldrich Corp. ....................        31       2,252
The Dow Chemical Co. ...................       448      17,485
The Mosaic Co. (a)......................        58         908
                                                    ----------
                                                        85,349
                                                    ----------
COMMERCIAL BANKS -- 4.2%
AmSouth Bancorp.........................       162       4,285
Associated Bancorp......................        50       1,577
Bank of Hawaii Corp. ...................        24       1,190
BB&T Corp. .............................       252      10,481

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                        SHARES    VALUE
--------------------                        ------    -----
City National Corp. ....................        23  $    1,497
Colonial BancGroup, Inc. ...............        67       1,721
Comerica, Inc. .........................        81       4,211
Commerce Bancorp, Inc. .................        85       3,032
Commerce Bancshares, Inc. ..............        39       1,952
Compass Bancshares, Inc. ...............        60       3,336
Fifth Third Bancorp.....................       213       7,870
First Horizon National Corp. ...........        53       2,131
Fulton Financial Corp. .................        69       1,098
Huntington Bancshares, Inc. ............       109       2,570
Keycorp.................................       188       6,708
M&T Bank Corp. .........................        38       4,481
Marshall & Ilsley Corp. ................       101       4,620
Mercantile Bankshares Corp. ............        55       1,962
National City Corp. ....................       265       9,590
North Fork Bancorp, Inc. ...............       193       5,823
PNC Financial Services Group............       137       9,613
Popular, Inc. ..........................       109       2,093
Regions Financial Corp. ................       209       6,922
Sky Financial Group, Inc. ..............        50       1,181
SunTrust Banks, Inc. ...................       163      12,430
Synovus Financial Corp. ................       115       3,080
TCF Financial Corp. ....................        60       1,587
TD Banknorth, Inc. .....................        51       1,502
U.S. Bancorp............................       827      25,538
UnionBanCal Corp. ......................        26       1,679
Valley National Bancorp.................        55       1,414
Wachovia Corp. .........................       747      40,398
Wells Fargo & Co. ......................       767      51,450
Zions Bancorp...........................        49       3,819
                                                    ----------
                                                       242,841
                                                    ----------
COMMERCIAL SERVICES & SUPPLIES -- 0.8%
Aramark Corp. ..........................        51       1,689
Avery Dennison Corp. ...................        41       2,380
Cendant Corp. ..........................       459       7,477
ChoicePoint, Inc. (a)...................        37       1,545
Cintas Corp. ...........................        67       2,664
Dun & Bradstreet Corp. (a)..............        32       2,230
Equifax, Inc. ..........................        62       2,129
Manpower, Inc. .........................        45       2,907
Monster Worldwide, Inc. (a).............        50       2,133
Pitney Bowes, Inc. .....................       106       4,378
R.R. Donnelley & Sons Co. ..............       100       3,195
Republic Services, Inc. ................        56       2,259
Robert Half International, Inc. ........        80       3,360
The Corporate Executive Board Co. ......        19       1,904
Waste Management, Inc. .................       253       9,078
                                                    ----------
                                                        49,328
                                                    ----------
COMMUNICATIONS EQUIPMENT -- 2.5%
Avaya, Inc. (a).........................       193       2,204
Cisco Systems, Inc. (a).................     2,821      55,094
Comverse Technology, Inc. (a)...........        94       1,858
Corning, Inc. (a).......................       719      17,393
Harris Corp. ...........................        62       2,574
JDS Uniphase Corp. (a)..................       690       1,746
Juniper Networks, Inc. (a)..............       249       3,981
Lucent Technologies, Inc. (a)...........     2,066       5,000
Motorola, Inc. .........................     1,143      23,031

SECURITY DESCRIPTION                        SHARES    VALUE
--------------------                        ------    -----
QUALCOMM, Inc. .........................       779  $   31,214
Tellabs, Inc. (a).......................       202       2,689
                                                    ----------
                                                       146,784
                                                    ----------
COMPUTERS & PERIPHERALS -- 3.2%
Apple Computer, Inc. (a)................       394      22,505
Dell, Inc. (a)..........................       921      22,482
Diebold, Inc. ..........................        31       1,259
EMC Corp. (a)...........................     1,122      12,308
Hewlett-Packard Co. ....................     1,296      41,057
International Business Machines
  Corp. ................................       711      54,619
Lexmark International, Inc. (a).........        48       2,680
NCR Corp. (a)...........................        86       3,151
Network Appliance, Inc. (a).............       165       5,825
QLogic Corp. (a)........................        89       1,534
SanDisk Corp. (a).......................        90       4,588
Seagate Technology (a)..................       245       5,547
Sun Microsystems, Inc. (a)..............     1,552       6,441
Western Digital Corp. (a)...............       101       2,001
                                                    ----------
                                                       185,997
                                                    ----------
CONSTRUCTION & ENGINEERING -- 0.1%
Fluor Corp. ............................        40       3,717
Jacobs Engineering Group, Inc. (a)......        26       2,071
                                                    ----------
                                                         5,788
                                                    ----------
CONSTRUCTION MATERIALS -- 0.1%
Martin Marietta Materials, Inc. ........        22       2,005
Vulcan Materials Co. ...................        42       3,276
                                                    ----------
                                                         5,281
                                                    ----------
CONSUMER FINANCE -- 0.9%
American Express Co. ...................       513      27,302
AmeriCredit Corp. (a)...................        80       2,234
Capital One Financial Corp. ............       139      11,878
SLM Corp. ..............................       194      10,266
Student Loan Corp. .....................         2         404
                                                    ----------
                                                        52,084
                                                    ----------
CONTAINERS & PACKAGING -- 0.2%
Ball Corp. .............................        51       1,889
Bemis Co., Inc. ........................        53       1,623
Crown Holdings, Inc. (a)................        73       1,136
Owens-Illinois, Inc. (a)................        64       1,073
Pactiv Corp. (a)........................        76       1,881
Sealed Air Corp. .......................        38       1,979
Smurfit-Stone Container Corp. (a).......       113       1,236
Sonoco Products Co. ....................        46       1,456
Temple-Inland, Inc. ....................        49       2,101
                                                    ----------
                                                        14,374
                                                    ----------
DISTRIBUTORS -- 0.1%
Genuine Parts Co. ......................        77       3,208
                                                    ----------
DIVERSIFIED CONSUMER SERVICES -- 0.2%
Apollo Group, Inc. (a)..................        76       3,927
Career Education Corp. (a)..............        51       1,524
H&R Block, Inc. ........................       145       3,460
The Service Master Co. .................       131       1,353
Weight Watchers International, Inc. ....        21         859
                                                    ----------
                                                        11,123
                                                    ----------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                        SHARES    VALUE
--------------------                        ------    -----
DIVERSIFIED FINANCIAL SERVICES -- 5.2%
Bank of America Corp. ..................     2,093  $  100,673
Cbot Holdings, Inc. (a).................         9       1,076
Chicago Mercantile Exchange Holdings,
  Inc. .................................        15       7,367
CIT Group, Inc. ........................        92       4,811
Citigroup, Inc. ........................     2,280     109,987
JPMorgan Chase & Co. ...................     1,594      66,948
Leucadia National Corp. ................        76       2,218
Moody's Corp. ..........................       121       6,590
NYSE Group, Inc. (a)....................        24       1,644
                                                    ----------
                                                       301,314
                                                    ----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.4%
AT&T, Inc. .............................     1,801      50,230
BellSouth Corp. ........................       851      30,806
CenturyTel, Inc. .......................        58       2,155
Citizens Communications Co. ............       151       1,971
Embarq Corp. (a)........................        66       2,705
Qwest Communications International, Inc.
  (a)...................................       716       5,792
Verizon Communications, Inc. ...........     1,361      45,580
                                                    ----------
                                                       139,239
                                                    ----------
ELECTRIC UTILITIES -- 1.4%
Allegheny Energy, Inc. (a)..............        71       2,632
American Electric Power Co., Inc. ......       182       6,233
DPL, Inc. ..............................        53       1,420
Edison International....................       138       5,382
Entergy Corp. ..........................       101       7,146
Exelon Corp. ...........................       312      17,731
FirstEnergy Corp. ......................       149       8,077
FPL Group, Inc. ........................       173       7,159
Northeast Utilities.....................        71       1,468
Pepco Holdings, Inc. ...................        83       1,957
Pinnacle West Capital Corp. ............        41       1,636
PPL Corp. ..............................       173       5,588
Progress Energy, Inc. ..................       111       4,759
Reliant Energy, Inc. (a)................       138       1,653
The Southern Co. .......................       339      10,865
                                                    ----------
                                                        83,706
                                                    ----------
ELECTRICAL EQUIPMENT -- 0.5%
American Power Conversion Corp. ........        89       1,734
AMETEK, Inc. ...........................        32       1,516
Cooper Industries, Ltd. ................        42       3,903
Emerson Electric Co. ...................       188      15,756
Hubbell, Inc. (Class B).................        26       1,239
Rockwell Automation, Inc. ..............        79       5,689
Roper Industries, Inc. .................        40       1,870
                                                    ----------
                                                        31,707
                                                    ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.3%
Agilent Technologies, Inc. (a)..........       201       6,344
Amphenol Corp. (Class A)................        40       2,238
Arrow Electronics, Inc. (a).............        51       1,642
CDW Corp. ..............................        33       1,803
Ingram Micro, Inc. (Class A) (a)........        66       1,197
Jabil Circuit, Inc. ....................        82       2,099

SECURITY DESCRIPTION                        SHARES    VALUE
--------------------                        ------    -----
Molex, Inc. ............................        60  $    2,014
Solectron Corp. (a).....................       484       1,655
Symbol Technologies, Inc. ..............       112       1,209
                                                    ----------
                                                        20,201
                                                    ----------
ENERGY EQUIPMENT & SERVICES -- 2.3%
Baker Hughes, Inc. .....................       159      13,014
BJ Services Co. ........................       145       5,403
Cameron International Corp. (a).........        52       2,484
Diamond Offshore Drilling, Inc. ........        28       2,350
ENSCO International, Inc. ..............        70       3,221
GlobalSantaFe Corp. ....................       113       6,526
Grant Prideco, Inc. (a).................        61       2,730
Halliburton Co. ........................       238      17,662
Nabors Industries, Ltd. (a).............       141       4,764
National-Oilwell Varco, Inc. (a)........        80       5,066
Noble Corp. ............................        64       4,763
Patterson-UTI Energy, Inc. .............        70       1,982
Pride International, Inc. (a)...........        69       2,155
Rowan Cos., Inc. .......................        50       1,779
Schlumberger, Ltd. .....................       548      35,680
Smith International, Inc. ..............        98       4,358
Transocean, Inc. (a)....................       152      12,209
Weatherford International, Ltd. (a).....       162       8,038
                                                    ----------
                                                       134,184
                                                    ----------
FOOD & STAPLES RETAILING -- 2.3%
Costco Wholesale Corp. .................       219      12,511
CVS Corp. ..............................       368      11,298
Safeway, Inc. ..........................       203       5,278
SUPERVALU, Inc. ........................        98       3,009
Sysco Corp. ............................       303       9,260
The Kroger Co. .........................       333       7,279
Wal-Mart Stores, Inc. ..................     1,185      57,081
Walgreen Co. ...........................       472      21,164
Whole Foods Market, Inc. ...............        65       4,202
                                                    ----------
                                                       131,082
                                                    ----------
FOOD PRODUCTS -- 1.2%
Archer-Daniels-Midland Co. .............       273      11,270
Bunge, Ltd. ............................        52       2,613
Campbell Soup Co. ......................       118       4,379
ConAgra Foods, Inc. ....................       250       5,528
Dean Foods Co. (a)......................        77       2,864
General Mills, Inc. ....................       164       8,472
H.J. Heinz Co. .........................       147       6,059
Hormel Foods Corp. .....................        34       1,263
Kellogg Co. ............................       113       5,473
Kraft Foods, Inc. ......................       118       3,646
McCormick & Co., Inc. ..................        66       2,214
Sara Lee Corp. .........................       361       5,783
Smithfield Foods, Inc. (a)..............        34         980
The Hershey Co. ........................        80       4,406
Tyson Foods, Inc. (Class A).............       105       1,560
Wm. Wrigley Jr., Co. ...................       106       4,808
                                                    ----------
                                                        71,318
                                                    ----------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                        SHARES    VALUE
--------------------                        ------    -----
GAS UTILITIES -- 0.1%
Equitable Resources, Inc. ..............        54  $    1,809
ONEOK, Inc. ............................        47       1,600
Questar Corp. ..........................        37       2,978
                                                    ----------
                                                         6,387
                                                    ----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.6%
Bausch & Lomb, Inc. ....................        24       1,177
Baxter International, Inc. .............       306      11,249
Beckman Coulter, Inc. ..................        28       1,555
Becton, Dickinson & Co. ................       110       6,724
Biomet, Inc. ...........................       108       3,379
Boston Scientific Corp. (a).............       631      10,626
C.R. Bard, Inc. ........................        48       3,517
Cytyc Corp. (a).........................        52       1,319
Dade Behring Holdings, Inc. ............        42       1,749
Dentsply International, Inc. ...........        32       1,939
Hillenbrand Industries, Inc. ...........        23       1,116
Hospira, Inc. (a).......................        69       2,963
Kinetic Concepts, Inc. (a)..............        24       1,060
Medtronic, Inc. ........................       562      26,369
St. Jude Medical, Inc. (a)..............       170       5,511
Stryker Corp. ..........................       125       5,264
Varian Medical Systems, Inc. (a)........        67       3,172
Zimmer Holdings, Inc. (a)...............       114       6,466
                                                    ----------
                                                        95,155
                                                    ----------
HEALTH CARE PROVIDERS & SERVICES -- 2.7%
Aetna, Inc. ............................       262      10,462
AmerisourceBergen Corp. ................        96       4,024
Cardinal Health, Inc. ..................       192      12,351
Caremark Rx, Inc. ......................       213      10,622
CIGNA Corp. ............................        55       5,418
Community Health Systems, Inc. (a)......        40       1,470
Coventry Health Care, Inc. (a)..........        71       3,901
DaVita, Inc. (a)........................        46       2,286
Express Scripts, Inc. (Class A) (a).....        58       4,161
HCA, Inc. ..............................       180       7,767
Health Management Associates, Inc. .....        97       1,912
Health Net, Inc. (a)....................        49       2,213
Henry Schein, Inc. (a)..................        40       1,869
Humana, Inc. (a)........................        74       3,974
Laboratory Corp. of America Holdings
  (a)...................................        62       3,858
Lincare Holdings, Inc. (a)..............        46       1,741
Manor Care, Inc. .......................        46       2,158
McKesson Corp. .........................       134       6,336
Medco Health Solutions, Inc. (a)........       137       7,847
Omnicare, Inc. .........................        56       2,656
Patterson Cos., Inc. (a)................        54       1,886
Quest Diagnostics, Inc. ................        72       4,314
Tenet Healthcare Corp. (a)..............       213       1,487
Triad Hospitals, Inc. (a)...............        40       1,583
UnitedHealth Group, Inc. ...............       619      27,719
Universal Health Services, Inc. (Class
  B)....................................        29       1,458
WellPoint, Inc. (a).....................       296      21,540
                                                    ----------
                                                       157,013
                                                    ----------
HEALTH CARE TECHNOLOGY -- 0.0% (C)
IMS Health, Inc. .......................       108       2,900
                                                    ----------

SECURITY DESCRIPTION                        SHARES    VALUE
--------------------                        ------    -----
HOTELS, RESTAURANTS & LEISURE -- 1.7%
Boyd Gaming Corp. ......................        22  $      888
Brinker International, Inc. ............        40       1,452
Carnival Corp. .........................       193       8,056
Darden Restaurants, Inc. ...............        74       2,916
GTECH Holdings Corp. ...................        48       1,669
Harrah's Entertainment, Inc. ...........        81       5,766
Hilton Hotels Corp. ....................       163       4,610
International Game Technology...........       161       6,108
International Speedway Corp. (Class
  A)....................................        16         742
Las Vegas Sands Corp. (a)...............        48       3,737
Marriott International, Inc. (Class
  A)....................................       176       6,709
McDonald's Corp. .......................       578      19,421
MGM Mirage, Inc. (a)....................        56       2,285
OSI Restaurant Partners, Inc. ..........        37       1,280
Penn National Gaming, Inc. (a)..........        28       1,086
Royal Caribbean Cruises, Ltd. ..........        57       2,180
Starbucks Corp. (a).....................       353      13,329
Starwood Hotels & Resorts Worldwide,
  Inc. .................................        97       5,853
Station Casinos, Inc. ..................        19       1,293
Wendy's International, Inc. ............        49       2,856
Wynn Resorts, Ltd. (a)..................        32       2,346
Yum! Brands, Inc. ......................       137       6,887
                                                    ----------
                                                       101,469
                                                    ----------
HOUSEHOLD DURABLES -- 0.7%
Black & Decker Corp. ...................        38       3,209
Centex Corp. ...........................        52       2,616
D.R. Horton, Inc. ......................       126       3,001
Fortune Brands, Inc. ...................        68       4,829
Garmin, Ltd. ...........................        26       2,741
Harman International Industries,
  Inc. .................................        33       2,817
Hovnanian Enterprises, Inc. (a).........        16         481
KB HOME.................................        36       1,651
Leggett & Platt, Inc. ..................        88       2,198
Lennar Corp. (Class A)..................        62       2,751
Mohawk Industries, Inc. (a).............        21       1,477
Newell Rubbermaid, Inc. ................       123       3,177
NVR, Inc. (a)...........................         2         983
Pulte Homes, Inc. ......................        95       2,735
Ryland Group, Inc. .....................        22         959
The Stanley Works.......................        40       1,889
Toll Brothers, Inc. (a).................        54       1,381
Whirlpool Corp. ........................        36       2,975
                                                    ----------
                                                        41,870
                                                    ----------
HOUSEHOLD PRODUCTS -- 2.0%
Colgate-Palmolive Co. ..................       245      14,676
Energizer Holdings, Inc. (a)............        35       2,050
Kimberly-Clark Corp. ...................       212      13,080
Procter & Gamble Co. ...................     1,509      83,900
The Clorox Co. .........................        72       4,390
                                                    ----------
                                                       118,096
                                                    ----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.5%
Constellation Energy Group, Inc. .......        77       4,198
Mirant Corp. (a)........................       135       3,618
NRG Energy, Inc. (a)....................        44       2,120

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                        SHARES    VALUE
--------------------                        ------    -----
The AES Corp. (a).......................       289  $    5,332
TXU Corp. ..............................       212      12,676
                                                    ----------
                                                        27,944
                                                    ----------
INDUSTRIAL CONGLOMERATES -- 3.7%
3M Co. .................................       318      25,685
General Electric Co. ...................     4,770     157,219
Textron, Inc. ..........................        52       4,793
Tyco International, Ltd. ...............       940      25,850
                                                    ----------
                                                       213,547
                                                    ----------
INSURANCE -- 4.5%
ACE, Ltd. ..............................       151       7,639
AFLAC, Inc. ............................       229      10,614
Ambac Financial Group, Inc. ............        53       4,298
American International Group, Inc. .....     1,046      61,766
Aon Corp. ..............................       131       4,561
Arthur J. Gallagher & Co. ..............        39         988
Assurant, Inc. .........................        54       2,614
Axis Capital Holdings, Ltd. ............        65       1,860
Brown & Brown, Inc. ....................        52       1,519
Chubb Corp. ............................       193       9,631
Cincinnati Financial Corp. .............        67       3,150
CNA Financial Corp. (a).................        16         527
Conseco, Inc. (a).......................        70       1,617
Everest Re Group, Ltd. .................        30       2,597
Fidelity National Financial, Inc. ......        80       3,116
Fidelity National Title Group, Inc. ....         9         177
First American Corp. ...................        38       1,606
Genworth Financial, Inc. (Class A)......       208       7,247
Lincoln National Corp. .................       129       7,281
Loews Corp. ............................       219       7,764
Markel Corp. (a)........................         4       1,388
Marsh & McLennan Cos., Inc. ............       255       6,857
MBIA, Inc. .............................        62       3,630
MetLife, Inc. ..........................       215      11,010
Nationwide Financial Services, Inc.
  (Class A).............................        26       1,146
Old Republic International Corp. .......        96       2,051
Principal Financial Group, Inc. ........       129       7,179
Protective Life Corp. ..................        30       1,399
Prudential Financial, Inc. .............       230      17,871
SAFECO Corp. ...........................        58       3,268
The Allstate Corp. .....................       297      16,255
The Hartford Financial Services Group,
  Inc. .................................       140      11,844
The Progressive Corp. ..................       343       8,819
The St. Paul Travelers Cos., Inc. ......       322      14,355
Torchmark Corp. ........................        50       3,036
Unitrin, Inc. ..........................        20         872
UnumProvident Corp. ....................       135       2,448
White Mountains Insurance Group,
  Ltd. .................................         4       1,948
WR Berkley Corp. .......................        73       2,491
XL Capital, Ltd. (Class A)..............        80       4,904
                                                    ----------
                                                       263,343
                                                    ----------
INTERNET & CATALOG RETAIL -- 0.3%
Amazon.com, Inc. (a)....................       135       5,222
Expedia, Inc. (a).......................       149       2,230

SECURITY DESCRIPTION                        SHARES    VALUE
--------------------                        ------    -----
IAC/InterActiveCorp (a).................       114  $    3,020
Liberty Media Holding
  Corp. - Interactive (a)...............       354       6,110
                                                    ----------
                                                        16,582
                                                    ----------
INTERNET SOFTWARE & SERVICES -- 1.3%
eBay, Inc. (a)..........................       484      14,177
Google, Inc. (a)........................        95      39,836
VeriSign, Inc. (a)......................       118       2,734
Yahoo!, Inc. (a)........................       618      20,394
                                                    ----------
                                                        77,141
                                                    ----------
IT SERVICES -- 1.3%
Accenture, Ltd. (Class A)...............       264       7,476
Affiliated Computer Services, Inc.
  (a)...................................        56       2,890
Automatic Data Processing, Inc. ........       268      12,154
Ceridian Corp. (a)......................        68       1,662
Checkfree Corp. (a).....................        35       1,735
Cognizant Technology Solutions Corp.
  (a)...................................        65       4,379
Computer Sciences Corp. (a).............        86       4,166
DST Systems, Inc. (a)...................        25       1,487
Electronic Data Systems Corp. ..........       242       5,823
Fidelity National Information Services,
  Inc. .................................        43       1,522
First Data Corp. .......................       350      15,764
Fiserv, Inc. (a)........................        90       4,082
Global Payments, Inc. ..................        46       2,233
Iron Mountain, Inc. (a).................        56       2,093
Mastercard, Inc. (a)....................        29       1,392
Paychex, Inc. ..........................       156       6,081
Sabre Holdings Corp. (Class A)..........        70       1,540
Total System Services, Inc. ............        18         347
                                                    ----------
                                                        76,826
                                                    ----------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
Brunswick Corp. ........................        44       1,463
Eastman Kodak Co. ......................       132       3,139
Hasbro, Inc. ...........................        69       1,250
Mattel, Inc. ...........................       208       3,434
                                                    ----------
                                                         9,286
                                                    ----------
LIFE SCIENCES TOOLS & SERVICES -- 0.4%
Applera Corp. -- Applied Biosystems
  Group.................................       101       3,267
Charles River Laboratories
  International, Inc. (a)...............        34       1,251
Covance, Inc. (a).......................        25       1,530
Fisher Scientific International, Inc.
  (a)...................................        58       4,237
Invitrogen Corp. (a)....................        24       1,586
Millipore Corp. (a).....................        19       1,197
PerkinElmer, Inc. ......................        56       1,170
Pharmaceutical Product Development,
  Inc. .................................        48       1,686
Thermo Electron Corp. (a)...............        74       2,682
Waters Corp. (a)........................        57       2,531
                                                    ----------
                                                        21,137
                                                    ----------
MACHINERY -- 1.7%
Caterpillar, Inc. ......................       308      22,940
Cummins, Inc. ..........................        18       2,200
Danaher Corp. ..........................       115       7,397
Deere & Co. ............................       108       9,017
Donaldson Co., Inc. ....................        34       1,152
Dover Corp. ............................        94       4,646
Eaton Corp. ............................        73       5,504

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                        SHARES    VALUE
--------------------                        ------    -----
Graco, Inc. ............................        32  $    1,471
Illinois Tool Works, Inc. ..............       232      11,020
Ingersoll-Rand Co., Ltd. (Class A)......       159       6,802
ITT Industries, Inc. ...................        81       4,009
Joy Global, Inc. .......................        51       2,657
Oshkosh Truck Corp. ....................        34       1,616
PACCAR, Inc. ...........................        83       6,837
Pall Corp. .............................        58       1,624
Parker-Hannifin Corp. ..................        56       4,346
Pentair, Inc. ..........................        43       1,470
SPX Corp. ..............................        27       1,511
                                                    ----------
                                                        96,219
                                                    ----------
MEDIA -- 3.7%
Cablevision Systems Corp. (Class A).....       121       2,595
CBS Corp. ..............................       314       8,494
Clear Channel Communications, Inc. .....       214       6,623
Clear Channel Outdoor Holdings, Inc.
  (a)...................................        16         335
Comcast Corp. (Class A) (a).............       925      30,284
Discovery Holding Co. (Class A) (a).....       127       1,858
EchoStar Communications Corp. (Class A)
  (a)...................................       103       3,173
EW Scripps Co. .........................        38       1,639
Gannett Co., Inc. ......................       111       6,208
Getty Images, Inc. (a)..................        22       1,397
Lamar Advertising Co. (a)...............        35       1,885
Liberty Global, Inc. (Class A) (a)......       211       4,537
Liberty Media Holding Corp. -- Capital
  (a)...................................        64       5,361
McClatchy Co. (Class A).................        16         637
Meredith Corp. .........................        28       1,387
News Corp. (Class A)....................     1,096      21,021
NTL, Inc. ..............................       142       3,536
Omnicom Group, Inc. ....................        84       7,484
R.H. Donnelley Corp. ...................        23       1,244
Sirius Satellite Radio, Inc. (a)........       546       2,594
The DIRECTV Group, Inc. (a).............       419       6,914
The Interpublic Group of Cos., Inc.
  (a)...................................       191       1,595
The McGraw-Hill Cos., Inc. .............       169       8,489
The New York Times Co. (Class A)........        68       1,669
The Walt Disney Co. ....................       944      28,320
The Washington Post Co. ................         3       2,340
Time Warner, Inc. ......................     1,990      34,427
Tribune Co. ............................        93       3,016
Univision Communications, Inc. (a)......       127       4,255
Viacom, Inc. (a)........................       297      10,644
XM Satellite Radio Holdings, Inc. (Class
  A) (a)................................       102       1,494
                                                    ----------
                                                       215,455
                                                    ----------
METALS & MINING -- 0.9%
Alcoa, Inc. ............................       399      12,912
Allegheny Technologies, Inc. ...........        40       2,770
Freeport-McMoRan Copper & Gold, Inc. ...        88       4,876
Newmont Mining Corp. ...................       193      10,215
Nucor Corp. ............................       132       7,161
Phelps Dodge Corp. .....................        94       7,723
Southern Copper Corp. ..................        13       1,159
United States Steel Corp. ..............        52       3,646
                                                    ----------
                                                        50,462
                                                    ----------

SECURITY DESCRIPTION                        SHARES    VALUE
--------------------                        ------    -----
MULTI-UTILITIES -- 1.4%
Alliant Energy Corp. ...................        54  $    1,852
Ameren Corp. ...........................        95       4,798
CenterPoint Energy, Inc. ...............       126       1,575
Consolidated Edison, Inc. ..............       109       4,844
Dominion Resources, Inc. ...............       161      12,041
DTE Energy Co. .........................        77       3,137
Duke Energy Corp. ......................       574      16,858
Energy East Corp. ......................        68       1,627
KeySpan Corp. ..........................        81       3,272
MDU Resources Group, Inc. ..............        47       1,721
NiSource, Inc. .........................       121       2,643
NSTAR...................................        50       1,430
PG&E Corp. .............................       158       6,206
Public Service Enterprise Group,
  Inc. .................................       117       7,736
SCANA Corp. ............................        48       1,852
Sempra Energy...........................       106       4,821
TECO Energy, Inc. ......................        92       1,374
Wisconsin Energy Corp. .................        54       2,176
Xcel Energy, Inc. ......................       181       3,472
                                                    ----------
                                                        83,435
                                                    ----------
MULTILINE RETAIL -- 1.0%
Dollar General Corp. ...................       135       1,887
Dollar Tree Stores, Inc. (a)............        50       1,325
Family Dollar Stores, Inc. .............        78       1,906
Federated Department Stores, Inc. ......       256       9,370
J. C. Penney Co., Inc. .................        95       6,413
Kohl's Corp. (a)........................       137       8,099
Nordstrom, Inc. ........................       103       3,760
Sears Holdings Corp. (a)................        46       7,123
Target Corp. ...........................       367      17,935
                                                    ----------
                                                        57,818
                                                    ----------
OFFICE ELECTRONICS -- 0.1%
Xerox Corp. (a).........................       434       6,037
Zebra Technologies Corp. (Class A)
  (a)...................................        37       1,264
                                                    ----------
                                                         7,301
                                                    ----------
OIL, GAS & CONSUMABLE FUELS -- 8.1%
Anadarko Petroleum Corp. ...............       208       9,920
Apache Corp. ...........................       149      10,169
Arch Coal, Inc. ........................        67       2,839
Chesapeake Energy Corp. ................       175       5,294
Chevron Corp. ..........................     1,034      64,170
CNX Gas Corp. (a).......................        12         360
ConocoPhillips..........................       716      46,919
CONSOL Energy, Inc. ....................        81       3,784
Devon Energy Corp. .....................       195      11,780
El Paso Corp. ..........................       323       4,845
Energy Transfer Partners LP.............        35       1,563
Enterprise Products Partners LP.........       120       2,988
EOG Resources, Inc. ....................       107       7,419
Exxon Mobil Corp. ......................     2,801     171,841
Hess Corp. .............................       117       6,183
Kerr-McGee Corp. .......................       105       7,282
Kinder Morgan Energy Partners LP........        66       3,033
Kinder Morgan, Inc. ....................        51       5,094
Marathon Oil Corp. .....................       165      13,744
Massey Energy Co. ......................        38       1,368

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                        SHARES    VALUE
--------------------                        ------    -----
Murphy Oil Corp. .......................        77  $    4,301
Newfield Exploration Co. (a)............        58       2,839
Noble Energy, Inc. .....................        77       3,608
Occidental Petroleum Corp. .............       198      20,305
ONEOK Partners LP.......................        22       1,086
Peabody Energy Corp. ...................       117       6,523
Pioneer Natural Resources Co. ..........        59       2,738
Plains Exploration & Production Co.
  (a)...................................        36       1,459
Pogo Producing Co. .....................        26       1,199
Southwestern Energy Co. (a).............        73       2,275
Sunoco, Inc. ...........................        64       4,435
Tesoro Corp. ...........................        32       2,380
The Williams Cos., Inc. ................       277       6,471
Ultra Petroleum Corp. (a)...............        70       4,149
Valero Energy Corp. ....................       287      19,091
XTO Energy, Inc. .......................       169       7,482
                                                    ----------
                                                       470,936
                                                    ----------
PAPER & FOREST PRODUCTS -- 0.3%
International Paper Co. ................       223       7,203
Louisiana-Pacific Corp. ................        45         985
MeadWestvaco Corp. .....................        83       2,318
Weyerhaeuser Co. .......................       119       7,408
                                                    ----------
                                                        17,914
                                                    ----------
PERSONAL PRODUCTS -- 0.2%
Alberto-Culver Co. .....................        38       1,851
Avon Products, Inc. ....................       222       6,882
The Estee Lauder Cos., Inc. (Class A)...        68       2,630
                                                    ----------
                                                        11,363
                                                    ----------
PHARMACEUTICALS -- 5.9%
Abbott Laboratories.....................       706      30,789
Allergan, Inc. .........................        70       7,508
Barr Pharmaceuticals, Inc. (a)..........        47       2,241
Bristol-Myers Squibb Co. ...............       908      23,481
Eli Lilly & Co. ........................       443      24,485
Endo Pharmaceuticals Holdings, Inc.
  (a)...................................        61       2,012
Forest Laboratories, Inc. (a)...........       149       5,765
Johnson & Johnson.......................     1,364      81,731
King Pharmaceuticals, Inc. (a)..........       112       1,904
Merck & Co., Inc. ......................     1,024      37,304
Mylan Laboratories, Inc. ...............        97       1,940
Pfizer, Inc. ...........................     3,361      78,883
Schering-Plough Corp. ..................       671      12,769
Sepracor, Inc. (a)......................        48       2,743
Watson Pharmaceuticals, Inc. (a)........        47       1,094
Wyeth...................................       620      27,534
                                                    ----------
                                                       342,183
                                                    ----------
REAL ESTATE INVESTMENT TRUSTS -- 1.6%
AMB Property Corp. .....................        35       1,769
Apartment Investment & Management Co.
  (Class A).............................        44       1,912
Archstone-Smith Trust...................        98       4,985
Avalonbay Communities, Inc. ............        34       3,761
Boston Properties, Inc. ................        52       4,701
Developers Diversified Realty Corp. ....        50       2,609
Duke Realty Corp. ......................        66       2,320
Equity Office Properties Trust..........       168       6,134
Equity Residential......................       135       6,038

SECURITY DESCRIPTION                        SHARES    VALUE
--------------------                        ------    -----
General Growth Properties, Inc. ........        99  $    4,461
Health Care Property Investors, Inc. ...        59       1,578
Hospitality Properties Trust............        30       1,318
Host Hotels & Resorts, Inc. ............       242       5,292
iStar Financial, Inc. ..................        52       1,963
Kimco Realty Corp. .....................        95       3,467
Liberty Property Trust..................        37       1,635
Macerich Co. ...........................        33       2,317
Mack-Cali Realty Corp. .................        28       1,286
New Plan Excel Realty Trust.............        48       1,185
Plum Creek Timber Co., Inc. ............        81       2,875
ProLogis................................       107       5,577
Public Storage, Inc. ...................        37       2,808
Regency Centers Corp. ..................        32       1,989
Simon Property Group, Inc. .............        99       8,211
Thornburg Mortgage, Inc. ...............        46       1,282
United Dominion Realty Trust, Inc. .....        56       1,569
Vornado Realty Trust....................        61       5,950
Weingarten Realty Investors.............        33       1,263
                                                    ----------
                                                        90,255
                                                    ----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
Brookfield Properties Corp. ............        54       1,737
CB Richard Ellis Group, Inc. (Class A)
  (a)...................................        86       2,142
Forest City Enterprises, Inc. ..........        32       1,597
The St. Joe Co. ........................        32       1,489
                                                    ----------
                                                         6,965
                                                    ----------
ROAD & RAIL -- 0.8%
Burlington Northern Santa Fe Corp. .....       174      13,789
CSX Corp. ..............................       102       7,185
J.B. Hunt Transport Services, Inc. .....        61       1,520
Norfolk Southern Corp. .................       192      10,218
Union Pacific Corp. ....................       124      11,527
YRC Worldwide, Inc. (a).................        26       1,095
                                                    ----------
                                                        45,334
                                                    ----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.8%
Advanced Micro Devices, Inc. (a)........       243       5,934
Altera Corp. (a)........................       178       3,124
Analog Devices, Inc. ...................       175       5,624
Applied Materials, Inc. ................       728      11,852
Broadcom Corp. (Class A) (a)............       205       6,160
Freescale Semiconductor, Inc. (Class B)
  (a)...................................       191       5,615
Intel Corp. ............................     2,668      50,559
International Rectifier Corp. (a).......        27       1,055
Intersil Corp. (Class A)................        65       1,511
KLA-Tencor Corp. .......................        87       3,617
Lam Research Corp. (a)..................        64       2,984
Linear Technology Corp. ................       142       4,756
LSI Logic Corp. (a).....................       184       1,647
Marvell Technology Group, Ltd. (a)......       107       4,743
Maxim Integrated Products, Inc. ........       147       4,720
MEMC Electronic Materials, Inc. (a).....        69       2,588
Microchip Technology, Inc. .............        99       3,321
Micron Technology, Inc. (a).............       336       5,060
National Semiconductor Corp. ...........       166       3,959
Novellus Systems, Inc. (a)..............        67       1,655
NVIDIA Corp. (a)........................       148       3,151

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                        SHARES    VALUE
--------------------                        ------    -----
Teradyne, Inc. (a)......................        90  $    1,254
Texas Instruments, Inc. ................       715      21,657
Xilinx, Inc. ...........................       157       3,556
                                                    ----------
                                                       160,102
                                                    ----------
SOFTWARE -- 3.1%
Activision, Inc. (a)....................       116       1,320
Adobe Systems, Inc. (a).................       279       8,470
Autodesk, Inc. (a)......................       103       3,549
BEA Systems, Inc. (a)...................       181       2,369
BMC Software, Inc. (a)..................       105       2,510
CA, Inc. ...............................       216       4,439
Cadence Design Systems, Inc. (a)........       117       2,007
Citrix Systems, Inc. (a)................        85       3,412
Electronic Arts, Inc. (a)...............       135       5,810
Intuit, Inc. (a)........................        73       4,408
McAfee, Inc. (a)........................        63       1,529
Microsoft Corp. ........................     4,162      96,975
NAVTEQ Corp. (a)........................        42       1,877
Novell, Inc. (a)........................       171       1,134
Oracle Corp. (a)........................     1,903      27,574
Red Hat, Inc. (a).......................        83       1,942
Salesforce.com, Inc. (a)................        46       1,226
Symantec Corp. (a)......................       485       7,537
Synopsys, Inc. (a)......................        63       1,183
                                                    ----------
                                                       179,271
                                                    ----------
SPECIALTY RETAIL -- 2.3%
Abercrombie & Fitch Co. ................        40       2,217
Advance Auto Parts, Inc. ...............        55       1,590
American Eagle Outfitters, Inc. ........        60       2,042
AutoNation, Inc. (a)....................        83       1,780
AutoZone, Inc. (a)......................        26       2,293
Barnes & Noble, Inc. ...................        29       1,059
Bed Bath & Beyond, Inc. (a).............       138       4,578
Best Buy Co., Inc. .....................       181       9,926
CarMax, Inc. (a)........................        48       1,702
Chico's FAS, Inc. (a)...................        82       2,212
Circuit City Stores, Inc. ..............        94       2,559
Foot Locker, Inc. ......................        72       1,763
Limited Brands..........................       158       4,043
Lowe's Cos., Inc. ......................       360      21,841
Michaels Stores, Inc. ..................        62       2,557
O'Reilly Automotive, Inc. (a)...........        52       1,622
Office Depot, Inc. (a)..................       144       5,472
PETsMART, Inc. .........................        66       1,690
RadioShack Corp. .......................        62         868
Ross Stores, Inc. ......................        68       1,907
Staples, Inc. ..........................       345       8,390
The Gap, Inc. ..........................       291       5,063

SECURITY DESCRIPTION                        SHARES    VALUE
--------------------                        ------    -----
The Home Depot, Inc. ...................       960  $   34,359
The Sherwin-Williams Co. ...............        54       2,564
The TJX Cos., Inc. .....................       219       5,006
Tiffany & Co. ..........................        68       2,245
Urban Outfitters, Inc. (a)..............        51         892
Williams-Sonoma, Inc. ..................        39       1,328
                                                    ----------
                                                       133,568
                                                    ----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.3%
Coach, Inc. (a).........................       173       5,173
Jones Apparel Group, Inc. ..............        56       1,780
Liz Claiborne, Inc. ....................        50       1,853
NIKE, Inc. (Class B)....................        80       6,480
Polo Ralph Lauren Corp. ................        28       1,537
V. F. Corp. ............................        42       2,853
                                                    ----------
                                                        19,676
                                                    ----------
THRIFTS & MORTGAGE FINANCE -- 1.8%
Astoria Financial Corp. ................        49       1,492
Countrywide Financial Corp. ............       282      10,739
Fannie Mae..............................       450      21,645
Freddie Mac.............................       315      17,958
Golden West Financial Corp. ............       139      10,314
Hudson City Bancorp, Inc. ..............       273       3,639
MGIC Investment Corp. ..................        44       2,860
New York Community Bancorp, Inc. .......       124       2,047
People's Bank...........................        28         920
PMI Group, Inc. ........................        44       1,961
Radian Group, Inc. .....................        40       2,471
Sovereign Bancorp, Inc. ................       179       3,625
Washington Mutual, Inc. ................       463      21,104
Webster Financial Corp. ................        24       1,139
                                                    ----------
                                                       101,914
                                                    ----------
TOBACCO -- 1.3%
Altria Group, Inc. .....................       950      69,758
Reynolds American, Inc. ................        40       4,612
UST, Inc. ..............................        76       3,434
                                                    ----------
                                                        77,805
                                                    ----------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
Fastenal Co. ...........................        61       2,457
W.W. Grainger, Inc. ....................        38       2,859
                                                    ----------
                                                         5,316
                                                    ----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.9%
ALLTEL Corp. ...........................       180      11,490
American Tower Corp. (a)................       196       6,100
Crown Castle International Corp. (a)....       110       3,799
NII Holdings, Inc. (a)..................        63       3,552
Sprint Nextel Corp. ....................     1,379      27,566

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                        SHARES    VALUE
--------------------                        ------    -----
Telephone & Data Systems, Inc. .........        48  $    1,987
US Cellular Corp. (a)...................         8         485
                                                    ----------
                                                        54,979
                                                    ----------
TOTAL COMMON STOCKS -- (Cost
  $5,768,252)...........................             5,794,159
                                                    ----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (Cost $13,312)...................    13,312      13,312
                                                    ----------
TOTAL INVESTMENTS -- 99.8% (Cost
  $5,781,564)...........................             5,807,471
OTHER ASSETS AND LIABILITIES -- 0.2%....                 9,341
                                                    ----------
NET ASSETS -- 100.0%....................            $5,816,812
                                                    ==========

(a) Non-income producing security
(b) Affiliate Issuer. (Note 3)
(c) Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
COMMON STOCKS -- 99.9%
AEROSPACE & DEFENSE -- 2.6%
Alliant Techsystems, Inc. (a)........        873   $     66,654
General Dynamics Corp. ..............      7,584        496,449
L-3 Communications Holdings, Inc. ...      2,713        204,614
Lockheed Martin Corp. ...............      7,799        559,500
Precision Castparts Corp. ...........      3,017        180,296
Raytheon Co. ........................     10,105        450,380
Rockwell Collins, Inc. ..............      3,937        219,960
United Technologies Corp. ...........     21,373      1,355,476
                                                   ------------
                                                      3,533,329
                                                   ------------
AIR FREIGHT & LOGISTICS -- 1.7%
C.H. Robinson Worldwide, Inc. .......      4,009        213,680
Expeditors International Washington,
  Inc. ..............................      4,898        274,337
FedEx Corp. .........................      6,427        751,059
United Parcel Service, Inc. (Class
  B).................................     14,066      1,158,054
                                                   ------------
                                                      2,397,130
                                                   ------------
AIRLINES -- 0.3%
Southwest Airlines Co. ..............     18,284        299,309
UAL Corp. (a)........................      2,015         62,505
                                                   ------------
                                                        361,814
                                                   ------------
AUTO COMPONENTS -- 0.1%
BorgWarner, Inc. ....................      1,291         84,044
Gentex Corp. ........................      3,607         50,498
                                                   ------------
                                                        134,542
                                                   ------------
AUTOMOBILES -- 0.2%
Harley-Davidson, Inc. ...............      6,165        338,397
                                                   ------------
BEVERAGES -- 2.4%
Anheuser-Busch Cos., Inc. ...........     16,659        759,484
Constellation Brands, Inc. (Class A)
  (a)................................      4,459        111,475
PepsiCo, Inc. .......................     37,820      2,270,712
The Pepsi Bottling Group, Inc. ......      2,899         93,203
                                                   ------------
                                                      3,234,874
                                                   ------------
BIOTECHNOLOGY -- 3.6%
Amgen, Inc. (a)......................     26,793      1,747,707
Amylin Pharmaceuticals, Inc. (a).....      2,559        126,338
Biogen Idec, Inc. (a)................      7,679        355,768
Celgene Corp. (a)....................      7,902        374,792
Cephalon, Inc. (a)...................      1,308         78,611
Genentech, Inc. (a)..................     10,524        860,863
Genzyme Corp. (a)....................      5,837        356,349
Gilead Sciences, Inc. (a)............     10,513        621,949
ImClone Systems, Inc. (a)............      1,577         60,935
MedImmune, Inc. (a)..................      5,752        155,879
Millennium Pharmaceuticals, Inc.
  (a)................................      7,180         71,585
Vertex Pharmaceuticals, Inc. (a).....      2,356         86,489
                                                   ------------
                                                      4,897,265
                                                   ------------
BUILDING PRODUCTS -- 0.1%
American Standard Cos., Inc. ........      3,881        167,931
                                                   ------------
CAPITAL MARKETS -- 1.3%
Ameriprise Financial, Inc. ..........      4,873        217,677
BlackRock, Inc. .....................        302         42,029
E*TRADE Financial Corp. (a)..........      9,585        218,730
Eaton Vance Corp. ...................      3,136         78,275

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
Franklin Resources, Inc. ............      3,994   $    346,719
Legg Mason, Inc. ....................      2,898        288,409
SEI Investments Co. .................      1,596         78,012
State Street Corp. (b)...............      7,561        439,219
TD Ameritrade Holding Corp. .........      6,924        102,544
                                                   ------------
                                                      1,811,614
                                                   ------------
CHEMICALS -- 0.9%
Ecolab, Inc. ........................      4,311        174,940
Monsanto Co. ........................      6,148        517,600
Praxair, Inc. .......................      7,297        394,038
Sigma-Aldrich Corp. .................      1,228         89,202
The Mosaic Co. (a)...................      2,984         46,700
                                                   ------------
                                                      1,222,480
                                                   ------------
COMMERCIAL BANKS -- 1.0%
Commerce Bancorp, Inc. ..............      4,161        148,423
U.S. Bancorp.........................     40,443      1,248,880
                                                   ------------
                                                      1,397,303
                                                   ------------
COMMERCIAL SERVICES & SUPPLIES -- 1.3%
Aramark Corp. .......................      2,752         91,119
Cendant Corp. .......................     23,279        379,215
ChoicePoint, Inc. (a)................      2,030         84,793
Cintas Corp. ........................      3,168        125,960
Dun & Bradstreet Corp. (a)...........      1,594        111,070
Manpower, Inc. ......................      1,932        124,807
Monster Worldwide, Inc. (a)..........      2,566        109,465
Robert Half International, Inc. .....      4,026        169,092
The Corporate Executive Board Co. ...        883         88,477
Waste Management, Inc. ..............     12,430        445,988
                                                   ------------
                                                      1,729,986
                                                   ------------
COMMUNICATIONS EQUIPMENT -- 4.0%
Avaya, Inc. (a)......................     10,474        119,613
Cisco Systems, Inc. (a)..............    139,876      2,731,778
Corning, Inc. (a)....................     35,161        850,545
JDS Uniphase Corp. (a)...............     38,284         96,858
Juniper Networks, Inc. (a)...........     12,823        205,040
QUALCOMM, Inc. ......................     38,087      1,526,146
                                                   ------------
                                                      5,529,980
                                                   ------------
COMPUTERS & PERIPHERALS -- 4.8%
Apple Computer, Inc. (a).............     19,165      1,094,705
Dell, Inc. (a).......................     45,628      1,113,779
Diebold, Inc. .......................      1,711         69,501
EMC Corp. (a)........................     53,954        591,875
International Business Machines
  Corp. .............................     35,229      2,706,292
Lexmark International, Inc. (a)......      2,393        133,601
Network Appliance, Inc. (a)..........      8,307        293,237
QLogic Corp. (a).....................      4,031         69,494
SanDisk Corp. (a)....................      4,422        225,434
Seagate Technology (a)...............     11,886        269,099
Western Digital Corp. (a)............      4,611         91,344
                                                   ------------
                                                      6,658,361
                                                   ------------
CONSTRUCTION & ENGINEERING -- 0.2%
Fluor Corp. .........................      1,994        185,302
Jacobs Engineering Group, Inc. (a)...      1,290        102,736
                                                   ------------
                                                        288,038
                                                   ------------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
CONSTRUCTION MATERIALS -- 0.1%
Martin Marietta Materials, Inc. .....      1,081   $     98,533
                                                   ------------
CONSUMER FINANCE -- 1.8%
American Express Co. ................     25,091      1,335,343
AmeriCredit Corp. (a)................      2,749         76,752
Capital One Financial Corp. .........      6,735        575,506
SLM Corp. ...........................      9,429        498,983
Student Loan Corp. ..................        134         27,068
                                                   ------------
                                                      2,513,652
                                                   ------------
CONTAINERS & PACKAGING -- 0.2%
Ball Corp. ..........................      2,364         87,562
Crown Holdings, Inc. (a).............      3,873         60,303
Pactiv Corp. (a).....................      3,479         86,105
                                                   ------------
                                                        233,970
                                                   ------------
DIVERSIFIED CONSUMER SERVICES -- 0.3%
Apollo Group, Inc. (a)...............      3,201        165,396
Career Education Corp. (a)...........      2,136         63,845
H&R Block, Inc. .....................      6,479        154,589
Weight Watchers International,
  Inc. ..............................        987         40,358
                                                   ------------
                                                        424,188
                                                   ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.6%
Cbot Holdings, Inc. (a)..............        492         58,838
Chicago Mercantile Exchange Holdings,
  Inc. ..............................        727        357,066
Moody's Corp. .......................      5,580        303,887
NYSE Group, Inc. (a).................      1,179         80,738
                                                   ------------
                                                        800,529
                                                   ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.1%
Embarq Corp. (a).....................      3,341        136,948
                                                   ------------
ELECTRICAL EQUIPMENT -- 0.1%
AMETEK, Inc. ........................      1,594         75,523
Roper Industries, Inc. ..............      2,013         94,108
                                                   ------------
                                                        169,631
                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.2%
Amphenol Corp. (Class A).............      2,011        112,536
CDW Corp. ...........................      1,362         74,433
Jabil Circuit, Inc. .................      4,160        106,496
                                                   ------------
                                                        293,465
                                                   ------------
ENERGY EQUIPMENT & SERVICES -- 4.8%
Baker Hughes, Inc. ..................      7,751        634,419
BJ Services Co. .....................      7,481        278,742
Cameron International Corp. (a)......      2,681        128,071
Diamond Offshore Drilling, Inc. .....      1,425        119,600
ENSCO International, Inc. ...........      3,572        164,384
GlobalSantaFe Corp. .................      5,437        313,987
Grant Prideco, Inc. (a)..............      3,063        137,069
Halliburton Co. .....................     11,608        861,430
Nabors Industries, Ltd. (a)..........      7,048        238,152
National-Oilwell Varco, Inc. (a).....      3,826        242,262
Noble Corp. .........................      3,036        225,939
Patterson-UTI Energy, Inc. ..........      4,169        118,025
Pride International, Inc. (a)........      3,724        116,301
Rowan Cos., Inc. ....................      2,446         87,053
Schlumberger, Ltd. ..................     26,748      1,741,562
Smith International, Inc. ...........      4,897        217,770

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
Transocean, Inc. (a).................      7,435   $    597,179
Weatherford International, Ltd.
  (a)................................      7,934        393,685
                                                   ------------
                                                      6,615,630
                                                   ------------
FOOD & STAPLES RETAILING -- 3.8%
Costco Wholesale Corp. ..............     10,660        609,006
CVS Corp. ...........................     18,243        560,060
Wal-Mart Stores, Inc. ...............     58,715      2,828,302
Walgreen Co. ........................     22,993      1,031,006
Whole Foods Market, Inc. ............      3,116        201,418
                                                   ------------
                                                      5,229,792
                                                   ------------
FOOD PRODUCTS -- 0.5%
Bunge, Ltd. .........................      2,583        129,796
Dean Foods Co. (a)...................      2,961        110,119
The Hershey Co. .....................      3,848        211,909
Wm. Wrigley Jr., Co. ................      5,138        233,060
                                                   ------------
                                                        684,884
                                                   ------------
GAS UTILITIES -- 0.2%
Equitable Resources, Inc. ...........      2,717         91,020
Questar Corp. .......................      1,996        160,658
                                                   ------------
                                                        251,678
                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.4%
Bausch & Lomb, Inc. .................      1,274         62,477
Baxter International, Inc. ..........     14,956        549,782
Beckman Coulter, Inc. ...............      1,443         80,159
Becton, Dickinson & Co. .............      5,246        320,688
Biomet, Inc. ........................      5,388        168,590
Boston Scientific Corp. (a)..........     30,863        519,733
C.R. Bard, Inc. .....................      2,450        179,487
Cytyc Corp. (a)......................      2,600         65,936
Dade Behring Holdings, Inc. .........      2,030         84,529
Dentsply International, Inc. ........      1,673        101,384
Hospira, Inc. (a)....................      3,703        159,007
Kinetic Concepts, Inc. (a)...........      1,157         51,081
Medtronic, Inc. .....................     27,392      1,285,233
St. Jude Medical, Inc. (a)...........      8,330        270,059
Stryker Corp. .......................      6,364        267,988
Varian Medical Systems, Inc. (a).....      2,875        136,131
Zimmer Holdings, Inc. (a)............      5,522        313,208
                                                   ------------
                                                      4,615,472
                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 5.4%
Aetna, Inc. .........................     12,990        518,691
AmerisourceBergen Corp. .............      4,600        192,832
Cardinal Health, Inc. ...............      9,562        615,123
Caremark Rx, Inc. ...................     10,064        501,892
Community Health Systems, Inc. (a)...      2,236         82,173
Coventry Health Care, Inc. (a).......      3,721        204,432
DaVita, Inc. (a).....................      2,315        115,056
Express Scripts, Inc. (Class A)
  (a)................................      2,787        199,939
HCA, Inc. ...........................      8,795        379,504
Health Management Associates,
  Inc. ..............................      5,330        105,054
Health Net, Inc. (a).................      2,599        117,397
Henry Schein, Inc. (a)...............      2,013         94,068
Humana, Inc. (a).....................      3,741        200,892
Laboratory Corp. of America Holdings
  (a)................................      2,955        183,890
Lincare Holdings, Inc. (a)...........      2,315         87,600

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
Manor Care, Inc. ....................      1,719   $     80,655
McKesson Corp. ......................      6,536        309,022
Medco Health Solutions, Inc. (a).....      6,946        397,867
Omnicare, Inc. ......................      2,819        133,677
Patterson Cos., Inc. (a).............      2,936        102,554
Quest Diagnostics, Inc. .............      3,607        216,131
Triad Hospitals, Inc. (a)............      2,013         79,675
UnitedHealth Group, Inc. ............     30,607      1,370,581
Universal Health Services, Inc.
  (Class B)..........................      1,294         65,036
WellPoint, Inc. (a)..................     14,484      1,054,001
                                                   ------------
                                                      7,407,742
                                                   ------------
HEALTH CARE TECHNOLOGY -- 0.1%
IMS Health, Inc. ....................      4,538        121,845
                                                   ------------
HOTELS, RESTAURANTS & LEISURE -- 2.5%
Boyd Gaming Corp. ...................      1,023         41,288
Brinker International, Inc. .........      2,030         73,689
Darden Restaurants, Inc. ............      3,245        127,853
GTECH Holdings Corp. ................      3,028        105,314
Harrah's Entertainment, Inc. ........      4,148        295,255
Hilton Hotels Corp. .................      8,452        239,022
International Game Technology........      7,651        290,279
International Speedway Corp. (Class
  A).................................        838         38,858
Las Vegas Sands Corp. (a)............      2,380        185,307
Marriott International, Inc. (Class
  A).................................      8,540        325,545
MGM Mirage, Inc. (a).................      2,898        118,238
OSI Restaurant Partners, Inc. .......      1,730         59,858
Penn National Gaming, Inc. (a).......      1,655         64,181
Starbucks Corp. (a)..................     17,330        654,381
Starwood Hotels & Resorts Worldwide,
  Inc. ..............................      4,889        295,002
Station Casinos, Inc. ...............      1,139         77,543
Wynn Resorts, Ltd. (a)...............      1,720        126,076
Yum! Brands, Inc. ...................      6,321        317,757
                                                   ------------
                                                      3,435,446
                                                   ------------
HOUSEHOLD DURABLES -- 1.0%
Centex Corp. ........................      2,963        149,039
D.R. Horton, Inc. ...................      6,341        151,043
Fortune Brands, Inc. ................      3,356        238,310
Garmin, Ltd. ........................      1,309        138,021
Harman International Industries,
  Inc. ..............................      1,362        116,274
Hovnanian Enterprises, Inc. (a)......        856         25,748
KB HOME..............................      1,745         80,008
Lennar Corp. (Class A)...............      3,153        139,899
Mohawk Industries, Inc. (a)..........      1,274         89,626
NVR, Inc. (a)........................        134         65,827
Pulte Homes, Inc. ...................      4,715        135,745
Ryland Group, Inc. ..................      1,141         49,713
Toll Brothers, Inc. (a)..............      2,561         65,485
                                                   ------------
                                                      1,444,738
                                                   ------------
HOUSEHOLD PRODUCTS -- 3.8%
Colgate-Palmolive Co. ...............     11,880        711,612
Energizer Holdings, Inc. (a).........      1,397         81,822
Procter & Gamble Co. ................     74,782      4,157,879
The Clorox Co. ......................      3,399        207,237
                                                   ------------
                                                      5,158,550
                                                   ------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
The AES Corp. (a)....................     15,094   $    278,484
                                                   ------------
INDUSTRIAL CONGLOMERATES -- 0.9%
3M Co. ..............................     15,731      1,270,593
                                                   ------------
INSURANCE -- 3.6%
AFLAC, Inc. .........................     11,367        526,860
Axis Capital Holdings, Ltd. .........      3,194         91,380
Berkshire Hathaway, Inc. (Class A)
  (a)................................         23      2,108,157
Brown & Brown, Inc. .................      2,588         75,621
Fidelity National Financial, Inc. ...      3,933        153,190
First American Corp. ................      1,996         84,371
Markel Corp. (a).....................        216         74,952
Principal Financial Group, Inc. .....      6,287        349,872
Protective Life Corp. ...............      1,374         64,056
Prudential Financial, Inc. ..........     11,225        872,183
The Progressive Corp. ...............     16,767        431,080
WR Berkley Corp. ....................      3,875        132,254
                                                   ------------
                                                      4,963,976
                                                   ------------
INTERNET & CATALOG RETAIL -- 0.6%
Amazon.com, Inc. (a).................      6,872        265,809
Expedia, Inc. (a)....................      5,836         87,365
IAC/InterActiveCorp (a)..............      5,343        141,536
Liberty Media Holding Corp. --
  Interactive (Class A) (a)..........     15,802        272,742
                                                   ------------
                                                        767,452
                                                   ------------
INTERNET SOFTWARE & SERVICES -- 2.8%
eBay, Inc. (a).......................     23,992        702,726
Google, Inc. (a).....................      4,649      1,949,465
VeriSign, Inc. (a)...................      5,905        136,819
Yahoo!, Inc. (a).....................     30,063        992,079
                                                   ------------
                                                      3,781,089
                                                   ------------
IT SERVICES -- 2.3%
Accenture, Ltd. (Class A)............     12,898        365,271
Affiliated Computer Services, Inc.
  (a)................................      2,671        137,850
Automatic Data Processing, Inc. .....     13,107        594,403
Ceridian Corp. (a)...................      3,457         84,489
Checkfree Corp. (a)..................      1,750         86,730
Cognizant Technology Solutions Corp.
  (a)................................      3,150        212,216
DST Systems, Inc. (a)................      1,245         74,078
Fidelity National Information
  Services, Inc. ....................      1,962         69,455
First Data Corp. ....................     17,224        775,769
Fiserv, Inc. (a).....................      3,992        181,077
Global Payments, Inc. ...............      1,668         80,981
Iron Mountain, Inc. (a)..............      2,579         96,403
Mastercard, Inc. (a).................      1,398         67,104
Paychex, Inc. .......................      7,634        297,573
Total System Services, Inc. .........        873         16,805
                                                   ------------
                                                      3,140,204
                                                   ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.6%
Charles River Laboratories
  International, Inc. (a)............      1,711         62,965
Covance, Inc. (a)....................      1,443         88,341
Fisher Scientific International, Inc.
  (a)................................      2,817        205,782
Invitrogen Corp. (a).................      1,275         84,239

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
Millipore Corp. (a)..................      1,157   $     72,879
Pharmaceutical Product Development,
  Inc. ..............................      2,158         75,789
Thermo Electron Corp. (a)............      3,741        135,574
Waters Corp. (a).....................      2,440        108,336
                                                   ------------
                                                        833,905
                                                   ------------
MACHINERY -- 1.0%
Danaher Corp. .......................      5,474        352,088
Donaldson Co., Inc. .................      1,710         57,918
Graco, Inc. .........................      1,594         73,292
Illinois Tool Works, Inc. ...........     11,074        526,015
ITT Industries, Inc. ................      4,293        212,503
Joy Global, Inc. ....................      2,763        143,925
Oshkosh Truck Corp. .................      1,570         74,606
                                                   ------------
                                                      1,440,347
                                                   ------------
MEDIA -- 5.8%
Cablevision Systems Corp. (Class
  A).................................      4,745        101,780
Clear Channel Communications,
  Inc. ..............................     10,618        328,627
Clear Channel Outdoor Holdings, Inc.
  (a)................................        806         16,894
Comcast Corp. (Class A) (a)..........     45,808      1,499,754
Discovery Holding Co. (Class A)
  (a)................................      6,086         89,038
EchoStar Communications Corp. (Class
  A) (a).............................      5,033        155,067
EW Scripps Co. ......................      1,896         81,793
Getty Images, Inc. (a)...............      1,121         71,195
Lamar Advertising Co. (a)............      1,996        107,504
Liberty Global, Inc. (Class A) (a)...     10,348        222,482
Liberty Media Holding
  Corp. -- Capital (Series A) (a)....      3,160        264,713
News Corp. (Class A).................     53,599      1,028,029
NTL, Inc. ...........................      6,134        152,737
Omnicom Group, Inc. .................      3,876        345,313
R.H. Donnelley Corp. ................      1,080         58,396
Sirius Satellite Radio, Inc. (a).....     27,977        132,891
The DIRECTV Group, Inc. (a)..........     19,156        316,074
The McGraw-Hill Cos., Inc. ..........      8,130        408,370
The Washington Post Co. .............        134        104,521
Time Warner, Inc. ...................     97,300      1,683,290
Univision Communications, Inc. (a)...      5,312        177,952
Viacom, Inc. (a).....................     14,518        520,325
XM Satellite Radio Holdings, Inc.
  (Class A) (a)......................      5,871         86,010
                                                   ------------
                                                      7,952,755
                                                   ------------
METALS & MINING -- 0.5%
Freeport-McMoRan Copper & Gold,
  Inc. ..............................      4,177        231,448
Newmont Mining Corp. ................      9,336        494,154
                                                   ------------
                                                        725,602
                                                   ------------
MULTILINE RETAIL -- 1.5%
Dollar General Corp. ................      6,911         96,616
Dollar Tree Stores, Inc. (a).........      2,566         67,999
Family Dollar Stores, Inc. ..........      3,110         75,977
Kohl's Corp. (a).....................      6,937        410,115
Nordstrom, Inc. .....................      5,152        188,048
Sears Holdings Corp. (a).............      2,206        341,577
Target Corp. ........................     18,078        883,472
                                                   ------------
                                                      2,063,804
                                                   ------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
OFFICE ELECTRONICS -- 0.0% (C)
Zebra Technologies Corp. (Class A)
  (a)................................      1,711   $     58,448
                                                   ------------
OIL, GAS & CONSUMABLE FUELS -- 4.1%
Anadarko Petroleum Corp. ............     10,419        496,882
Apache Corp. ........................      7,514        512,831
Arch Coal, Inc. .....................      3,272        138,635
Chesapeake Energy Corp. .............      8,685        262,721
CNX Gas Corp. (a)....................        639         19,170
CONSOL Energy, Inc. .................      4,126        192,767
Devon Energy Corp. ..................      9,559        577,459
EOG Resources, Inc. .................      5,386        373,465
Kinder Morgan, Inc. .................      2,500        249,725
Murphy Oil Corp. ....................      4,043        225,842
Newfield Exploration Co. (a).........      2,903        142,073
Peabody Energy Corp. ................      6,038        336,619
Pioneer Natural Resources Co. .......      2,828        131,247
Plains Exploration & Production Co.
  (a)................................      1,845         74,796
Pogo Producing Co. ..................      1,311         60,437
Southwestern Energy Co. (a)..........      3,954        123,207
Sunoco, Inc. ........................      3,071        212,790
Ultra Petroleum Corp. (a)............      3,390        200,925
Valero Energy Corp. .................     14,020        932,610
XTO Energy, Inc. ....................      8,272        366,201
                                                   ------------
                                                      5,630,402
                                                   ------------
PERSONAL PRODUCTS -- 0.4%
Alberto-Culver Co. ..................      1,878         91,496
Avon Products, Inc. .................     10,201        316,231
The Estee Lauder Cos., Inc. (Class
  A).................................      2,748        106,265
                                                   ------------
                                                        513,992
                                                   ------------
PHARMACEUTICALS -- 5.3%
Allergan, Inc. ......................      3,408        365,542
Barr Pharmaceuticals, Inc. (a).......      2,323        110,784
Endo Pharmaceuticals Holdings, Inc.
  (a)................................      2,996         98,808
Forest Laboratories, Inc. (a)........      7,272        281,354
Johnson & Johnson....................     67,552      4,047,716
King Pharmaceuticals, Inc. (a).......      5,620         95,540
Mylan Laboratories, Inc. ............      5,050        101,000
Schering-Plough Corp. ...............     33,252        632,785
Sepracor, Inc. (a)...................      2,449        139,936
Watson Pharmaceuticals, Inc. (a).....      2,586         60,202
Wyeth................................     30,359      1,348,243
                                                   ------------
                                                      7,281,910
                                                   ------------
REAL ESTATE INVESTMENT TRUSTS -- 0.6%
General Growth Properties, Inc. .....      4,983        224,534
Kimco Realty Corp. ..................      4,713        171,977
Simon Property Group, Inc. ..........      5,109        423,741
                                                   ------------
                                                        820,252
                                                   ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.2%
Brookfield Properties Corp. .........      2,453         78,913
CB Richard Ellis Group, Inc. (Class
  A) (a).............................      4,126        102,738
Forest City Enterprises, Inc. .......      1,443         72,020
The St. Joe Co. .....................      1,593         74,138
                                                   ------------
                                                        327,809
                                                   ------------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
ROAD & RAIL -- 0.4%
J.B. Hunt Transport Services,
  Inc. ..............................      2,886   $     71,890
Norfolk Southern Corp. ..............      9,333        496,703
                                                   ------------
                                                        568,593
                                                   ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.2%
Altera Corp. (a).....................      7,947        139,470
Analog Devices, Inc. ................      8,308        267,019
Applied Materials, Inc. .............     36,571        595,376
Broadcom Corp. (Class A) (a).........     10,032        301,462
International Rectifier Corp. (a)....      1,574         61,512
Intersil Corp. (Class A).............      3,337         77,585
KLA-Tencor Corp. ....................      4,588        190,723
Lam Research Corp. (a)...............      3,196        148,998
Linear Technology Corp. .............      6,972        233,492
Marvell Technology Group, Ltd. (a)...      5,233        231,979
Maxim Integrated Products, Inc. .....      7,218        231,770
MEMC Electronic Materials, Inc.
  (a)................................      3,239        121,462
Microchip Technology, Inc. ..........      4,661        156,377
National Semiconductor Corp. ........      7,475        178,279
Novellus Systems, Inc. (a)...........      3,289         81,238
NVIDIA Corp. (a).....................      8,004        170,405
Texas Instruments, Inc. .............     35,402      1,072,327
Xilinx, Inc. ........................      7,830        177,349
                                                   ------------
                                                      4,436,823
                                                   ------------
SOFTWARE -- 5.1%
Activision, Inc. (a).................      6,186         70,397
Adobe Systems, Inc. (a)..............     13,434        407,856
Autodesk, Inc. (a)...................      5,334        183,810
BEA Systems, Inc. (a)................      8,852        115,873
Citrix Systems, Inc. (a).............      4,084        163,932
Electronic Arts, Inc. (a)............      6,779        291,768
Intuit, Inc. (a).....................      3,822        230,810
McAfee, Inc. (a).....................      3,897         94,580
Microsoft Corp. .....................    206,160      4,803,528
NAVTEQ Corp. (a).....................      2,130         95,168
Red Hat, Inc. (a)....................      4,179         97,789
Salesforce.com, Inc. (a).............      1,668         44,469
Symantec Corp. (a)...................     23,676        367,925
                                                   ------------
                                                      6,967,905
                                                   ------------
SPECIALTY RETAIL -- 4.4%
Abercrombie & Fitch Co. .............      2,013        111,580
Advance Auto Parts, Inc. ............      2,584         74,678
American Eagle Outfitters, Inc. .....      3,141        106,920
AutoNation, Inc. (a).................      4,203         90,112
AutoZone, Inc. (a)...................      1,291        113,866
Bed Bath & Beyond, Inc. (a)..........      6,611        219,287
Best Buy Co., Inc. ..................      8,901        488,131
CarMax, Inc. (a).....................      2,432         86,239

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
Chico's FAS, Inc. (a)................      4,160   $    112,237
Foot Locker, Inc. ...................      3,607         88,335
Lowe's Cos., Inc. ...................     17,597      1,067,610
Michaels Stores, Inc. ...............      3,152        129,988
O'Reilly Automotive, Inc. (a)........      2,583         80,564
Office Depot, Inc. (a)...............      6,537        248,406
PETsMART, Inc. ......................      3,322         85,043
Ross Stores, Inc. ...................      3,437         96,408
Staples, Inc. .......................     16,540        402,253
The Gap, Inc. .......................     13,804        240,190
The Home Depot, Inc. ................     46,967      1,680,949
The TJX Cos., Inc. ..................     10,905        249,288
Tiffany & Co. .......................      3,142        103,749
Urban Outfitters, Inc. (a)...........      2,715         47,485
Williams-Sonoma, Inc. ...............      2,164         73,684
                                                   ------------
                                                      5,997,002
                                                   ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
Coach, Inc. (a)......................      8,498        254,090
Liz Claiborne, Inc. .................      2,566         95,096
NIKE, Inc. (Class B).................      3,840        311,040
                                                   ------------
                                                        660,226
                                                   ------------
THRIFTS & MORTGAGE FINANCE -- 0.9%
Countrywide Financial Corp. .........     13,807        525,771
Golden West Financial Corp. .........      6,861        509,086
Hudson City Bancorp, Inc. ...........     12,206        162,706
                                                   ------------
                                                      1,197,563
                                                   ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
Fastenal Co. ........................      3,204        129,089
                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.5%
American Tower Corp. (a).............      9,565        297,663
Crown Castle International Corp.
  (a)................................      4,705        162,511
NII Holdings, Inc. (a)...............      3,209        180,923
Sprint Nextel Corp. .................     67,424      1,347,806
US Cellular Corp. (a)................        302         18,301
                                                   ------------
                                                      2,007,204
                                                   ------------
TOTAL COMMON STOCKS -- (Cost
  $132,572,677)......................               137,155,166
                                                   ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $176,559)...............    176,559        176,559
                                                   ------------
TOTAL INVESTMENTS -- 100.0% (Cost
  $132,749,236)......................               137,331,725
OTHER ASSETS AND LIABILITIES -- 0.0%
  (C)................................                    21,070
                                                   ------------
NET ASSETS -- 100.0%.................              $137,352,795
                                                   ============

(a) Non-income producing security
(b) Affiliated Issuer. (Note 3)
(c) Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 1.7%
Boeing Co. ..........................     11,146   $    912,969
Goodrich Corp. ......................      1,906         76,793
Honeywell International, Inc. .......     11,743        473,243
Northrop Grumman Corp. ..............      4,957        317,545
                                                   ------------
                                                      1,780,550
                                                   ------------
AIRLINES -- 0.1%
AMR Corp. (a)........................      2,788         70,871
                                                   ------------
AUTO COMPONENTS -- 0.2%
Johnson Controls, Inc. ..............      2,948        242,385
                                                   ------------
AUTOMOBILES -- 0.4%
Ford Motor Co. ......................     29,100        201,663
General Motors Corp. ................      6,656        198,282
                                                   ------------
                                                        399,945
                                                   ------------
BEVERAGES -- 1.7%
Brown-Forman Corp. ..................      1,016         72,593
Coca-Cola Enterprises, Inc. .........      4,295         87,489
Molson Coors Brewing Co. ............      1,103         74,872
The Coca-Cola Co. ...................     33,893      1,458,077
                                                   ------------
                                                      1,693,031
                                                   ------------
BUILDING PRODUCTS -- 0.2%
Masco Corp. .........................      6,160        182,582
                                                   ------------
CAPITAL MARKETS -- 4.9%
A.G. Edwards, Inc. ..................      1,203         66,550
AllianceBernstein Holding LP.........        445         27,207
Federated Investors, Inc. ...........      1,406         44,289
Goldman Sachs Group, Inc. ...........      5,721        860,610
Janus Capital Group, Inc. ...........      3,412         61,075
Lehman Brothers Holdings, Inc. ......      8,433        549,410
Mellon Financial Corp. ..............      6,553        225,620
Merrill Lynch & Co., Inc. ...........     14,189        986,987
Morgan Stanley.......................     15,217        961,866
Northern Trust Corp. ................      3,013        166,619
T. Rowe Price Group, Inc. ...........      4,020        151,996
The Bank of New York Co., Inc. ......     11,763        378,769
The Bear Stearns Cos., Inc. .........      1,694        237,295
The Charles Schwab Corp. ............     16,464        263,095
                                                   ------------
                                                      4,981,388
                                                   ------------
CHEMICALS -- 1.9%
Air Products & Chemicals, Inc. ......      3,216        205,567
Ashland, Inc. .......................      1,106         73,770
E. I. du Pont de Nemours & Co. ......     14,273        593,757
Eastman Chemical Co. ................      1,203         64,962
Huntsman Corp. (a)...................      1,407         24,369
International Flavors & Fragrances,
  Inc. ..............................      1,303         45,918
Lubrizol Corp. ......................      1,003         39,969
Lyondell Chemical Co. ...............      3,415         77,384
PPG Industries, Inc. ................      2,565        169,290
Rohm & Haas Co. .....................      2,209        110,715
The Dow Chemical Co. ................     14,957        583,772
                                                   ------------
                                                      1,989,473
                                                   ------------
COMMERCIAL BANKS -- 7.0%
AmSouth Bancorp......................      5,322        140,767
Associated Bancorp...................      2,010         63,375

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
Bank of Hawaii Corp. ................        803   $     39,829
BB&T Corp. ..........................      8,494        353,265
City National Corp. .................        694         45,172
Colonial BancGroup, Inc. ............      2,309         59,295
Comerica, Inc. ......................      2,638        137,150
Commerce Bancshares, Inc. ...........      1,051         52,602
Compass Bancshares, Inc. ............      1,906        105,974
Fifth Third Bancorp..................      7,375        272,506
First Horizon National Corp. ........      1,909         76,742
Fulton Financial Corp. ..............      2,544         40,500
Huntington Bancshares, Inc. .........      3,765         88,779
Keycorp..............................      6,334        225,997
M&T Bank Corp. ......................      1,292        152,353
Marshall & Ilsley Corp. .............      3,376        154,418
Mercantile Bankshares Corp. .........      1,806         64,420
National City Corp. .................      8,776        317,603
North Fork Bancorp, Inc. ............      6,911        208,505
PNC Financial Services Group.........      4,568        320,537
Popular, Inc. .......................      3,859         74,093
Regions Financial Corp. .............      7,064        233,960
Sky Financial Group, Inc. ...........      1,609         37,988
SunTrust Banks, Inc. ................      5,570        424,768
Synovus Financial Corp. .............      3,919        104,951
TCF Financial Corp. .................      1,906         50,414
TD Banknorth, Inc. ..................      1,762         51,891
UnionBanCal Corp. ...................        903         58,325
Valley National Bancorp..............      1,791         46,047
Wachovia Corp. ......................     24,943      1,348,917
Wells Fargo & Co. ...................     25,978      1,742,604
Zions Bancorp........................      1,606        125,172
                                                   ------------
                                                      7,218,919
                                                   ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.5%
Avery Dennison Corp. ................      1,506         87,438
Equifax, Inc. .......................      2,009         68,989
Pitney Bowes, Inc. ..................      3,517        145,252
R.R. Donnelley & Sons Co. ...........      3,312        105,819
Republic Services, Inc. .............      1,806         72,854
                                                   ------------
                                                        480,352
                                                   ------------
COMMUNICATIONS EQUIPMENT -- 1.2%
Comverse Technology, Inc. (a)........      3,233         63,916
Harris Corp. ........................      2,006         83,269
Lucent Technologies, Inc. (a)........     69,708        168,693
Motorola, Inc. ......................     38,657        778,939
Tellabs, Inc. (a)....................      6,428         85,557
                                                   ------------
                                                      1,180,374
                                                   ------------
COMPUTERS & PERIPHERALS -- 1.7%
Hewlett-Packard Co. .................     43,259      1,370,445
NCR Corp. (a)........................      2,812        103,032
Sun Microsystems, Inc. (a)...........     53,211        220,825
                                                   ------------
                                                      1,694,302
                                                   ------------
CONSTRUCTION MATERIALS -- 0.1%
Vulcan Materials Co. ................      1,406        109,668
                                                   ------------
CONTAINERS & PACKAGING -- 0.3%
Bemis Co., Inc. .....................      1,610         49,298
Owens-Illinois, Inc. (a).............      2,109         35,347
Sealed Air Corp. ....................      1,306         68,016

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
Smurfit-Stone Container Corp. (a)....      3,815   $     41,736
Sonoco Products Co. .................      1,506         47,665
Temple-Inland, Inc. .................      1,709         73,265
                                                   ------------
                                                        315,327
                                                   ------------
DISTRIBUTORS -- 0.1%
Genuine Parts Co. ...................      2,709        112,857
                                                   ------------
DIVERSIFIED CONSUMER SERVICES -- 0.0% (B)
The Service Master Co. ..............      4,418         45,638
                                                   ------------
DIVERSIFIED FINANCIAL SERVICES -- 9.4%
Bank of America Corp. ...............     70,768      3,403,941
CIT Group, Inc. .....................      3,094        161,785
Citigroup, Inc. .....................     77,091      3,718,870
JPMorgan Chase & Co. ................     53,881      2,263,002
Leucadia National Corp. .............      2,451         71,545
                                                   ------------
                                                      9,619,143
                                                   ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 4.5%
AT&T, Inc. ..........................     60,790      1,695,433
BellSouth Corp. .....................     28,405      1,028,261
CenturyTel, Inc. ....................      1,609         59,774
Citizens Communications Co. .........      5,121         66,829
Qwest Communications International,
  Inc. (a)...........................     23,895        193,311
Verizon Communications, Inc. ........     45,427      1,521,350
                                                   ------------
                                                      4,564,958
                                                   ------------
ELECTRIC UTILITIES -- 2.7%
Allegheny Energy, Inc. (a)...........      2,409         89,301
American Electric Power Co., Inc. ...      6,211        212,727
DPL, Inc. ...........................      1,819         48,749
Edison International.................      4,723        184,197
Entergy Corp. .......................      3,173        224,490
Exelon Corp. ........................     10,454        594,101
FirstEnergy Corp. ...................      5,146        278,965
FPL Group, Inc. .....................      5,638        233,300
Northeast Utilities..................      2,210         45,681
Pepco Holdings, Inc. ................      2,812         66,307
Pinnacle West Capital Corp. .........      1,506         60,104
PPL Corp. ...........................      5,791        187,049
Progress Energy, Inc. ...............      3,946        169,165
Reliant Energy, Inc. (a).............      4,518         54,126
The Southern Co. ....................     11,573        370,915
                                                   ------------
                                                      2,819,177
                                                   ------------
ELECTRICAL EQUIPMENT -- 0.9%
American Power Conversion Corp. .....      2,812         54,806
Cooper Industries, Ltd. .............      1,525        141,703
Emerson Electric Co. ................      6,428        538,731
Hubbell, Inc. (Class B)..............        903         43,028
Rockwell Automation, Inc. ...........      2,509        180,673
                                                   ------------
                                                        958,941
                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.5%
Agilent Technologies, Inc. (a).......      6,709        211,736
Arrow Electronics, Inc. (a)..........      1,910         61,502
Ingram Micro, Inc. (Class A) (a).....      2,306         41,808
Molex, Inc. .........................      2,009         67,442

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
Solectron Corp. (a)..................     14,565   $     49,812
Symbol Technologies, Inc. ...........      3,715         40,085
                                                   ------------
                                                        472,385
                                                   ------------
FOOD & STAPLES RETAILING -- 0.8%
Safeway, Inc. .......................      7,042        183,092
SUPERVALU, Inc. .....................      3,013         92,499
Sysco Corp. .........................      9,635        294,446
The Kroger Co. ......................     10,518        229,923
                                                   ------------
                                                        799,960
                                                   ------------
FOOD PRODUCTS -- 1.8%
Archer-Daniels-Midland Co. ..........      9,324        384,895
Campbell Soup Co. ...................      3,851        142,911
ConAgra Foods, Inc. .................      7,950        175,774
General Mills, Inc. .................      5,566        287,540
H.J. Heinz Co. ......................      4,957        204,327
Hormel Foods Corp. ..................      1,103         40,965
Kellogg Co. .........................      3,830        185,487
Kraft Foods, Inc. ...................      3,850        118,965
McCormick & Co., Inc. ...............      1,806         60,591
Sara Lee Corp. ......................     11,788        188,844
Smithfield Foods, Inc. (a)...........      1,507         43,447
Tyson Foods, Inc. (Class A)..........      3,612         53,674
                                                   ------------
                                                      1,887,420
                                                   ------------
GAS UTILITIES -- 0.1%
ONEOK, Inc. .........................      1,699         57,834
                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.0% (B)
Hillenbrand Industries, Inc. ........        903         43,795
                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 0.2%
CIGNA Corp. .........................      1,846        181,850
Tenet Healthcare Corp. (a)...........      7,131         49,774
                                                   ------------
                                                        231,624
                                                   ------------
HOTELS, RESTAURANTS & LEISURE -- 1.1%
Carnival Corp. ......................      6,628        276,653
McDonald's Corp. ....................     19,323        649,253
Royal Caribbean Cruises, Ltd. .......      2,009         76,844
Wendy's International, Inc. .........      1,809        105,446
                                                   ------------
                                                      1,108,196
                                                   ------------
HOUSEHOLD DURABLES -- 0.4%
Black & Decker Corp. ................      1,238        104,561
Leggett & Platt, Inc. ...............      2,913         72,767
Newell Rubbermaid, Inc. .............      4,115        106,290
The Stanley Works....................      1,303         61,528
Whirlpool Corp. .....................      1,218        100,668
                                                   ------------
                                                        445,814
                                                   ------------
HOUSEHOLD PRODUCTS -- 0.4%
Kimberly-Clark Corp. ................      7,161        441,834
                                                   ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.7%
Constellation Energy Group, Inc. ....      2,809        153,147
Mirant Corp. (a).....................      4,511        120,895
NRG Energy, Inc. (a).................      1,530         73,715
TXU Corp. ...........................      7,028        420,204
                                                   ------------
                                                        767,961
                                                   ------------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
INDUSTRIAL CONGLOMERATES -- 6.2%
General Electric Co. ................    160,952   $  5,304,978
Textron, Inc. .......................      1,706        157,259
Tyco International, Ltd. ............     31,479        865,672
                                                   ------------
                                                      6,327,909
                                                   ------------
INSURANCE -- 6.7%
ACE, Ltd. ...........................      4,905        248,144
Ambac Financial Group, Inc. .........      1,610        130,571
American International Group,
  Inc. ..............................     35,365      2,088,303
Aon Corp. ...........................      4,376        152,372
Arthur J. Gallagher & Co. ...........      1,406         35,628
Assurant, Inc. ......................      1,806         87,410
Chubb Corp. .........................      6,431        320,907
Cincinnati Financial Corp. ..........      2,309        108,546
CNA Financial Corp. (a)..............        500         16,480
Conseco, Inc. (a)....................      2,309         53,338
Everest Re Group, Ltd. ..............      1,003         86,830
Fidelity National Title Group,
  Inc. ..............................        548         10,779
Genworth Financial, Inc. (Class A)...      7,083        246,772
Lincoln National Corp. ..............      4,290        242,128
Loews Corp. .........................      7,301        258,821
Marsh & McLennan Cos., Inc. .........      8,520        229,103
MBIA, Inc. ..........................      2,106        123,306
MetLife, Inc. .......................      7,169        367,125
Nationwide Financial Services, Inc.
  (Class A)..........................        803         35,396
Old Republic International Corp. ....      3,262         69,709
SAFECO Corp. ........................      1,909        107,572
The Allstate Corp. ..................      9,877        540,568
The Hartford Financial Services
  Group, Inc. .......................      4,706        398,128
The St. Paul Travelers Cos., Inc. ...     10,828        482,712
Torchmark Corp. .....................      1,606         97,516
Unitrin, Inc. .......................        703         30,644
UnumProvident Corp. .................      4,518         81,911
White Mountains Insurance Group,
  Ltd. ..............................        112         54,544
XL Capital, Ltd. (Class A)...........      2,651        162,506
                                                   ------------
                                                      6,867,769
                                                   ------------
IT SERVICES -- 0.4%
Computer Sciences Corp. (a)..........      2,812        136,213
Electronic Data Systems Corp. .......      8,130        195,608
Sabre Holdings Corp. (Class A).......      2,110         46,420
                                                   ------------
                                                        378,241
                                                   ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.3%
Brunswick Corp. .....................      1,506         50,074
Eastman Kodak Co. ...................      4,352        103,491
Hasbro, Inc. ........................      2,409         43,627
Mattel, Inc. ........................      6,219        102,676
                                                   ------------
                                                        299,868
                                                   ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.1%
Applera Corp. -- Applied Biosystems
  Group..............................      2,982         96,468
PerkinElmer, Inc. ...................      1,806         37,745
                                                   ------------
                                                        134,213
                                                   ------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
MACHINERY -- 2.2%
Caterpillar, Inc. ...................     10,422   $    776,231
Cummins, Inc. .......................        603         73,717
Deere & Co. .........................      3,663        305,824
Dover Corp. .........................      3,112        153,826
Eaton Corp. .........................      2,310        174,174
Ingersoll-Rand Co., Ltd. (Class A)...      5,070        216,895
PACCAR, Inc. ........................      2,609        214,929
Pall Corp. ..........................      1,906         53,368
Parker-Hannifin Corp. ...............      1,809        140,378
Pentair, Inc. .......................      1,506         51,490
SPX Corp. ...........................        927         51,866
                                                   ------------
                                                      2,212,698
                                                   ------------
MEDIA -- 1.7%
CBS Corp. ...........................     10,789        291,842
Gannett Co., Inc. ...................      3,688        206,270
McClatchy Co. (Class A)..............        513         20,581
Meredith Corp. ......................        603         29,873
The Interpublic Group of Cos., Inc.
  (a)................................      6,428         53,674
The New York Times Co. (Class A).....      2,209         54,209
The Walt Disney Co. .................     31,803        954,090
Tribune Co. .........................      3,218        104,360
                                                   ------------
                                                      1,714,899
                                                   ------------
METALS & MINING -- 1.2%
Alcoa, Inc. .........................     13,535        437,993
Allegheny Technologies, Inc. ........      1,344         93,059
Nucor Corp. .........................      4,415        239,514
Phelps Dodge Corp. ..................      3,141        258,064
Southern Copper Corp. ...............        600         53,478
United States Steel Corp. ...........      1,709        119,835
                                                   ------------
                                                      1,201,943
                                                   ------------
MULTI-UTILITIES -- 2.7%
Alliant Energy Corp. ................      1,709         58,619
Ameren Corp. ........................      3,230        163,115
CenterPoint Energy, Inc. ............      4,115         51,438
Consolidated Edison, Inc. ...........      3,883        172,561
Dominion Resources, Inc. ............      5,393        403,342
DTE Energy Co. ......................      2,813        114,602
Duke Energy Corp. ...................     19,148        562,377
Energy East Corp. ...................      2,209         52,861
KeySpan Corp. .......................      2,613        105,565
MDU Resources Group, Inc. ...........      1,610         58,942
NiSource, Inc. ......................      4,118         89,937
NSTAR................................      1,606         45,932
PG&E Corp. ..........................      5,329        209,323
Public Service Enterprise Group,
  Inc. ..............................      3,916        258,926
SCANA Corp. .........................      1,506         58,101
Sempra Energy........................      3,515        159,862
TECO Energy, Inc. ...................      3,012         44,999
Wisconsin Energy Corp. ..............      1,806         72,782
Xcel Energy, Inc. ...................      6,024        115,540
                                                   ------------
                                                      2,798,824
                                                   ------------
MULTILINE RETAIL -- 0.5%
Federated Department Stores, Inc. ...      8,537        312,454
J. C. Penney Co., Inc. ..............      3,188        215,222
                                                   ------------
                                                        527,676
                                                   ------------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
OFFICE ELECTRONICS -- 0.2%
Xerox Corp. (a)......................     14,242   $    198,106
                                                   ------------
OIL, GAS & CONSUMABLE FUELS -- 11.8%
Chevron Corp. .......................     34,912      2,166,639
ConocoPhillips.......................     23,879      1,564,791
El Paso Corp. .......................     10,443        156,645
Energy Transfer Partners LP..........      1,177         52,553
Enterprise Products Partners LP......      4,191        104,356
Exxon Mobil Corp. ...................     94,493      5,797,146
Hess Corp. ..........................      3,918        207,066
Kerr-McGee Corp. ....................      3,463        240,159
Kinder Morgan Energy Partners LP.....      2,212        101,663
Marathon Oil Corp. ..................      5,697        474,560
Massey Energy Co. ...................      1,315         47,340
Noble Energy, Inc. ..................      2,709        126,944
Occidental Petroleum Corp. ..........      6,668        683,803
ONEOK Partners LP....................        719         35,483
Tesoro Corp. ........................      1,003         74,583
The Williams Cos., Inc. .............      8,933        208,675
                                                   ------------
                                                     12,042,406
                                                   ------------
PAPER & FOREST PRODUCTS -- 0.6%
International Paper Co. .............      7,669        247,709
Louisiana-Pacific Corp. .............      1,506         32,981
MeadWestvaco Corp. ..................      2,909         81,248
Weyerhaeuser Co. ....................      3,818        237,671
                                                   ------------
                                                        599,609
                                                   ------------
PHARMACEUTICALS -- 6.4%
Abbott Laboratories..................     23,926      1,043,413
Bristol-Myers Squibb Co. ............     30,388        785,834
Eli Lilly & Co. .....................     14,962        826,950
Merck & Co., Inc. ...................     34,217      1,246,525
Pfizer, Inc. ........................    113,628      2,666,849
                                                   ------------
                                                      6,569,571
                                                   ------------
REAL ESTATE INVESTMENT TRUSTS -- 2.4%
AMB Property Corp. ..................      1,406         71,073
Apartment Investment & Management Co.
  (Class A)..........................      1,406         61,091
Archstone-Smith Trust................      3,212        163,394
Avalonbay Communities, Inc. .........      1,103        122,014
Boston Properties, Inc. .............      1,709        154,494
Developers Diversified Realty
  Corp. .............................      1,606         83,801
Duke Realty Corp. ...................      2,209         77,646
Equity Office Properties Trust.......      5,693        207,851
Equity Residential...................      4,518        202,090
Health Care Property Investors,
  Inc. ..............................      2,009         53,721
Hospitality Properties Trust.........      1,003         44,052
Host Hotels & Resorts, Inc. .........      8,077        176,644
iStar Financial, Inc. ...............      1,706         64,402
Liberty Property Trust...............      1,306         57,725
Macerich Co. ........................      1,106         77,641
Mack-Cali Realty Corp. ..............        903         41,466
New Plan Excel Realty Trust..........      1,509         37,257
Plum Creek Timber Co., Inc. .........      2,809         99,720
ProLogis.............................      3,815        198,838
Public Storage, Inc. ................      1,407        106,791
Regency Centers Corp. ...............      1,115         69,297
Thornburg Mortgage, Inc. ............      1,506         41,972

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
United Dominion Realty Trust,
  Inc. ..............................      2,006   $     56,188
Vornado Realty Trust.................      2,010        196,076
Weingarten Realty Investors..........      1,207         46,204
                                                   ------------
                                                      2,511,448
                                                   ------------
ROAD & RAIL -- 1.1%
Burlington Northern Santa Fe
  Corp. .............................      5,655        448,159
CSX Corp. ...........................      3,421        240,975
Union Pacific Corp. .................      4,172        387,829
YRC Worldwide, Inc. (a)..............        809         34,067
                                                   ------------
                                                      1,111,030
                                                   ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.3%
Advanced Micro Devices, Inc. (a).....      7,507        183,321
Freescale Semiconductor, Inc. (Class
  B) (a).............................      6,446        189,512
Intel Corp. .........................     90,198      1,709,252
LSI Logic Corp. (a)..................      6,248         55,920
Micron Technology, Inc. (a)..........     11,212        168,853
Teradyne, Inc. (a)...................      2,912         40,564
                                                   ------------
                                                      2,347,422
                                                   ------------
SOFTWARE -- 1.3%
BMC Software, Inc. (a)...............      3,412         81,547
CA, Inc. ............................      7,327        150,570
Cadence Design Systems, Inc. (a).....      4,533         77,741
Novell, Inc. (a).....................      5,725         37,957
Oracle Corp. (a).....................     63,646        922,230
Synopsys, Inc. (a)...................      2,209         41,463
                                                   ------------
                                                      1,311,508
                                                   ------------
SPECIALTY RETAIL -- 0.3%
Barnes & Noble, Inc. ................        797         29,091
Circuit City Stores, Inc. ...........      2,909         79,183
Limited Brands.......................      5,192        132,863
RadioShack Corp. ....................      2,009         28,126
The Sherwin-Williams Co. ............      1,806         85,749
                                                   ------------
                                                        355,012
                                                   ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.2%
Jones Apparel Group, Inc. ...........      1,810         57,540
Polo Ralph Lauren Corp. .............        903         49,575
V. F. Corp. .........................      1,406         95,495
                                                   ------------
                                                        202,610
                                                   ------------
THRIFTS & MORTGAGE FINANCE -- 2.5%
Astoria Financial Corp. .............      1,501         45,705
Fannie Mae...........................     15,013        722,125
Freddie Mac..........................     10,690        609,437
MGIC Investment Corp. ...............      1,356         88,140
New York Community Bancorp, Inc. ....      3,621         59,783
People's Bank........................        903         29,664
PMI Group, Inc. .....................      1,406         62,679
Radian Group, Inc. ..................      1,306         80,685
Sovereign Bancorp, Inc. .............      6,223        126,396
Washington Mutual, Inc. .............     15,196        692,634
Webster Financial Corp. .............        803         38,094
                                                   ------------
                                                      2,555,342
                                                   ------------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
TOBACCO -- 2.6%
Altria Group, Inc. ..................     32,082   $  2,355,781
Reynolds American, Inc. .............      1,292        148,968
UST, Inc. ...........................      2,509        113,382
                                                   ------------
                                                      2,618,131
                                                   ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
W.W. Grainger, Inc. .................      1,207         90,803
                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
ALLTEL Corp. ........................      5,939        379,086
Telephone & Data Systems, Inc. ......      1,506         62,349
                                                   ------------
                                                        441,435
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $96,350,635).................               102,135,177
                                                   ------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $134,281)...............    134,281   $    134,281
                                                   ------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $96,484,916).................               102,269,458
OTHER ASSETS AND
  LIABILITIES -- 0.2%................                   163,038
                                                   ------------
NET ASSETS -- 100.0%.................              $102,432,496
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
COMMON STOCKS -- 99.9%
AEROSPACE & DEFENSE -- 0.5%
Alliant Techsystems, Inc. (a)..........       373   $    28,478
Goodrich Corp. ........................     1,264        50,927
                                                    -----------
                                                         79,405
                                                    -----------
AIR FREIGHT & LOGISTICS -- 0.1%
UTI Worldwide, Inc. ...................       823        20,764
                                                    -----------
AIRLINES -- 0.7%
AMR Corp. (a)..........................     1,998        50,789
UAL Corp. (a)..........................       916        28,414
US Airways Group, Inc. (a).............       551        27,848
                                                    -----------
                                                        107,051
                                                    -----------
AUTO COMPONENTS -- 0.5%
BorgWarner, Inc. ......................       599        38,995
Gentex Corp. ..........................     1,560        21,840
The Goodyear Tire & Rubber Co. (a).....     1,540        17,094
TRW Automotive Holdings Corp. (a)......       355         9,684
                                                    -----------
                                                         87,613
                                                    -----------
AUTOMOBILES -- 0.1%
Thor Industries, Inc. .................       396        19,186
                                                    -----------
BEVERAGES -- 0.4%
Molson Coors Brewing Co. ..............       696        47,244
PepsiAmericas, Inc. ...................       672        14,858
                                                    -----------
                                                         62,102
                                                    -----------
BIOTECHNOLOGY -- 1.4%
Alkermes, Inc. (a).....................       892        16,877
Amylin Pharmaceuticals, Inc. (a).......     1,145        56,529
Cephalon, Inc. (a).....................       604        36,300
ImClone Systems, Inc. (a)..............       710        27,434
Millennium Pharmaceuticals, Inc. (a)...     3,047        30,379
Neurocrine Biosciences, Inc. (a).......       348         3,689
PDL BioPharma, Inc. (a)................     1,109        20,417
Vertex Pharmaceuticals, Inc. (a).......     1,064        39,059
                                                    -----------
                                                        230,684
                                                    -----------
BUILDING PRODUCTS -- 0.2%
USG Corp. (a)..........................       342        24,942
                                                    -----------
CAPITAL MARKETS -- 2.2%
A.G. Edwards, Inc. ....................       784        43,371
Affiliated Managers Group, Inc. (a)....       341        29,629
AllianceBernstein Holding LP...........       280        17,119
Eaton Vance Corp. .....................     1,277        31,874
Federated Investors, Inc. .............       945        29,767
Investors Financial Services Corp. ....       630        28,287
Janus Capital Group, Inc. .............     2,151        38,503
Jefferies Group, Inc. .................     1,052        31,171
Nuveen Investments, Inc. ..............       793        34,139
Raymond James Financial, Inc. .........       973        29,453
SEI Investments Co. ...................       730        35,682
                                                    -----------
                                                        348,995
                                                    -----------
CHEMICALS -- 3.0%
Airgas, Inc. ..........................       689        25,665
Ashland, Inc. .........................       724        48,291
Cabot Corp. ...........................       606        20,919
Celanese Corp. ........................       763        15,580

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Chemtura Corp. ........................     2,543   $    23,752
Cytec Industries, Inc. ................       404        21,679
Eastman Chemical Co. ..................       855        46,170
FMC Corp. .............................       366        23,567
Huntsman Corp. (a).....................       985        17,060
International Flavors & Fragrances,
  Inc. ................................       848        29,883
Lubrizol Corp. ........................       696        27,735
Lyondell Chemical Co. .................     2,280        51,665
Nalco Holding Co. (a)..................       917        16,167
Sigma-Aldrich Corp. ...................       591        42,930
The Mosaic Co. (a).....................     1,381        21,613
The Scotts Miracle-Gro Co. (Class A)...       492        20,821
Valspar Corp. .........................       960        25,354
Westlake Chemical Corp. ...............       205         6,109
                                                    -----------
                                                        484,960
                                                    -----------
COMMERCIAL BANKS -- 3.4%
Associated Bancorp.....................     1,269        40,012
Bank of Hawaii Corp. ..................       518        25,693
BOK Financial Corp. ...................       225        11,176
City National Corp. ...................       431        28,054
Colonial BancGroup, Inc. ..............     1,583        40,651
Commerce Bancshares, Inc. .............       671        33,584
Cullen/Frost Bankers, Inc. ............       565        32,374
First Horizon National Corp. ..........     1,247        50,129
Fulton Financial Corp. ................     1,739        27,685
Mercantile Bankshares Corp. ...........     1,239        44,195
Popular, Inc. .........................     2,592        49,766
Sky Financial Group, Inc. .............     1,154        27,246
TCF Financial Corp. ...................     1,305        34,517
TD Banknorth, Inc. ....................     1,142        33,632
Valley National Bancorp................     1,188        30,532
Wachovia Corp. ........................         1            20
Wilmington Trust Corp. ................       692        29,189
                                                    -----------
                                                        538,455
                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 3.4%
ADESA, Inc. ...........................       865        19,238
Allied Waste Industries, Inc. (a)......     2,320        26,355
Aramark Corp. .........................     1,199        39,699
ChoicePoint, Inc. (a)..................       876        36,590
Copart, Inc. (a).......................       728        17,880
Covanta Holding Corp. (a)..............       899        15,867
Dun & Bradstreet Corp. (a).............       676        47,104
Equifax, Inc. .........................     1,311        45,020
HNI Corp. .............................       426        19,319
Manpower, Inc. ........................       905        58,463
Monster Worldwide, Inc. (a)............     1,172        49,997
Republic Services, Inc. ...............     1,223        49,336
Steelcase, Inc. (Class A)..............       528         8,686
Stericycle, Inc. (a)...................       456        29,686
The Brink's Co. .......................       459        25,892
The Corporate Executive Board Co. .....       408        40,881
West Corp. (a).........................       286        13,702
                                                    -----------
                                                        543,715
                                                    -----------
COMMUNICATIONS EQUIPMENT -- 1.4%
ADC Telecommunications, Inc. (a).......     1,259        21,227
Avaya, Inc. (a)........................     4,875        55,673
CIENA Corp. (a)........................     5,752        27,667

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
F5 Networks, Inc. (a)..................       432   $    23,103
JDS Uniphase Corp. (a).................    17,123        43,321
Tellabs, Inc. (a)......................     4,110        54,704
                                                    -----------
                                                        225,695
                                                    -----------
COMPUTERS & PERIPHERALS -- 1.0%
Diebold, Inc. .........................       696        28,271
Lexmark International, Inc. (a)........     1,070        59,738
QLogic Corp. (a).......................     1,658        28,584
Western Digital Corp. (a)..............     2,170        42,988
                                                    -----------
                                                        159,581
                                                    -----------
CONSTRUCTION & ENGINEERING -- 0.6%
Foster Wheeler, Ltd. (a)...............       648        27,993
Jacobs Engineering Group, Inc. (a).....       605        48,182
The Shaw Group, Inc. (a)...............       792        22,018
                                                    -----------
                                                         98,193
                                                    -----------
CONSTRUCTION MATERIALS -- 0.6%
Eagle Materials, Inc. .................       541        25,697
Florida Rock Industries, Inc. .........       518        25,729
Martin Marietta Materials, Inc. .......       479        43,661
                                                    -----------
                                                         95,087
                                                    -----------
CONSUMER FINANCE -- 0.5%
AmeriCredit Corp. (a)..................     1,323        36,938
First Marblehead Corp. ................       332        18,904
Nelnet, Inc. (a).......................       256        10,381
Student Loan Corp. ....................        42         8,484
                                                    -----------
                                                         74,707
                                                    -----------
CONTAINERS & PACKAGING -- 2.1%
Ball Corp. ............................     1,057        39,151
Bemis Co., Inc. .......................     1,081        33,100
Crown Holdings, Inc. (a)...............     1,622        25,255
Owens-Illinois, Inc. (a)...............     1,525        25,559
Packaging Corp. of America.............       761        16,757
Pactiv Corp. (a).......................     1,485        36,754
Sealed Air Corp. ......................       830        43,227
Smurfit-Stone Container Corp. (a)......     2,570        28,116
Sonoco Products Co. ...................       979        30,985
Temple-Inland, Inc. ...................     1,151        49,343
                                                    -----------
                                                        328,247
                                                    -----------
DIVERSIFIED CONSUMER SERVICES -- 1.0%
Career Education Corp. (a).............     1,012        30,249
ITT Educational Services, Inc. (a).....       444        29,220
Laureate Education, Inc. (a)...........       486        20,718
Service Corp. International............     3,002        24,436
The Service Master Co. ................     2,887        29,823
Weight Watchers International, Inc. ...       470        19,218
                                                    -----------
                                                        153,664
                                                    -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.6%
IntercontinentalExchange, Inc. (a).....       192        11,124
Leucadia National Corp. ...............     1,620        47,288
Nasdaq Stock Market, Inc. (a)..........       990        29,601
                                                    -----------
                                                         88,013
                                                    -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.8%
CenturyTel, Inc. ......................     1,104        41,013
Citizens Communications Co. ...........     3,358        43,822

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Level 3 Communications, Inc. (a).......     8,309   $    36,892
PanAmSat Holding Corp. ................       559        13,964
                                                    -----------
                                                        135,691
                                                    -----------
ELECTRIC UTILITIES -- 1.5%
Allegheny Energy, Inc. (a).............     1,667        61,796
DPL, Inc. .............................     1,267        33,955
Northeast Utilities....................     1,561        32,266
Pepco Holdings, Inc. ..................     1,857        43,788
Pinnacle West Capital Corp. ...........       967        38,593
Reliant Energy, Inc. (a)...............     2,957        35,425
                                                    -----------
                                                        245,823
                                                    -----------
ELECTRICAL EQUIPMENT -- 1.1%
American Power Conversion Corp. .......     1,860        36,251
AMETEK, Inc. ..........................       752        35,630
Hubbell, Inc. (Class B)................       576        27,446
Roper Industries, Inc. ................       890        41,608
Thomas & Betts Corp. (a)...............       635        32,576
                                                    -----------
                                                        173,511
                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.5%
Amphenol Corp. (Class A)...............       905        50,644
Arrow Electronics, Inc. (a)............     1,225        39,445
Avnet, Inc. (a)........................     1,445        28,929
AVX Corp. .............................       448         7,074
CDW Corp. .............................       626        34,211
Dolby Laboratories, Inc. (a)...........       280         6,524
Ingram Micro, Inc. (Class A) (a).......     1,373        24,893
Molex, Inc. ...........................     1,419        47,636
National Instruments Corp. ............       577        15,810
Solectron Corp. (a)....................     9,101        31,125
Sunpower Corp. (a).....................       150         4,203
Symbol Technologies, Inc. .............     2,646        28,550
Tektronix, Inc. .......................       841        24,742
Trimble Navigation, Ltd. (a)...........       536        23,927
Vishay Intertechnology, Inc. (a).......     1,714        26,961
                                                    -----------
                                                        394,674
                                                    -----------
ENERGY EQUIPMENT & SERVICES -- 2.4%
Cameron International Corp. (a)........     1,168        55,795
FMC Technologies, Inc. (a).............       709        47,829
Grant Prideco, Inc. (a)................     1,298        58,086
Helmerich & Payne, Inc. ...............       496        29,889
Patterson-UTI Energy, Inc. ............     1,775        50,250
Pride International, Inc. (a)..........     1,625        50,749
Rowan Cos., Inc. ......................     1,143        40,679
Tidewater, Inc. .......................       545        26,814
Unit Corp. (a).........................       476        27,080
                                                    -----------
                                                        387,171
                                                    -----------
FOOD & STAPLES RETAILING -- 0.4%
SUPERVALU, Inc. .......................     2,071        63,580
                                                    -----------
FOOD PRODUCTS -- 1.4%
Dean Foods Co. (a).....................     1,388        51,620
Del Monte Foods Co. ...................     2,029        22,786
Hormel Foods Corp. ....................       755        28,041
McCormick & Co., Inc. .................     1,185        39,757
Smithfield Foods, Inc. (a).............       900        25,947

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
The J.M. Smucker Co. ..................       593   $    26,507
Tyson Foods, Inc. (Class A)............     2,396        35,604
                                                    -----------
                                                        230,262
                                                    -----------
GAS UTILITIES -- 1.4%
AGL Resources, Inc. ...................       794        30,267
Energen Corp. .........................       672        25,812
Equitable Resources, Inc. .............     1,157        38,759
National Fuel Gas Co. .................       856        30,080
ONEOK, Inc. ...........................     1,113        37,887
Southern Union Co. ....................     1,063        28,765
UGI Corp. .............................     1,125        27,697
                                                    -----------
                                                        219,267
                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.9%
Advanced Medical Optics, Inc. (a)......       675        34,223
Bausch & Lomb, Inc. ...................       541        26,531
Beckman Coulter, Inc. .................       642        35,663
Cytyc Corp. (a)........................     1,145        29,037
Dade Behring Holdings, Inc. ...........       872        36,310
Dentsply International, Inc. ..........       748        45,329
Edwards Lifesciences Corp. (a).........       606        27,531
Gen-Probe, Inc. (a)....................       536        28,933
Hillenbrand Industries, Inc. ..........       601        29,149
IDEXX Laboratories, Inc. (a)...........       321        24,117
Intuitive Surgical, Inc. (a)...........       357        42,115
Kinetic Concepts, Inc. (a).............       556        24,547
ResMed, Inc. (a).......................       774        36,339
Respironics, Inc. (a)..................       702        24,022
The Cooper Cos., Inc. .................       473        20,949
                                                    -----------
                                                        464,795
                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 3.6%
Community Health Systems, Inc. (a).....     1,000        36,750
DaVita, Inc. (a).......................     1,033        51,340
Health Management Associates, Inc. ....     2,468        48,644
Health Net, Inc. (a)...................     1,176        53,120
Henry Schein, Inc. (a).................       897        41,917
Lincare Holdings, Inc. (a).............       997        37,726
Manor Care, Inc. ......................       811        38,052
Omnicare, Inc. ........................     1,235        58,564
Patterson Cos., Inc. (a)...............     1,313        45,863
Pediatrix Medical Group, Inc. (a)......       480        21,744
Sierra Health Services, Inc. (a).......       520        23,416
Tenet Healthcare Corp. (a).............     4,720        32,946
Triad Hospitals, Inc. (a)..............       882        34,909
Universal Health Services, Inc. (Class
  B)...................................       511        25,683
VCA Antech, Inc. (a)...................       834        26,630
                                                    -----------
                                                        577,304
                                                    -----------
HEALTH CARE TECHNOLOGY -- 0.3%
Cerner Corp. (a).......................       588        21,821
Emdeon Corp. (a).......................     2,730        33,879
                                                    -----------
                                                         55,700
                                                    -----------
HOTELS, RESTAURANTS & LEISURE -- 2.2%
American Real Estate Partners LP.......        56         2,285
Boyd Gaming Corp. .....................       508        20,503
Brinker International, Inc. ...........       860        31,218
Burger King Holdings, Inc. (a).........       254         4,000
Choice Hotels International, Inc. .....       360        21,816

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
GTECH Holdings Corp. ..................     1,239   $    43,092
International Speedway Corp. (Class
  A)...................................       374        17,342
Kerzner International, Ltd. (a)........       300        23,784
OSI Restaurant Partners, Inc. .........       731        25,293
Penn National Gaming, Inc. (a).........       740        28,697
Scientific Games Corp. (ClassA) (a)....       701        24,970
Station Casinos, Inc. .................       473        32,202
The Cheesecake Factory, Inc. (a).......       762        20,536
Wynn Resorts, Ltd. (a).................       769        56,368
                                                    -----------
                                                        352,106
                                                    -----------
HOUSEHOLD DURABLES -- 1.5%
Beazer Homes USA, Inc. ................       426        19,541
Hovnanian Enterprises, Inc. (a)........       384        11,551
Leggett & Platt, Inc. .................     1,854        46,313
M.D.C. Holdings, Inc. .................       320        16,617
NVR, Inc. (a)..........................        53        26,036
Ryland Group, Inc. ....................       468        20,391
Snap-on, Inc. .........................       571        23,080
The Stanley Works......................       826        39,004
Toll Brothers, Inc. (a)................     1,204        30,786
                                                    -----------
                                                        233,319
                                                    -----------
HOUSEHOLD PRODUCTS -- 0.4%
Church & Dwight Co., Inc. .............       695        25,312
Energizer Holdings, Inc. (a)...........       626        36,665
                                                    -----------
                                                         61,977
                                                    -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.3%
NRG Energy, Inc. (a)...................       992        47,795
                                                    -----------
INDUSTRIAL CONGLOMERATES -- 0.8%
Carlisle Cos., Inc. ...................       311        24,662
McDermott International, Inc. (a)......     1,110        50,472
Teleflex, Inc. ........................       392        21,176
Walter Industries, Inc. ...............       420        24,213
                                                    -----------
                                                        120,523
                                                    -----------
INSURANCE -- 4.4%
Alleghany Corp. (a)....................        55        15,200
American Financial Group, Inc. ........       435        18,662
American National Insurance Co. .......       172        22,312
AmerUs Group Co. ......................       394        23,069
Arthur J. Gallagher & Co. .............     1,008        25,543
Axis Capital Holdings, Ltd. ...........     1,429        40,884
Brown & Brown, Inc. ...................     1,120        32,726
Conseco, Inc. (a)......................     1,543        35,643
Erie Indemnity Co. (Class A)...........       547        28,444
Fidelity National Title Group, Inc. ...       308         6,058
First American Corp. ..................       870        36,775
Hanover Insurance Group, Inc. .........       533        25,296
HCC Insurance Holdings, Inc. ..........     1,105        32,531
Markel Corp. (a).......................        96        33,312
Mercury General Corp. .................       287        16,178
Old Republic International Corp. ......     2,140        45,732
PartnerRe, Ltd. .......................       552        35,356
Philadelphia Consolidated Holding Corp.
  (a)..................................       604        18,337
Protective Life Corp. .................       667        31,096
Reinsurance Group America, Inc. .......       294        14,450
RenaissanceRe Holdings, Ltd. ..........       637        30,869

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
StanCorp Financial Group, Inc. ........       528   $    26,880
Transatlantic Holdings, Inc. ..........       287        16,043
Unitrin, Inc. .........................       486        21,185
Wesco Financial Corp. .................        15         5,715
WR Berkley Corp. ......................     1,814        61,912
                                                    -----------
                                                        700,208
                                                    -----------
INTERNET & CATALOG RETAIL -- 0.1%
Coldwater Creek, Inc. (a)..............       619        16,564
                                                    -----------
INTERNET SOFTWARE & SERVICES -- 0.4%
Akamai Technologies, Inc. (a)..........     1,547        55,986
                                                    -----------
IT SERVICES -- 2.4%
Acxiom Corp. ..........................       692        17,300
Alliance Data Systems Corp. (a)........       683        40,174
Ceridian Corp. (a).....................     1,439        35,169
Checkfree Corp. (a)....................       748        37,071
Convergys Corp. (a)....................     1,421        27,710
DST Systems, Inc. (a)..................       586        34,867
Global Payments, Inc. .................       808        39,228
Hewitt Associates, Inc. (Class A)
  (a)..................................       530        11,914
Iron Mountain, Inc. (a)................     1,235        46,164
MoneyGram International, Inc. .........       887        30,114
Sabre Holdings Corp. (Class A).........     1,335        29,370
Total System Services, Inc. ...........       411         7,912
Unisys Corp. (a).......................     3,701        23,242
                                                    -----------
                                                        380,235
                                                    -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.5%
Brunswick Corp. .......................       961        31,953
Hasbro, Inc. ..........................     1,612        29,194
Pool Corp. ............................       538        23,473
                                                    -----------
                                                         84,620
                                                    -----------
LIFE SCIENCES TOOLS & SERVICES -- 2.4%
Applera Corp. -- Applied Biosystems
  Group................................     1,830        59,201
Charles River Laboratories
  International, Inc. (a)..............       729        26,827
Covance, Inc. (a)......................       637        38,997
Invitrogen Corp. (a)...................       535        35,347
Millipore Corp. (a)....................       525        33,070
PerkinElmer, Inc. .....................     1,217        25,435
Pharmaceutical Product Development,
  Inc. ................................     1,063        37,333
Techne Corp. (a).......................       399        20,317
Thermo Electron Corp. (a)..............     1,655        59,977
Waters Corp. (a).......................     1,057        46,931
                                                    -----------
                                                        383,435
                                                    -----------
MACHINERY -- 3.7%
Crane Co. .............................       552        22,963
Cummins, Inc. .........................       426        52,078
Donaldson Co., Inc. ...................       735        24,894
Flowserve Corp. (a)....................       571        32,490
Graco, Inc. ...........................       702        32,278
Harsco Corp. ..........................       422        32,899
IDEX Corp. ............................       534        25,205
JLG Industries, Inc. ..................     1,104        24,840
Joy Global, Inc. ......................     1,238        64,487
Kennametal, Inc. ......................       394        24,526
Oshkosh Truck Corp. ...................       759        36,068
Pall Corp. ............................     1,263        35,364

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Pentair, Inc. .........................     1,009   $    34,498
SPX Corp. .............................       607        33,962
Terex Corp. (a)........................       507        50,041
The Timken Co. ........................       903        30,260
Trinity Industries, Inc. ..............       769        31,068
                                                    -----------
                                                        587,921
                                                    -----------
MEDIA -- 2.5%
Belo Corp. ............................       956        14,914
Discovery Holding Co. (Class A) (a)....     2,854        41,754
Dow Jones & Co., Inc. .................       488        17,085
DreamWorks Animation SKG, Inc. (Class
  A) (a)...............................       487        11,152
Getty Images, Inc. (a).................       495        31,437
Harte-Hanks, Inc. .....................       528        13,538
John Wiley & Sons, Inc. (Class A)......       480        15,936
Lamar Advertising Co. (a)..............       904        48,689
McClatchy Co. (Class A)................       584        23,442
Meredith Corp. ........................       407        20,163
R.H. Donnelley Corp. ..................       490        26,494
Regal Entertainment Group..............       494        10,038
The Interpublic Group of Cos., Inc.
  (a)..................................     4,471        37,333
The New York Times Co. (Class A).......     1,509        37,031
Warner Music Group Corp. ..............       466        13,738
XM Satellite Radio Holdings, Inc.
  (Class A) (a)........................     2,626        38,471
                                                    -----------
                                                        401,215
                                                    -----------
METALS & MINING -- 1.5%
Allegheny Technologies, Inc. ..........       889        61,554
Commercial Metals Co. .................     1,225        31,483
Glamis Gold, Ltd. (a)..................     1,680        63,605
Meridian Gold, Inc. (a)................     1,008        31,933
Reliance Steel & Aluminum Co. .........       304        25,217
Titanium Metals Corp. (a)..............       766        26,335
                                                    -----------
                                                        240,127
                                                    -----------
MULTI-UTILITIES -- 2.8%
Alliant Energy Corp. ..................     1,169        40,097
CenterPoint Energy, Inc. ..............     2,760        34,500
CMS Energy Corp. (a)...................     2,190        28,339
Energy East Corp. .....................     1,507        36,062
MDU Resources Group, Inc. .............     1,129        41,333
NiSource, Inc. ........................     2,764        60,366
NSTAR..................................     1,063        30,402
OGE Energy Corp. ......................       914        32,017
Puget Energy, Inc. ....................     1,168        25,089
SCANA Corp. ...........................     1,015        39,159
TECO Energy, Inc. .....................     2,141        31,986
Wisconsin Energy Corp. ................     1,171        47,191
                                                    -----------
                                                        446,541
                                                    -----------
MULTILINE RETAIL -- 0.5%
Dollar Tree Stores, Inc. (a)...........     1,087        28,806
Family Dollar Stores, Inc. ............     1,491        36,425
Saks, Inc. ............................     1,195        19,323
                                                    -----------
                                                         84,554
                                                    -----------
OFFICE ELECTRONICS -- 0.1%
Zebra Technologies Corp. (Class A)
  (a)..................................       694        23,707
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
OIL, GAS & CONSUMABLE FUELS -- 5.8%
Arch Coal, Inc. .......................     1,478   $    62,623
Cimarex Energy Co. ....................       842        36,206
CNX Gas Corp. (a)......................       312         9,360
CONSOL Energy, Inc. ...................     1,866        87,179
Denbury Resources, Inc. (a)............     1,221        38,669
Enbridge Energy Partners LP............       507        22,080
Energy Transfer Equity LP..............       256         6,781
Energy Transfer Partners LP............       771        34,425
Enterprise GP Holdings LP..............       108         3,502
Frontier Oil Corp. ....................     1,112        36,029
Helix Energy Solutions Group, Inc.
  (a)..................................       849        34,266
Kinder Morgan Management LLC (a).......       550        23,662
Massey Energy Co. .....................       833        29,988
Newfield Exploration Co. (a)...........     1,296        63,426
ONEOK Partners LP......................       471        23,244
Pioneer Natural Resources Co. .........     1,328        61,632
Plains All American Pipeline LP........       596        26,027
Plains Exploration & Production Co.
  (a)..................................       807        32,716
Pogo Producing Co. ....................       558        25,724
Quicksilver Resources, Inc. (a)........       586        21,571
Range Resources Corp. .................     1,303        35,428
Southwestern Energy Co. (a)............     1,701        53,003
Teekay Shipping Corp. .................       440        18,410
TEPPCO Partners LP.....................       711        25,063
Tesoro Corp. ..........................       689        51,234
Valero LP..............................       348        17,174
W&T Offshore, Inc. ....................       176         6,845
Western Gas Resources, Inc. ...........       668        39,980
                                                    -----------
                                                        926,247
                                                    -----------
PAPER & FOREST PRODUCTS -- 0.5%
Louisiana-Pacific Corp. ...............     1,097        24,024
MeadWestvaco Corp. ....................     1,852        51,727
                                                    -----------
                                                         75,751
                                                    -----------
PERSONAL PRODUCTS -- 0.4%
Alberto-Culver Co. ....................       843        41,071
Herbalife, Ltd. (a)....................       403        16,080
                                                    -----------
                                                         57,151
                                                    -----------
PHARMACEUTICALS -- 1.0%
Endo Pharmaceuticals Holdings, Inc.
  (a)..................................     1,340        44,193
King Pharmaceuticals, Inc. (a).........     2,437        41,429
Mylan Laboratories, Inc. ..............     2,177        43,540
Watson Pharmaceuticals, Inc. (a).......     1,185        27,587
                                                    -----------
                                                        156,749
                                                    -----------
REAL ESTATE INVESTMENT TRUSTS -- 6.8%
AMB Property Corp. ....................       887        44,838
Apartment Investment & Management Co.
  (Class A)............................       987        42,885
Brandywine Realty Trust................       884        28,438
BRE Properties, Inc. (Class A).........       524        28,820
Camden Property Trust..................       565        41,556
CapitalSource, Inc. ...................     1,231        28,879
CarrAmerica Realty Corp. ..............       589        26,240
CBL & Associates Properties, Inc. .....       652        25,382
Colonial Properties Trust..............       461        22,773
Duke Realty Corp. .....................     1,370        48,156
Essex Property Trust, Inc. ............       237        26,463

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Federal Realty Investment Trust........       539   $    37,730
Global Signal, Inc. ...................       230        10,654
Health Care Property Investors,
  Inc. ................................     1,323        35,377
Hospitality Properties Trust...........       683        29,997
HRPT Properties Trust..................     2,113        24,426
iStar Financial, Inc. .................     1,175        44,356
Liberty Property Trust.................       897        39,647
Macerich Co. ..........................       718        50,404
Mack-Cali Realty Corp. ................       635        29,159
Mills Corp. ...........................       566        15,141
New Plan Excel Realty Trust............     1,099        27,134
Pan Pacific Retail Properties, Inc. ...       413        28,650
Rayonier, Inc. ........................       805        30,518
Reckson Associates Realty Corp. .......       867        35,876
Regency Centers Corp. .................       691        42,946
Shurgard Storage Centers, Inc. (Class
  A)...................................       490        30,625
SL Green Realty Corp. .................       432        47,291
Thornburg Mortgage, Inc. ..............     1,096        30,546
Trizec Properties, Inc. ...............     1,009        28,898
United Dominion Realty Trust, Inc. ....     1,415        39,634
Ventas, Inc. ..........................     1,021        34,592
Weingarten Realty Investors............       843        32,270
                                                    -----------
                                                      1,090,301
                                                    -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.1%
Brookfield Properties Corp. ...........     1,188        38,218
CB Richard Ellis Group, Inc. (Class A)
  (a)..................................     1,824        45,417
Forest City Enterprises, Inc. .........       686        34,238
Jones Lang LaSalle, Inc. ..............       332        29,067
The St. Joe Co. .......................       720        33,509
                                                    -----------
                                                        180,449
                                                    -----------
ROAD & RAIL -- 1.1%
Con-way, Inc. .........................       526        30,471
J.B. Hunt Transport Services, Inc. ....     1,195        29,767
Laidlaw International, Inc. ...........       957        24,116
Landstar Systems, Inc. ................       561        26,496
Ryder Systems, Inc. ...................       625        36,519
YRC Worldwide, Inc. (a)................       568        23,919
                                                    -----------
                                                        171,288
                                                    -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.6%
Agere Systems, Inc. (a)................     1,772        26,048
Cree, Inc. (a).........................       784        18,628
Cypress Semiconductor Corp. (a)........     1,459        21,214
Integrated Device Technology, Inc.
  (a)..................................     2,040        28,927
International Rectifier Corp. (a)......       697        27,239
Intersil Corp. (Class A)...............     1,440        33,480
Lam Research Corp. (a).................     1,450        67,599
LSI Logic Corp. (a)....................     3,929        35,165
MEMC Electronic Materials, Inc. (a)....     1,531        57,412
Novellus Systems, Inc. (a).............     1,293        31,937
Rambus, Inc. (a).......................       960        21,898
Silicon Laboratories, Inc. (a).........       560        19,684
Teradyne, Inc. (a).....................     1,921        26,759
                                                    -----------
                                                        415,990
                                                    -----------
SOFTWARE -- 3.2%
Activision, Inc. (a)...................     2,667        30,350
BEA Systems, Inc. (a)..................     3,959        51,823

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
BMC Software, Inc. (a).................     2,179   $    52,078
Cadence Design Systems, Inc. (a).......     2,906        49,838
Citrix Systems, Inc. (a)...............     1,862        74,741
Compuware Corp. (a)....................     3,509        23,510
Fair Isaac Corp. ......................       663        24,074
McAfee, Inc. (a).......................     1,618        39,269
NAVTEQ Corp. (a).......................       941        42,044
Novell, Inc. (a).......................     3,699        24,524
Red Hat, Inc. (a)......................     1,869        43,735
Salesforce.com, Inc. (a)...............       843        22,474
Synopsys, Inc. (a).....................     1,483        27,836
                                                    -----------
                                                        506,296
                                                    -----------
SPECIALTY RETAIL -- 4.2%
Abercrombie & Fitch Co. ...............       901        49,942
Advance Auto Parts, Inc. ..............     1,123        32,455
American Eagle Outfitters, Inc. .......     1,313        44,694
AnnTaylor Stores Corp. (a).............       742        32,188
Barnes & Noble, Inc. ..................       534        19,491
CarMax, Inc. (a).......................     1,032        36,595
Circuit City Stores, Inc. .............     1,851        50,384
Claire's Stores, Inc. .................     1,009        25,740
Foot Locker, Inc. .....................     1,603        39,257
GameStop Corp. (Class A) (a)...........       677        28,434
Michaels Stores, Inc. .................     1,377        56,787
O'Reilly Automotive, Inc. (a)..........     1,111        34,652
PETsMART, Inc. ........................     1,471        37,658
RadioShack Corp. ......................     1,368        19,152
Ross Stores, Inc. .....................     1,513        42,440
Tiffany & Co. .........................     1,432        47,285
Tractor Supply Co. (a).................       368        20,339
Urban Outfitters, Inc. (a).............     1,141        19,956
Williams-Sonoma, Inc. .................       915        31,156
                                                    -----------
                                                        668,605
                                                    -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.8%
Jones Apparel Group, Inc. .............     1,142        36,304
Liz Claiborne, Inc. ...................     1,087        40,284
Polo Ralph Lauren Corp. ...............       601        32,995
The Timberland Co. (Class A) (a).......       520        13,572
                                                    -----------
                                                        123,155
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
THRIFTS & MORTGAGE FINANCE -- 1.6%
Astoria Financial Corp. ...............       941   $    28,653
Capitol Federal Financial..............       236         8,092
IndyMac Bancorp, Inc. .................       683        31,316
New York Community Bancorp, Inc. ......     2,719        44,891
People's Bank..........................       646        21,221
PMI Group, Inc. .......................       908        40,479
Radian Group, Inc. ....................       837        51,710
Webster Financial Corp. ...............       541        25,665
                                                    -----------
                                                        252,027
                                                    -----------
TOBACCO -- 0.3%
Loews Corp. (Carolina Group)...........       945        48,545
                                                    -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.8%
Fastenal Co. ..........................     1,431        57,654
MSC Industrial Direct Co., Inc. (Class
  A)...................................       494        23,500
United Rentals, Inc. (a)...............       652        20,851
Wesco International, Inc. (a)..........       480        33,120
                                                    -----------
                                                        135,126
                                                    -----------
WATER UTILITIES -- 0.2%
Aqua America, Inc. ....................     1,268        28,898
                                                    -----------
WIRELESS TELECOMMUNICATION SERVICES -- 1.0%
Leap Wireless International, Inc.
  (a)..................................       451        21,400
NII Holdings, Inc. (a).................     1,408        79,383
Telephone & Data Systems, Inc. ........     1,021        42,269
US Cellular Corp. (a)..................       166        10,059
                                                    -----------
                                                        153,112
                                                    -----------
TOTAL COMMON STOCKS -- (Cost
  $15,308,887).........................              15,929,359
                                                    -----------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class Prime
  Fund (Cost $52,933)..................    52,933        52,933
                                                    -----------
TOTAL INVESTMENTS -- 100.2%
  (Cost $15,361,820)...................              15,982,292
OTHER ASSETS AND
  LIABILITIES -- (0.2)%................                 (32,811)
                                                    -----------
NET ASSETS -- 100.0%...................             $15,949,481
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 0.3%
Alliant Techsystems, Inc. (a)..........       873   $    66,653
                                                    -----------
AIR FREIGHT & LOGISTICS -- 0.3%
UTI Worldwide, Inc. ...................     2,008        50,662
                                                    -----------
AIRLINES -- 0.7%
UAL Corp. (a)..........................     2,186        67,810
US Airways Group, Inc. (a).............     1,341        67,774
                                                    -----------
                                                        135,584
                                                    -----------
AUTO COMPONENTS -- 0.7%
BorgWarner, Inc. ......................     1,401        91,205
Gentex Corp. ..........................     3,901        54,614
                                                    -----------
                                                        145,819
                                                    -----------
AUTOMOBILES -- 0.2%
Thor Industries, Inc. .................       983        47,626
                                                    -----------
BEVERAGES -- 0.2%
PepsiAmericas, Inc. ...................     1,697        37,521
                                                    -----------
BIOTECHNOLOGY -- 2.8%
Alkermes, Inc. (a).....................     2,260        42,759
Amylin Pharmaceuticals, Inc. (a).......     2,794       137,940
Cephalon, Inc. (a).....................     1,495        89,850
ImClone Systems, Inc. (a)..............     1,703        65,804
Millennium Pharmaceuticals, Inc. (a)...     7,560        75,373
Neurocrine Biosciences, Inc. (a).......       934         9,900
PDL BioPharma, Inc. (a)................     2,812        51,769
Vertex Pharmaceuticals, Inc. (a).......     2,730       100,218
                                                    -----------
                                                        573,613
                                                    -----------
CAPITAL MARKETS -- 1.5%
Affiliated Managers Group, Inc. (a)....       838        72,814
Eaton Vance Corp. .....................     3,273        81,694
Investors Financial Services Corp. ....     1,621        72,783
SEI Investments Co. ...................     1,783        87,153
                                                    -----------
                                                        314,444
                                                    -----------
CHEMICALS -- 1.2%
Nalco Holding Co. (a)..................     2,100        37,023
Sigma-Aldrich Corp. ...................     1,444       104,892
The Mosaic Co. (a).....................     3,452        54,024
The Scotts Miracle-Gro Co. (Class A)...     1,128        47,737
                                                    -----------
                                                        243,676
                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 5.1%
Allied Waste Industries, Inc. (a)......     5,841        66,354
Aramark Corp. .........................     2,957        97,906
ChoicePoint, Inc. (a)..................     2,138        89,304
Copart, Inc. (a).......................     1,633        40,106
Covanta Holding Corp. (a)..............     2,193        38,706
Dun & Bradstreet Corp. (a).............     1,650       114,972
HNI Corp. .............................     1,049        47,572
Manpower, Inc. ........................     2,166       139,924
Monster Worldwide, Inc. (a)............     2,859       121,965
Steelcase, Inc. (Class A)..............     1,550        25,498
Stericycle, Inc. (a)...................     1,115        72,587
The Brink's Co. .......................     1,106        62,389

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
The Corporate Executive Board Co. .....       993   $    99,499
West Corp. (a).........................       662        31,716
                                                    -----------
                                                      1,048,498
                                                    -----------
COMMUNICATIONS EQUIPMENT -- 1.4%
Avaya, Inc. (a)........................    11,671       133,283
F5 Networks, Inc. (a)..................     1,018        54,443
JDS Uniphase Corp. (a).................    41,791       105,731
                                                    -----------
                                                        293,457
                                                    -----------
COMPUTERS & PERIPHERALS -- 1.9%
Diebold, Inc. .........................     1,696        68,892
Lexmark International, Inc. (a)........     2,612       145,828
QLogic Corp. (a).......................     3,960        68,270
Western Digital Corp. (a)..............     5,474       108,440
                                                    -----------
                                                        391,430
                                                    -----------
CONSTRUCTION & ENGINEERING -- 0.8%
Jacobs Engineering Group, Inc. (a).....     1,453       115,717
The Shaw Group, Inc. (a)...............     1,868        51,930
                                                    -----------
                                                        167,647
                                                    -----------
CONSTRUCTION MATERIALS -- 0.8%
Florida Rock Industries, Inc. .........     1,271        63,130
Martin Marietta Materials, Inc. .......     1,138       103,729
                                                    -----------
                                                        166,859
                                                    -----------
CONSUMER FINANCE -- 0.8%
AmeriCredit Corp. (a)..................     3,196        89,232
First Marblehead Corp. ................       771        43,901
Student Loan Corp. ....................       100        20,200
                                                    -----------
                                                        153,333
                                                    -----------
CONTAINERS & PACKAGING -- 1.2%
Ball Corp. ............................     2,581        95,600
Crown Holdings, Inc. (a)...............     4,119        64,133
Pactiv Corp. (a).......................     3,501        86,650
                                                    -----------
                                                        246,383
                                                    -----------
DIVERSIFIED CONSUMER SERVICES -- 1.2%
Career Education Corp. (a).............     2,450        73,230
ITT Educational Services, Inc. (a).....     1,085        71,404
Laureate Education, Inc. (a)...........     1,175        50,090
Weight Watchers International, Inc. ...     1,128        46,124
                                                    -----------
                                                        240,848
                                                    -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.5%
IntercontinentalExchange, Inc. (a).....       511        29,607
Nasdaq Stock Market, Inc. (a)..........     2,411        72,089
                                                    -----------
                                                        101,696
                                                    -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
Level 3 Communications, Inc. (a).......    20,279        90,039
                                                    -----------
ELECTRICAL EQUIPMENT -- 0.9%
AMETEK, Inc. ..........................     1,753        83,057
Roper Industries, Inc. ................     2,174       101,635
                                                    -----------
                                                        184,692
                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.6%
Amphenol Corp. (Class A)...............     2,232       124,903
CDW Corp. .............................     1,549        84,653
Dolby Laboratories, Inc. (a)...........       768        17,894
National Instruments Corp. ............     1,323        36,250

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Sunpower Corp. (a).....................       344   $     9,639
Trimble Navigation, Ltd. (a)...........     1,318        58,836
                                                    -----------
                                                        332,175
                                                    -----------
ENERGY EQUIPMENT & SERVICES -- 4.3%
Cameron International Corp. (a)........     2,852       136,240
FMC Technologies, Inc. (a).............     1,732       116,841
Grant Prideco, Inc. (a)................     3,248       145,348
Helmerich & Payne, Inc. ...............     1,186        71,468
Patterson-UTI Energy, Inc. ............     4,286       121,337
Pride International, Inc. (a)..........     3,968       123,920
Rowan Cos., Inc. ......................     2,713        96,556
Unit Corp. (a).........................     1,147        65,253
                                                    -----------
                                                        876,963
                                                    -----------
FOOD PRODUCTS -- 0.6%
Dean Foods Co. (a).....................     3,340       124,215
                                                    -----------
GAS UTILITIES -- 0.8%
Energen Corp. .........................     1,637        62,877
Equitable Resources, Inc. .............     2,820        94,470
                                                    -----------
                                                        157,347
                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 4.8%
Bausch & Lomb, Inc. ...................     1,337        65,566
Beckman Coulter, Inc. .................     1,589        88,269
Cytyc Corp. (a)........................     2,885        73,164
Dade Behring Holdings, Inc. ...........     2,162        90,026
Dentsply International, Inc. ..........     1,827       110,716
Edwards Lifesciences Corp. (a).........     1,518        68,963
Gen-Probe, Inc. (a)....................     1,271        68,608
IDEXX Laboratories, Inc. (a)...........       783        58,827
Intuitive Surgical, Inc. (a)...........       891       105,111
Kinetic Concepts, Inc. (a).............     1,319        58,234
ResMed, Inc. (a).......................     1,870        87,796
Respironics, Inc. (a)..................     1,812        62,007
The Cooper Cos., Inc. .................     1,104        48,896
                                                    -----------
                                                        986,183
                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 6.5%
Community Health Systems, Inc. (a).....     2,441        89,707
DaVita, Inc. (a).......................     2,562       127,331
Health Management Associates, Inc. ....     5,984       117,945
Health Net, Inc. (a)...................     2,840       128,283
Henry Schein, Inc. (a).................     2,198       102,713
Lincare Holdings, Inc. (a).............     2,372        89,756
Manor Care, Inc. ......................     1,988        93,277
Omnicare, Inc. ........................     2,998       142,165
Patterson Cos., Inc. (a)...............     3,205       111,951
Pediatrix Medical Group, Inc. (a)......     1,186        53,726
Sierra Health Services, Inc. (a).......     1,302        58,629
Triad Hospitals, Inc. (a)..............     2,165        85,691
Universal Health Services, Inc. (Class
  B)...................................     1,290        64,835
VCA Antech, Inc. (a)...................     2,065        65,935
                                                    -----------
                                                      1,331,944
                                                    -----------
HEALTH CARE TECHNOLOGY -- 0.7%
Cerner Corp. (a).......................     1,500        55,665
Emdeon Corp. (a).......................     6,895        85,567
                                                    -----------
                                                        141,232
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
HOTELS, RESTAURANTS & LEISURE -- 4.2%
American Real Estate Partners LP.......       156   $     6,365
Boyd Gaming Corp. .....................     1,135        45,809
Brinker International, Inc. ...........     2,104        76,375
Burger King Holdings, Inc. (a).........       620         9,765
Choice Hotels International, Inc. .....       893        54,116
GTECH Holdings Corp. ..................     3,103       107,922
International Speedway Corp. (Class
  A)...................................       859        39,832
Kerzner International, Ltd. (a)........       735        58,271
OSI Restaurant Partners, Inc. .........     1,755        60,723
Penn National Gaming, Inc. (a).........     1,807        70,075
Scientific Games Corp. (Class A) (a)...     1,671        59,521
Station Casinos, Inc. .................     1,155        78,632
The Cheesecake Factory, Inc. (a).......     1,860        50,127
Wynn Resorts, Ltd. (a).................     1,877       137,584
                                                    -----------
                                                        855,117
                                                    -----------
HOUSEHOLD DURABLES -- 1.1%
Hovnanian Enterprises, Inc. (a)........       910        27,373
NVR, Inc. (a)..........................       129        63,371
Ryland Group, Inc. ....................     1,172        51,064
Toll Brothers, Inc. (a)................     2,966        75,841
                                                    -----------
                                                        217,649
                                                    -----------
HOUSEHOLD PRODUCTS -- 0.7%
Church & Dwight Co., Inc. .............     1,591        57,944
Energizer Holdings, Inc. (a)...........     1,533        89,788
                                                    -----------
                                                        147,732
                                                    -----------
INDUSTRIAL CONGLOMERATES -- 0.3%
Walter Industries, Inc. ...............     1,038        59,841
                                                    -----------
INSURANCE -- 3.5%
Axis Capital Holdings, Ltd. ...........     3,487        99,763
Brown & Brown, Inc. ...................     2,802        81,874
First American Corp. ..................     2,110        89,190
HCC Insurance Holdings, Inc. ..........     2,780        81,843
Markel Corp. (a).......................       240        83,280
Philadelphia Consolidated Holding Corp.
  (a)..................................     1,486        45,115
Protective Life Corp. .................     1,594        74,312
WR Berkley Corp. ......................     4,427       151,094
                                                    -----------
                                                        706,471
                                                    -----------
INTERNET & CATALOG RETAIL -- 0.2%
Coldwater Creek, Inc. (a)..............     1,408        37,678
                                                    -----------
INTERNET SOFTWARE & SERVICES -- 0.7%
Akamai Technologies, Inc. (a)..........     3,824       138,391
                                                    -----------
IT SERVICES -- 3.6%
Acxiom Corp. ..........................     1,866        46,650
Alliance Data Systems Corp. (a)........     1,667        98,053
Ceridian Corp. (a).....................     3,616        88,375
Checkfree Corp. (a)....................     1,876        92,975
DST Systems, Inc. (a)..................     1,374        81,753
Global Payments, Inc. .................     1,969        95,595
Hewitt Associates, Inc. (Class A)
  (a)..................................     1,489        33,473
Iron Mountain, Inc. (a)................     3,012       112,589
MoneyGram International, Inc. .........     2,113        71,736
Total System Services, Inc. ...........       882        16,978
                                                    -----------
                                                        738,177
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
LEISURE EQUIPMENT & PRODUCTS -- 0.3%
Pool Corp. ............................     1,323   $    57,722
                                                    -----------
LIFE SCIENCES TOOLS & SERVICES -- 3.6%
Charles River Laboratories
  International, Inc. (a)..............     1,771        65,173
Covance, Inc. (a)......................     1,554        95,136
Invitrogen Corp. (a)...................     1,323        87,411
Millipore Corp. (a)....................     1,310        82,517
Pharmaceutical Product Development,
  Inc. ................................     2,580        90,609
Techne Corp. (a).......................       954        48,578
Thermo Electron Corp. (a)..............     4,047       146,663
Waters Corp. (a).......................     2,580       114,552
                                                    -----------
                                                        730,639
                                                    -----------
MACHINERY -- 2.2%
Donaldson Co., Inc. ...................     1,814        61,440
Graco, Inc. ...........................     1,712        78,718
JLG Industries, Inc. ..................     2,549        57,352
Joy Global, Inc. ......................     3,074       160,125
Oshkosh Truck Corp. ...................     1,815        86,249
                                                    -----------
                                                        443,884
                                                    -----------
MEDIA -- 3.1%
Discovery Holding Co. (Class A) (a)....     6,948       101,649
Dow Jones & Co., Inc. .................     1,297        45,408
DreamWorks Animation SKG, Inc. (Class
  A) (a)...............................     1,086        24,869
Getty Images, Inc. (a).................     1,235        78,435
Harte-Hanks, Inc. .....................     1,346        34,511
John Wiley & Sons, Inc. (Class A)......     1,077        35,756
Lamar Advertising Co. (a)..............     2,189       117,900
R.H. Donnelley Corp. ..................     1,238        66,939
Warner Music Group Corp. ..............     1,162        34,256
XM Satellite Radio Holdings, Inc.
  (Class A) (a)........................     6,408        93,877
                                                    -----------
                                                        633,600
                                                    -----------
METALS & MINING -- 1.2%
Glamis Gold, Ltd. (a)..................     4,091       154,885
Meridian Gold, Inc. (a)................     2,492        78,947
                                                    -----------
                                                        233,832
                                                    -----------
MULTILINE RETAIL -- 0.8%
Dollar Tree Stores, Inc. (a)...........     2,619        69,403
Family Dollar Stores, Inc. ............     3,623        88,510
                                                    -----------
                                                        157,913
                                                    -----------
OFFICE ELECTRONICS -- 0.3%
Zebra Technologies Corp. (Class A)
  (a)..................................     1,781        60,839
                                                    -----------
OIL, GAS & CONSUMABLE FUELS -- 8.1%
Arch Coal, Inc. .......................     3,551       150,456
Cimarex Energy Co. ....................     2,045        87,935
CNX Gas Corp. (a)......................       700        21,000
CONSOL Energy, Inc. ...................     4,590       214,445
Denbury Resources, Inc. (a)............     2,907        92,065
Energy Transfer Equity LP..............       526        13,934
Enterprise GP Holdings LP..............       302         9,794
Frontier Oil Corp. ....................     2,762        89,489
Helix Energy Solutions Group, Inc.
  (a)..................................     2,050        82,738
Kinder Morgan Management LLC (a).......     1,251        53,818

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Newfield Exploration Co. (a)...........     3,198   $   156,510
Pioneer Natural Resources Co. .........     3,188       147,955
Plains Exploration & Production Co.
  (a)..................................     1,935        78,445
Pogo Producing Co. ....................     1,308        60,299
Quicksilver Resources, Inc. (a)........     1,344        49,472
Range Resources Corp. .................     3,210        87,280
Southwestern Energy Co. (a)............     4,172       129,999
W&T Offshore, Inc. ....................       470        18,278
Western Gas Resources, Inc. ...........     1,659        99,291
                                                    -----------
                                                      1,643,203
                                                    -----------
PERSONAL PRODUCTS -- 0.7%
Alberto-Culver Co. ....................     2,060       100,363
Herbalife, Ltd. (a)....................       984        39,262
                                                    -----------
                                                        139,625
                                                    -----------
PHARMACEUTICALS -- 1.9%
Endo Pharmaceuticals Holdings, Inc.
  (a)..................................     3,270       107,844
King Pharmaceuticals, Inc. (a).........     5,982       101,694
Mylan Laboratories, Inc. ..............     5,215       104,300
Watson Pharmaceuticals, Inc. (a).......     2,749        63,997
                                                    -----------
                                                        377,835
                                                    -----------
REAL ESTATE INVESTMENT TRUSTS -- 0.5%
CapitalSource, Inc. ...................     3,100        72,726
Global Signal, Inc. ...................       505        23,392
                                                    -----------
                                                         96,118
                                                    -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.2%
Brookfield Properties Corp. ...........     2,874        92,457
CB Richard Ellis Group, Inc. (Class A)
  (a)..................................     4,641       115,561
Forest City Enterprises, Inc. .........     1,685        84,098
Jones Lang LaSalle, Inc. ..............       821        71,878
The St. Joe Co. .......................     1,850        86,099
                                                    -----------
                                                        450,093
                                                    -----------
ROAD & RAIL -- 0.7%
J.B. Hunt Transport Services, Inc. ....     2,822        70,296
Landstar Systems, Inc. ................     1,433        67,681
                                                    -----------
                                                        137,977
                                                    -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.6%
Agere Systems, Inc. (a)................     4,201        61,755
Cree, Inc. (a).........................     1,860        44,193
International Rectifier Corp. (a)......     1,796        70,188
Intersil Corp. (Class A)...............     3,516        81,747
Lam Research Corp. (a).................     3,488       162,610
MEMC Electronic Materials, Inc. (a)....     3,729       139,837
Novellus Systems, Inc. (a).............     3,156        77,953
Rambus, Inc. (a).......................     2,328        53,102
Silicon Laboratories, Inc. (a).........     1,244        43,727
                                                    -----------
                                                        735,112
                                                    -----------
SOFTWARE -- 3.9%
Activision, Inc. (a)...................     6,743        76,735
BEA Systems, Inc. (a)..................     9,662       126,476
Citrix Systems, Inc. (a)...............     4,518       181,353
Fair Isaac Corp. ......................     1,619        58,786
McAfee, Inc. (a).......................     3,950        95,866
NAVTEQ Corp. (a).......................     2,290       102,317

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Red Hat, Inc. (a)......................     4,561   $   106,727
Salesforce.com, Inc. (a)...............     1,959        52,227
                                                    -----------
                                                        800,487
                                                    -----------
SPECIALTY RETAIL -- 6.9%
Abercrombie & Fitch Co. ...............     2,162       119,840
Advance Auto Parts, Inc. ..............     2,716        78,492
American Eagle Outfitters, Inc. .......     3,179       108,213
AnnTaylor Stores Corp. (a).............     1,808        78,431
CarMax, Inc. (a).......................     2,602        92,267
Claire's Stores, Inc. .................     2,462        62,806
Foot Locker, Inc. .....................     3,924        96,099
GameStop Corp. (Class A) (a)...........     1,629        68,418
Michaels Stores, Inc. .................     3,287       135,556
O'Reilly Automotive, Inc. (a)..........     2,810        87,644
PETsMART, Inc. ........................     3,474        88,934
Ross Stores, Inc. .....................     3,559        99,830
Tiffany & Co. .........................     3,488       115,174
Tractor Supply Co. (a).................       858        47,422
Urban Outfitters, Inc. (a).............     2,908        50,861
Williams-Sonoma, Inc. .................     2,311        78,689
                                                    -----------
                                                      1,408,676
                                                    -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.6%
Liz Claiborne, Inc. ...................     2,582        95,689
The Timberland Co. (Class A) (a).......     1,269        33,121
                                                    -----------
                                                        128,810
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
TRADING COMPANIES & DISTRIBUTORS -- 1.4%
Fastenal Co. ..........................     3,491   $   140,652
MSC Industrial Direct Co., Inc. (Class
  A)...................................     1,161        55,229
Wesco International, Inc. (a)..........     1,200        82,800
                                                    -----------
                                                        278,681
                                                    -----------
WIRELESS TELECOMMUNICATION SERVICES -- 1.3%
Leap Wireless International, Inc.
  (a)..................................     1,100        52,195
NII Holdings, Inc. (a).................     3,386       190,903
US Cellular Corp. (a)..................       385        23,331
                                                    -----------
                                                        266,429
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $19,558,298)...................              20,333,070
                                                    -----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (Cost $50,335)..................    50,335        50,335
                                                    -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $19,608,633)...................              20,383,405
OTHER ASSETS AND LIABILITIES -- 0.0%
  (B)..................................                  (7,921)
                                                    -----------
NET ASSETS -- 100.0%...................             $20,375,484
                                                    ===========

(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                        SHARES     VALUE
--------------------                        ------     -----
COMMON STOCKS -- 99.6%
AEROSPACE & DEFENSE -- 0.7%
Goodrich Corp. .........................    1,343    $   54,110
                                                     ----------
AIRLINES -- 0.7%
AMR Corp. (a)...........................    2,148        54,602
                                                     ----------
AUTO COMPONENTS -- 0.4%
The Goodyear Tire & Rubber Co. (a)......    1,738        19,292
TRW Automotive Holdings Corp. (a).......      369        10,066
                                                     ----------
                                                         29,358
                                                     ----------
BEVERAGES -- 0.6%
Molson Coors Brewing Co. ...............      750        50,910
                                                     ----------
BUILDING PRODUCTS -- 0.3%
USG Corp. (a)...........................      372        27,130
                                                     ----------
CAPITAL MARKETS -- 2.9%
A.G. Edwards, Inc. .....................      832        46,026
AllianceBernstein Holding LP............      300        18,342
Federated Investors, Inc. ..............    1,055        33,233
Janus Capital Group, Inc. ..............    2,312        41,385
Jefferies Group, Inc. ..................    1,134        33,600
Nuveen Investments, Inc. ...............      860        37,023
Raymond James Financial, Inc. ..........      996        30,149
                                                     ----------
                                                        239,758
                                                     ----------
CHEMICALS -- 4.9%
Airgas, Inc. ...........................      718        26,746
Ashland, Inc. ..........................      776        51,759
Cabot Corp. ............................      620        21,402
Celanese Corp. .........................      778        15,887
Chemtura Corp. .........................    2,649        24,742
Cytec Industries, Inc. .................      420        22,537
Eastman Chemical Co. ...................      890        48,060
FMC Corp. ..............................      398        25,627
Huntsman Corp. (a)......................      982        17,008
International Flavors & Fragrances,
  Inc. .................................      913        32,174
Lubrizol Corp. .........................      755        30,087
Lyondell Chemical Co. ..................    2,446        55,426
Valspar Corp. ..........................    1,041        27,493
Westlake Chemical Corp. ................      209         6,228
                                                     ----------
                                                        405,176
                                                     ----------
COMMERCIAL BANKS -- 7.0%
Associated Bancorp......................    1,353        42,660
Bank of Hawaii Corp. ...................      556        27,578
BOK Financial Corp. ....................      242        12,020
City National Corp. ....................      451        29,355
Colonial BancGroup, Inc. ...............    1,683        43,219
Commerce Bancshares, Inc. ..............      736        36,837
Cullen/Frost Bankers, Inc. .............      602        34,495
First Horizon National Corp. ...........    1,349        54,230
Fulton Financial Corp. .................    1,885        30,009
Mercantile Bankshares Corp. ............    1,343        47,905
Popular, Inc. ..........................    2,787        53,510
Sky Financial Group, Inc. ..............    1,194        28,190
TCF Financial Corp. ....................    1,366        36,131
TD Banknorth, Inc. .....................    1,204        35,458

SECURITY DESCRIPTION                        SHARES     VALUE
--------------------                        ------     -----
Valley National Bancorp.................    1,276    $   32,806
Wilmington Trust Corp. .................      734        30,960
                                                     ----------
                                                        575,363
                                                     ----------
COMMERCIAL SERVICES & SUPPLIES -- 1.5%
ADESA, Inc. ............................      930        20,683
Equifax, Inc. ..........................    1,409        48,385
Republic Services, Inc. ................    1,324        53,410
                                                     ----------
                                                        122,478
                                                     ----------
COMMUNICATIONS EQUIPMENT -- 1.4%
ADC Telecommunications, Inc. (a)........    1,266        21,345
CIENA Corp. (a).........................    6,352        30,553
Tellabs, Inc. (a).......................    4,488        59,735
                                                     ----------
                                                        111,633
                                                     ----------
CONSTRUCTION & ENGINEERING -- 0.4%
Foster Wheeler, Ltd. (a)................      723        31,234
                                                     ----------
CONSTRUCTION MATERIALS -- 0.3%
Eagle Materials, Inc. ..................      546        25,935
                                                     ----------
CONSUMER FINANCE -- 0.1%
Nelnet, Inc. (a)........................      233         9,448
                                                     ----------
CONTAINERS & PACKAGING -- 3.0%
Bemis Co., Inc. ........................    1,145        35,060
Owens-Illinois, Inc. (a)................    1,559        26,129
Packaging Corp. of America..............      902        19,862
Sealed Air Corp. .......................      890        46,351
Smurfit-Stone Container Corp. (a).......    2,760        30,195
Sonoco Products Co. ....................    1,108        35,068
Temple-Inland, Inc. ....................    1,213        52,001
                                                     ----------
                                                        244,666
                                                     ----------
DIVERSIFIED CONSUMER SERVICES -- 0.7%
Service Corp. International.............    3,227        26,268
The Service Master Co. .................    3,192        32,973
                                                     ----------
                                                         59,241
                                                     ----------
DIVERSIFIED FINANCIAL SERVICES -- 0.6%
Leucadia National Corp. ................    1,778        51,900
                                                     ----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.3%
CenturyTel, Inc. .......................    1,187        44,097
Citizens Communications Co. ............    3,551        46,341
PanAmSat Holding Corp. .................      557        13,914
                                                     ----------
                                                        104,352
                                                     ----------
ELECTRIC UTILITIES -- 3.3%
Allegheny Energy, Inc. (a)..............    1,771        65,651
DPL, Inc. ..............................    1,328        35,590
Northeast Utilities.....................    1,683        34,788
Pepco Holdings, Inc. ...................    2,059        48,551
Pinnacle West Capital Corp. ............    1,093        43,622
Reliant Energy, Inc. (a)................    3,329        39,881
                                                     ----------
                                                        268,083
                                                     ----------
ELECTRICAL EQUIPMENT -- 1.3%
American Power Conversion Corp. ........    1,973        38,454
Hubbell, Inc. (Class B).................      619        29,495
Thomas & Betts Corp. (a)................      677        34,730
                                                     ----------
                                                        102,679
                                                     ----------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                        SHARES     VALUE
--------------------                        ------     -----
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.5%
Arrow Electronics, Inc. (a).............    1,321    $   42,536
Avnet, Inc. (a).........................    1,610        32,232
AVX Corp. ..............................      588         9,285
Ingram Micro, Inc. (Class A) (a)........    1,556        28,210
Molex, Inc. ............................    1,525        51,194
Solectron Corp. (a).....................    9,992        34,173
Symbol Technologies, Inc. ..............    2,752        29,694
Tektronix, Inc. ........................      908        26,713
Vishay Intertechnology, Inc. (a)........    1,834        28,849
                                                     ----------
                                                        282,886
                                                     ----------
ENERGY EQUIPMENT & SERVICES -- 0.3%
Tidewater, Inc. ........................      582        28,634
                                                     ----------
FOOD & STAPLES RETAILING -- 0.8%
SUPERVALU, Inc. ........................    2,206        67,724
                                                     ----------
FOOD PRODUCTS -- 2.4%
Del Monte Foods Co. ....................    2,167        24,336
Hormel Foods Corp. .....................      815        30,269
JM Smucker Co. .........................      636        28,429
McCormick & Co., Inc. ..................    1,306        43,816
Smithfield Foods, Inc. (a)..............    1,022        29,464
Tyson Foods, Inc. (Class A).............    2,582        38,369
                                                     ----------
                                                        194,683
                                                     ----------
GAS UTILITIES -- 2.0%
AGL Resources, Inc. ....................      852        32,478
National Fuel Gas Co. ..................      874        30,712
ONEOK, Inc. ............................    1,197        40,746
Southern Union Co. .....................    1,154        31,227
UGI Corp. ..............................    1,162        28,609
                                                     ----------
                                                        163,772
                                                     ----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.8%
Advanced Medical Optics, Inc. (a).......      757        38,380
Hillenbrand Industries, Inc. ...........      634        30,749
                                                     ----------
                                                         69,129
                                                     ----------
HEALTH CARE PROVIDERS & SERVICES -- 0.4%
Tenet Healthcare Corp. (a)..............    5,117        35,717
                                                     ----------
HOUSEHOLD DURABLES -- 1.9%
Beazer Homes USA, Inc. .................      425        19,495
Leggett & Platt, Inc. ..................    1,993        49,785
M.D.C. Holdings, Inc. ..................      379        19,682
Snap-on, Inc. ..........................      607        24,535
The Stanley Works.......................      888        41,931
                                                     ----------
                                                        155,428
                                                     ----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.6%
NRG Energy, Inc. (a)....................    1,040        50,107
                                                     ----------
INDUSTRIAL CONGLOMERATES -- 1.3%
Carlisle Cos., Inc. ....................      339        26,883
McDermott International, Inc. (a).......    1,193        54,246
Teleflex, Inc. .........................      410        22,148
                                                     ----------
                                                        103,277
                                                     ----------
INSURANCE -- 5.4%
Alleghany Corp. (a).....................       57        15,753
American Financial Group, Inc. .........      505        21,665

SECURITY DESCRIPTION                        SHARES     VALUE
--------------------                        ------     -----
American National Insurance Co. ........      171    $   22,182
AmerUs Group Co. .......................      420        24,591
Arthur J. Gallagher & Co. ..............    1,061        26,886
Conseco, Inc. (a).......................    1,684        38,900
Erie Indemnity Co. (Class A)............      588        30,576
Fidelity National Title Group, Inc. ....      315         6,196
Hanover Insurance Group, Inc. ..........      579        27,479
Mercury General Corp. ..................      286        16,122
Old Republic International Corp. .......    2,342        50,049
PartnerRe, Ltd. ........................      625        40,031
Reinsurance Group America, Inc. ........      316        15,531
RenaissanceRe Holdings, Ltd. ...........      685        33,195
StanCorp Financial Group, Inc. .........      593        30,190
Transatlantic Holdings, Inc. ...........      286        15,987
Unitrin, Inc. ..........................      485        21,141
Wesco Financial Corp. ..................       15         5,715
                                                     ----------
                                                        442,189
                                                     ----------
IT SERVICES -- 1.0%
Convergys Corp. (a).....................    1,528        29,796
Sabre Holdings Corp. (Class A)..........    1,434        31,548
Unisys Corp. (a)........................    3,743        23,506
                                                     ----------
                                                         84,850
                                                     ----------
LEISURE EQUIPMENT & PRODUCTS -- 0.8%
Brunswick Corp. ........................    1,029        34,214
Hasbro, Inc. ...........................    1,746        31,620
                                                     ----------
                                                         65,834
                                                     ----------
LIFE SCIENCES TOOLS & SERVICES -- 1.1%
Applera Corp. -- Applied Biosystems
  Group.................................    2,002        64,765
PerkinElmer, Inc. ......................    1,400        29,260
                                                     ----------
                                                         94,025
                                                     ----------
MACHINERY -- 5.3%
Crane Co. ..............................      581        24,170
Cummins, Inc. ..........................      454        55,501
Flowserve Corp. (a).....................      611        34,766
Harsco Corp. ...........................      452        35,238
IDEX Corp. .............................      579        27,329
Kennametal, Inc. .......................      436        27,141
Pall Corp. .............................    1,360        38,080
Pentair, Inc. ..........................    1,108        37,882
SPX Corp. ..............................      653        36,535
Terex Corp. (a).........................      552        54,482
The Timken Co. .........................      931        31,198
Trinity Industries, Inc. ...............      869        35,108
                                                     ----------
                                                        437,430
                                                     ----------
MEDIA -- 1.9%
Belo Corp. .............................    1,022        15,943
McClatchy Co. (Class A).................      597        23,940
Meredith Corp. .........................      429        21,253
Regal Entertainment Group...............      617        12,537
The Interpublic Group of Cos., Inc.
  (a)...................................    4,738        39,562
The New York Times Co. (Class A)........    1,599        39,240
                                                     ----------
                                                        152,475
                                                     ----------
METALS & MINING -- 1.9%
Allegheny Technologies, Inc. ...........      979        67,786
Commercial Metals Co. ..................    1,308        33,615

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                        SHARES     VALUE
--------------------                        ------     -----
Reliance Steel & Aluminum Co. ..........      341    $   28,286
Titanium Metals Corp. (a)...............      823        28,295
                                                     ----------
                                                        157,982
                                                     ----------
MULTI-UTILITIES -- 5.9%
Alliant Energy Corp. ...................    1,294        44,384
CenterPoint Energy, Inc. ...............    3,024        37,800
CMS Energy Corp. (a)....................    2,415        31,250
Energy East Corp. ......................    1,602        38,336
MDU Resources Group, Inc. ..............    1,221        44,701
NiSource, Inc. .........................    2,957        64,581
NSTAR...................................    1,166        33,348
OGE Energy Corp. .......................      978        34,259
Puget Energy, Inc. .....................    1,256        26,979
SCANA Corp. ............................    1,139        43,943
TECO Energy, Inc. ......................    2,295        34,287
Wisconsin Energy Corp. .................    1,278        51,503
                                                     ----------
                                                        485,371
                                                     ----------
MULTILINE RETAIL -- 0.3%
Saks, Inc. .............................    1,311        21,199
                                                     ----------
OIL, GAS & CONSUMABLE FUELS -- 3.3%
Enbridge Energy Partners LP.............      546        23,778
Energy Transfer Partners LP.............      829        37,015
Massey Energy Co. ......................      894        32,184
ONEOK Partners LP.......................      507        25,020
Plains All American Pipeline LP.........      616        26,901
Teekay Shipping Corp. ..................      473        19,790
TEPPCO Partners LP......................      775        27,319
Tesoro Corp. ...........................      760        56,514
Valero LP...............................      405        19,987
                                                     ----------
                                                        268,508
                                                     ----------
PAPER & FOREST PRODUCTS -- 1.0%
Louisiana-Pacific Corp. ................    1,150        25,185
MeadWestvaco Corp. .....................    1,972        55,078
                                                     ----------
                                                         80,263
                                                     ----------
REAL ESTATE INVESTMENT TRUSTS -- 13.8%
AMB Property Corp. .....................      954        48,225
Apartment Investment & Management Co.
  (Class A).............................    1,069        46,448
Brandywine Realty Trust.................      989        31,816
BRE Properties, Inc. (Class A)..........      570        31,350
Camden Property Trust...................      616        45,307
CarrAmerica Realty Corp. ...............      630        28,066
CBL & Associates Properties, Inc. ......      706        27,485
Colonial Properties Trust...............      496        24,502
Duke Realty Corp. ......................    1,473        51,776
Essex Property Trust, Inc. .............      251        28,027
Federal Realty Investment Trust.........      584        40,880
Health Care Property Investors, Inc. ...    1,484        39,682
Hospitality Properties Trust............      724        31,798
HRPT Properties Trust...................    2,293        26,507
iStar Financial, Inc. ..................    1,264        47,716
Liberty Property Trust..................      964        42,609
Macerich Co. ...........................      785        55,107
Mack-Cali Realty Corp. .................      678        31,134
Mills Corp. ............................      615        16,451
New Plan Excel Realty Trust.............    1,131        27,924

SECURITY DESCRIPTION                        SHARES     VALUE
--------------------                        ------     -----
Pan Pacific Retail Properties, Inc. ....      442    $   30,661
Rayonier, Inc. .........................      823        31,200
Reckson Associates Realty Corp. ........      902        37,325
Regency Centers Corp. ..................      742        46,115
Shurgard Storage Centers, Inc. (Class
  A)....................................      514        32,125
SL Green Realty Corp. ..................      476        52,108
Thornburg Mortgage, Inc. ...............    1,222        34,057
Trizec Properties, Inc. ................    1,033        29,585
United Dominion Realty Trust, Inc. .....    1,467        41,091
Ventas, Inc. ...........................    1,135        38,454
Weingarten Realty Investors.............      906        34,682
                                                     ----------
                                                      1,130,213
                                                     ----------
ROAD & RAIL -- 1.5%
Con-way, Inc. ..........................      565        32,731
Laidlaw International, Inc. ............    1,064        26,813
Ryder Systems, Inc. ....................      661        38,622
YRC Worldwide, Inc. (a).................      630        26,529
                                                     ----------
                                                        124,695
                                                     ----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.5%
Cypress Semiconductor Corp. (a).........    1,539        22,377
Integrated Device Technology, Inc.
  (a)...................................    2,190        31,054
LSI Logic Corp. (a).....................    4,322        38,682
Teradyne, Inc. (a)......................    2,161        30,103
                                                     ----------
                                                        122,216
                                                     ----------
SOFTWARE -- 2.3%
BMC Software, Inc. (a)..................    2,325        55,568
Cadence Design Systems, Inc. (a)........    3,100        53,165
Compuware Corp. (a).....................    3,772        25,272
Novell, Inc. (a)........................    3,704        24,558
Synopsys, Inc. (a)......................    1,578        29,619
                                                     ----------
                                                        188,182
                                                     ----------
SPECIALTY RETAIL -- 1.1%
Barnes & Noble, Inc. ...................      572        20,878
Circuit City Stores, Inc. ..............    1,941        52,834
RadioShack Corp. .......................    1,467        20,538
                                                     ----------
                                                         94,250
                                                     ----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.9%
Jones Apparel Group, Inc. ..............    1,228        39,038
Polo Ralph Lauren Corp. ................      648        35,575
                                                     ----------
                                                         74,613
                                                     ----------
THRIFTS & MORTGAGE FINANCE -- 3.3%
Astoria Financial Corp. ................    1,025        31,211
Capitol Federal Financial...............      238         8,161
IndyMac Bancorp, Inc. ..................      704        32,279
New York Community Bancorp, Inc. .......    2,924        48,275
People's Bank...........................      646        21,221
PMI Group, Inc. ........................      976        43,510
Radian Group, Inc. .....................      900        55,602
Webster Financial Corp. ................      585        27,753
                                                     ----------
                                                        268,012
                                                     ----------
TOBACCO -- 0.6%
Loews Corp. (Carolina Group)............    1,016        52,192
                                                     ----------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                        SHARES     VALUE
--------------------                        ------     -----
TRADING COMPANIES & DISTRIBUTORS -- 0.3%
United Rentals, Inc. (a)................      718    $   22,962
                                                     ----------
WATER UTILITIES -- 0.4%
Aqua America, Inc. .....................    1,406        32,043
                                                     ----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
Telephone & Data Systems, Inc. .........    1,121        46,409
                                                     ----------
TOTAL COMMON STOCKS --
  (Cost $8,072,183).....................              8,165,326
                                                     ----------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class Prime
  Fund (cost $21,180)...................    21,180       21,180
                                                     ----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $8,093,363).....................              8,186,506
OTHER ASSETS AND LIABILITIES -- 0.1%....                  7,749
                                                     ----------
NET ASSETS -- 100.0%....................             $8,194,255
                                                     ==========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 1.2%
AAR Corp. (a)..........................       514   $    11,426
Argon ST, Inc. (a).....................       200         5,326
Armor Holdings, Inc. (a)...............       468        25,660
Aviall, Inc. (a).......................       414        19,673
BE Aerospace, Inc. (a).................     1,125        25,718
Ceradyne, Inc. (a).....................       355        17,569
Cubic Corp. ...........................       234         4,589
Curtiss-Wright Corp. ..................       630        19,454
DRS Technologies, Inc. ................       568        27,690
DynCorp International, Inc. (a)........       367         3,810
EDO Corp. .............................       225         5,477
Esterline Technologies Corp. (a).......       360        14,972
GenCorp, Inc. (a)......................       630        10,099
Heico Corp. ...........................       279         6,618
Hexcel Corp. (a).......................     1,375        21,601
Innovative Solutions & Support, Inc.
  (a)..................................       198         2,784
Ionatron, Inc. (a).....................       400         2,540
K&F Industries Holdings, Inc. (a)......       261         4,628
Moog, Inc. (a).........................       536        18,342
MTC Technologies, Inc. (a).............       144         3,403
Orbital Sciences Corp. (a).............       801        12,928
Taser International, Inc. (a)..........       888         7,024
Teledyne Technologies, Inc. (a)........       441        14,447
Triumph Group, Inc. (a)................       225        10,800
United Industrial Corp. ...............       153         6,923
                                                    -----------
                                                        303,501
                                                    -----------
AIR FREIGHT & LOGISTICS -- 0.4%
ABX Air, Inc. (a)......................       843         5,092
Atlas Air Worldwide Holdings, Inc.
  (a)..................................       210        10,298
EGL, Inc. (a)..........................       464        23,293
Forward Air Corp. .....................       468        19,062
HUB Group, Inc. (Class A) (a)..........       576        14,129
Pacer International, Inc. .............       540        17,593
UTI Worldwide, Inc. ...................     1,155        29,141
                                                    -----------
                                                        118,608
                                                    -----------
AIRLINES -- 0.7%
AirTran Holdings, Inc. (a).............     1,233        18,322
Alaska Air Group, Inc. (a).............       561        22,115
Continental Airlines, Inc. (Class B)
  (a)..................................     1,239        36,922
ExpressJet Holdings, Inc. (a)..........       549         3,794
Frontier Airlines Holdings, Inc. (a)...       513         3,699
JetBlue Airways Corp. (a)..............     2,378        28,869
SkyWest, Inc. .........................       843        20,906
US Airways Group, Inc. (a).............       810        40,937
                                                    -----------
                                                        175,564
                                                    -----------
AUTO COMPONENTS -- 0.7%
American Axle & Manufacturing Holdings,
  Inc. ................................       639        10,933
ArvinMeritor, Inc. ....................       999        17,173
Bandag, Inc. ..........................       170         6,220
Cooper Tire & Rubber Co. ..............       924        10,293
Drew Industries, Inc. (a)..............       234         7,582
Lear Corp. ............................     1,000        22,210
LKQ Corp. (a)..........................       658        12,502
Modine Manufacturing Co. ..............       477        11,143

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Sauer-Danfoss, Inc. ...................       153   $     3,889
Superior Industries International,
  Inc. ................................       315         5,761
Tenneco Automotive, Inc. (a)...........       603        15,678
The Goodyear Tire & Rubber Co. (a).....     2,240        24,864
TRW Automotive Holdings Corp. (a)......       481        13,122
Visteon Corp. (a)......................     1,869        13,476
                                                    -----------
                                                        174,846
                                                    -----------
AUTOMOBILES -- 0.2%
Fleetwood Enterprises, Inc. (a)........       988         7,450
Monaco Coach Corp. ....................       395         5,016
Thor Industries, Inc. .................       564        27,326
Winnebago Industries, Inc. ............       483        14,992
                                                    -----------
                                                         54,784
                                                    -----------
BEVERAGES -- 0.3%
Boston Beer Co., Inc. (a)..............       126         3,690
Coca-Cola Hellenic Bottling Co. SA.....        54         2,742
Hansen Natural Corp. (a)...............       253        48,164
PepsiAmericas, Inc. ...................       996        22,021
                                                    -----------
                                                         76,617
                                                    -----------
BIOTECHNOLOGY -- 1.9%
Alexion Pharmaceuticals, Inc. (a)......       441        15,929
Alkermes, Inc. (a).....................     1,293        24,464
Altus Pharmaceuticals, Inc. (a)........       100         1,845
Applera Corp. -- Celera Genomics Group
  (a)..................................     1,053        13,636
Arena Pharmaceuticals, Inc. (a)........       700         8,106
Ariad Pharmaceuticals, Inc. (a)........       873         3,937
BioMarin Pharmaceuticals, Inc. (a).....     1,259        18,092
Cell Genesys, Inc. (a).................       645         3,238
Cepheid, Inc. (a)......................       842         8,176
Coley Pharmaceutical Group, Inc. (a)...       290         3,350
Cubist Pharmaceuticals, Inc. (a).......       771        19,414
CV Therapeutics, Inc. (a)..............       627         8,759
Dendreon Corp. (a).....................     1,180         5,711
Digene Corp. (a).......................       255         9,879
Encysive Pharmaceuticals, Inc. (a).....       825         5,717
Enzon Pharmaceuticals, Inc. (a)........       630         4,750
Geron Corp. (a)........................       915         6,314
Human Genome Sciences, Inc. (a)........     1,878        20,095
ICOS Corp. (a).........................       837        18,406
Idenix Pharmaceuticals, Inc. (a).......       288         2,707
Incyte, Inc. (a).......................     1,194         5,492
InterMune, Inc. (a)....................       405         6,662
Isis Pharmaceuticals, Inc. (a).........     1,047         6,334
Keryx Biopharmaceuticals, Inc. (a).....       459         6,518
Lexicon Genetics, Inc. (a).............       612         2,687
MannKind Corp. (a).....................       515        10,975
Martek Biosciences Corp. (a)...........       450        13,027
Maxygen, Inc. (a)......................       386         2,887
Medarex, Inc. (a)......................     1,599        15,366
Momenta Pharmaceuticals, Inc. (a)......       243         3,089
Myogen, Inc. (a).......................       604        17,516
Myriad Genetics, Inc. (a)..............       607        15,327
Nabi Biopharmaceuticals (a)............       843         4,839
Neurocrine Biosciences, Inc. (a).......       528         5,597
Northfield Laboratories, Inc. (a)......       360         3,560
NPS Pharmaceuticals, Inc. (a)..........       657         3,206

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Nuvelo, Inc. (a).......................       700   $    11,655
Onyx Pharmaceuticals, Inc. (a).........       643        10,822
OSI Pharmaceuticals, Inc. (a)..........       827        27,258
PDL BioPharma, Inc. (a)................     1,633        30,064
Pharmion Corp. (a).....................       279         4,751
Progenics Pharmaceuticals, Inc. (a)....       300         7,218
Regeneron Pharmaceuticals, Inc. (a)....       749         9,602
Renovis, Inc. (a)......................       400         6,124
Tanox, Inc. (a)........................       351         4,854
Telik, Inc. (a)........................       747        12,325
Theravance, Inc. (a)...................       691        15,810
United Therapeutics Corp. (a)..........       324        18,717
Zymogenetics, Inc. (a).................       459         8,707
                                                    -----------
                                                        493,514
                                                    -----------
BUILDING PRODUCTS -- 0.7%
American Woodmark Corp. ...............       162         5,677
Ameron International Corp. ............       114         7,640
Apogee Enterprises, Inc. ..............       369         5,424
Builders FirstSource, Inc. (a).........       180         3,665
ElkCorp................................       270         7,498
Goodman Global, Inc. (a)...............       300         4,554
Griffon Corp. (a)......................       384        10,022
Jacuzzi Brands, Inc. (a)...............     1,088         9,574
Lennox International, Inc. ............       983        26,030
NCI Building Systems, Inc. (a).........       297        15,792
Simpson Manufacturing Co., Inc. .......       531        19,143
Trex Co., Inc. (a).....................       153         3,961
Universal Forest Products, Inc. .......       261        16,373
USG Corp. (a)..........................       494        36,027
                                                    -----------
                                                        171,380
                                                    -----------
CAPITAL MARKETS -- 1.5%
Affiliated Managers Group, Inc. (a)....       485        42,142
Calamos Asset Management, Inc. (Class
  B)...................................       333         9,654
Cohen & Steers, Inc. ..................       217         5,121
GAMCO Investors, Inc. .................        99         3,639
GFI Group, Inc. (a)....................       199        10,736
Greenhill & Co., Inc. .................       185        11,241
Investment Technology Group, Inc.
  (a)..................................       603        30,668
Investors Financial Services Corp. ....       960        43,104
Jefferies Group, Inc. .................     1,510        44,741
Knight Capital Group, Inc. (a).........     1,554        23,667
LaBranche & Co., Inc. (a)..............       816         9,882
Nuveen Investments, Inc. ..............     1,115        48,001
optionsXpress Holdings, Inc. ..........       387         9,021
Piper Jaffray Cos., Inc. (a)...........       297        18,179
Raymond James Financial, Inc. .........     1,301        39,381
Thomas Weisel Partners Group, Inc.
  (a)..................................       200         3,802
TradeStation Group, Inc. (a)...........       500         6,335
W.P. Carey & Co. LLC...................       396        10,027
W.P. Stewart & Co., Ltd. ..............       321         4,886
Waddell & Reed Financial, Inc. (Class
  A)...................................     1,194        24,549
                                                    -----------
                                                        398,776
                                                    -----------
CHEMICALS -- 2.3%
A. Schulman, Inc. .....................       441        10,095
Airgas, Inc. ..........................       942        35,090
Albemarle Corp. .......................       537        25,712
American Vanguard Corp. ...............       250         3,870

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Arch Chemicals, Inc. ..................       339   $    12,221
Cabot Corp. ...........................       809        27,927
Calumet Specialty Products Partners
  LP...................................        99         3,141
Celanese Corp. ........................     1,069        21,829
CF Industries Holdings, Inc. ..........       794        11,322
Chemtura Corp. ........................     3,499        32,681
Cytec Industries, Inc. ................       540        28,976
Ferro Corp. ...........................       603         9,624
FMC Corp. .............................       532        34,255
Georgia Gulf Corp. ....................       476        11,910
H.B. Fuller Co. .......................       414        18,038
Hercules, Inc. (a).....................     1,455        22,203
Kronos Worldwide, Inc. ................        45         1,316
MacDermid, Inc. .......................       369        10,627
Minerals Technologies, Inc. ...........       297        15,444
Nalco Holding Co. (a)..................     1,215        21,420
NewMarket Corp. .......................       216        10,597
NL Industries, Inc. ...................       108         1,161
Olin Corp. ............................     1,008        18,073
OM Group, Inc. (a).....................       411        12,679
PolyOne Corp. (a)......................     1,323        11,616
Rockwood Holdings, Inc. (a)............       497        11,436
RPM International, Inc. ...............     1,770        31,860
Sensient Technologies Corp. ...........       636        13,299
Spartech Corp. ........................       465        10,509
Symyx Technologies, Inc. (a)...........       465        11,230
Terra Industries, Inc. (a).............     1,341         8,542
Terra Nitrogen Co. LP..................       108         2,338
The Scotts Miracle-Gro Co. (Class A)...       648        27,423
Tronox, Inc. ..........................       613         7,957
Valhi, Inc. ...........................       171         4,198
Valspar Corp. .........................     1,365        36,050
W.R. Grace & Co. (a)...................       791         9,255
Westlake Chemical Corp. ...............       272         8,106
                                                    -----------
                                                        594,030
                                                    -----------
COMMERCIAL BANKS -- 5.4%
1st Source Corp. ......................       144         4,872
Alabama National Bancorp...............       216        14,720
AMCORE Financial, Inc. ................       333         9,760
Arrow Financial Corp. .................       153         4,197
Bancfirst Corp. .......................       108         4,833
BancorpSouth, Inc. ....................     1,048        28,558
Bank of the Ozarks, Inc. ..............       153         5,095
Banner Corp. ..........................       153         5,897
BB&T Corp. ............................        --            20
BOK Financial Corp. ...................       316        15,696
Boston Private Financial Holdings,
  Inc. ................................       478        13,336
Capital City Bank Group, Inc. .........       189         5,708
Capitol Bancorp, Ltd. .................       207         8,063
Cascade Bancorp........................       243         6,928
Cathay General Bancorp.................       621        22,592
Centennial Bank Holdings, Inc. (a).....       947         9,792
Central Pacific Financial Corp. .......       432        16,718
Chemical Financial Corp. ..............       333        10,190
Chittenden Corp. ......................       666        17,216
Citizens Banking Corp. ................       631        15,403
City Holding Co. ......................       261         9,433
CoBiz, Inc. ...........................       207         4,662

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Columbia Banking System, Inc. .........       225   $     8,410
Community Bank System, Inc. ...........       441         8,895
Community Banks, Inc. .................       349         9,074
Community Trust Bancorp, Inc. .........       189         6,602
Cullen/Frost Bankers, Inc. ............       847        48,533
CVB Financial Corp. ...................       866        13,562
East West Bancorp, Inc. ...............       826        31,314
Eurobancshares, Inc. (a)...............       186         1,799
F N B Corp. ...........................       747        11,780
First BanCorp -- Puerto Rico...........     1,080        10,044
First Bancorp -- North Carolina........       204         4,284
First Charter Corp. ...................       432        10,597
First Citizens BancShares, Inc. (Class
  A)...................................        78        15,639
First Commonwealth Financial Corp. ....     1,005        12,763
First Community Bancorp, Inc. .........       320        18,906
First Financial Bancorp................       630         9,393
First Financial Bankshares, Inc. ......       258         9,427
First Financial Corp. .................       153         4,592
First Indiana Corp. ...................       191         4,972
First Merchants Corp. .................       270         6,564
First Midwest Bancorp, Inc. ...........       672        24,918
First Oak Brook Bancshares, Inc. ......        90         3,330
First Republic Bank....................       357        16,351
First State Bancorp....................       222         5,279
FirstMerit Corp. ......................     1,131        23,683
Frontier Financial Corp. ..............       426        14,480
Glacier Bancorp, Inc. .................       450        13,171
Great Southern Bancorp, Inc. ..........       141         4,305
Greater Bay Bancorp....................       738        21,217
Hancock Holding Co. ...................       386        21,616
Hanmi Financial Corp. .................       708        13,763
Harleysville National Corp. ...........       396         8,399
IBERIABANK Corp. ......................       126         7,250
Independent Bank
  Corp. -- Massachusetts...............       225         7,306
Independent Bank Corp. -- Michigan.....       306         8,048
Integra Bank Corp. ....................       252         5,481
Interchange Financial Services
  Corp. ...............................       279         6,277
International Bancshares Corp. ........       720        19,786
Irwin Financial Corp. .................       252         4,886
MB Financial, Inc. ....................       396        14,003
Mid-State Bancshares...................       342         9,576
Midwest Banc Holdings, Inc. ...........       252         5,607
Nara Bancorp, Inc. ....................       315         5,906
National Penn Bancshares, Inc. ........       667        13,247
NBT Bancorp, Inc. .....................       468        10,872
Old National Bancorp...................       876        17,494
Old Second Bancorp, Inc. ..............       225         6,975
Omega Financial Corp. .................       162         5,072
Oriental Financial Group...............       306         3,905
Pacific Capital Bancorp................       670        20,850
Park National Corp. ...................       171        16,896
Placer Sierra Bancshares...............       308         7,143
PrivateBancorp, Inc. ..................       294        12,175
Prosperity Bancshares, Inc. ...........       485        15,952
Provident Bankshares Corp. ............       477        17,358
R&G Financial Corp. ...................       423         3,634
Republic Bancorp, Inc. -- Kentucky.....       148         3,049
Republic Bancorp, Inc. -- Michigan.....     1,116        13,827
S&T Bancorp, Inc. .....................       341        11,331

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
S.Y. Bancorp, Inc. ....................       189   $     5,194
Sandy Spring Bancorp, Inc. ............       207         7,464
Santander BanCorp......................        78         1,920
Seacoast Banking Corp. of Florida......       180         4,793
Signature Bank (a).....................       351        11,365
Simmons First National Corp. ..........       207         6,005
South Financial Group, Inc. ...........     1,062        28,047
Sterling Bancorp.......................       259         5,050
Sterling Bancshares, Inc. .............       648        12,150
Sterling Financial
  Corp. -- Pennsylvania................       387         8,475
Sterling Financial
  Corp. -- Washington..................       501        15,285
Suffolk Bancorp........................       153         5,011
Sun Bancorp, Inc. (a)..................       217         3,524
Susquehanna Bancshares, Inc. ..........       784        18,738
SVB Financial Group (a)................       513        23,321
Texas Capital Bancshares, Inc. (a).....       339         7,899
Texas Regional Bancshare, Inc. ........       719        27,264
Tompkins Trustco, Inc. ................       118         5,074
Trico Bancshares.......................       207         5,668
Trustmark Corp. .......................       735        22,763
UCBH Holdings, Inc. ...................     1,319        21,816
UMB Financial Corp. ...................       432        14,403
Umpqua Holdings Corp. .................       830        21,289
United Bankshares, Inc. ...............       594        21,758
United Community Banks, Inc. ..........       582        17,716
USB Holding Co., Inc. .................       180         4,050
Virginia Commerce Bancorp, Inc. (a)....       238         5,688
Washington Trust Bancorp, Inc. ........       177         4,906
WesBanco, Inc. ........................       297         9,204
West Coast Bancorp.....................       216         6,366
Westamerica Bancorp....................       459        22,477
Western Alliance Bancorp (a)...........       253         8,799
Whitney Holding Corp. .................       909        32,151
Wilmington Trust Corp. ................       972        40,999
Wintrust Financial Corp. ..............       342        17,391
Yardville National Bancorp.............       144         5,145
                                                    -----------
                                                      1,404,425
                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 3.5%
ABM Industries, Inc. ..................       572         9,781
ACCO Brands Corp. (a)..................       612        13,403
ADESA, Inc. ...........................     1,214        26,999
Administaff, Inc. .....................       352        12,605
Advisory Board Co. (a).................       252        12,119
Allied Waste Industries, Inc. (a)......     3,360        38,170
American Reprographics Co. (a).........       376        13,630
Banta Corp. ...........................       360        16,679
Bowne & Co., Inc. .....................       510         7,293
Brady Corp. ...........................       612        22,546
CBIZ, Inc. (a).........................       951         7,047
CDI Corp. .............................       180         5,220
Central Parking Corp. .................       252         4,032
Cenveo, Inc. (a).......................       599        10,752
Coinstar, Inc. (a).....................       333         7,972
Consolidated Graphics, Inc. (a)........       171         8,902
Copart, Inc. (a).......................       963        23,651
Corrections Corp. of America (a).......       567        30,017
CoStar Group, Inc. (a).................       243        14,539
Covanta Holding Corp. (a)..............     1,262        22,274

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
CRA International, Inc. (a)............       162   $     7,313
Deluxe Corp. ..........................       726        12,691
DiamondCluster International, Inc.
  (a)..................................       414         3,279
Ennis, Inc. ...........................       369         7,262
First Advantage Corp. (Class A) (a)....       100         2,326
FTI Consulting, Inc. (a)...............       618        16,544
G & K Services, Inc. (Class A).........       270         9,261
Global Cash Access, Inc. (a)...........       702        10,972
Healthcare Services Group, Inc. .......       342         7,165
Heidrick & Struggles International,
  Inc. (a).............................       279         9,441
Herman Miller, Inc. ...................       947        24,404
HNI Corp. .............................       603        27,346
Hudson Highland Group, Inc. (a)........       348         3,755
IHS, Inc. (a)..........................       200         5,926
IKON Office Solutions, Inc. ...........     1,398        17,615
John H. Harland Co. ...................       402        17,487
Kelly Services, Inc. (Class A).........       270         7,336
Kforce, Inc. (a).......................       513         7,946
Knoll, Inc. ...........................       497         9,125
Korn/Ferry International (a)...........       564        11,049
Labor Ready, Inc. (a)..................       803        18,188
LECG Corp. (a).........................       270         4,987
McGrath Rentcorp.......................       288         8,009
Mine Safety Appliances Co. ............       402        16,160
Mobile Mini, Inc. (a)..................       513        15,010
Navigant Consulting, Inc. (a)..........       702        15,900
NCO Group, Inc. (a)....................       423        11,184
PHH Corp. (a)..........................       762        20,986
Pike Electric Corp. (a)................       298         5,739
Resources Connection, Inc. (a).........       684        17,114
Rollins, Inc. .........................       504         9,899
School Specialty, Inc. (a).............       324        10,319
SIRVA, Inc. (a)........................       360         2,329
Sourcecorp, Inc. (a)...................       225         5,578
Spherion Corp. (a).....................       879         8,017
Steelcase, Inc. (Class A)..............       789        12,979
Stericycle, Inc. (a)...................       630        41,013
TeleTech Holdings, Inc. (a)............       558         7,064
Tetra Tech, Inc. (a)...................       810        14,369
The Brink's Co. .......................       675        38,077
United Stationers, Inc. (a)............       477        23,526
Viad Corp. ............................       321        10,047
Volt Information Sciences, Inc. (a)....       126         5,872
Waste Connections, Inc. (a)............       634        23,078
Watson Wyatt Worldwide, Inc. (Class
  A)...................................       603        21,189
West Corp. (a).........................       384        18,397
                                                    -----------
                                                        910,904
                                                    -----------
COMMUNICATIONS EQUIPMENT -- 2.1%
3Com Corp. (a).........................     5,678        29,071
ADC Telecommunications, Inc. (a).......     1,670        28,156
Adtran, Inc. ..........................       971        21,779
Andrew Corp. (a).......................     2,357        20,883
Arris Group, Inc. (a)..................     1,488        19,523
Avocent Corp. (a)......................       711        18,664
Bel Fuse, Inc. (Class B)...............       162         5,315
Black Box Corp. .......................       252         9,659
C-COR.net Corp. (a)....................       690         5,327
CIENA Corp. (a)........................     8,296        39,904

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
CommScope, Inc. (a)....................       780   $    24,508
Comtech Telecommunications Corp. (a)...       315         9,220
Dycom Industries, Inc. (a).............       567        12,071
Extreme Networks, Inc. (a).............     1,557         6,477
F5 Networks, Inc. (a)..................       594        31,767
Finisar Corp. (a)......................     3,699        12,096
Foundry Networks, Inc. (a).............     1,816        19,359
Harmonic, Inc. (a).....................     1,043         4,673
Inter-Tel, Inc. .......................       288         6,065
InterDigital Communications Corp.
  (a)..................................       789        27,544
Ixia (a)...............................       504         4,536
Loral Space & Communications, Ltd.
  (a)..................................       200         5,672
Mastec, Inc. (a).......................       700         9,247
Netgear, Inc. (a)......................       459         9,937
Packeteer, Inc. (a)....................       477         5,409
Pegasus Wireless Corp. (a).............       970         8,672
Plantronics, Inc. .....................       693        15,392
Polycom, Inc. (a)......................     1,245        27,290
Powerwave Technologies, Inc. (a).......     1,702        15,522
Redback Networks, Inc. (a).............       856        15,699
SafeNet, Inc. (a)......................       342         6,060
Sonus Networks, Inc. (a)...............     3,558        17,612
Sycamore Networks, Inc. (a)............     2,666        10,824
Symmetricom, Inc. (a)..................       639         4,518
Tekelec (a)............................       909        11,226
Utstarcom, Inc. (a)....................     1,437        11,194
Viasat, Inc. (a).......................       360         9,245
Zhone Technologies, Inc. (a)...........     1,689         3,446
                                                    -----------
                                                        543,562
                                                    -----------
COMPUTERS & PERIPHERALS -- 1.0%
Adaptec, Inc. (a)......................     1,589         6,896
Advanced Digital Information Corp.
  (a)..................................       917        10,793
Avid Technology, Inc. (a)..............       599        19,965
Brocade Communications Systems, Inc.
  (a)..................................     4,106        25,211
Dot Hill Systems Corp. (a).............       627         2,144
Electronics for Imaging, Inc. (a)......       874        18,249
Emulex Corp. (a).......................     1,194        19,427
Gateway, Inc. (a)......................     3,341         6,348
Hutchinson Technology, Inc. (a)........       378         8,176
Hypercom Corp. (a).....................       711         6,648
Imation Corp. .........................       486        19,950
Intermec, Inc. (a).....................       683        15,668
Komag, Inc. (a)........................       415        19,165
McDATA Corp. (Class A) (a).............     2,237         9,127
Novatel Wireless, Inc. (a).............       524         5,439
Palm, Inc. (a).........................     1,306        21,027
Presstek, Inc. (a).....................       396         3,687
Quantum Corp. (a)......................     2,607         6,830
Rackable Systems, Inc. (a).............       390        15,401
Stratasys, Inc. (a)....................       153         4,507
Synaptics, Inc. (a)....................       378         8,089
                                                    -----------
                                                        252,747
                                                    -----------
CONSTRUCTION & ENGINEERING -- 0.8%
EMCOR Group, Inc. (a)..................       470        22,875
Foster Wheeler, Ltd. (a)...............       949        40,997
Granite Construction, Inc. ............       468        21,186
Infrasource Services, Inc. (a).........       398         7,248
Insituform Technologies, Inc. (a)......       386         8,835

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Perini Corp. (a).......................       298   $     6,705
Quanta Services, Inc. (a)..............     1,466        25,406
The Shaw Group, Inc. (a)...............     1,122        31,192
URS Corp. (a)..........................       718        30,156
Washington Group International,
  Inc. ................................       378        20,162
                                                    -----------
                                                        214,762
                                                    -----------
CONSTRUCTION MATERIALS -- 0.4%
Eagle Materials, Inc. .................       718        34,105
Florida Rock Industries, Inc. .........       735        36,508
Headwaters, Inc. (a)...................       594        15,183
Texas Industries, Inc. ................       324        17,204
                                                    -----------
                                                        103,000
                                                    -----------
CONSUMER FINANCE -- 0.5%
ACE Cash Express, Inc. (a).............       187         5,474
Advance America Cash Advance Centers,
  Inc. ................................       915        16,049
Advanta Corp. (Class B)................       300        10,785
Cash America International, Inc. ......       405        12,960
CompuCredit Corp. (a)..................       601        23,102
Credit Acceptance Corp. (a)............        82         2,225
First Cash Financial Services, Inc.
  (a)..................................       396         7,821
First Marblehead Corp. ................       468        26,648
Nelnet, Inc. (a).......................       306        12,408
World Acceptance Corp. (a).............       234         8,312
                                                    -----------
                                                        125,784
                                                    -----------
CONTAINERS & PACKAGING -- 0.4%
Aptargroup, Inc. ......................       486        24,111
Caraustar Industries, Inc. (a).........       414         3,726
Chesapeake Corp. ......................       279         4,578
Graphic Packaging Corp. (a)............     1,446         5,480
Greif, Inc. (Class A)..................       216        16,191
Myers Industries, Inc. ................       369         6,343
Packaging Corp. of America.............     1,196        26,336
Rock-Tenn Co. .........................       450         7,178
Silgan Holdings, Inc. .................       324        11,991
                                                    -----------
                                                        105,934
                                                    -----------
DISTRIBUTORS -- 0.1%
Audiovox Corp. (Class A) (a)...........       270         3,688
Building Material Holding Corp. .......       396        11,037
Keystone Automotive Industries, Inc.
  (a)..................................       225         9,499
                                                    -----------
                                                         24,224
                                                    -----------
DIVERSIFIED CONSUMER SERVICES -- 1.1%
Alderwoods Group, Inc. (a).............       576        11,209
Bright Horizons Family Solutions, Inc.
  (a)..................................       387        14,586
Coinmach Service Corp. ................       370         3,792
Corinthian Colleges, Inc. (a)..........     1,305        18,740
DeVry, Inc. (a)........................       882        19,378
Educate, Inc. (a)......................       288         2,206
Escala Group, Inc. (a).................       100           468
ITT Educational Services, Inc. (a).....       624        41,065
Jackson Hewitt Tax Service, Inc. ......       465        14,578
Laureate Education, Inc. (a)...........       645        27,496
Lincoln Educational Services Corp.
  (a)..................................        54           923
Matthews International Corp. (Class
  A)...................................       465        16,029
Pre-Paid Legal Services, Inc. .........       207         7,141

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Regis Corp. ...........................       639   $    22,755
Service Corp. International............     4,215        34,310
Sotheby's Holdings, Inc. (a)...........       766        20,107
Steiner Leisure, Ltd. (a)..............       237         9,369
Stewart Enterprises, Inc. (Class A)....     1,386         7,969
Strayer Education, Inc. ...............       213        20,687
Universal Technical Institute, Inc.
  (a)..................................       397         8,742
                                                    -----------
                                                        301,550
                                                    -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.4%
Asset Acceptance Capital Corp. (a).....       216         4,277
Encore Capital Group, Inc. (a).........       225         2,761
Financial Federal Corp. ...............       378        10,512
IntercontinentalExchange, Inc. (a).....       294        17,034
International Securities Exchange,
  Inc. ................................       540        20,558
Nasdaq Stock Market, Inc. (a)..........     1,387        41,471
Portfolio Recovery Associates, Inc.
  (a)..................................       225        10,282
Resource America, Inc. ................       252         4,801
                                                    -----------
                                                        111,696
                                                    -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.9%
Broadwing Corp. (a)....................       917         9,491
Cincinnati Bell, Inc. (a)..............     3,540        14,514
Commonwealth Telephone Enterprises,
  Inc. ................................       306        10,147
Consolidated Communications Holdings,
  Inc. ................................       261         4,340
Covad Communications Group, Inc. (a)...     3,809         7,656
Fairpoint Communications, Inc. ........       396         5,702
General Communication, Inc. (Class A)
  (a)..................................       636         7,836
Global Crossing, Ltd. (a)..............       425         7,552
IDT Corp. (Class B) (a)................       981        13,528
Iowa Telecommunications Services,
  Inc. ................................       333         6,300
Level 3 Communications, Inc. (a).......    11,666        51,797
NeuStar, Inc. (Class A) (a)............       896        30,240
North Pittsburgh Systems, Inc. ........       198         5,457
NTELOS Holdings Corp. (a)..............       300         4,335
PanAmSat Holding Corp. ................       738        18,435
Premiere Global Services, Inc. (a).....       942         7,112
SureWest Communications................       189         3,652
Time Warner Telecom, Inc. (Class A)
  (a)..................................     1,017        15,103
Valor Communications Group, Inc. ......       549         6,286
Vonage Holdings Corp (a)...............       446         3,831
                                                    -----------
                                                        233,314
                                                    -----------
ELECTRIC UTILITIES -- 1.1%
ALLETE, Inc. ..........................       378        17,898
Cleco Corp. ...........................       711        16,531
Duquesne Light Holdings, Inc. .........     1,104        18,150
El Paso Electric Co. (a)...............       684        13,789
Empire District Electric Co. ..........       369         7,583
Great Plains Energy, Inc. .............     1,077        30,005
Hawaiian Electric Industries, Inc. ....     1,161        32,403
IDACORP, Inc. .........................       603        20,677
ITC Holdings Corp. ....................       180         4,784
MGE Energy, Inc. ......................       294         9,158
Otter Tail Corp. ......................       369        10,085
Portland General Electric Co. .........       400         9,988
Sierra Pacific Resources (a)...........     2,797        39,158
UIL Holdings Corp. ....................       188        10,583

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Unisource Energy Corp. ................       465   $    14,485
Westar Energy, Inc. ...................     1,239        26,081
                                                    -----------
                                                        281,358
                                                    -----------
ELECTRICAL EQUIPMENT -- 1.2%
A.O. Smith Corp. ......................       285        13,213
Acuity Brands, Inc. ...................       642        24,980
American Superconductor Corp. (a)......       468         4,132
Baldor Electric Co. ...................       429        13,423
Belden CDT, Inc. ......................       609        20,127
Encore Wire Corp. (a)..................       243         8,733
Energy Conversion Devices, Inc. (a)....       568        20,692
EnerSys (a)............................       294         6,145
Evergreen Solar, Inc. (a)..............       720         9,346
Franklin Electric Co., Inc. ...........       225        11,619
FuelCell Energy, Inc. (a)..............       635         6,083
General Cable Corp. (a)................       740        25,900
Genlyte Group, Inc. (a)................       360        26,075
GrafTech International, Ltd. (a).......     1,409         8,172
II-VI, Inc. (a)........................       357         6,533
Medis Technologies, Ltd. (a)...........       204         4,137
Plug Power, Inc. (a)...................       933         4,357
Power-One, Inc. (a)....................     1,053         6,950
Regal-Beloit Corp. ....................       440        19,426
Thomas & Betts Corp. (a)...............       885        45,401
Vicor Corp. ...........................       270         4,474
Woodward Governor Co. .................       405        12,357
                                                    -----------
                                                        302,275
                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.6%
Aeroflex, Inc. (a).....................     1,077        12,569
Agilysys, Inc. ........................       441         7,938
Anixter International, Inc. ...........       499        23,683
Avnet, Inc. (a)........................     2,087        41,782
AVX Corp. .............................       746        11,779
Benchmark Electronics, Inc. (a)........       837        20,188
Brightpoint, Inc. (a)..................       744        10,066
Checkpoint Systems, Inc. (a)...........       540        11,993
Cogent, Inc. (a).......................       558         8,409
Cognex Corp. ..........................       608        15,826
Coherent, Inc. (a).....................       438        14,774
CTS Corp. .............................       531         7,907
Daktronics, Inc. ......................       468        13,511
Dolby Laboratories, Inc. (a)...........       468        10,904
Echelon Corp. (a)......................       474         3,550
Electro Scientific Industries, Inc.
  (a)..................................       405         7,286
Excel Technology, Inc. (a).............       171         5,116
FLIR Systems, Inc. (a).................       987        21,773
Global Imaging Systems, Inc. (a).......       333        13,746
Identix, Inc. (a)......................     1,275         8,912
Insight Enterprises, Inc. (a)..........       702        13,373
Itron, Inc. (a)........................       333        19,734
KEMET Corp. (a)........................     1,248        11,507
Littelfuse, Inc. (a)...................       324        11,139
Measurement Specialties, Inc. (a)......       180         4,009
Mercury Computer System, Inc. (a)......       306         4,709
Methode Electronics, Inc. (Class A)....       513         5,392
Metrologic Instruments, Inc. (a).......       153         2,297
Move, Inc. (a).........................     2,099        11,503
MTS Systems Corp. .....................       287        11,339

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Multi-Fineline Electronix, Inc. (a)....       137   $     4,547
National Instruments Corp. ............       762        20,879
Newport Corp. (a)......................       621        10,011
Park Electrochemical Corp. ............       261         6,721
Paxar Corp. (a)........................       522        10,738
Photon Dynamics, Inc. (a)..............       243         3,042
Plexus Corp. (a).......................       663        22,681
Rofin-Sinar Technologies, Inc. (a).....       216        12,413
Rogers Corp. (a).......................       243        13,691
Sanmina-SCI Corp. (a)..................     7,594        34,932
Scansource, Inc. (a)...................       360        10,555
Smart Modular Technologies (WWH), Inc.
  (a)..................................       300         2,634
Sunpower Corp. (a).....................       211         5,912
Tech Data Corp. (a)....................       793        30,380
Technitrol, Inc. ......................       531        12,293
Tektronix, Inc. .......................     1,221        35,922
Trimble Navigation, Ltd. (a)...........       774        34,551
TTM Technologies, Inc. (a).............       540         7,814
Vishay Intertechnology, Inc. (a).......     2,407        37,862
                                                    -----------
                                                        684,292
                                                    -----------
ENERGY EQUIPMENT & SERVICES -- 3.0%
Atwood Oceanics, Inc. (a)..............       378        18,749
Basic Energy Services, Inc. (a)........       200         6,114
Bristow Group, Inc. (a)................       315        11,340
CARBO Ceramics, Inc. ..................       279        13,707
Complete Production Services, Inc.
  (a)..................................       439        10,378
Dresser-Rand Group, Inc. (a)...........       787        18,479
Dril-Quip, Inc. (a)....................       164        13,520
FMC Technologies, Inc. (a).............       998        67,325
Global Industries, Inc. (a)............     1,313        21,927
Grey Wolf, Inc. (a)....................     2,756        21,221
Gulfmark Offshore, Inc. (a)............       288         7,439
Hanover Compressor Co. (a).............     1,227        23,043
Helmerich & Payne, Inc. ...............       682        41,097
Hercules Offshore, Inc. (a)............       300        10,500
Hornbeck Offshore Services, Inc. (a)...       332        11,793
Hydril (a).............................       279        21,907
Input/Output, Inc. (a).................       968         9,148
Lone Star Technologies, Inc. (a).......       460        24,849
Lufkin Industries, Inc. ...............       207        12,302
Maverick Tube Corp. (a)................       527        33,301
Newpark Resources, Inc. (a)............     1,211         7,448
NS Group, Inc. (a).....................       324        17,846
Oceaneering International, Inc. (a)....       798        36,588
Oil States International, Inc. (a).....       661        22,659
Parker Drilling Co. (a)................     1,665        11,955
Pioneer Drilling Co. (a)...............       749        11,565
RPC, Inc. .............................       378         9,178
SEACOR Holdings, Inc. (a)..............       312        25,615
Superior Energy Services, Inc. (a).....     1,086        36,815
Superior Well Services, Inc. (a).......        90         2,241
Tetra Technologies, Inc. (a)...........       988        29,927
Tidewater, Inc. .......................       774        38,081
Todco (Class A)........................       879        35,907
Unit Corp. (a).........................       658        37,434
Universal Compression Holdings, Inc.
  (a)..................................       426        26,825

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Veritas DGC, Inc. (a)..................       493   $    25,429
W-H Energy Services, Inc. (a)..........       404        20,535
                                                    -----------
                                                        794,187
                                                    -----------
FOOD & STAPLES RETAILING -- 0.7%
BJ'S Wholesale Club, Inc. (a)..........     1,005        28,492
Casey's General Stores, Inc. ..........       775        19,383
Central European Distribution Corp.
  (a)..................................       407        10,228
Great Atlantic & Pacific Tea Co. ......       234         5,316
Longs Drug Stores Corp. ...............       432        19,708
Nash Finch Co. ........................       180         3,832
Performance Food Group Co. (a).........       540        16,405
Rite Aid Corp. (a).....................     7,498        31,792
Ruddick Corp. .........................       504        12,353
Smart & Final, Inc. (a)................       180         3,031
The Topps Co., Inc. ...................       554         4,554
United Natural Foods, Inc. (a).........       574        18,953
Weis Markets, Inc. ....................       154         6,345
                                                    -----------
                                                        180,392
                                                    -----------
FOOD PRODUCTS -- 1.2%
Alico, Inc. ...........................        54         2,976
Chiquita Brands International, Inc. ...       558         7,689
Corn Products International, Inc. .....     1,067        32,650
Del Monte Foods Co. ...................     2,876        32,298
Delta and Pine Land Co. ...............       522        15,347
Farmer Brothers Co. ...................        90         1,951
Flowers Foods, Inc. ...................       809        23,170
Fresh Del Monte Produce, Inc. .........       460         7,944
Gold Kist, Inc. (a)....................       728         9,733
Hain Celestial Group, Inc. (a).........       532        13,704
J&J Snack Foods Corp. .................       198         6,548
Lancaster Colony Corp. ................       405        15,985
Lance, Inc. ...........................       423         9,738
Peet's Coffee & Tea, Inc. (a)..........       198         5,978
Pilgrim's Pride Corp. .................       594        15,325
Premium Standard Farms, Inc. ..........       244         3,960
Ralcorp Holdings, Inc. (a).............       423        17,990
Reddy Ice Holdings, Inc. ..............       244         4,965
Sanderson Farms, Inc. .................       288         8,061
Seaboard Corp. ........................         6         7,680
The J.M. Smucker Co. ..................       831        37,146
Tootsie Roll Industries, Inc. .........       367        10,691
TreeHouse Foods, Inc. (a)..............       431        10,297
                                                    -----------
                                                        301,826
                                                    -----------
GAS UTILITIES -- 1.5%
AGL Resources, Inc. ...................     1,053        40,140
Atmos Energy Corp. ....................     1,204        33,604
Energen Corp. .........................       954        36,643
Laclede Group, Inc. ...................       287         9,861
National Fuel Gas Co. .................     1,141        40,095
New Jersey Resources Corp. ............       396        18,525
Nicor, Inc. ...........................       636        26,394
Northwest Natural Gas Co. .............       396        14,664
Peoples Energy Corp. ..................       540        19,391
Piedmont Natural Gas Co., Inc. ........     1,041        25,296
South Jersey Industries, Inc. .........       402        11,011
Southern Union Co. ....................     1,493        40,400
Southwest Gas Corp. ...................       540        16,924

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
UGI Corp. .............................     1,498   $    36,881
WGL Holdings, Inc. ....................       702        20,323
                                                    -----------
                                                        390,152
                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.2%
Advanced Medical Optics, Inc. (a)......       936        47,455
Align Technology, Inc. (a).............       795         5,875
American Medical Systems Holdings, Inc.
  (a)..................................       924        15,385
Analogic Corp. ........................       212         9,881
Arrow International, Inc. .............       315        10,354
Arthrocare Corp. (a)...................       351        14,745
Aspect Medical Systems, Inc. (a).......       216         3,767
Biosite, Inc. (a)......................       242        11,050
CONMED Corp. (a).......................       432         8,942
Conor Medsystems, Inc. (a).............       451        12,443
Cyberonics, Inc. (a)...................       306         6,524
Datascope Corp. .......................       180         5,551
Diagnostic Products Corp. .............       330        19,196
DJO, Inc. (a)..........................       361        13,296
Edwards Lifesciences Corp. (a).........       861        39,115
ev3, Inc. (a)..........................       270         3,999
Foxhollow Technologies, Inc. (a).......       186         5,082
Gen-Probe, Inc. (a)....................       762        41,133
Greatbatch, Inc. (a)...................       306         7,222
Haemonetics Corp. (a)..................       366        17,023
HealthTronics, Inc. (a)................       477         3,649
Hologic, Inc. (a)......................       630        31,097
I-Flow Corp. (a).......................       305         3,300
ICU Medical, Inc. (a)..................       180         7,603
IDEXX Laboratories, Inc. (a)...........       450        33,808
Immucor, Inc. (a)......................       972        18,692
Integra LifeSciences Holdings Corp.
  (a)..................................       261        10,129
Intermagnetics General Corp. (a).......       607        16,377
Intuitive Surgical, Inc. (a)...........       523        61,698
Invacare Corp. ........................       459        11,420
Inverness Medical Innovations, Inc.
  (a)..................................       377        10,643
Kensey Nash Corp. (a)..................       162         4,779
Kyphon, Inc. (a).......................       631        24,205
Laserscope (a).........................       270         8,319
Life Cell Corp. (a)....................       450        13,914
Mentor Corp. ..........................       580        25,230
Merit Medical Systems, Inc. (a)........       378         5,201
OraSure Technologies, Inc. (a).........       600         5,712
Palomar Medical Technologies, Inc.
  (a)..................................       225        10,267
PolyMedica Corp. ......................       351        12,622
ResMed, Inc. (a).......................     1,077        50,565
Respironics, Inc. (a)..................     1,034        35,383
Sirona Dental Systems, Inc. ...........       165         6,537
SonoSite, Inc. (a).....................       230         8,979
STERIS Corp. ..........................       990        22,631
SurModics, Inc. (a)....................       216         7,800
Symmetry Medical, Inc. (a).............       333         5,128
The Cooper Cos., Inc. .................       635        28,124
Thoratec Corp. (a).....................       609         8,447
TriPath Imaging, Inc. (a)..............       396         2,622
Viasys Healthcare, Inc. (a)............       387         9,907
Vital Signs, Inc. .....................        90         4,458

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
West Pharmaceutical Services, Inc. ....       405   $    14,693
Wright Medical Group, Inc. (a).........       478        10,005
                                                    -----------
                                                        831,982
                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 2.1%
Alliance Imaging, Inc. (a).............       189         1,210
Amedisys, Inc. (a).....................       226         8,565
American Retirement Corp. (a)..........       532        17,434
AMERIGROUP Corp. (a)...................       720        22,349
AMN Healthcare Services, Inc. (a)......       414         8,404
Amsurg Corp. (a).......................       423         9,623
Apria Healthcare Group, Inc. (a).......       605        11,435
Brookdale Senior Living, Inc. .........       200         8,948
Centene Corp. (a)......................       603        14,189
Chemed Corp. ..........................       366        19,958
Cross Country Healthcare, Inc. (a).....       360         6,548
Genesis HealthCare Corp. (a)...........       288        13,643
Gentiva Health Services, Inc. (a)......       351         5,627
HealthExtras, Inc. (a).................       420        12,692
Healthspring, Inc. (a).................       300         5,625
Healthways, Inc. (a)...................       515        27,110
inVentiv Health, Inc. (a)..............       386        11,109
Kindred Healthcare, Inc. (a)...........       563        14,638
Landauer, Inc. ........................       126         6,035
LCA-Vision, Inc. ......................       243        12,857
LifePoint Hospitals, Inc. (a)..........       738        23,712
Magellan Health Services, Inc. (a).....       527        23,878
Matria Healthcare, Inc. (a)............       297         6,362
Molina Healthcare, Inc. (a)............       162         6,164
National Healthcare Corp. .............       126         5,613
Nighthawk Radiology Holdings, Inc.
  (a)..................................       100         1,794
Odyssey Healthcare, Inc. (a)...........       495         8,697
Option Care, Inc. .....................       297         3,558
Owens & Minor, Inc. ...................       567        16,216
Pediatrix Medical Group, Inc. (a)......       704        31,891
PSS World Medical, Inc. (a)............       936        16,520
Psychiatric Solutions, Inc. (a)........       784        22,469
RehabCare Group, Inc. (a)..............       234         4,067
Rotech Healthcare, Inc. (a)............       300         1,134
Sierra Health Services, Inc. (a).......       749        33,728
Sunrise Assisted Living, Inc. (a)......       613        16,949
Symbion, Inc. (a)......................       234         4,858
United Surgical Partners (a)...........       621        18,674
VCA Antech, Inc. (a)...................     1,185        37,837
Visicu, Inc. (a).......................       100         1,765
WellCare Health Plans, Inc. (a)........       523        25,653
                                                    -----------
                                                        549,538
                                                    -----------
HEALTH CARE TECHNOLOGY -- 0.5%
Allscripts Healthcare Solutions, Inc.
  (a)..................................       614        10,776
Cerner Corp. (a).......................       910        33,770
Dendrite International, Inc. (a).......       549         5,073
Eclipsys Corp. (a).....................       558        10,133
Emdeon Corp. (a).......................     3,973        49,305
Per-Se Technologies, Inc. (a)..........       483        12,162
The TriZetto Group, Inc. (a)...........       612         9,051
WebMD Health Corp. (a).................       100         4,730
                                                    -----------
                                                        135,000
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
HOTELS, RESTAURANTS & LEISURE -- 2.7%
AFC Enterprises, Inc. (a)..............       297   $     3,787
American Real Estate Partners LP.......        89         3,631
Ameristar Casinos, Inc. ...............       333         6,477
Applebees International, Inc. .........     1,060        20,373
Aztar Corp. (a)........................       540        28,058
Bally Technologies, Inc. (a)...........       675        11,117
BJ's Restaurants, Inc. (a).............       204         4,557
Bob Evans Farms, Inc. .................       510        15,305
Burger King Holdings, Inc. (a).........       357         5,623
California Pizza Kitchen, Inc. (a).....       279         7,667
CBRL Group, Inc. ......................       441        14,959
CEC Entertainment, Inc. (a)............       530        17,024
Cedar Fair LP..........................       770        20,436
Chipotle Mexican Grill, Inc. (a).......       172        10,483
Choice Hotels International, Inc. .....       522        31,633
Churchill Downs, Inc. .................       126         4,719
CKE Restaurants, Inc. .................       764        12,690
Domino's Pizza, Inc. ..................       560        13,854
Gaylord Entertainment Co. (a)..........       567        24,744
Great Wolf Resorts, Inc. (a)...........       387         4,648
IHOP Corp. ............................       230        11,058
Isle of Capri Casinos, Inc. (a)........       315         8,080
Jack in the Box, Inc. (a)..............       528        20,698
Kerzner International, Ltd. (a)........       423        33,535
Krispy Kreme Doughnuts, Inc. (a).......       834         6,789
Landry's Restaurants, Inc. ............       252         8,177
Life Time Fitness, Inc. (a)............       261        12,077
Lone Star Steakhouse & Saloon, Inc. ...       261         6,846
Marcus Corp. ..........................       297         6,201
Multimedia Games, Inc. (a).............       405         4,103
O'Charleys, Inc. (a)...................       306         5,202
Orient-Express Hotels, Ltd. (Class
  A)...................................       543        21,090
P F Chang's China Bistro, Inc. (a).....       376        14,296
Panera Bread Co. (Class A) (a).........       442        29,720
Papa John's International, Inc. (a)....       342        11,354
Pinnacle Entertainment, Inc. (a).......       676        20,719
Rare Hospitality International, Inc.
  (a)..................................       486        13,977
Red Robin Gourmet Burgers, Inc. (a)....       179         7,618
Ruby Tuesday, Inc. ....................       829        20,236
Ruth's Chris Steak House, Inc. (a).....       281         5,738
Ryan's Restaurant Group, Inc. (a)......       603         7,182
Scientific Games Corp. (Class A) (a)...       973        34,658
Shuffle Master, Inc. (a)...............       504        16,521
Six Flags, Inc. (a)....................     1,067         5,997
Sonic Corp. (a)........................     1,282        26,653
Speedway Motorsports, Inc. ............       198         7,473
Texas Roadhouse, Inc. (Class A) (a)....       684         9,248
The Cheesecake Factory, Inc. (a).......     1,121        30,211
The Steak n Shake Co. (a)..............       396         5,995
Triarc Cos., Inc. (Class B)............       618         9,659
Vail Resorts, Inc. (a).................       405        15,026
WMS Industries, Inc. (a)...............       397        10,874
                                                    -----------
                                                        708,796
                                                    -----------
HOUSEHOLD DURABLES -- 1.3%
American Greetings Corp. (Class A).....       774        16,262
Avatar Holdings, Inc. (a)..............        63         3,589
Beazer Homes USA, Inc. ................       567        26,008

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Blount International, Inc. (a).........       531   $     6,383
Blyth, Inc. ...........................       432         7,975
Brookfield Homes Corp. ................       195         6,425
Champion Enterprises, Inc. (a).........     1,149        12,685
CSS Industries, Inc. ..................       117         3,364
Ethan Allen Interiors, Inc. ...........       486        17,763
Furniture Brands International,
  Inc. ................................       729        15,192
Helen of Troy, Ltd. (a)................       306         5,630
Interface, Inc. (Class A) (a)..........       648         7,420
iRobot Corp. (a).......................       200         4,976
Jarden Corp. (a).......................       741        22,563
Kimball International, Inc. (Class
  B)...................................       357         7,037
La-Z-Boy, Inc. ........................       756        10,584
Levitt Corp. (Class A).................       240         3,840
M.D.C. Holdings, Inc. .................       481        24,978
M/I Homes, Inc. .......................       162         5,683
Meritage Homes Corp. (a)...............       324        15,309
Palm Harbor Homes, Inc. (a)............       153         2,691
Russ Berrie & Co., Inc. (a)............       153         1,876
Sealy Corp. (a)........................       400         5,308
Skyline Corp. .........................        99         4,235
Snap-on, Inc. .........................       756        30,558
Standard Pacific Corp. ................       980        25,186
Technical Olympic USA, Inc. ...........       307         4,409
Tempur-Pedic International, Inc. (a)...       904        12,213
The Yankee Candle, Inc. ...............       586        14,656
Tupperware Corp. ......................       753        14,827
WCI Communities, Inc. (a)..............       567        11,419
                                                    -----------
                                                        351,044
                                                    -----------
HOUSEHOLD PRODUCTS -- 0.2%
Central Garden & Pet Co. (a)...........       270        11,624
Church & Dwight Co., Inc. .............       918        33,434
Spectrum Brands, Inc. (a)..............       610         7,881
WD-40 Co. .............................       234         7,855
                                                    -----------
                                                         60,794
                                                    -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
Black Hills Corp. .....................       468        16,066
Dynegy, Inc. (Class A) (a).............     5,640        30,851
Ormat Technologies, Inc. ..............       144         5,494
                                                    -----------
                                                         52,411
                                                    -----------
INDUSTRIAL CONGLOMERATES -- 0.7%
Carlisle Cos., Inc. ...................       450        35,685
McDermott International, Inc. (a)......     1,558        70,842
Raven Industries, Inc. ................       243         7,654
Sequa Corp. (a)........................        81         6,602
Standex International Corp. ...........       162         4,917
Teleflex, Inc. ........................       522        28,198
Tredegar Corp. ........................       366         5,790
Walter Industries, Inc. ...............       592        34,129
                                                    -----------
                                                        193,817
                                                    -----------
INSURANCE -- 4.1%
21st Century Insurance Group...........       375         5,400
Alfa Corp. ............................       537         8,893
Alleghany Corp. (a)....................        73        20,174
American Equity Investment Life Holding
  Co. .................................       667         7,110

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
American Financial Group, Inc. ........       660   $    28,314
American National Insurance Co. .......       225        29,187
AmerUs Group Co. ......................       567        33,198
Arch Capital Group, Ltd. (a)...........       592        35,200
Argonaut Group, Inc. (a)...............       496        14,900
Aspen Insurance Holdings, Ltd. ........       812        18,912
Assured Guaranty, Ltd. ................       711        18,038
Baldwin & Lyons, Inc. (Class B)........       135         3,443
Bristol West Holdings, Inc. ...........       270         4,320
CNA Surety Corp. (a)...................       225         3,888
Delphi Financial Group.................       639        23,234
Endurance Specialty Holdings, Ltd. ....       871        27,872
Enstar Group, Inc. (a).................        62         5,716
Erie Indemnity Co. (Class A)...........       768        39,936
FBL Financial Group, Inc. (Class A)....       180         5,832
First Acceptance Corp. (a).............       366         4,312
Great American Financial Resources,
  Inc. ................................       117         2,449
Hanover Insurance Group, Inc. .........       771        36,592
Harleysville Group, Inc. ..............       195         6,185
HCC Insurance Holdings, Inc. ..........     1,609        47,369
Hilb Rogal and Hobbs Co. ..............       511        19,045
Horace Mann Educators Corp. ...........       618        10,475
Infinity Property & Casualty Corp. ....       297        12,177
IPC Holdings, Ltd. ....................       681        16,793
Kansas City Life Insurance Co. ........        63         2,657
LandAmerica Financial Group, Inc. .....       243        15,698
Max Re Capital, Ltd. ..................       621        13,563
Mercury General Corp. .................       378        21,308
Montpelier Re Holdings, Ltd. ..........     1,197        20,696
National Financial Partners Corp. .....       468        20,737
National Western Life Insurance Co.
  (Class A)............................        36         8,627
Navigators Group, Inc. (a).............       171         7,493
Odyssey Re Holdings Corp. .............       280         7,378
Ohio Casualty Corp. ...................       908        26,995
PartnerRe, Ltd. .......................       789        50,535
Philadelphia Consolidated Holding Corp.
  (a)..................................       830        25,199
Platinum Underwriters Holdings,
  Ltd. ................................       854        23,895
Presidential Life Corp. ...............       312         7,669
ProAssurance Corp. (a).................       414        19,947
Reinsurance Group America, Inc. .......       413        20,299
RenaissanceRe Holdings, Ltd. ..........       894        43,323
RLI Corp. .............................       324        15,610
Safety Insurance Group, Inc. ..........       189         8,987
Scottish R Egroup Limited..............       700        11,676
Selective Insurance Group, Inc. .......       402        22,460
StanCorp Financial Group, Inc. ........       779        39,659
State Auto Financial Corp. ............       198         6,443
Stewart Information Services Corp. ....       243         8,823
The Commerce Group, Inc. ..............       882        26,054
The Midland Co. .......................       189         7,178
The Phoenix Cos., Inc. ................     1,602        22,556
Transatlantic Holdings, Inc. ..........       378        21,130
United Fire & Casualty Co. ............       313         9,431
Universal American Financial Corp.
  (a)..................................       540         7,101
USI Holdings Corp. (a).................       540         7,241

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Wesco Financial Corp. .................        18   $     6,858
Zenith National Insurance Corp. .......       532        21,104
                                                    -----------
                                                      1,067,294
                                                    -----------
INTERNET & CATALOG RETAIL -- 0.5%
1-800-FLOWERS.COM, Inc. (Class A)
  (a)..................................       360         2,077
Audible, Inc. (a)......................       243         2,209
Blue Nile, Inc. (a)....................       226         7,268
Coldwater Creek, Inc. (a)..............       783        20,953
FTD Group, Inc. (a)....................       189         2,552
GSI Commerce, Inc. (a).................       249         3,369
Netflix, Inc. (a)......................       784        21,333
Nutri/System, Inc. (a).................       378        23,485
Overstock.com, Inc. (a)................       180         3,827
Priceline.com, Inc. (a)................       348        10,391
Stamps.com, Inc. (a)...................       326         9,069
ValueVision Media, Inc. (Class A)
  (a)..................................       369         4,070
VistaPrint, Ltd. (a)...................       344         9,199
                                                    -----------
                                                        119,802
                                                    -----------
INTERNET SOFTWARE & SERVICES -- 1.6%
Akamai Technologies, Inc. (a)..........     2,200        79,618
aQuantive, Inc. (a)....................       989        25,051
Ariba, Inc. (a)........................     1,154         9,497
CMGI, Inc. (a).........................     6,560         7,938
CNET Networks, Inc. (a)................     2,023        16,144
DealerTrack Holdings, Inc. (a).........       281         6,213
Digital Insight Corp. (a)..............       477        16,356
Digital River, Inc. (a)................       563        22,740
Digitas, Inc. (a)......................     1,251        14,537
EarthLink, Inc. (a)....................     1,859        16,099
Equinix, Inc. (a)......................       347        19,036
Infospace, Inc. (a)....................       414         9,385
Interwoven, Inc. (a)...................       531         4,556
Ipass, Inc. (a)........................       690         3,864
j2 Global Communications, Inc. (a).....       746        23,290
Jupitermedia Corp. (a).................       312         4,056
Marchex, Inc. (Class B) (a)............       297         4,880
Netratings, Inc. (a)...................       253         3,514
NIC, Inc. (a)..........................       450         3,254
Openwave Systems, Inc. (a).............     1,296        14,956
RealNetworks, Inc. (a).................     1,626        17,398
S1 Corp. (a)...........................       960         4,608
SonicWALL, Inc. (a)....................       780         7,012
Travelzoo, Inc. (a)....................        36         1,092
United Online, Inc. ...................       906        10,872
Valueclick, Inc. (a)...................     1,487        22,826
Vignette Corp. (a).....................       423         6,167
WebEx Communications, Inc. (a).........       628        22,319
Websense, Inc. (a).....................       666        13,680
                                                    -----------
                                                        410,958
                                                    -----------
IT SERVICES -- 2.1%
Acxiom Corp. ..........................     1,067        26,675
Alliance Data Systems Corp. (a)........       959        56,408
BearingPoint, Inc. (a).................     2,845        23,813
CACI International, Inc. (Class A)
  (a)..................................       454        26,482
CIBER, Inc. (a)........................       801         5,279
Convergys Corp. (a)....................     2,045        39,878

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Covansys Corp. (a).....................       261   $     3,281
CSG Systems International, Inc. (a)....       684        16,922
eFunds Corp. (a).......................       654        14,421
Euronet Worldwide, Inc. (a)............       438        16,806
Forrester Research, Inc. (a)...........       198         5,540
Gartner, Inc. (a)......................       974        13,831
Gevity HR, Inc. .......................       387        10,275
Heartland Payment Systems, Inc. (a)....       199         5,548
Hewitt Associates, Inc. (Class A)
  (a)..................................       767        17,242
infoUSA, Inc. .........................       510         5,258
Kanbay International, Inc. (a).........       330         4,798
Keane, Inc. (a)........................       780         9,750
Lionbridge Technologies, Inc. (a)......       812         4,490
Mantech International Corp. (a)........       253         7,808
MAXIMUS, Inc. .........................       329         7,616
MoneyGram International, Inc. .........     1,215        41,249
MPS Group, Inc. (a)....................     1,517        22,846
Perot Systems Corp. (Class A) (a)......     1,152        16,681
Sapient Corp. (a)......................     1,157         6,132
SRA International, Inc. (a)............       510        13,581
Syntel, Inc. ..........................       177         3,621
Talx Corp. ............................       491        10,738
The BISYS Group, Inc. (a)..............     1,733        23,742
TNS, Inc. (a)..........................       332         6,869
Tyler Technologies, Inc. (a)...........       519         5,813
Unisys Corp. (a).......................     5,099        32,022
VeriFone Holdings, Inc. (a)............       541        16,490
Wright Express Corp. (a)...............       582        16,727
                                                    -----------
                                                        538,632
                                                    -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.5%
Callaway Golf Co. .....................       942        12,237
JAKKS Pacific, Inc. (a)................       378         7,594
K2, Inc. (a)...........................       675         7,384
Leapfrog Enterprises, Inc. (a).........       387         3,909
Marine Products Corp. .................       222         2,160
MarineMax, Inc. (a)....................       225         5,902
Marvel Entertainment, Inc. (a).........       888        17,760
Nautilus Group, Inc. ..................       441         6,928
Oakley, Inc. ..........................       377         6,352
Polaris Industries, Inc. ..............       600        25,980
Pool Corp. ............................       762        33,246
RC2 Corp. (a)..........................       297        11,482
                                                    -----------
                                                        140,934
                                                    -----------
LIFE SCIENCES TOOLS & SERVICES -- 0.9%
Affymetrix, Inc. (a)...................       973        24,909
Albany Molecular Research, Inc. (a)....       303         3,236
Bio-Rad Laboratories, Inc. (Class A)
  (a)..................................       284        18,443
Cambrex Corp. .........................       360         7,499
Dionex Corp. (a).......................       306        16,726
Enzo Biochem, Inc. (a).................       441         6,650
eResearch Technology, Inc. (a).........       567         5,160
Exelixis, Inc. (a).....................     1,197        12,030
Illumina, Inc. (a).....................       606        17,974
Molecular Devices Corp. (a)............       252         7,701
Nektar Therapeutics (a)................     1,230        22,558
PAREXEL International Corp. (a)........       377        10,876
PRA International (a)..................       279         6,213
Serologicals Corp. (a).................       486        15,280

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
SFBC International, Inc. (a)...........       261   $     3,957
Techne Corp. (a).......................       528        26,886
Varian, Inc. (a).......................       458        19,011
Ventana Medical Systems, Inc. (a)......       465        21,939
                                                    -----------
                                                        247,048
                                                    -----------
MACHINERY -- 3.6%
Accuride Corp. (a).....................       306         3,816
Actuant Corp. (Class A)................       409        20,430
AGCO Corp. (a).........................     1,302        34,269
Albany International Corp. (Class A)...       405        17,168
American Railcar Industries, Inc. .....       100         3,311
American Science & Engineering, Inc.
  (a)..................................       117         6,777
Astec Industries, Inc. (a).............       216         7,370
ASV, Inc. (a)..........................       288         6,635
Barnes Group, Inc. ....................       590        11,770
Briggs & Stratton Corp. ...............       744        23,146
Bucyrus International, Inc. (Class
  A)...................................       431        21,765
Cascade Corp. .........................       153         6,051
CIRCOR International, Inc. ............       180         5,488
CLARCOR, Inc. .........................       744        22,164
Crane Co. .............................       738        30,701
EnPro Industries, Inc. (a).............       297         9,979
ESCO Technologies, Inc. (a)............       369        19,723
Federal Signal Corp. ..................       693        10,492
Flowserve Corp. (a)....................       802        45,634
Freightcar America, Inc. ..............       200        11,102
Gardner Denver, Inc. (a)...............       738        28,413
Harsco Corp. ..........................       600        46,776
IDEX Corp. ............................       711        33,559
JLG Industries, Inc. ..................     1,476        33,210
Kaydon Corp. ..........................       405        15,111
Kennametal, Inc. ......................       576        35,856
Lincoln Electric Holdings, Inc. .......       567        35,522
Lindsay Manufacturing Co. .............       162         4,393
Middleby Corp. (a).....................        90         7,790
Mueller Industries, Inc. ..............       459        15,161
Mueller Water Products, Inc. (a).......       400         6,964
NACCO Industries, Inc. ................        81        11,130
Navistar International Corp. (a).......       900        22,149
Nordson Corp. .........................       432        21,246
Robbins & Myers, Inc. .................       162         4,235
Tecumseh Products Co. (Class A) (a)....       225         4,320
Tennant Co. ...........................        99         4,978
Terex Corp. (a)........................       716        70,669
The Greenbrier Cos., Inc. .............       171         5,598
The Manitowoc Co., Inc. ...............       884        39,338
The Timken Co. ........................     1,194        40,011
The Toro Co. ..........................       621        29,001
Trinity Industries, Inc. ..............     1,089        43,996
Valmont Industries, Inc. ..............       225        10,460
Wabash National Corp. .................       447         6,866
Wabtec Corp. ..........................       657        24,572
Watts Water Technologies, Inc. ........       360        12,078
                                                    -----------
                                                        931,193
                                                    -----------
MARINE -- 0.3%
Alexander & Baldwin, Inc. .............       630        27,890
American Commercial Lines, Inc. (a)....       341        20,545
Eagle Bulk Shipping, Inc. .............       288         4,104

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Genco Shipping & Trading, Ltd. ........       171   $     2,969
Horizon Lines, Inc. ...................       180         2,884
Kirby Corp. (a)........................       752        29,704
                                                    -----------
                                                         88,096
                                                    -----------
MEDIA -- 2.0%
ADVO, Inc. ............................       441        10,853
Arbitron, Inc. ........................       447        17,134
Belo Corp. ............................     1,335        20,826
Carmike Cinemas, Inc. .................       162         3,415
Catalina Marketing Corp. ..............       643        18,300
Charter Communications, Inc. (a).......     5,219         5,897
Citadel Broadcasting Corp. ............       492         4,379
CKX, Inc. (a)..........................       648         8,793
Courier Corp. .........................       162         6,483
Cox Radio, Inc. (Class A) (a)..........       555         8,003
Crown Media Holdings, Inc. (Class A)
  (a)..................................       135           556
Cumulus Media, Inc. (a)................       762         8,131
Dow Jones & Co., Inc. .................       746        26,117
DreamWorks Animation SKG, Inc. (Class
  A) (a)...............................       639        14,633
Emmis Communications Corp. (a).........       477         7,460
Entercom Communications Corp. .........       454        11,877
Entravision Communications Corp. (a)...       810         6,942
Fisher Communications, Inc. (a)........        81         3,413
Gemstar-TV Guide International, Inc.
  (a)..................................     3,594        12,651
Gray Television, Inc. .................       671         3,885
Harte-Hanks, Inc. .....................       835        21,409
Hearst-Argyle Television, Inc. ........       386         8,515
Hollinger International, Inc. .........       663         5,324
Interactive Data Corp. (a).............       513        10,306
John Wiley & Sons, Inc. (Class A)......       639        21,215
Journal Communications, Inc. ..........       522         5,867
Journal Register Co. ..................       603         5,403
Lee Enterprises, Inc. .................       591        15,927
Lin TV Corp. (Class A) (a).............       387         2,922
Live Nation, Inc. (a)..................       900        18,324
Martha Stewart Living Omnimedia, Inc.
  (Class A) (a)........................       388         6,484
McClatchy Co. (Class A)................       788        31,615
Media General, Inc. (Class A)..........       297        12,441
Mediacom Communications Corp. (a)......       888         5,532
Morningstar, Inc. (a)..................       144         5,973
Primedia, Inc. (a).....................     2,211         4,046
ProQuest Co. (a).......................       324         3,982
Radio One, Inc. (Class A) (a)..........     1,269         9,518
RCN Corp. (a)..........................       522        13,013
Reader's Digest Association, Inc. .....     1,448        20,214
Regal Entertainment Group..............       806        16,378
Salem Communications Corp. (a).........       171         2,225
Scholastic Corp. (a)...................       405        10,518
Sinclair Broadcast Group, Inc. ........       663         5,675
Spanish Broadcasting System, Inc.
  (a)..................................       572         2,923
Tivo, Inc. (a).........................     1,068         7,636
Triple Crown Media, Inc. (a)...........        67           581
Valassis Communications, Inc. (a)......       679        16,018
Warner Music Group Corp. ..............       699        20,607
Westwood One, Inc. ....................     1,080         8,100

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
World Wrestling Entertainment, Inc.
  (Class A)............................       261   $     4,408
WorldSpace, Inc. (Class A) (a).........       171           612
                                                    -----------
                                                        523,459
                                                    -----------
METALS & MINING -- 2.5%
AK Steel Holding Corp. (a).............     1,491        20,621
Aleris International, Inc. (a).........       441        20,220
AMCOL International Corp. .............       360         9,486
Brush Engineered Materials, Inc. (a)...       270         5,629
Carpenter Technology Corp. ............       321        37,075
Century Aluminum Co. (a)...............       342        12,206
Chaparral Steel Co. (a)................       330        23,767
Cleveland-Cliffs, Inc. ................       315        24,976
Coeur d' Alene Mines Corp. (a).........     3,760        18,086
Commercial Metals Co. .................     1,704        43,793
Compass Minerals International,
  Inc. ................................       447        11,153
Gibraltar Industries, Inc. ............       423        12,267
Glamis Gold, Ltd. (a)..................     2,353        89,085
Hecla Mining Co. (a)...................     1,706         8,956
Meridian Gold, Inc. (a)................     1,415        44,827
Metal Management, Inc. ................       400        12,248
Oregon Steel Mills, Inc. (a)...........       535        27,103
Quanex Corp. ..........................       540        23,258
Reliance Steel & Aluminum Co. .........       460        38,157
Royal Gold, Inc. ......................       306         8,513
RTI International Metals, Inc. (a).....       347        19,376
Ryerson Tull, Inc. ....................       330         8,910
Schnitzer Steel Industries, Inc. (Class
  A)...................................       324        11,496
Steel Dynamics, Inc. ..................       700        46,018
Stillwater Mining Co. (a)..............       630         7,988
Titanium Metals Corp. (a)..............     1,075        36,958
Worthington Industries, Inc. ..........     1,026        21,495
                                                    -----------
                                                        643,667
                                                    -----------
MULTI-UTILITIES -- 1.0%
Aquila, Inc. (a).......................     5,504        23,172
Avista Corp. ..........................       699        15,958
CH Energy Group, Inc. .................       225        10,800
CMS Energy Corp. (a)...................     3,262        42,210
NorthWestern Corp. ....................       387        13,294
OGE Energy Corp. ......................     1,301        45,574
PNM Resources, Inc. ...................       946        23,612
Puget Energy, Inc. ....................     1,662        35,700
Vectren Corp. .........................     1,095        29,839
WPS Resources Corp. ...................       614        30,454
                                                    -----------
                                                        270,613
                                                    -----------
MULTILINE RETAIL -- 0.4%
99 Cents Only Stores (a)...............       702         7,343
Big Lots, Inc. (a).....................     1,661        28,370
Conn's, Inc. (a).......................       117         3,106
Dillards, Inc. (Class A)...............       921        29,334
Fred's, Inc. (Class A).................       531         7,089
Saks, Inc. ............................     1,712        27,683
Tuesday Morning Corp. .................       432         5,681
                                                    -----------
                                                        108,606
                                                    -----------
OIL, GAS & CONSUMABLE FUELS -- 6.1%
Alliance Holdings GP LP (a)............       183         3,967
Alliance Resource Partners LP..........       287        10,398

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Alon USA Energy, Inc. .................       144   $     4,532
Alpha Natural Resources, Inc. (a)......       831        16,304
Amerigas Partners LP...................       461        13,563
Atlas America, Inc. (a)................       270        12,099
ATP Oil & Gas Corp. (a)................       270        11,321
Aurora Oil & Gas Corp (a)..............       996         3,984
Berry Petroleum Co. (Class A)..........       594        19,691
Bill Barrett Corp. (a).................       405        11,992
Boardwalk Pipeline Partners LP.........       700        17,143
Bois d'Arc Energy, Inc. (a)............       270         4,447
BP Prudhoe Bay Royalty Trust...........       306        24,449
Brigham Exploration Co. (a)............       558         4,414
Buckeye Partners LP....................       555        23,360
Cabot Oil & Gas Corp. .................       702        34,398
Cheniere Energy, Inc. (a)..............       735        28,665
Cimarex Energy Co. ....................     1,176        50,568
Comstock Resources, Inc. (a)...........       585        17,468
Crosstex Energy LP.....................       253         9,305
Crosstex Energy, Inc. .................       117        11,124
DCP Midstream Partners LP..............       200         5,640
Delek US Holdings, Inc. (a)............       150         2,280
Delta Petroleum Corp. (a)..............       760        13,019
Denbury Resources, Inc. (a)............     1,672        52,952
Dorchester Minerals LP.................       387         9,718
Double Hull Tankers, Inc. .............       234         3,152
Enbridge Energy Management LLC (a).....       139         5,767
Enbridge Energy Partners LP............       713        31,051
Encore Aquisition Co. (a)..............       672        18,030
Energy Partners, Ltd. (a)..............       501         9,494
Energy Transfer Equity LP..............       300         7,947
Enterprise GP Holdings LP..............       153         4,962
EXCO Resources, Inc. (a)...............       700         7,980
Ferrellgas Partners LP.................       540        12,020
Forest Oil Corp. (a)...................       756        25,069
Foundation Coal Holdings, Inc. ........       648        30,411
Frontier Oil Corp. ....................     1,584        51,322
Gasco Energy, Inc. (a).................     1,299         5,781
General Maritime Corp. ................       393        14,525
Giant Industries, Inc. (a).............       206        13,709
Goodrich Petroleum Corp. (a)...........       200         5,678
Harvest Natural Resources, Inc. (a)....       522         7,068
Helix Energy Solutions Group, Inc.
  (a)..................................     1,037        41,853
Holly Corp. ...........................       714        34,415
Holly Energy Partners LP...............        99         3,995
Hugoton Royalty Trust..................       561        16,662
Inergy Holdings LP.....................       154         4,931
Inergy LP..............................       474        12,210
International Coal Group, Inc. (a).....     1,800        12,942
James River Coal Co. (a)...............       234         6,199
KCS Energy, Inc. (a)...................       717        21,295
KFX, Inc. (a)..........................     1,197        18,290
Kinder Morgan Management LLC (a).......       750        32,265
Linn Energy LLC........................       167         3,499
Magellan Midstream Holdings LP.........       300         6,255
Magellan Midstream Partners LP.........       979        33,266
Mariner Energy, Inc. (a)...............     1,111        20,409
Markwest Energy Partners LP............       108         4,457
McMoRan Exploration Co. (a)............       279         4,910
Meridian Resource Corp. (a)............     1,248         4,368

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Natural Resource Partners LP...........       216   $    11,707
OMI Corp. .............................       986        21,347
Overseas Shipholding Group, Inc. ......       425        25,139
Pacific Energy Partners LP.............       384        12,511
Penn Virginia Corp. ...................       282        19,706
Penn Virginia Resource Partners LP.....       372         9,999
Petrohawk Energy Corp. (a).............     1,110        13,986
Petroleum Development Corp. (a)........       234         8,822
Plains All American Pipeline LP........       783        34,194
Quicksilver Resources, Inc. (a)........       774        28,491
Range Resources Corp. .................     1,872        50,900
Regency Energy Partners LP.............       200         4,400
Remington Oil & Gas Corp. (a)..........       315        13,850
Rosetta Resources, Inc. (a)............       800        13,296
Ship Finance International, Ltd. ......       645        11,165
St. Mary Land & Exploration Co. .......       834        33,568
Stone Energy Corp. (a).................       360        16,758
Suburban Propane Partners LP...........       433        13,648
Sunoco Logistics Partners LP...........       180         7,353
Swift Energy Co. (a)...................       404        17,344
Syntroleum Corp. (a)...................       603         3,660
TC Pipelines LP........................       234         7,722
Teekay LNG Partners LP.................       164         4,986
Teekay Shipping Corp. .................       618        25,857
TEPPCO Partners LP.....................       998        35,179
The Houston Exploration Co. (a)........       405        24,782
U.S. Shipping Partners LP..............        99         2,091
USEC, Inc. ............................     1,215        14,398
Valero LP..............................       537        26,501
W&T Offshore, Inc. ....................       260        10,111
Warren Resources, Inc. (a).............       800        11,488
Western Gas Resources, Inc. ...........       962        57,576
Western Refining, Inc. ................       300         6,474
Whiting Petroleum Corp. (a)............       545        22,819
World Fuel Services Corp. .............       387        17,682
                                                    -----------
                                                      1,592,498
                                                    -----------
PAPER & FOREST PRODUCTS -- 0.2%
Bowater, Inc. .........................       800        18,200
Buckeye Technologies, Inc. (a).........       540         4,126
Deltic Timber Corp. ...................       162         9,132
Glatfelter.............................       555         8,808
Neenah Paper, Inc. ....................       216         6,577
Schweitzer-Mauduit International,
  Inc. ................................       216         4,676
Wausau-Mosinee Paper Corp. ............       702         8,740
                                                    -----------
                                                         60,259
                                                    -----------
PERSONAL PRODUCTS -- 0.4%
Chattem, Inc. (a)......................       225         6,833
Elizabeth Arden, Inc. (a)..............       351         6,276
Herbalife, Ltd. (a)....................       596        23,780
Mannatech, Inc. .......................       216         2,724
NBTY, Inc. (a).........................       872        20,850
Nu Skin Enterprises, Inc. (Class A)....       762        11,316
Playtex Products, Inc. (a).............       838         8,740
Prestige Brands Holdings, Inc. (a).....       504         5,025
Revlon, Inc. (Class A) (a).............     3,270         4,120
USANA Health Sciences, Inc. (a)........       153         5,799
                                                    -----------
                                                         95,463
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
PHARMACEUTICALS -- 1.0%
Abraxis BioScience, Inc. (a)...........       382   $     9,107
Adams Respiratory Therapeutics, Inc.
  (a)..................................       335        14,948
Adolor Corp. (a).......................       631        15,781
Alpharma, Inc. (Class A)...............       585        14,063
Andrx Corp. (a)........................     1,049        24,326
Atherogenics, Inc. (a).................       504         6,577
Connetics Corp. (a)....................       513         6,033
Discovery Laboratories, Inc. (a).......       774         1,618
Kos Pharmaceuticals, Inc. (a)..........       307        11,549
KV Pharmaceutical Co. (Class A) (a)....       603        11,252
Medicis Pharmaceutical Corp. (Class
  A)...................................       809        19,416
MGI Pharma, Inc. (a)...................     1,123        24,145
New River Pharmaceuticals, Inc. (a)....       180         5,130
NitroMed, Inc. (a).....................       258         1,246
Noven Pharmaceuticals, Inc. (a)........       339         6,068
Par Pharmaceutical Cos., Inc. (a)......       492         9,082
Perrigo Co. ...........................     1,283        20,656
Salix Pharmaceuticals, Ltd. (a)........       639         7,860
Sciele Pharma, Inc. (a)................       387         8,975
The Medicines Co. (a)..................       648        12,668
Valeant Pharmaceuticals
  International........................     1,320        22,335
Viropharma, Inc. (a)...................     1,000         8,620
                                                    -----------
                                                        261,455
                                                    -----------
REAL ESTATE INVESTMENT TRUSTS -- 8.2%
Aames Investment Corp. ................       684         3,413
Acadia Realty Trust....................       402         9,507
Alexander's, Inc. (a)..................        27         7,338
Alexandria Real Estate Equities,
  Inc. ................................       334        29,619
American Financial Realty Trust........     1,851        17,918
American Home Mortgage Investment
  Corp. ...............................       654        24,106
Annaly Mortgage Management, Inc. ......     2,252        28,848
Anthracite Capital, Inc. ..............       792         9,631
Anworth Mortgage Asset Corp. ..........       656         5,445
Arbor Realty Trust, Inc. ..............       243         6,087
Ashford Hospitality Trust, Inc. .......       900        11,358
BioMed Realty Trust, Inc. .............       787        23,563
Brandywine Realty Trust................     1,325        42,625
BRE Properties, Inc. (Class A).........       735        40,425
Camden Property Trust..................       804        59,134
Capital Lease Funding, Inc. ...........       357         4,073
Capital Trust, Inc. (Class A)..........       171         6,091
CapitalSource, Inc. ...................     1,794        42,087
CarrAmerica Realty Corp. ..............       837        37,288
CBL & Associates Properties, Inc. .....       864        33,636
CentraCore Properties Trust............       162         4,010
Colonial Properties Trust..............       646        31,912
Corporate Office Properties Trust......       592        24,911
Cousins Properties, Inc. ..............       567        17,537
Crescent Real Estate Equities Co. .....     1,437        26,671
Deerfield Triarc Capital Corp. ........       560         7,269
DiamondRock Hospitality Co. ...........       976        14,455
Digital Realty Trust, Inc. ............       515        12,715
EastGroup Properties, Inc. ............       315        14,704
Education Realty Trust, Inc. ..........       315         5,245
Entertainment Properties Trust.........       360        15,498
Equity Inns, Inc. .....................       762        12,619

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Equity Lifestyle Properties, Inc. .....       306   $    13,412
Equity One, Inc. ......................       622        13,000
Essex Property Trust, Inc. ............       340        37,964
Extra Space Storage, Inc. .............       793        12,878
Federal Realty Investment Trust........       756        52,920
FelCor Lodging Trust, Inc. ............       869        18,892
Fieldstone Investment Corp. ...........       701         6,421
First Industrial Realty Trust, Inc. ...       634        24,054
Franklin Street Properties Corp. ......       789        15,528
Friedman, Billings, Ramsey Group,
  Inc. ................................     2,265        24,847
Getty Realty Corp. ....................       279         7,935
Glenborough Realty Trust, Inc. ........       522        11,244
Glimcher Realty Trust..................       513        12,728
Global Signal, Inc. ...................       303        14,035
GMH Communities Trust..................       537         7,078
Health Care REIT, Inc. ................       847        29,603
Healthcare Realty Trust, Inc. .........       681        21,690
Heritage Property Investment Trust.....       387        13,514
Highland Hospitality Corp. ............       820        11,546
Highwoods Properties, Inc. ............       774        28,003
Home Properties, Inc. .................       456        25,313
HomeBanc Corp. ........................       644         5,113
HRPT Properties Trust..................     3,082        35,628
Impac Mortgage Holdings, Inc. .........     1,077        12,041
Inland Real Estate Corp. ..............       870        12,946
Innkeepers USA Trust...................       612        10,575
Investors Real Estate Trust............       645         5,824
JER Investors Trust, Inc. .............       342         5,318
Kilroy Realty Corp. ...................       454        32,801
KKR Financial Corp. ...................     1,183        24,618
LaSalle Hotel Properties...............       562        26,021
Lexington Corporate Properties Trust...       747        16,135
Longview Fibre Co. ....................       738        14,088
LTC Properties, Inc. ..................       285         6,370
Luminent Mortgage Capital, Inc. .......       495         4,584
Maguire Properties, Inc. ..............       537        18,886
Medical Properties Trust, Inc. ........       671         7,408
MFA Mortgage Investments, Inc. ........     1,188         8,173
Mid-America Apartment Communities,
  Inc. ................................       297        16,558
Mills Corp. ...........................       808        21,614
National Health Investors, Inc. .......       333         8,954
National Retail Properties, Inc. ......       780        15,561
Nationwide Health Properties, Inc. ....       960        21,610
New Century Financial Corp. ...........       726        33,214
Newcastle Investment Corp. ............       585        14,812
Newkirk Realty Trust, Inc. ............       300         5,208
Novastar Financial, Inc. ..............       423        13,371
Omega Healthcare Investors, Inc. ......       835        11,039
Pan Pacific Retail Properties, Inc. ...       585        40,581
Parkway Properties, Inc. ..............       204         9,282
Pennsylvania Real Estate Investment
  Trust................................       486        19,620
Post Properties, Inc. .................       576        26,116
Potlatch Corp. ........................       587        22,159
PS Business Parks, Inc. ...............       234        13,806
RAIT Investment Trust..................       394        11,505
Ramco-Gershenson Properties Trust......       243         6,544
Rayonier, Inc. ........................     1,080        40,943
Realty Income Corp. ...................     1,243        27,222
Reckson Associates Realty Corp. .......     1,178        48,746

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Redwood Trust, Inc. ...................       333   $    16,260
Saul Centers, Inc. ....................       153         6,239
Saxon Capital, Inc. ...................       720         8,237
Senior Housing Properties Trust........     1,075        19,253
Shurgard Storage Centers, Inc. (Class
  A)...................................       694        43,375
SL Green Realty Corp. .................       621        67,981
Sovran Self Storage, Inc. .............       262        13,307
Spirit Finance Corp. ..................     1,115        12,555
Strategic Hotels & Resorts, Inc. ......     1,032        21,404
Sun Communities, Inc. .................       276         8,978
Sunstone Hotel Investors, Inc. ........       830        24,120
Tanger Factory Outlet Centers, Inc. ...       438        14,178
Taubman Centers, Inc. .................       775        31,697
Trizec Properties, Inc. ...............     1,337        38,292
Trustreet Properties, Inc. ............       952        12,557
U-Store-It Trust.......................       648        12,221
Universal Health Realty Income Trust...       162         5,079
Urstadt Biddle Properties (Class A)....       270         4,398
Ventas, Inc. ..........................     1,482        50,210
Washington Real Estate Investment
  Trust................................       603        22,130
                                                    -----------
                                                      2,139,808
                                                    -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.3%
Affordable Residential Communities
  (a)..................................       429         4,612
Jones Lang LaSalle, Inc. ..............       479        41,937
Tejon Ranch Co. (a)....................       126         5,186
Trammell Crow Co. (a)..................       513        18,042
                                                    -----------
                                                         69,777
                                                    -----------
ROAD & RAIL -- 1.4%
Amerco, Inc. (a).......................       126        12,683
Arkansas Best Corp. ...................       324        16,268
Con-way, Inc. .........................       762        44,143
Dollar Thrifty Automotive Group (a)....       339        15,279
Florida East Coast Industries, Inc. ...       329        17,217
Genesee & Wyoming, Inc. (Class A)
  (a)..................................       552        19,579
Heartland Express, Inc. ...............       882        15,779
Kansas City Southern (a)...............     1,047        29,002
Knight Transportation, Inc. ...........       796        16,079
Laidlaw International, Inc. ...........     1,397        35,204
Landstar Systems, Inc. ................       861        40,665
Old Dominion Freight Line, Inc. (a)....       515        19,359
RailAmerica, Inc. (a)..................       531         5,554
Ryder Systems, Inc. ...................       868        50,717
Swift Transportation Co., Inc. (a).....       702        22,296
Werner Enterprises, Inc. ..............       816        16,540
                                                    -----------
                                                        376,364
                                                    -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.3%
Actel Corp. (a)........................       369         5,295
Advanced Analogic Technologies, Inc.
  (a)..................................       453         4,747
Advanced Energy Industries, Inc. (a)...       459         6,077
Agere Systems, Inc. (a)................     2,417        35,530
AMIS Holdings, Inc. (a)................       477         4,770
Amkor Technology, Inc. (a).............     1,564        14,795
Applied Micro Circuits Corp. (a).......     4,485        12,244
Atheros Communications, Inc. (a).......       729        13,822
Atmel Corp. (a)........................     6,400        35,520
ATMI, Inc. (a).........................       537        13,221

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Axcelis Technologies, Inc. (a).........     1,446   $     8,531
Brooks Automation, Inc. (a)............     1,059        12,496
Cabot Microelectronics Corp. (a).......       360        10,912
Cirrus Logic, Inc. (a).................     1,103         8,978
Cohu, Inc. ............................       288         5,054
Conexant Systems, Inc. (a).............     7,086        17,715
Credence Systems Corp. (a).............     1,169         4,092
Cree, Inc. (a).........................     1,083        25,732
Cymer, Inc. (a)........................       531        24,670
Cypress Semiconductor Corp. (a)........     1,931        28,077
Diodes, Inc. (a).......................       259        10,733
DSP Group, Inc. (a)....................       414        10,288
Entegris, Inc. (a).....................     1,716        16,353
Exar Corp. (a).........................       504         6,688
Fairchild Semiconductor International,
  Inc. (a).............................     1,725        31,343
FEI Co. (a)............................       360         8,165
Formfactor, Inc. (a)...................       598        26,689
Genesis Microchip, Inc. (a)............       476         5,503
Hittite Microwave Corp. (a)............       172         6,220
Integrated Device Technology, Inc.
  (a)..................................     2,861        40,569
Kopin Corp. (a)........................     1,014         3,661
Kulicke & Soffa Industries, Inc. (a)...       738         5,469
Lattice Semiconductor Corp. (a)........     1,539         9,511
Mattson Technology, Inc. (a)...........       585         5,715
Micrel, Inc. (a).......................       959         9,600
Microsemi Corp. (a)....................       945        23,039
MKS Instruments, Inc. (a)..............       513        10,322
Netlogic Microsystems, Inc. (a)........       200         6,450
OmniVision Technologies, Inc. (a)......       749        15,819
ON Semiconductor Corp. (a).............     2,250        13,230
PDF Solutions, Inc. (a)................       252         3,127
Photronics, Inc. (a)...................       545         8,066
Pixelworks, Inc. (a)...................       666         1,818
PMC-Sierra, Inc. (a)...................     2,965        27,871
PortalPlayer, Inc. (a).................       180         1,766
Power Integrations, Inc. (a)...........       423         7,394
Rambus, Inc. (a).......................     1,386        31,615
RF Micro Devices, Inc. (a).............     2,694        16,083
Semtech Corp. (a)......................     1,070        15,462
Sigmatel, Inc. (a).....................       384         1,578
Silicon Image, Inc. (a)................     1,186        12,785
Silicon Laboratories, Inc. (a).........       730        25,659
Silicon Storage Technology, Inc. (a)...     1,284         5,213
Sirf Technology Holdings, Inc. (a).....       613        19,751
Skyworks Solutions, Inc. (a)...........     2,246        12,375
Spansion, Inc. (a).....................       599         9,548
Standard Microsystems Corp. (a)........       297         6,484
Tessera Technologies, Inc. (a).........       635        17,462
Trident Microsystems, Inc. (a).........       784        14,880
TriQuint Semiconductor, Inc. (a).......     1,985         8,853
Ultratech, Inc. (a)....................       315         4,958
Varian Semiconductor Equipment
  Associates, Inc. (a).................       819        26,708
Veeco Instruments, Inc. (a)............       369         8,797
Vitesse Semiconductor Corp. (a)........       970         1,397
Zoran Corp. (a)........................       721        17,549
                                                    -----------
                                                        864,844
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
SOFTWARE -- 2.7%
Advent Software, Inc. (a)..............       324   $    11,687
Agile Software Corp. (a)...............       708         4,489
Altiris, Inc. (a)......................       388         7,000
Ansys, Inc. (a)........................       450        21,519
Blackbaud, Inc. .......................       622        14,119
Blackboard, Inc. (a)...................       344         9,962
Borland Software Corp. (a).............     1,161         6,130
Compuware Corp. (a)....................     4,985        33,399
Concur Technologies, Inc. (a)..........       447         6,915
Epicor Software Corp. (a)..............       567         5,970
eSpeed, Inc. (a).......................       423         3,524
Factset Research Systems, Inc. ........       531        25,116
Fair Isaac Corp. ......................       971        35,257
FalconStor Software, Inc. (a)..........       368         2,565
FileNET Corp. (a)......................       594        15,996
Hyperion Solutions Corp. (a)...........       846        23,350
i2 Technologies, Inc. (a)..............       171         2,167
Informatica Corp. (a)..................     1,248        16,424
Intergraph Corp. (a)...................       405        12,753
Internet Security Systems, Inc. (a)....       540        10,179
InterVoice, Inc. (a)...................       549         3,909
Jack Henry & Associates, Inc. .........     1,104        21,705
JDA Software Group, Inc. (a)...........       420         5,893
Kronos, Inc. (a).......................       447        16,186
Lawson Software, Inc. (a)..............     1,755        11,758
Macrovision Corp. (a)..................       711        15,301
Magma Design Automation, Inc. (a)......       411         3,021
Manhattan Associates, Inc. (a).........       429         8,704
Mentor Graphics Corp. (a)..............     1,195        15,511
MICROS Systems, Inc. (a)...............       549        23,980
MicroStrategy, Inc. (a)................       153        14,921
Midway Games, Inc. (a).................       151         1,222
Nuance Communications, Inc. (a)........     2,091        21,035
Open Solutions, Inc. (a)...............       261         6,945
Opsware, Inc. (a)......................     1,143         9,418
Parametric Technology Corp. (a)........     1,649        20,959
Progress Software Corp. (a)............       558        13,063
Quality Systems, Inc. .................       216         7,953
Quest Software, Inc. (a)...............       744        10,446
RSA Security, Inc. (a).................     1,026        27,897
Sonic Solutions, Inc. (a)..............       339         5,593
SSA Global Technologies, Inc. (a)......       126         2,442
Sybase, Inc. (a).......................     1,293        25,084
Take-Two Interactive Software, Inc.
  (a)..................................     1,014        10,809
The Reynolds & Reynolds Co. ...........       933        28,615
THQ, Inc. (a)..........................       897        19,375
TIBCO Software, Inc. (a)...............     2,865        20,198
Transaction Systems Architects, Inc.
  (a)..................................       548        22,846
Ulticom, Inc. (a)......................       180         1,885
Verint Systems, Inc. (a)...............       180         5,254
Wind River Systems, Inc. (a)...........     1,122         9,986
Witness Systems, Inc. (a)..............       487         9,823
                                                    -----------
                                                        690,258
                                                    -----------
SPECIALTY RETAIL -- 3.1%
Aaron Rents, Inc. (Class B)............       694        18,655
AC Moore Arts & Crafts, Inc. (a).......       195         3,180
Aeropostale, Inc. (a)..................       801        23,141

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
AnnTaylor Stores Corp. (a).............     1,053   $    45,679
Asbury Automotive Group, Inc. (a)......       216         4,523
Bebe Stores, Inc. .....................       330         5,089
Big 5 Sporting Goods Corp. ............       324         6,318
Blockbuster, Inc. (Class A) (a)........     2,499        12,445
Borders Group, Inc. ...................       924        17,057
Buckle, Inc. ..........................       116         4,857
Build-A-Bear Workshop, Inc. (a)........       153         3,291
Cabela's, Inc. (a).....................       630        12,134
Charming Shoppes, Inc. (a).............     1,835        20,625
Christopher & Banks Corp. .............       528        15,312
Claire's Stores, Inc. .................     1,416        36,122
Cost Plus, Inc. (a)....................       315         4,618
CSK Auto Corp. (a).....................       672         8,044
DEB Shops, Inc. .......................        81         1,953
Dick's Sporting Goods, Inc. (a)........       468        18,533
Dress Barn, Inc. (a)...................       630        15,971
DSW, Inc. (Class A) (a)................       216         7,867
GameStop Corp. (Class A) (a)...........       937        39,354
Genesco, Inc. (a)......................       315        10,669
Group 1 Automotive, Inc. ..............       306        17,240
Guess ?, Inc. (a)......................       445        18,579
Guitar Center, Inc. (a)................       360        16,009
Gymboree Corp. (a).....................       441        15,329
Hibbett Sporting Goods, Inc. (a).......       541        12,930
Hot Topic, Inc. (a)....................       657         7,562
Jo-Ann Stores, Inc. (a)................       306         4,483
Jos. A. Bank Clothiers, Inc. (a).......       236         5,655
Lithia Motors, Inc. (Class A)..........       216         6,549
Maidenform Brands, Inc. (a)............       186         2,293
Mens Wearhouse, Inc. ..................       708        21,452
New York & Co., Inc. (a)...............       356         3,478
OfficeMax, Inc. .......................     1,006        40,994
Pacific Sunwear of California, Inc.
  (a)..................................     1,107        19,849
Pantry, Inc. (a).......................       315        18,125
Payless ShoeSource, Inc. (a)...........       981        26,654
PETCO Animal Supplies, Inc. (a)........       822        16,793
Pier 1 Imports, Inc. ..................     1,149         8,020
Rent-A-Center, Inc. (a)................       991        24,636
Select Comfort Corp. (a)...............       796        18,284
Sonic Automotive, Inc. (Class A).......       423         9,382
Stage Stores, Inc. ....................       393        12,969
Stein Mart, Inc. ......................       387         5,728
Talbots, Inc. .........................       342         6,310
The Cato Corp. (Class A)...............       450        11,633
The Children's Place Retail Stores,
  Inc. (a).............................       298        17,895
The Finish Line, Inc. (Class A)........       576         6,814
The Pep Boys -- Manny, Moe & Jack......       834         9,783
Too, Inc. (a)..........................       501        19,233
Tractor Supply Co. (a).................       504        27,856
United Auto Group, Inc. ...............       576        12,298
West Marine, Inc. (a)..................       198         2,669
Zale Corp. (a).........................       683        16,453
Zumiez, Inc. (a).......................       218         8,190
                                                    -----------
                                                        807,564
                                                    -----------
TEXTILES, APPAREL & LUXURY GOODS -- 1.0%
Brown Shoe Co., Inc. ..................       373        12,712
Carter's, Inc. (a).....................       725        19,162

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Columbia Sportswear Co. (a)............       216   $     9,776
CROCS, Inc. (a)........................       200         5,030
Deckers Outdoor Corp. (a)..............       153         5,900
Fossil, Inc. (a).......................       758        13,652
K-Swiss, Inc. (Class A)................       371         9,906
Kellwood Co. ..........................       341         9,981
Kenneth Cole Productions, Inc. (Class
  A)...................................       235         5,247
Movado Group, Inc. ....................       261         5,990
Oxford Industries, Inc. ...............       204         8,040
Phillips-Van Heusen Corp. .............       788        30,070
Quiksilver, Inc. (a)...................     1,807        22,009
Russell Corp. .........................       414         7,518
Skechers USA, Inc. (a).................       324         7,812
Stride Rite Corp. .....................       522         6,885
The Timberland Co. (Class A) (a).......       730        19,053
Under Armour, Inc. (Class A) (a).......       413        17,602
UniFirst Corp. ........................       126         4,347
Volcom, Inc. (a).......................       181         5,790
Warnaco Group, Inc. (a)................       630        11,768
Wolverine World Wide, Inc. ............       828        19,317
Xerium Technologies, Inc. .............       195         1,837
                                                    -----------
                                                        259,404
                                                    -----------
THRIFTS & MORTGAGE FINANCE -- 1.9%
Accredited Home Lenders Holding Co.
  (a)..................................       286        13,674
Anchor Bancorp Wisconsin, Inc. ........       315         9,504
Bank Mutual Corp. .....................       918        11,218
BankAtlantic Bancorp, Inc. (Class A)...       672         9,972
BankUnited Financial Corp. ............       517        15,779
Brookline Bancorp, Inc. ...............       891        12,269
Capitol Federal Financial..............       306        10,493
Charter Financial Corp. ...............        54         2,131
CharterMac.............................       737        13,789
City Bank..............................       126         5,879
Clayton Holdings, Inc. (a).............       100         1,305
Clifton Savings Bancorp, Inc. .........       198         2,144
Commercial Capital Bancorp, Inc. ......       711        11,198
Corus Bankshares, Inc. ................       444        11,624
Dime Community Bancshares..............       486         6,595
Doral Financial Corp. .................     1,346         8,628
Downey Financial Corp. ................       296        20,084
Fidelity Bankshares, Inc. .............       330        10,501
First Busey Corp. .....................       231         4,729
First Financial Holdings, Inc. ........       180         5,760
First Niagara Financial Group, Inc. ...     1,586        22,236
First Place Financial Corp. ...........       207         4,763
FirstFed Financial Corp. (a)...........       234        13,495
Flagstar Bancorp, Inc. ................       447         7,134
Flushing Financial Corp. ..............       252         4,526
Franklin Bank Corp. (a)................       339         6,844
Fremont General Corp. .................       963        17,873
Harbor Florida Bancshares, Inc. .......       315        11,699
IndyMac Bancorp, Inc. .................       900        41,265
Kearny Financial Corp. ................       314         4,647
KNBT Bancorp, Inc. ....................       492         8,128
MAF Bancorp, Inc. .....................       468        20,049
NetBank, Inc. .........................       675         4,475
NewAlliance Bancshares, Inc. ..........     1,466        20,978
Northwest Bancorp, Inc. ...............       297         7,870

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
OceanFirst Financial Corp. ............       144   $     3,200
Ocwen Financial Corp. (a)..............       531         6,749
Partners Trust Financial Group,
  Inc. ................................       585         6,675
PFF Bancorp, Inc. .....................       324        10,744
Provident Financial Services, Inc. ....       996        17,878
Provident New York Bancorp.............       663         8,765
Triad Guaranty, Inc. (a)...............       135         6,599
TrustCo Bank Corp. NY..................     1,071        11,802
United Community Financial Corp. ......       396         4,752
W Holding Co., Inc. ...................     1,913        12,721
Washington Federal, Inc. ..............     1,248        28,941
Wauwatosa Holdings, Inc. (a)...........       144         2,457
WSFS Financial Corp. ..................        90         5,531
                                                    -----------
                                                        510,072
                                                    -----------
TOBACCO -- 0.3%
Loews Corp. (Carolina Group)...........     1,327        68,168
Universal Corp. .......................       369        13,734
Vector Group, Ltd. ....................       414         6,728
                                                    -----------
                                                         88,630
                                                    -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.9%
Applied Industrial Technologies,
  Inc. ................................       580        14,100
Beacon Roofing Supply, Inc. (a)........       678        14,923
BlueLinx Holdings, Inc. ...............       171         2,228
GATX Corp. ............................       671        28,518
H&E Equipment Services, Inc. (a).......       200         5,890
Interline Brands, Inc. (a).............       402         9,399
Kaman Corp. (Class A)..................       327         5,951
Lawson Products, Inc. .................        72         2,838
MSC Industrial Direct Co., Inc. (Class
  A)...................................       662        31,491
TAL International Group, Inc. (a)......       262         6,314
TransDigm Group, Inc. (a)..............       200         4,790
UAP Holding Corp. .....................       483        10,534
United Rentals, Inc. (a)...............       954        30,509
Watsco, Inc. ..........................       351        20,997
Wesco International, Inc. (a)..........       681        46,989
Williams Scotsman International, Inc.
  (a)..................................       352         7,688
                                                    -----------
                                                        243,159
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
TRANSPORTATION INFRASTRUCTURE -- 0.1%
Interpool, Inc. .......................       177   $     3,933
Macquarie Infrastructure Co. Trust.....       351         9,684
                                                    -----------
                                                         13,617
                                                    -----------
WATER UTILITIES -- 0.2%
American States Water Co. .............       243         8,663
Aqua America, Inc. ....................     1,836        41,842
California Water Service Group.........       243         8,685
SJW Corp. .............................       180         4,581
                                                    -----------
                                                         63,771
                                                    -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
Centennial Communications Corp. .......       342         1,778
Dobson Communications Corp. (Class A)
  (a)..................................     2,234        17,269
iPCS, Inc. (a).........................       159         7,680
Leap Wireless International, Inc.
  (a)..................................       633        30,036
Price Communications Corp. (a).........       612        10,373
SBA Communications Corp. (a)...........     1,261        32,963
Syniverse Holdings, Inc. (a)...........       405         5,953
Ubiquitel, Inc. (a)....................     1,077        11,136
USA Mobility, Inc. ....................       357         5,926
Wireless Facilities, Inc. (a)..........       681         1,873
                                                    -----------
                                                        124,987
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $25,096,934)...................              26,063,618
                                                    -----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $10,756)..................    10,756        10,756
                                                    -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $25,107,690)...................              26,074,374
OTHER ASSETS AND
  LIABILITIES -- 0.1%..................                  38,349
                                                    -----------
NET ASSETS -- 100.0%...................             $26,112,723
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 100.0%
AEROSPACE & DEFENSE -- 1.5%
AAR Corp. (a).........................      3,117   $    69,291
Argon ST, Inc. (a)....................      1,269        33,794
Armor Holdings, Inc. (a)..............      2,956       162,078
Aviall, Inc. (a)......................      2,685       127,591
BE Aerospace, Inc. (a)................      6,640       151,790
Ceradyne, Inc. (a)....................      2,337       115,658
DynCorp International, Inc. (a).......      2,274        23,604
EDO Corp. ............................      1,357        33,029
Hexcel Corp. (a)......................      8,487       133,331
Innovative Solutions & Support, Inc.
  (a).................................      1,237        17,392
K&F Industries Holdings, Inc. (a).....      1,579        27,996
Moog, Inc. (a)........................      3,461       118,436
MTC Technologies, Inc. (a)............        900        21,267
Orbital Sciences Corp. (a)............      4,952        79,925
Taser International, Inc. (a).........      5,430        42,951
United Industrial Corp. ..............        833        37,693
                                                    -----------
                                                      1,195,826
                                                    -----------
AIR FREIGHT & LOGISTICS -- 0.9%
ABX Air, Inc. (a).....................      5,182        31,299
Atlas Air Worldwide Holdings, Inc.
  (a).................................      1,308        64,144
EGL, Inc. (a).........................      2,857       143,421
Forward Air Corp. ....................      2,798       113,963
HUB Group, Inc. (Class A) (a).........      3,602        88,357
Pacer International, Inc. ............      3,472       113,118
UTI Worldwide, Inc. ..................      7,180       181,152
                                                    -----------
                                                        735,454
                                                    -----------
AIRLINES -- 1.2%
AirTran Holdings, Inc. (a)............      7,651       113,694
Continental Airlines, Inc. (Class B)
  (a).................................      7,702       229,520
ExpressJet Holdings, Inc. (a).........      3,380        23,356
JetBlue Airways Corp. (a).............     14,260       173,116
SkyWest, Inc. ........................      5,380       133,424
US Airways Group, Inc. (a)............      4,908       248,050
                                                    -----------
                                                        921,160
                                                    -----------
AUTO COMPONENTS -- 0.2%
Drew Industries, Inc. (a).............      1,466        47,498
LKQ Corp. (a).........................      4,426        84,094
                                                    -----------
                                                        131,592
                                                    -----------
AUTOMOBILES -- 0.4%
Fleetwood Enterprises, Inc. (a).......      6,020        45,391
Thor Industries, Inc. ................      3,587       173,790
Winnebago Industries, Inc. ...........      2,939        91,227
                                                    -----------
                                                        310,408
                                                    -----------
BEVERAGES -- 0.6%
Boston Beer Co., Inc. (a).............        787        23,051
Coca-Cola Hellenic Bottling Co. SA....        340        17,262
Hansen Natural Corp. (a)..............      1,572       299,262
PepsiAmericas, Inc. ..................      6,075       134,318
                                                    -----------
                                                        473,893
                                                    -----------
BIOTECHNOLOGY -- 3.6%
Alkermes, Inc. (a)....................      8,292       156,885
Altus Pharmaceuticals, Inc. (a).......        536         9,889
Applera Corp. -- Celera Genomics Group
  (a).................................      6,867        88,928
Arena Pharmaceuticals, Inc. (a).......      4,227        48,949

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
BioMarin Pharmaceuticals, Inc. (a)....      7,673   $   110,261
Cepheid, Inc. (a).....................      5,074        49,269
Coley Pharmaceutical Group, Inc.
  (a).................................      1,309        15,119
Cubist Pharmaceuticals, Inc. (a)......      4,729       119,076
CV Therapeutics, Inc. (a).............      3,859        53,910
Dendreon Corp. (a)....................      6,414        31,044
Digene Corp. (a)......................      1,690        65,471
Encysive Pharmaceuticals, Inc. (a)....      5,068        35,121
Enzon Pharmaceuticals, Inc. (a).......      3,936        29,677
Geron Corp. (a).......................      5,631        38,854
ICOS Corp. (a)........................      5,181       113,930
Idenix Pharmaceuticals, Inc. (a)......      1,799        16,911
InterMune, Inc. (a)...................      2,263        37,226
Isis Pharmaceuticals, Inc. (a)........      5,998        36,288
Keryx Biopharmaceuticals, Inc. (a)....      3,621        51,418
Lexicon Genetics, Inc. (a)............      3,721        16,335
MannKind Corp. (a)....................      3,073        65,486
Martek Biosciences Corp. (a)..........      3,017        87,342
Maxygen, Inc. (a).....................      2,368        17,713
Medarex, Inc. (a).....................     10,817       103,951
Momenta Pharmaceuticals, Inc. (a).....      1,469        18,671
Myogen, Inc. (a)......................      3,757       108,953
Myriad Genetics, Inc. (a).............      3,308        83,527
Nabi Biopharmaceuticals (a)...........      5,180        29,733
Neurocrine Biosciences, Inc. (a)......      3,412        36,167
Northfield Laboratories, Inc. (a).....      2,249        22,243
NPS Pharmaceuticals, Inc. (a).........      4,058        19,803
Nuvelo, Inc. (a)......................      4,334        72,161
Onyx Pharmaceuticals, Inc. (a)........      3,819        64,274
OSI Pharmaceuticals, Inc. (a).........      5,255       173,205
PDL BioPharma, Inc. (a)...............     10,436       192,127
Pharmion Corp. (a)....................      2,395        40,787
Progenics Pharmaceuticals, Inc. (a)...      2,003        48,192
Regeneron Pharmaceuticals, Inc. (a)...      4,597        58,934
Renovis, Inc. (a).....................      2,214        33,896
Tanox, Inc. (a).......................      2,140        29,596
Telik, Inc. (a).......................      4,652        76,758
Theravance, Inc. (a)..................      4,232        96,828
United Therapeutics Corp. (a).........      2,155       124,494
Zymogenetics, Inc. (a)................      3,419        64,858
                                                    -----------
                                                      2,794,260
                                                    -----------
BUILDING PRODUCTS -- 0.3%
Griffon Corp. (a).....................      2,570        67,077
Simpson Manufacturing Co., Inc. ......      3,279       118,208
Trex Co., Inc. (a)....................        902        23,353
                                                    -----------
                                                        208,638
                                                    -----------
CAPITAL MARKETS -- 1.0%
Affiliated Managers Group, Inc. (a)...      2,972       258,237
Calamos Asset Management, Inc. (Class
  B)..................................      2,030        58,850
GFI Group, Inc. (a)...................      1,375        74,181
Greenhill & Co., Inc. ................      1,148        69,752
Investors Financial Services Corp. ...      5,763       258,759
optionsXpress Holdings, Inc. .........      2,370        55,245
TradeStation Group, Inc. (a)..........      3,270        41,431
                                                    -----------
                                                        816,455
                                                    -----------
CHEMICALS -- 0.7%
American Vanguard Corp. ..............      1,508        23,344
CF Industries Holdings, Inc. .........      4,652        66,337

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Nalco Holding Co. (a).................      7,822   $   137,902
Symyx Technologies, Inc. (a)..........      2,818        68,055
Terra Industries, Inc. (a)............      8,224        52,387
The Scotts Miracle-Gro Co. (Class
  A)..................................      4,032       170,634
                                                    -----------
                                                        518,659
                                                    -----------
COMMERCIAL BANKS -- 2.8%
Bank of the Ozarks, Inc. .............        904        30,103
Boston Private Financial Holdings,
  Inc. ...............................      2,800        78,120
Capitol Bancorp, Ltd. ................      1,246        48,532
Cascade Bancorp.......................      1,467        41,824
Cathay General Bancorp................      3,827       139,226
CoBiz, Inc. ..........................      1,241        27,947
East West Bancorp, Inc. ..............      4,953       187,768
Eurobancshares, Inc. (a)..............      1,128        10,908
First Community Bancorp, Inc. ........      1,986       117,333
Hanmi Financial Corp. ................      4,387        85,283
Nara Bancorp, Inc. ...................      2,109        39,544
Old Second Bancorp, Inc. .............      1,242        38,502
PrivateBancorp, Inc. .................      1,860        77,023
Prosperity Bancshares, Inc. ..........      2,997        98,571
Signature Bank (a)....................      2,142        69,358
Sterling Financial Corp. .............      3,044        92,872
SVB Financial Group (a)...............      3,262       148,291
Texas Capital Bancshares, Inc. (a)....      2,132        49,676
Texas Regional Bancshare, Inc. .......      4,461       169,161
Trico Bancshares......................      1,346        36,854
UCBH Holdings, Inc. ..................      8,508       140,722
Umpqua Holdings Corp. ................      5,244       134,509
United Community Banks, Inc. .........      3,353       102,065
Virginia Commerce Bancorp, Inc. (a)...      1,515        36,209
Western Alliance Bancorp (a)..........      1,817        63,195
Wintrust Financial Corp. .............      2,232       113,497
                                                    -----------
                                                      2,177,093
                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 4.6%
ACCO Brands Corp. (a).................      3,825        83,768
Administaff, Inc. ....................      2,124        76,060
Advisory Board Co. (a)................      1,575        75,742
Allied Waste Industries, Inc. (a).....     20,884       237,242
Cenveo, Inc. (a)......................      3,697        66,361
Coinstar, Inc. (a)....................      2,532        60,616
Copart, Inc. (a)......................      5,929       145,616
Corrections Corp. of America (a)......      3,639       192,649
CoStar Group, Inc. (a)................      1,664        99,557
Covanta Holding Corp. (a).............      7,842       138,411
CRA International, Inc. (a)...........      1,008        45,501
DiamondCluster International, Inc.
  (a).................................      2,581        20,442
First Advantage Corp. (Class A) (a)...        536        12,467
FTI Consulting, Inc. (a)..............      3,562        95,355
Global Cash Access, Inc. (a)..........      4,199        65,630
Healthcare Services Group, Inc. ......      2,140        44,833
HNI Corp. ............................      3,751       170,108
Hudson Highland Group, Inc. (a).......      2,131        22,993
IHS, Inc. (a).........................      1,246        36,919
John H. Harland Co. ..................      2,475       107,662
Kforce, Inc. (a)......................      3,154        48,855
Knoll, Inc. ..........................      3,169        58,183
Korn/Ferry International (a)..........      3,797        74,383
Labor Ready, Inc. (a).................      4,975       112,684
LECG Corp. (a)........................      1,689        31,196

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Mine Safety Appliances Co. ...........      2,473   $    99,415
Mobile Mini, Inc. (a).................      3,216        94,100
Navigant Consulting, Inc. (a).........      4,290        97,169
Resources Connection, Inc. (a)........      4,261       106,610
Rollins, Inc. ........................      3,150        61,866
SIRVA, Inc. (a).......................      2,630        17,016
Spherion Corp. (a)....................      5,405        49,294
Steelcase, Inc. (Class A).............      5,542        91,166
Stericycle, Inc. (a)..................      3,913       254,736
TeleTech Holdings, Inc. (a)...........      3,375        42,728
Tetra Tech, Inc. (a)..................      5,323        94,430
The Brink's Co. ......................      3,987       224,907
Waste Connections, Inc. (a)...........      3,940       143,416
West Corp. (a)........................      2,411       115,511
                                                    -----------
                                                      3,615,597
                                                    -----------
COMMUNICATIONS EQUIPMENT -- 2.6%
Adtran, Inc. .........................      6,270       140,636
Arris Group, Inc. (a).................      9,730       127,658
Avocent Corp. (a).....................      4,569       119,936
C-COR.net Corp. (a)...................      4,641        35,829
Comtech Telecommunications Corp.
  (a).................................      1,914        56,023
Extreme Networks, Inc. (a)............     10,241        42,603
F5 Networks, Inc. (a).................      3,674       196,486
Finisar Corp. (a).....................     22,404        73,261
Foundry Networks, Inc. (a)............     11,403       121,556
Harmonic, Inc. (a)....................      6,419        28,757
InterDigital Communications Corp.
  (a).................................      4,834       168,755
Ixia (a)..............................      3,146        28,314
Loral Space & Communications, Ltd.
  (a).................................      1,065        30,203
Netgear, Inc. (a).....................      2,819        61,031
Packeteer, Inc. (a)...................      2,958        33,544
Pegasus Wireless Corp. (a)............      6,016        53,783
Plantronics, Inc. ....................      4,266        94,748
Polycom, Inc. (a).....................      7,735       169,551
Redback Networks, Inc. (a)............      4,954        90,856
SafeNet, Inc. (a).....................      2,136        37,850
Sonus Networks, Inc. (a)..............     21,954       108,672
Symmetricom, Inc. (a).................      3,950        27,927
Tekelec (a)...........................      5,614        69,333
Utstarcom, Inc. (a)...................      8,891        69,261
Viasat, Inc. (a)......................      2,252        57,831
Zhone Technologies, Inc. (a)..........     10,362        21,138
                                                    -----------
                                                      2,065,542
                                                    -----------
COMPUTERS & PERIPHERALS -- 1.1%
Advanced Digital Information Corp.
  (a).................................      5,607        65,994
Avid Technology, Inc. (a).............      3,877       129,220
Brocade Communications Systems, Inc.
  (a).................................     24,226       148,748
Dot Hill Systems Corp. (a)............      3,835        13,116
Hypercom Corp. (a)....................      4,389        41,037
Intermec, Inc. (a)....................      4,439       101,831
Komag, Inc. (a).......................      2,656       122,654
McDATA Corp. (Class A) (a)............     13,843        56,479
Novatel Wireless, Inc. (a)............      2,557        26,542
Presstek, Inc. (a)....................      2,473        23,024
Rackable Systems, Inc. (a)............      2,429        95,921
Stratasys, Inc. (a)...................        904        26,632
Synaptics, Inc. (a)...................      2,050        43,870
                                                    -----------
                                                        895,068
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
CONSTRUCTION & ENGINEERING -- 0.4%
Infrasource Services, Inc. (a)........      2,501   $    45,543
Perini Corp. (a)......................      2,079        46,778
The Shaw Group, Inc. (a)..............      6,611       183,786
                                                    -----------
                                                        276,107
                                                    -----------
CONSTRUCTION MATERIALS -- 0.4%
Florida Rock Industries, Inc. ........      4,515       224,260
Headwaters, Inc. (a)..................      3,901        99,710
                                                    -----------
                                                        323,970
                                                    -----------
CONSUMER FINANCE -- 0.8%
ACE Cash Express, Inc. (a)............      1,213        35,505
Advance America Cash Advance Centers,
  Inc. ...............................      5,629        98,733
Advanta Corp. (Class B)...............      1,910        68,664
CompuCredit Corp. (a).................      3,509       134,886
Credit Acceptance Corp. (a)...........        509        13,814
First Cash Financial Services, Inc.
  (a).................................      2,466        48,703
First Marblehead Corp. ...............      2,757       156,984
World Acceptance Corp. (a)............      1,584        56,264
                                                    -----------
                                                        613,553
                                                    -----------
CONTAINERS & PACKAGING -- 0.1%
Graphic Packaging Corp. (a)...........      8,899        33,727
Silgan Holdings, Inc. ................      2,025        74,945
                                                    -----------
                                                        108,672
                                                    -----------
DISTRIBUTORS -- 0.1%
Keystone Automotive Industries, Inc.
  (a).................................      1,454        61,388
                                                    -----------
DIVERSIFIED CONSUMER SERVICES -- 1.9%
Alderwoods Group, Inc. (a)............      3,599        70,037
Bright Horizons Family Solutions, Inc.
  (a).................................      2,365        89,137
Coinmach Service Corp. ...............      2,295        23,524
Corinthian Colleges, Inc. (a).........      7,640       109,710
DeVry, Inc. (a).......................      5,428       119,253
Educate, Inc. (a).....................      1,801        13,796
Escala Group, Inc. (a)................        630         2,948
ITT Educational Services, Inc. (a)....      3,879       255,277
Laureate Education, Inc. (a)..........      4,170       177,767
Lincoln Educational Services Corp.
  (a).................................        321         5,486
Matthews International Corp. (Class
  A)..................................      3,013       103,858
Pre-Paid Legal Services, Inc. ........      1,243        42,883
Regis Corp. ..........................      4,032       143,580
Sotheby's Holdings, Inc. (a)..........      4,680       122,850
Steiner Leisure, Ltd. (a).............      1,471        58,149
Strayer Education, Inc. ..............      1,273       123,634
Universal Technical Institute, Inc.
  (a).................................      2,220        48,884
                                                    -----------
                                                      1,510,773
                                                    -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.8%
Asset Acceptance Capital Corp. (a)....      1,351        26,750
Encore Capital Group, Inc. (a)........      1,355        16,626
IntercontinentalExchange, Inc. (a)....      1,827       105,856
International Securities Exchange,
  Inc. ...............................      3,261       124,146
Nasdaq Stock Market, Inc. (a).........      8,621       257,768
Portfolio Recovery Associates, Inc.
  (a).................................      1,353        61,832
                                                    -----------
                                                        592,978
                                                    -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.2%
Broadwing Corp. (a)...................      5,633        58,302
Cincinnati Bell, Inc. (a).............     21,842        89,552

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Covad Communications Group, Inc.
  (a).................................     23,379   $    46,992
General Communication, Inc. (Class A)
  (a).................................      3,935        48,479
Global Crossing, Ltd. (a).............      2,468        43,856
Level 3 Communications, Inc. (a)......     72,507       321,931
NeuStar, Inc. (Class A) (a)...........      5,536       186,840
NTELOS Holdings Corp. (a).............      1,173        16,950
Premiere Global Services, Inc. (a)....      5,753        43,435
Time Warner Telecom, Inc. (Class A)
  (a).................................      6,390        94,892
Vonage Holdings Corp (a)..............      2,772        23,811
                                                    -----------
                                                        975,040
                                                    -----------
ELECTRICAL EQUIPMENT -- 1.1%
Acuity Brands, Inc. ..................      4,036       157,041
American Superconductor Corp. (a).....      2,925        25,828
Encore Wire Corp. (a).................      1,467        52,724
Energy Conversion Devices, Inc. (a)...      3,359       122,368
EnerSys (a)...........................      2,000        41,800
Evergreen Solar, Inc. (a).............      4,500        58,410
Franklin Electric Co., Inc. ..........      1,455        75,136
FuelCell Energy, Inc. (a).............      3,873        37,103
Genlyte Group, Inc. (a)...............      2,245       162,605
II-VI, Inc. (a).......................      2,143        39,217
Medis Technologies, Ltd. (a)..........      1,789        36,281
Plug Power, Inc. (a)..................      5,745        26,829
Vicor Corp. ..........................      1,687        27,954
                                                    -----------
                                                        863,296
                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.8%
Aeroflex, Inc. (a)....................      6,641        77,500
Benchmark Electronics, Inc. (a).......      5,430       130,972
Brightpoint, Inc. (a).................      4,671        63,199
Cogent, Inc. (a)......................      3,488        52,564
Cognex Corp. .........................      3,781        98,419
Daktronics, Inc. .....................      2,918        84,243
Dolby Laboratories, Inc. (a)..........      2,925        68,152
Echelon Corp. (a).....................      2,929        21,938
Excel Technology, Inc. (a)............      1,303        38,986
FLIR Systems, Inc. (a)................      6,350       140,081
Identix, Inc. (a).....................      7,879        55,074
Insight Enterprises, Inc. (a).........      4,280        81,534
Itron, Inc. (a).......................      2,130       126,224
Measurement Specialties, Inc. (a).....      1,128        25,121
Mercury Computer System, Inc. (a).....      1,896        29,179
Metrologic Instruments, Inc. (a)......      1,215        18,237
Move, Inc. (a)........................     12,781        70,040
MTS Systems Corp. ....................      1,618        63,927
Multi-Fineline Electronix, Inc. (a)...        845        28,046
National Instruments Corp. ...........      4,680       128,232
Photon Dynamics, Inc. (a).............      1,533        19,193
Rofin-Sinar Technologies, Inc. (a)....      1,350        77,584
Rogers Corp. (a)......................      1,468        82,707
Sanmina-SCI Corp. (a).................     47,198       217,111
Scansource, Inc. (a)..................      2,247        65,882
Smart Modular Technologies (WWH), Inc.
  (a).................................      1,391        12,213
Sunpower Corp. (a)....................      1,335        37,407
Trimble Navigation, Ltd. (a)..........      4,823       215,299
TTM Technologies, Inc. (a)............      3,272        47,346
                                                    -----------
                                                      2,176,410
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
ENERGY EQUIPMENT & SERVICES -- 5.1%
Atwood Oceanics, Inc. (a).............      2,490   $   123,504
Basic Energy Services, Inc. (a).......      1,432        43,776
Bristow Group, Inc. (a)...............      1,916        68,976
CARBO Ceramics, Inc. .................      1,693        83,177
Complete Production Services, Inc.
  (a).................................      2,721        64,325
Dresser-Rand Group, Inc. (a)..........      4,601       108,032
Dril-Quip, Inc. (a)...................      1,021        84,171
FMC Technologies, Inc. (a)............      6,130       413,530
Global Industries, Inc. (a)...........      7,607       127,037
Grey Wolf, Inc. (a)...................     17,001       130,908
Gulfmark Offshore, Inc. (a)...........      1,798        46,442
Helmerich & Payne, Inc. ..............      4,239       255,442
Hercules Offshore, Inc. (a)...........      1,694        59,290
Hornbeck Offshore Services, Inc.
  (a).................................      2,014        71,537
Hydril (a)............................      1,795       140,943
Input/Output, Inc. (a)................      6,585        62,228
Lufkin Industries, Inc. ..............      1,241        73,753
Maverick Tube Corp. (a)...............      3,274       206,884
Newpark Resources, Inc. (a)...........      7,436        45,731
Oceaneering International, Inc. (a)...      4,740       217,329
Oil States International, Inc. (a)....      4,108       140,822
Parker Drilling Co. (a)...............     10,003        71,822
Pioneer Drilling Co. (a)..............      4,637        71,595
RPC, Inc. ............................      2,532        61,477
Superior Energy Services, Inc. (a)....      6,947       235,503
Superior Well Services, Inc. (a)......        565        14,069
Tetra Technologies, Inc. (a)..........      6,376       193,129
Todco (Class A).......................      5,612       229,250
Unit Corp. (a)........................      4,102       233,363
Universal Compression Holdings, Inc.
  (a).................................      2,752       173,294
W-H Energy Services, Inc. (a).........      2,577       130,989
                                                    -----------
                                                      3,982,328
                                                    -----------
FOOD & STAPLES RETAILING -- 0.6%
BJ'S Wholesale Club, Inc. (a).........      6,185       175,345
Central European Distribution Corp.
  (a).................................      2,787        70,121
Performance Food Group Co. (a)........      3,066        93,145
United Natural Foods, Inc. (a)........      3,553       117,320
                                                    -----------
                                                        455,931
                                                    -----------
FOOD PRODUCTS -- 0.5%
Flowers Foods, Inc. ..................      5,044       144,460
J&J Snack Foods Corp. ................      1,136        37,568
Peet's Coffee & Tea, Inc. (a).........      1,240        37,436
Sanderson Farms, Inc. ................      1,789        50,074
Seaboard Corp. .......................         33        42,240
TreeHouse Foods, Inc. (a).............      2,697        64,431
                                                    -----------
                                                        376,209
                                                    -----------
GAS UTILITIES -- 0.3%
Energen Corp. ........................      5,854       224,852
                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 5.6%
Align Technology, Inc. (a)............      4,943        36,529
American Medical Systems Holdings,
  Inc. (a)............................      5,693        94,788
Analogic Corp. .......................      1,324        61,712
Arrow International, Inc. ............      2,120        69,684
Arthrocare Corp. (a)..................      2,182        91,666
Aspect Medical Systems, Inc. (a)......      1,357        23,666
Biosite, Inc. (a).....................      1,520        69,403
Conor Medsystems, Inc. (a)............      3,076        84,867

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Cyberonics, Inc. (a)..................      1,890   $    40,295
Diagnostic Products Corp. ............      2,115       123,029
Edwards Lifesciences Corp. (a)........      5,284       240,052
ev3, Inc. (a).........................      1,755        25,992
Foxhollow Technologies, Inc. (a)......      1,680        45,898
Gen-Probe, Inc. (a)...................      4,572       246,797
Greatbatch, Inc. (a)..................      1,914        45,170
Haemonetics Corp. (a).................      2,265       105,345
HealthTronics, Inc. (a)...............      2,920        22,338
Hologic, Inc. (a).....................      4,136       204,153
I-Flow Corp. (a)......................      1,917        20,742
ICU Medical, Inc. (a).................      1,126        47,562
IDEXX Laboratories, Inc. (a)..........      2,799       210,289
Immucor, Inc. (a).....................      5,983       115,053
Integra LifeSciences Holdings Corp.
  (a).................................      1,581        61,359
Intermagnetics General Corp. (a)......      3,717       100,285
Intuitive Surgical, Inc. (a)..........      3,232       381,279
Inverness Medical Innovations, Inc.
  (a).................................      2,526        71,309
Kensey Nash Corp. (a).................      1,012        29,854
Kyphon, Inc. (a)......................      3,921       150,410
Laserscope (a)........................      1,691        52,100
Lifecell Corp. (a)....................      2,810        86,885
Mentor Corp. .........................      3,406       148,161
Merit Medical Systems, Inc. (a).......      2,361        32,487
OraSure Technologies, Inc. (a)........      3,713        35,348
Palomar Medical Technologies, Inc.
  (a).................................      1,354        61,783
ResMed, Inc. (a)......................      6,791       318,837
Respironics, Inc. (a).................      6,390       218,666
Sirona Dental Systems, Inc. ..........      1,072        42,473
SonoSite, Inc. (a)....................      1,337        52,196
SurModics, Inc. (a)...................      1,557        56,223
Symmetry Medical, Inc. (a)............      2,646        40,748
The Cooper Cos., Inc. ................      3,948       174,857
Thoratec Corp. (a)....................      3,718        51,569
TriPath Imaging, Inc. (a).............      2,473        16,371
Viasys Healthcare, Inc. (a)...........      2,860        73,216
Vital Signs, Inc. ....................        559        27,687
Wright Medical Group, Inc. (a)........      2,786        58,311
                                                    -----------
                                                      4,367,444
                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 3.5%
Alliance Imaging, Inc. (a)............      1,128         7,219
Amedisys, Inc. (a)....................      1,445        54,765
American Retirement Corp. (a).........      3,126       102,439
AMERIGROUP Corp. (a)..................      4,634       143,839
AMN Healthcare Services, Inc. (a).....      2,585        52,475
Amsurg Corp. (a)......................      2,592        58,968
Apria Healthcare Group, Inc. (a)......      3,758        71,026
Brookdale Senior Living, Inc. ........      1,378        61,652
Centene Corp. (a).....................      3,711        87,320
Cross Country Healthcare, Inc. (a)....      2,250        40,928
Gentiva Health Services, Inc. (a).....      2,136        34,240
HealthExtras, Inc. (a)................      2,613        78,965
Healthspring, Inc. (a)................      1,596        29,925
Healthways, Inc. (a)..................      3,076       161,921
inVentiv Health, Inc. (a).............      2,368        68,151
LCA-Vision, Inc. .....................      1,467        77,619
LifePoint Hospitals, Inc. (a).........      4,706       151,204
Matria Healthcare, Inc. (a)...........      1,802        38,599
Molina Healthcare, Inc. (a)...........      1,014        38,583
National Healthcare Corp. ............        580        25,839

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Nighthawk Radiology Holdings, Inc.
  (a).................................        532   $     9,544
Odyssey Healthcare, Inc. (a)..........      3,044        53,483
Option Care, Inc. ....................      1,809        21,672
Pediatrix Medical Group, Inc. (a).....      4,292       194,428
PSS World Medical, Inc. (a)...........      6,131       108,212
Psychiatric Solutions, Inc. (a).......      4,897       140,348
Rotech Healthcare, Inc. (a)...........      1,464         5,534
Sierra Health Services, Inc. (a)......      4,540       204,436
Sunrise Assisted Living, Inc. (a).....      3,887       107,476
Symbion, Inc. (a).....................      1,468        30,476
United Surgical Partners (a)..........      3,848       115,709
VCA Antech, Inc. (a)..................      7,265       231,971
Visicu, Inc. (a)......................        547         9,655
WellCare Health Plans, Inc. (a).......      3,070       150,583
                                                    -----------
                                                      2,769,204
                                                    -----------
HEALTH CARE TECHNOLOGY -- 1.1%
Allscripts Healthcare Solutions, Inc.
  (a).................................      3,541        62,145
Cerner Corp. (a)......................      5,635       209,115
Dendrite International, Inc. (a)......      3,377        31,203
Eclipsys Corp. (a)....................      3,794        68,899
Emdeon Corp. (a)......................     24,694       306,453
Per-Se Technologies, Inc. (a).........      3,218        81,029
The TriZetto Group, Inc. (a)..........      3,723        55,063
WebMD Health Corp. (a)................        737        34,860
                                                    -----------
                                                        848,767
                                                    -----------
HOTELS, RESTAURANTS & LEISURE -- 3.6%
American Real Estate Partners LP......        596        24,317
Ameristar Casinos, Inc. ..............      2,030        39,484
Applebees International, Inc. ........      6,590       126,660
Bally Technologies, Inc. (a)..........      4,169        68,663
BJ's Restaurants, Inc. (a)............      1,237        27,635
Burger King Holdings, Inc. (a)........      2,217        34,918
California Pizza Kitchen, Inc. (a)....      1,691        46,469
CBRL Group, Inc. .....................      2,762        93,687
CEC Entertainment, Inc. (a)...........      3,201       102,816
Chipotle Mexican Grill, Inc. (a)......      1,074        65,460
Choice Hotels International, Inc. ....      3,257       197,374
CKE Restaurants, Inc. ................      5,177        85,990
Isle of Capri Casinos, Inc. (a).......      1,897        48,658
Kerzner International, Ltd. (a).......      2,608       206,762
Life Time Fitness, Inc. (a)...........      1,785        82,592
Multimedia Games, Inc. (a)............      2,472        25,041
O'Charleys, Inc. (a)..................      1,919        32,623
P F Chang's China Bistro, Inc. (a)....      2,461        93,567
Panera Bread Co. (Class A) (a)........      2,682       180,338
Papa John's International, Inc. (a)...      2,265        75,198
Rare Hospitality International, Inc.
  (a).................................      3,037        87,344
Red Robin Gourmet Burgers, Inc. (a)...      1,126        47,923
Ruby Tuesday, Inc. ...................      5,151       125,736
Ruth's Chris Steak House, Inc. (a)....      1,449        29,589
Scientific Games Corp. (Class A)
  (a).................................      6,186       220,345
Shuffle Master, Inc. (a)..............      3,148       103,191
Sonic Corp. (a).......................      7,882       163,867
Texas Roadhouse, Inc. (Class A) (a)...      4,972        67,221
The Cheesecake Factory, Inc. (a)......      6,650       179,217
The Steak n Shake Co. (a).............      2,463        37,290
WMS Industries, Inc. (a)..............      2,440        66,832
                                                    -----------
                                                      2,786,807
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
HOUSEHOLD DURABLES -- 0.6%
Brookfield Homes Corp. ...............      1,124   $    37,036
Helen of Troy, Ltd. (a)...............      1,911        35,162
iRobot Corp. (a)......................        988        24,581
Jarden Corp. (a)......................      4,346       132,336
Levitt Corp. (Class A)................      1,466        23,456
Sealy Corp. (a).......................      2,554        33,892
Technical Olympic USA, Inc. ..........      1,766        25,360
Tempur-Pedic International, Inc.
  (a).................................      5,621        75,940
The Yankee Candle, Inc. ..............      3,643        91,111
                                                    -----------
                                                        478,874
                                                    -----------
HOUSEHOLD PRODUCTS -- 0.3%
Church & Dwight Co., Inc. ............      5,841       212,729
Spectrum Brands, Inc. (a).............      3,450        44,574
                                                    -----------
                                                        257,303
                                                    -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.0% (B)
Ormat Technologies, Inc. .............        945        36,052
                                                    -----------
INDUSTRIAL CONGLOMERATES -- 0.3%
Raven Industries, Inc. ...............      1,471        46,336
Walter Industries, Inc. ..............      3,680       212,152
                                                    -----------
                                                        258,488
                                                    -----------
INSURANCE -- 1.7%
American Equity Investment Life
  Holding Co. ........................      3,996        42,597
Arch Capital Group, Ltd. (a)..........      3,680       218,813
First Acceptance Corp. (a)............      1,712        20,167
HCC Insurance Holdings, Inc. .........      9,811       288,836
Hilb Rogal and Hobbs Co. .............      3,176       118,370
National Financial Partners Corp. ....      2,924       129,563
Navigators Group, Inc. (a)............      1,017        44,565
Odyssey Re Holdings Corp. ............      1,555        40,974
Philadelphia Consolidated Holding
  Corp. (a)...........................      5,159       156,627
Platinum Underwriters Holdings,
  Ltd. ...............................      5,287       147,930
Scottish Re Group, Ltd. ..............      4,213        70,273
Universal American Financial Corp.
  (a).................................      3,373        44,355
USI Holdings Corp. (a)................      3,376        45,272
                                                    -----------
                                                      1,368,342
                                                    -----------
INTERNET & CATALOG RETAIL -- 1.0%
1-800-FLOWERS.COM, Inc. (Class A)
  (a).................................      2,248        12,971
Audible, Inc. (a).....................      1,583        14,389
Blue Nile, Inc. (a)...................      1,412        45,410
Coldwater Creek, Inc. (a).............      5,279       141,266
FTD Group, Inc. (a)...................      1,234        16,659
GSI Commerce, Inc. (a)................      1,569        21,229
Netflix, Inc. (a).....................      4,701       127,914
Nutri/System, Inc. (a)................      2,461       152,902
Overstock.com, Inc. (a)...............      1,121        23,832
Priceline.com, Inc. (a)...............      2,138        63,841
Stamps.com, Inc. (a)..................      1,998        55,584
ValueVision Media, Inc. (Class A)
  (a).................................      2,258        24,906
VistaPrint, Ltd. (a)..................      2,058        55,031
                                                    -----------
                                                        755,934
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
INTERNET SOFTWARE & SERVICES -- 3.2%
Akamai Technologies, Inc. (a).........     13,675   $   494,898
aQuantive, Inc. (a)...................      6,101       154,538
Ariba, Inc. (a).......................      6,791        55,890
CMGI, Inc. (a)........................     40,426        48,916
CNET Networks, Inc. (a)...............     12,726       101,554
DealerTrack Holdings, Inc. (a)........      1,747        38,626
Digital Insight Corp. (a).............      2,931       100,504
Digital River, Inc. (a)...............      3,501       141,405
Digitas, Inc. (a).....................      7,765        90,229
EarthLink, Inc. (a)...................     11,482        99,434
Equinix, Inc. (a).....................      2,155       118,223
Infospace, Inc. (a)...................      2,564        58,126
Interwoven, Inc. (a)..................      3,273        28,082
Ipass, Inc. (a).......................      4,285        23,996
j2 Global Communications, Inc. (a)....      4,476       139,741
Jupitermedia Corp. (a)................      1,914        24,882
LoopNet, Inc. (a).....................        600        11,166
Marchex, Inc. (Class B) (a)...........      2,119        34,815
Netratings, Inc. (a)..................      1,430        19,863
NIC, Inc. (a).........................      2,809        20,309
Openwave Systems, Inc. (a)............      8,285        95,609
RealNetworks, Inc. (a)................      9,352       100,066
S1 Corp. (a)..........................      5,984        28,723
SonicWALL, Inc. (a)...................      4,837        43,485
Travelzoo, Inc. (a)...................        228         6,918
Valueclick, Inc. (a)..................      9,238       141,803
Vignette Corp. (a)....................      2,589        37,748
WebEx Communications, Inc. (a)........      3,904       138,748
Websense, Inc. (a)....................      4,436        91,116
                                                    -----------
                                                      2,489,413
                                                    -----------
IT SERVICES -- 2.6%
Acxiom Corp. .........................      6,632       165,800
Alliance Data Systems Corp. (a).......      5,959       350,508
CACI International, Inc. (Class A)
  (a).................................      2,671       155,799
CIBER, Inc. (a).......................      4,948        32,607
eFunds Corp. (a)......................      4,050        89,302
Euronet Worldwide, Inc. (a)...........      2,700       103,599
Heartland Payment Systems, Inc. (a)...      1,386        38,642
Hewitt Associates, Inc. (Class A)
  (a).................................      4,971       111,748
Kanbay International, Inc. (a)........      2,821        41,017
Lionbridge Technologies, Inc. (a).....      5,073        28,054
MoneyGram International, Inc. ........      7,553       256,424
Sapient Corp. (a).....................      7,099        37,625
SRA International, Inc. (a)...........      3,658        97,413
Syntel, Inc. .........................      1,675        34,271
Talx Corp. ...........................      2,955        64,626
The BISYS Group, Inc. (a).............     10,652       145,932
TNS, Inc. (a).........................      2,028        41,959
Tyler Technologies, Inc. (a)..........      3,158        35,370
VeriFone Holdings, Inc. (a)...........      3,531       107,625
Wright Express Corp. (a)..............      3,601       103,493
                                                    -----------
                                                      2,041,814
                                                    -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.9%
Leapfrog Enterprises, Inc. (a)........      2,365        23,886
Marine Products Corp. ................      1,353        13,165
MarineMax, Inc. (a)...................      1,561        40,945
Marvel Entertainment, Inc. (a)........      5,522       110,440
Nautilus Group, Inc. .................      3,121        49,031
Oakley, Inc. .........................      2,362        39,800

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Polaris Industries, Inc. .............      3,810   $   164,973
Pool Corp. ...........................      4,685       204,407
RC2 Corp. (a).........................      1,802        69,665
                                                    -----------
                                                        716,312
                                                    -----------
LIFE SCIENCES TOOLS & SERVICES -- 1.9%
Affymetrix, Inc. (a)..................      6,131       156,954
Albany Molecular Research, Inc. (a)...      1,809        19,320
Bio-Rad Laboratories, Inc. (Class A)
  (a).................................      1,717       111,502
Dionex Corp. (a)......................      1,846       100,902
Enzo Biochem, Inc. (a)................      2,707        40,821
eResearch Technology, Inc. (a)........      3,548        32,287
Exelixis, Inc. (a)....................      7,425        74,621
Illumina, Inc. (a)....................      3,763       111,611
Molecular Devices Corp. (a)...........      1,575        48,132
Nektar Therapeutics (a)...............      7,861       144,171
PAREXEL International Corp. (a).......      2,362        68,144
PRA International (a).................      1,691        37,658
Serologicals Corp. (a)................      3,036        95,452
SFBC International, Inc. (a)..........      1,583        23,998
Techne Corp. (a)......................      3,374       171,804
Varian, Inc. (a)......................      2,890       119,964
Ventana Medical Systems, Inc. (a).....      3,050       143,899
                                                    -----------
                                                      1,501,240
                                                    -----------
MACHINERY -- 1.6%
Accuride Corp. (a)....................      2,010        25,065
Actuant Corp. (Class A)...............      2,404       120,080
American Science & Engineering, Inc.
  (a).................................        782        45,293
ASV, Inc. (a).........................      1,803        41,541
Bucyrus International, Inc. (Class
  A)..................................      2,851       143,975
CLARCOR, Inc. ........................      4,569       136,111
ESCO Technologies, Inc. (a)...........      2,273       121,492
Gardner Denver, Inc. (a)..............      4,659       179,371
JLG Industries, Inc. .................      9,214       207,315
Middleby Corp. (a)....................        561        48,560
The Toro Co. .........................      3,781       176,573
                                                    -----------
                                                      1,245,376
                                                    -----------
MARINE -- 0.2%
Kirby Corp. (a).......................      4,674       184,623
                                                    -----------
MEDIA -- 2.2%
ADVO, Inc. ...........................      2,939        72,329
Arbitron, Inc. .......................      2,670       102,341
Charter Communications, Inc. (a)......     35,909        40,577
CKX, Inc. (a).........................      4,048        54,931
Crown Media Holdings, Inc. (Class A)
  (a).................................        897         3,696
Dow Jones & Co., Inc. ................      4,636       162,306
DreamWorks Animation SKG, Inc. (Class
  A) (a)..............................      3,980        91,142
Entercom Communications Corp. ........      2,824        73,876
Entravision Communications Corp.
  (a).................................      4,958        42,490
Gemstar-TV Guide International, Inc.
  (a).................................     22,179        78,070
Gray Television, Inc. ................      4,156        24,063
Harte-Hanks, Inc. ....................      4,854       124,457
Interactive Data Corp. (a)............      3,154        63,364
John Wiley & Sons, Inc. (Class A).....      3,949       131,107
Live Nation, Inc. (a).................      5,157       104,997
Martha Stewart Living Omnimedia, Inc.
  (Class A) (a).......................      2,225        37,180
Mediacom Communications Corp. (a).....      4,163        25,935
Morningstar, Inc. (a).................        896        37,166

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
ProQuest Co. (a)......................      2,026   $    24,900
Reader's Digest Association, Inc. ....      8,547       119,316
Salem Communications Corp. (a)........      1,028        13,374
Spanish Broadcasting System, Inc.
  (a).................................      3,495        17,859
Tivo, Inc. (a)........................      6,557        46,883
Valassis Communications, Inc. (a).....      4,394       103,654
Warner Music Group Corp. .............      4,056       119,571
WorldSpace, Inc. (Class A) (a)........      1,647         5,896
                                                    -----------
                                                      1,721,480
                                                    -----------
METALS & MINING -- 1.6%
AK Steel Holding Corp. (a)............      9,617       133,003
Coeur d' Alene Mines Corp. (a)........     24,651       118,572
Glamis Gold, Ltd. (a).................     14,627       553,778
Hecla Mining Co. (a)..................     10,477        55,004
Meridian Gold, Inc. (a)...............      8,796       278,657
Metal Management, Inc. ...............      2,326        71,222
Royal Gold, Inc. .....................      1,912        53,192
                                                    -----------
                                                      1,263,428
                                                    -----------
MULTILINE RETAIL -- 0.2%
99 Cents Only Stores (a)..............      4,386        45,877
Conn's, Inc. (a)......................        783        20,789
Fred's, Inc. (Class A)................      3,266        43,601
Tuesday Morning Corp. ................      2,653        34,887
                                                    -----------
                                                        145,154
                                                    -----------
OIL, GAS & CONSUMABLE FUELS -- 7.4%
Alliance Resource Partners LP.........      1,935        70,105
Alon USA Energy, Inc. ................        904        28,449
Alpha Natural Resources, Inc. (a).....      4,947        97,060
Atlas America, Inc. (a)...............      1,607        72,010
ATP Oil & Gas Corp. (a)...............      1,684        70,610
Aurora Oil & Gas Corp (a).............      6,190        24,760
Berry Petroleum Co. (Class A).........      3,578       118,611
Bill Barrett Corp. (a)................      2,477        73,344
Bois d'Arc Energy, Inc. (a)...........      1,782        29,350
BP Prudhoe Bay Royalty Trust..........      1,915       153,009
Brigham Exploration Co. (a)...........      2,758        21,816
Cabot Oil & Gas Corp. ................      4,440       217,560
Cheniere Energy, Inc. (a).............      4,749       185,211
Cimarex Energy Co. ...................      7,330       315,190
Comstock Resources, Inc. (a)..........      3,605       107,645
Crosstex Energy, Inc. ................        780        74,162
Delek US Holdings, Inc. (a)...........        897        13,634
Delta Petroleum Corp. (a).............      4,509        77,239
Denbury Resources, Inc. (a)...........     10,620       336,335
Enbridge Energy Management LLC (a)....        838        34,769
Encore Aquisition Co. (a).............      4,636       124,384
Energy Partners, Ltd. (a).............      3,044        57,684
Energy Transfer Equity LP.............      2,007        53,165
Enterprise GP Holdings LP.............        905        29,349
EXCO Resources, Inc. (a)..............      4,751        54,161
Foundation Coal Holdings, Inc. .......      4,026       188,940
Frontier Oil Corp. ...................     10,088       326,851
Gasco Energy, Inc. (a)................      7,225        32,151
Goodrich Petroleum Corp. (a)..........      1,270        36,055
Helix Energy Solutions Group, Inc.
  (a).................................      7,294       294,386
Holly Corp. ..........................      4,258       205,236
KCS Energy, Inc. (a)..................      4,459       132,432
Kinder Morgan Management LLC (a)......      4,499       193,547

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Linn Energy LLC.......................        949   $    19,882
Magellan Midstream Holdings LP........      2,112        44,035
Mariner Energy, Inc. (a)..............      6,764       124,255
OMI Corp. ............................      6,127       132,650
Penn Virginia Corp. ..................      1,674       116,979
Petroleum Development Corp. (a).......      1,463        55,155
Quicksilver Resources, Inc. (a).......      4,932       181,547
Range Resources Corp. ................     11,636       316,383
Regency Energy Partners LP............      1,170        25,740
Rosetta Resources, Inc. (a)...........      4,754        79,012
St. Mary Land & Exploration Co. ......      5,053       203,383
Syntroleum Corp. (a)..................      3,717        22,562
W&T Offshore, Inc. ...................      1,578        61,368
Warren Resources, Inc. (a)............      4,539        65,180
Western Gas Resources, Inc. ..........      5,877       351,739
Western Refining, Inc. ...............      1,911        41,239
World Fuel Services Corp. ............      2,401       109,702
                                                    -----------
                                                      5,800,021
                                                    -----------
PERSONAL PRODUCTS -- 0.6%
Chattem, Inc. (a).....................      1,357        41,212
Elizabeth Arden, Inc. (a).............      2,144        38,335
Herbalife, Ltd. (a)...................      3,634       144,997
Mannatech, Inc. ......................      1,351        17,036
NBTY, Inc. (a)........................      5,371       128,421
Prestige Brands Holdings, Inc. (a)....      3,148        31,385
Revlon, Inc. (Class A) (a)............     16,598        20,913
USANA Health Sciences, Inc. (a).......      1,008        38,203
                                                    -----------
                                                        460,502
                                                    -----------
PHARMACEUTICALS -- 1.7%
Abraxis BioScience, Inc. (a)..........      2,018        48,109
Adams Respiratory Therapeutics, Inc.
  (a).................................      2,063        92,051
Adolor Corp. (a)......................      3,902        97,589
Andrx Corp. (a).......................      6,523       151,268
Atherogenics, Inc. (a)................      3,152        41,134
Connetics Corp. (a)...................      3,154        37,091
Discovery Laboratories, Inc. (a)......      4,733         9,892
Kos Pharmaceuticals, Inc. (a).........      2,082        78,325
Medicis Pharmaceutical Corp. (Class
  A)..................................      5,065       121,560
MGI Pharma, Inc. (a)..................      6,870       147,705
New River Pharmaceuticals, Inc. (a)...      1,127        32,120
NitroMed, Inc. (a)....................      2,311        11,162
Noven Pharmaceuticals, Inc. (a).......      2,034        36,409
Par Pharmaceutical Cos., Inc. (a).....      2,985        55,103
Salix Pharmaceuticals, Ltd. (a).......      3,948        48,560
Sciele Pharma, Inc. (a)...............      2,365        54,844
The Medicines Co. (a).................      4,334        84,730
Valeant Pharmaceuticals
  International.......................      8,508       143,955
Viropharma, Inc. (a)..................      6,234        53,737
                                                    -----------
                                                      1,345,344
                                                    -----------
REAL ESTATE INVESTMENT TRUSTS -- 0.6%
Alexander's, Inc. (a).................        186        50,547
Anworth Mortgage Asset Corp. .........      4,642        38,529
CapitalSource, Inc. ..................     11,156       261,720
Global Signal, Inc. ..................      1,945        90,092
                                                    -----------
                                                        440,888
                                                    -----------
REAL ESTATE MANAGEMENT& DEVELOPMENT -- 0.3%
Jones Lang LaSalle, Inc. .............      2,995       262,212
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
ROAD & RAIL -- 1.2%
Florida East Coast Industries,
  Inc. ...............................      1,892   $    99,008
Genesee & Wyoming, Inc. (Class A)
  (a).................................      3,581       127,018
Heartland Express, Inc. ..............      5,408        96,749
Knight Transportation, Inc. ..........      4,902        99,021
Landstar Systems, Inc. ...............      5,192       245,218
Old Dominion Freight Line, Inc. (a)...      3,059       114,988
RailAmerica, Inc. (a).................      3,274        34,246
Swift Transportation Co., Inc. (a)....      4,300       136,568
                                                    -----------
                                                        952,816
                                                    -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.6%
Advanced Analogic Technologies, Inc.
  (a).................................      3,026        31,712
Agere Systems, Inc. (a)...............     15,020       220,794
AMIS Holdings, Inc. (a)...............      4,039        40,390
Amkor Technology, Inc. (a)............      9,561        90,447
Applied Micro Circuits Corp. (a)......     27,668        75,534
Atheros Communications, Inc. (a)......      4,532        85,927
Atmel Corp. (a).......................     39,780       220,779
ATMI, Inc. (a)........................      3,313        81,566
Brooks Automation, Inc. (a)...........      6,974        82,293
Cabot Microelectronics Corp. (a)......      2,242        67,955
Cirrus Logic, Inc. (a)................      6,863        55,865
Conexant Systems, Inc. (a)............     44,078       110,195
Cree, Inc. (a)........................      6,730       159,905
Cymer, Inc. (a).......................      3,366       156,384
Diodes, Inc. (a)......................      1,737        71,981
DSP Group, Inc. (a)...................      2,585        64,237
Fairchild Semiconductor International,
  Inc. (a)............................     11,088       201,469
FEI Co. (a)...........................      2,248        50,985
Formfactor, Inc. (a)..................      3,719       165,979
Genesis Microchip, Inc. (a)...........      3,343        38,645
Hittite Microwave Corp. (a)...........      1,179        42,633
Kopin Corp. (a).......................      6,198        22,375
Mattson Technology, Inc. (a)..........      4,811        47,003
Micrel, Inc. (a)......................      5,842        58,478
Microsemi Corp. (a)...................      5,984       145,890
Netlogic Microsystems, Inc. (a).......      1,517        48,923
OmniVision Technologies, Inc. (a).....      4,788       101,123
ON Semiconductor Corp. (a)............     13,984        82,226
PDF Solutions, Inc. (a)...............      1,580        19,608
Pixelworks, Inc. (a)..................      4,160        11,357
PMC-Sierra, Inc. (a)..................     18,409       173,045
PortalPlayer, Inc. (a)................      2,188        21,464
Power Integrations, Inc. (a)..........      2,658        46,462
Rambus, Inc. (a)......................      8,545       194,911
RF Micro Devices, Inc. (a)............     17,650       105,371
Semtech Corp. (a).....................      6,633        95,847
Sigmatel, Inc. (a)....................      2,366         9,724
Silicon Image, Inc. (a)...............      7,462        80,440
Silicon Laboratories, Inc. (a)........      4,681       164,537
Silicon Storage Technology, Inc.
  (a).................................      7,887        32,021
Sirf Technology Holdings, Inc. (a)....      4,175       134,518
Skyworks Solutions, Inc. (a)..........     14,842        81,779
Spansion, Inc. (a)....................      3,974        63,346
Tessera Technologies, Inc. (a)........      3,937       108,267
Trident Microsystems, Inc. (a)........      4,899        92,983
Ultratech, Inc. (a)...................      1,921        30,237

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Varian Semiconductor Equipment
  Associates, Inc. (a)................      5,091   $   166,018
Vitesse Semiconductor Corp. (a).......      6,601         9,505
Zoran Corp. (a).......................      4,240       103,202
                                                    -----------
                                                      4,366,335
                                                    -----------
SOFTWARE -- 4.7%
Agile Software Corp. (a)..............      4,388        27,820
Altiris, Inc. (a).....................      2,218        40,013
Ansys, Inc. (a).......................      2,914       139,347
Blackbaud, Inc. ......................      3,864        87,713
Blackboard, Inc. (a)..................      2,140        61,974
Concur Technologies, Inc. (a).........      2,712        41,955
Epicor Software Corp. (a).............      3,493        36,781
eSpeed, Inc. (a)......................      2,593        21,600
Factset Research Systems, Inc. .......      3,365       159,164
Fair Isaac Corp. .....................      5,789       210,199
FalconStor Software, Inc. (a).........      2,256        15,724
FileNET Corp. (a).....................      3,703        99,722
Hyperion Solutions Corp. (a)..........      5,272       145,507
i2 Technologies, Inc. (a).............      1,016        12,873
Informatica Corp. (a).................      7,661       100,819
Intergraph Corp. (a)..................      2,549        80,268
Internet Security Systems, Inc. (a)...      4,062        76,569
InterVoice, Inc. (a)..................      3,382        24,080
Jack Henry & Associates, Inc. ........      7,655       150,497
JDA Software Group, Inc. (a)..........      2,591        36,352
Kronos, Inc. (a)......................      2,933       106,204
Lawson Software, Inc. (a).............     12,406        83,120
Macrovision Corp. (a).................      4,700       101,144
Magma Design Automation, Inc. (a).....      2,741        20,146
Manhattan Associates, Inc. (a)........      2,595        52,653
Mentor Graphics Corp. (a).............      7,371        95,676
MICROS Systems, Inc. (a)..............      3,528       154,103
MicroStrategy, Inc. (a)...............        926        90,303
Nuance Communications, Inc. (a).......     12,696       127,722
Open Solutions, Inc. (a)..............      1,581        42,070
Opsware, Inc. (a).....................      7,102        58,520
Parametric Technology Corp. (a).......      9,851       125,206
Progress Software Corp. (a)...........      3,383        79,196
Quality Systems, Inc. ................      1,351        49,744
Quest Software, Inc. (a)..............      5,025        70,551
Sonic Solutions, Inc. (a).............      2,140        35,310
SSA Global Technologies, Inc. (a).....        792        15,349
Sybase, Inc. (a)......................      7,956       154,346
Take-Two Interactive Software, Inc.
  (a).................................      6,206        66,156
THQ, Inc. (a).........................      5,811       125,518
TIBCO Software, Inc. (a)..............     17,674       124,602
Transaction Systems Architects, Inc.
  (a).................................      3,297       137,452
Ulticom, Inc. (a).....................      1,124        11,768
Verint Systems, Inc. (a)..............      1,124        32,810
Wind River Systems, Inc. (a)..........      7,489        66,652
Witness Systems, Inc. (a).............      2,996        60,429
                                                    -----------
                                                      3,655,727
                                                    -----------
SPECIALTY RETAIL -- 4.6%
Aaron Rents, Inc. (Class B)...........      4,274       114,885
AC Moore Arts & Crafts, Inc. (a)......      1,234        20,127
Aeropostale, Inc. (a).................      5,001       144,479
AnnTaylor Stores Corp. (a)............      6,472       280,755
Bebe Stores, Inc. ....................      2,028        31,272
Big 5 Sporting Goods Corp. ...........      2,024        39,468

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Build-A-Bear Workshop, Inc. (a).......      1,352   $    29,082
Cabela's, Inc. (a)....................      3,993        76,905
Charming Shoppes, Inc. (a)............     10,852       121,976
Christopher & Banks Corp. ............      3,264        94,656
Claire's Stores, Inc. ................      8,804       224,590
Cost Plus, Inc. (a)...................      1,452        21,286
Dick's Sporting Goods, Inc. (a).......      2,862       113,335
Dress Barn, Inc. (a)..................      4,226       107,129
DSW, Inc. (Class A) (a)...............      1,347        49,058
GameStop Corp. (Class A) (a)..........      5,824       244,608
Genesco, Inc. (a).....................      2,125        71,974
Guess ?, Inc. (a).....................      2,766       115,480
Guitar Center, Inc. (a)...............      2,430       108,062
Gymboree Corp. (a)....................      3,005       104,454
Hibbett Sporting Goods, Inc. (a)......      3,331        79,611
Hot Topic, Inc. (a)...................      4,054        46,662
Jos. A. Bank Clothiers, Inc. (a)......      1,541        36,922
Maidenform Brands, Inc. (a)...........      1,138        14,032
Mens Wearhouse, Inc. .................      4,397       133,229
New York & Co., Inc. (a)..............      2,179        21,289
Pacific Sunwear of California, Inc.
  (a).................................      6,770       121,386
Pantry, Inc. (a)......................      1,986       114,274
PETCO Animal Supplies, Inc. (a).......      5,110       104,397
Rent-A-Center, Inc. (a)...............      6,158       153,088
Select Comfort Corp. (a)..............      4,885       112,208
Stein Mart, Inc. .....................      2,405        35,594
Talbots, Inc. ........................      1,928        35,572
The Children's Place Retail Stores,
  Inc. (a)............................      2,102       126,225
The Finish Line, Inc. (Class A).......      3,597        42,553
Too, Inc. (a).........................      2,939       112,828
Tractor Supply Co. (a)................      3,117       172,277
West Marine, Inc. (a).................      1,239        16,702
Zumiez, Inc. (a)......................      1,323        49,705
                                                    -----------
                                                      3,642,135
                                                    -----------
TEXTILES, APPAREL & LUXURY GOODS -- 1.1%
Carter's, Inc. (a)....................      4,509       119,173
Columbia Sportswear Co. (a)...........      1,244        56,303
CROCS, Inc. (a).......................        847        21,302
Deckers Outdoor Corp. (a).............        904        34,858
Fossil, Inc. (a)......................      4,241        76,380
K-Swiss, Inc. (Class A)...............      2,303        61,490
Quiksilver, Inc. (a)..................     10,792       131,447
The Timberland Co. (Class A) (a)......      4,536       118,390
Under Armour, Inc. (Class A) (a)......      2,634       112,261
Volcom, Inc. (a)......................      1,193        38,164
Warnaco Group, Inc. (a)...............      3,835        71,638
                                                    -----------
                                                        841,406
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
THRIFTS & MORTGAGE FINANCE -- 0.5%
Accredited Home Lenders Holding Co.
  (a).................................      1,779   $    85,054
Commercial Capital Bancorp, Inc. .....      4,917        77,443
Doral Financial Corp. ................      8,326        53,370
Franklin Bank Corp. (a)...............      2,034        41,066
KNBT Bancorp, Inc. ...................      2,622        43,315
NetBank, Inc. ........................      4,168        27,634
W Holding Co., Inc. ..................     11,819        78,596
                                                    -----------
                                                        406,478
                                                    -----------
TRADING COMPANIES & DISTRIBUTORS -- 1.1%
Beacon Roofing Supply, Inc. (a).......      4,098        90,197
Interline Brands, Inc. (a)............      2,475        57,865
MSC Industrial Direct Co., Inc. (Class
  A)..................................      4,117       195,846
TAL International Group, Inc. (a).....      1,586        38,223
TransDigm Group, Inc. (a).............      1,000        23,950
Watsco, Inc. .........................      2,222       132,920
Wesco International, Inc. (a).........      4,370       301,530
                                                    -----------
                                                        840,531
                                                    -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.9%
Centennial Communications Corp. ......      2,139        11,123
Dobson Communications Corp. (Class A)
  (a).................................     13,945       107,795
iPCS, Inc. (a)........................      1,019        49,217
Leap Wireless International, Inc.
  (a).................................      3,932       186,573
Price Communications Corp. (a)........      3,720        63,054
SBA Communications Corp. (a)..........      8,048       210,375
Syniverse Holdings, Inc. (a)..........      2,483        36,500
Ubiquitel, Inc. (a)...................      6,641        68,668
Wireless Facilities, Inc. (a).........      4,181        11,498
                                                    -----------
                                                        744,803
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $72,764,056)..................               78,396,405
                                                    -----------
SHORT TERM INVESTMENTS -- 0.0% (B)
MONEY MARKET FUND -- 0.0% (B)
AIM Short Term Investment Class Prime
  Fund (Cost $23,897).................     23,897        23,897
                                                    -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $72,787,953)..................               78,420,302
OTHER ASSETS AND LIABILITIES -- 0.0%
  (B).................................                  (15,198)
                                                    -----------
NET ASSETS -- 100.0%..................              $78,405,104
                                                    ===========

(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 0.8%
Cubic Corp. ..........................     1,847   $     36,220
Curtiss-Wright Corp. .................     4,814        148,656
DRS Technologies, Inc. ...............     4,277        208,504
Esterline Technologies Corp. (a)......     2,822        117,367
GenCorp, Inc. (a).....................     4,852         77,777
Heico Corp. ..........................     2,247         53,299
Ionatron, Inc. (a)....................     2,543         16,148
Teledyne Technologies, Inc. (a).......     3,396        111,253
Triumph Group, Inc. (a)...............     1,747         83,856
                                                   ------------
                                                        853,080
                                                   ------------
AIRLINES -- 0.2%
Alaska Air Group, Inc. (a)............     4,191        165,209
Frontier Airlines Holdings, Inc.
  (a).................................     3,982         28,710
                                                   ------------
                                                        193,919
                                                   ------------
AUTO COMPONENTS -- 1.1%
American Axle & Manufacturing
  Holdings, Inc. .....................     4,517         77,286
ArvinMeritor, Inc. ...................     7,156        123,011
Bandag, Inc. .........................     1,361         49,799
Cooper Tire & Rubber Co. .............     6,498         72,388
Lear Corp. ...........................     7,256        161,156
Modine Manufacturing Co. .............     3,399         79,401
Sauer-Danfoss, Inc. ..................     1,264         32,131
Superior Industries International,
  Inc. ...............................     2,393         43,768
Tenneco Automotive, Inc. (a)..........     4,763        123,838
The Goodyear Tire & Rubber Co. (a)....    17,071        189,488
TRW Automotive Holdings Corp. (a).....     3,618         98,699
Visteon Corp. (a).....................    13,624         98,229
                                                   ------------
                                                      1,149,194
                                                   ------------
AUTOMOBILES -- 0.0% (B)
Monaco Coach Corp. ...................     3,048         38,710
                                                   ------------
BIOTECHNOLOGY -- 0.4%
Alexion Pharmaceuticals, Inc. (a).....     3,301        119,232
Ariad Pharmaceuticals, Inc. (a).......     6,802         30,677
Cell Genesys, Inc. (a)................     4,998         25,090
Human Genome Sciences, Inc. (a).......    14,174        151,662
Incyte, Inc. (a)......................     7,740         35,604
                                                   ------------
                                                        362,265
                                                   ------------
BUILDING PRODUCTS -- 1.0%
American Woodmark Corp. ..............     1,266         44,361
Ameron International Corp. ...........       881         59,045
Apogee Enterprises, Inc. .............     2,949         43,350
Builders FirstSource, Inc. (a)........     1,360         27,690
ElkCorp...............................     2,139         59,400
Goodman Global, Inc. (a)..............     2,585         39,240
Jacuzzi Brands, Inc. (a)..............     8,515         74,932
Lennox International, Inc. ...........     7,298        193,251
NCI Building Systems, Inc. (a)........     2,231        118,622
Universal Forest Products, Inc. ......     1,940        121,696
USG Corp. (a).........................     3,590        261,819
                                                   ------------
                                                      1,043,406
                                                   ------------
CAPITAL MARKETS -- 2.0%
Cohen & Steers, Inc. .................     1,007         23,765
GAMCO Investors, Inc. ................       776         28,526

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
Investment Technology Group, Inc.
  (a).................................     4,584   $    233,142
Jefferies Group, Inc. ................    11,118        329,426
Knight Capital Group, Inc. (a)........    11,096        168,992
LaBranche & Co., Inc. (a).............     6,396         77,456
Nuveen Investments, Inc. .............     8,395        361,405
Penson Worldwide, Inc. (a)............       800         13,768
Piper Jaffray Cos., Inc. (a)..........     2,232        136,621
Raymond James Financial, Inc. ........     9,697        293,528
Thomas Weisel Partners Group, Inc.
  (a).................................     1,284         24,409
W.P. Carey & Co. LLC..................     3,110         78,745
W.P. Stewart & Co., Ltd. .............     2,500         38,050
Waddell & Reed Financial, Inc. (Class
  A)..................................     9,112        187,343
                                                   ------------
                                                      1,995,176
                                                   ------------
CHEMICALS -- 3.8%
A. Schulman, Inc. ....................     3,412         78,101
Airgas, Inc. .........................     7,053        262,724
Albemarle Corp. ......................     4,053        194,058
Arch Chemicals, Inc. .................     2,624         94,595
Cabot Corp. ..........................     6,033        208,259
Calumet Specialty Products Partners
  LP..................................       692         21,957
Celanese Corp. .......................     7,714        157,520
Chemtura Corp. .......................    26,022        243,045
Cytec Industries, Inc. ...............     4,080        218,933
Ferro Corp. ..........................     4,701         75,028
FMC Corp. ............................     3,886        250,219
Georgia Gulf Corp. ...................     3,691         92,349
H.B. Fuller Co. ......................     3,156        137,507
Hercules, Inc. (a)....................    10,841        165,434
Kronos Worldwide, Inc. ...............       393         11,495
MacDermid, Inc. ......................     2,762         79,546
Minerals Technologies, Inc. ..........     2,227        115,804
NewMarket Corp. ......................     1,650         80,949
NL Industries, Inc. ..................       877          9,428
Olin Corp. ...........................     7,625        136,716
OM Group, Inc. (a)....................     3,208         98,967
PolyOne Corp. (a).....................    10,300         90,434
Rockwood Holdings, Inc. (a)...........     3,755         86,402
RPM International, Inc. ..............    12,838        231,084
Sensient Technologies Corp. ..........     4,582         95,810
Spartech Corp. .......................     3,596         81,269
Terra Nitrogen Co. LP.................       774         16,757
Tronox, Inc. .........................     4,117         53,439
Valhi, Inc. ..........................     1,361         33,412
Valspar Corp. ........................     9,990        263,836
W.R. Grace & Co. (a)..................     6,217         72,739
Westlake Chemical Corp. ..............     2,062         61,448
                                                   ------------
                                                      3,819,264
                                                   ------------
COMMERCIAL BANKS -- 7.8%
1st Source Corp. .....................     1,166         39,446
Alabama National Bancorp..............     1,749        119,194
AMCORE Financial, Inc. ...............     2,434         71,341
Arrow Financial Corp. ................       868         23,809
Bancfirst Corp. ......................       774         34,637
BancorpSouth, Inc. ...................     8,024        218,654
Banner Corp. .........................     1,167         44,976
BOK Financial Corp. ..................     2,305        114,489
Capital City Bank Group, Inc. ........     1,452         43,850
Centennial Bank Holdings, Inc. (a)....     6,682         69,092

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
Central Pacific Financial Corp. ......     3,302   $    127,787
Chemical Financial Corp. .............     2,621         80,203
Chittenden Corp. .....................     5,179        133,877
Citizens Banking Corp. ...............     4,503        109,918
City Holding Co. .....................     2,041         73,762
Columbia Banking System, Inc. ........     1,748         65,340
Community Bank System, Inc. ..........     3,400         68,578
Community Banks, Inc. ................     2,756         71,656
Community Trust Bancorp, Inc. ........     1,456         50,858
Cullen/Frost Bankers, Inc. ...........     5,923        339,388
CVB Financial Corp. ..................     6,809        106,629
F N B Corp. ..........................     5,816         91,718
First BanCorp -- Puerto Rico..........     8,458         78,659
First Bancorp -- North Carolina.......     1,555         32,655
First Charter Corp. ..................     3,403         83,476
First Citizens BancShares, Inc. (Class
  A)..................................       581        116,490
First Commonwealth Financial Corp. ...     6,774         86,030
First Financial Bancorp...............     4,158         61,996
First Financial Bankshares, Inc. .....     1,844         67,380
First Financial Corp. ................     1,168         35,052
First Indiana Corp. ..................     1,579         41,101
First Merchants Corp. ................     2,139         51,999
First Midwest Bancorp, Inc. ..........     5,281        195,819
First Oak Brook Bancshares, Inc. .....       681         25,197
First Republic Bank...................     2,721        124,622
First State Bancorp...................     1,757         41,781
FirstMerit Corp. .....................     7,959        166,661
Frontier Financial Corp. .............     3,227        109,686
Glacier Bancorp, Inc. ................     3,500        102,445
Great Southern Bancorp, Inc. .........     1,038         31,690
Greater Bay Bancorp...................     5,391        154,991
Hancock Holding Co. ..................     2,986        167,216
Harleysville National Corp. ..........     3,111         65,984
IBERIABANK Corp. .....................       969         55,756
Independent Bank
  Corp. -- Massachusetts..............     1,749         56,790
Independent Bank Corp. -- Michigan....     2,329         61,253
Integra Bank Corp. ...................     1,942         42,239
Interchange Financial Services
  Corp. ..............................     2,137         48,083
International Bancshares Corp. .......     5,340        146,743
Irwin Financial Corp. ................     2,042         39,594
MB Financial, Inc. ...................     2,887        102,084
Mid-State Bancshares..................     2,523         70,644
Midwest Banc Holdings, Inc. ..........     1,943         43,232
National Penn Bancshares, Inc. .......     4,420         87,781
NBT Bancorp, Inc. ....................     3,721         86,439
Old National Bancorp..................     6,566        131,123
Omega Financial Corp. ................     1,264         39,576
Oriental Financial Group..............     2,433         31,045
Pacific Capital Bancorp...............     5,114        159,148
Park National Corp. ..................     1,259        124,402
Placer Sierra Bancshares..............     2,153         49,928
Provident Bankshares Corp. ...........     3,492        127,074
R&G Financial Corp. ..................     3,305         28,390
Republic Bancorp, Inc. -- Kentucky....     1,120         23,072
Republic Bancorp, Inc. -- Michigan....     7,923         98,166
S&T Bancorp, Inc. ....................     2,621         87,096
S.Y. Bancorp, Inc. ...................     1,339         36,796
Sandy Spring Bancorp, Inc. ...........     1,652         59,571
Santander BanCorp.....................       581         14,304

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
Seacoast Banking Corp. of Florida.....     1,355   $     36,084
Simmons First National Corp. .........     1,542         44,733
South Financial Group, Inc. ..........     7,929        209,405
Sterling Bancorp......................     2,040         39,780
Sterling Bancshares, Inc. ............     5,069         95,044
Sterling Financial Corp. .............     2,713         59,415
Suffolk Bancorp.......................     1,168         38,252
Sun Bancorp, Inc. (a).................     1,761         28,599
Susquehanna Bancshares, Inc. .........     5,629        134,533
Tompkins Trustco, Inc. ...............       852         36,636
Trustmark Corp. ......................     5,421        167,888
UMB Financial Corp. ..................     3,302        110,089
United Bankshares, Inc. ..............     4,277        156,667
USB Holding Co., Inc. ................     1,358         30,555
Washington Trust Bancorp, Inc. .......     1,349         37,394
WesBanco, Inc. .......................     2,035         63,065
West Coast Bancorp....................     1,650         48,625
Westamerica Bancorp...................     3,453        169,093
Whitney Holding Corp. ................     6,896        243,912
Wilmington Trust Corp. ...............     7,181        302,895
Yardville National Bancorp............     1,167         41,697
                                                   ------------
                                                      7,884,822
                                                   ------------
COMMERCIAL SERVICES & SUPPLIES -- 2.4%
ABM Industries, Inc. .................     4,470         76,437
ADESA, Inc. ..........................     9,002        200,205
American Reprographics Co. (a)........     2,801        101,536
Banta Corp. ..........................     2,522        116,844
Bowne & Co., Inc. ....................     3,410         48,763
Brady Corp. ..........................     4,660        171,674
CBIZ, Inc. (a)........................     6,408         47,483
CDI Corp. ............................     1,460         42,340
Central Parking Corp. ................     2,042         32,672
Consolidated Graphics, Inc. (a).......     1,361         70,854
Deluxe Corp. .........................     5,634         98,482
Ennis, Inc. ..........................     2,818         55,458
G & K Services, Inc. (Class A)........     2,079         71,310
Heidrick & Struggles International,
  Inc. (a)............................     1,937         65,548
Herman Miller, Inc. ..................     7,058        181,885
IKON Office Solutions, Inc. ..........    10,513        132,464
Kelly Services, Inc. (Class A)........     2,138         58,089
McGrath Rentcorp......................     2,234         62,128
NCO Group, Inc. (a)...................     3,312         87,569
PHH Corp. (a).........................     5,650        155,601
Pike Electric Corp. (a)...............     2,008         38,674
School Specialty, Inc. (a)............     2,195         69,911
Sourcecorp, Inc. (a)..................     1,749         43,358
United Stationers, Inc. (a)...........     3,479        171,584
Viad Corp. ...........................     2,207         69,079
Volt Information Sciences, Inc. (a)...       970         45,202
Watson Wyatt Worldwide, Inc. (Class
  A)..................................     4,464        156,865
                                                   ------------
                                                      2,472,015
                                                   ------------
COMMUNICATIONS EQUIPMENT -- 1.5%
3Com Corp. (a)........................    41,137        210,622
ADC Telecommunications, Inc. (a)......    12,320        207,715
Andrew Corp. (a)......................    17,528        155,298
Bel Fuse, Inc. (Class B)..............     1,267         41,570
Black Box Corp. ......................     1,946         74,590

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
CIENA Corp. (a).......................    61,815   $    297,330
CommScope, Inc. (a)...................     5,915        185,849
Dycom Industries, Inc. (a)............     4,430         94,315
Inter-Tel, Inc. ......................     2,087         43,952
Mastec, Inc. (a)......................     4,385         57,926
Powerwave Technologies, Inc. (a)......    12,284        112,030
Sycamore Networks, Inc. (a)...........    20,833         84,582
                                                   ------------
                                                      1,565,779
                                                   ------------
COMPUTERS & PERIPHERALS -- 0.8%
Adaptec, Inc. (a).....................    12,399         53,812
Electronics for Imaging, Inc. (a).....     5,921        123,631
Emulex Corp. (a)......................     8,825        143,583
Gateway, Inc. (a).....................    26,056         49,506
Hutchinson Technology, Inc. (a).......     2,916         63,073
Imation Corp. ........................     3,689        151,433
Palm, Inc. (a)........................    10,214        164,445
Quantum Corp. (a).....................    19,272         50,493
                                                   ------------
                                                        799,976
                                                   ------------
CONSTRUCTION & ENGINEERING -- 1.3%
EMCOR Group, Inc. (a).................     3,412        166,062
Foster Wheeler, Ltd. (a)..............     7,068        305,338
Granite Construction, Inc. ...........     3,596        162,791
Insituform Technologies, Inc. (a).....     2,980         68,212
Quanta Services, Inc. (a).............    10,772        186,679
URS Corp. (a).........................     5,559        233,478
Washington Group International,
  Inc. ...............................     3,215        171,488
                                                   ------------
                                                      1,294,048
                                                   ------------
CONSTRUCTION MATERIALS -- 0.4%
Eagle Materials, Inc. ................     5,357        254,458
Texas Industries, Inc. ...............     2,533        134,502
                                                   ------------
                                                        388,960
                                                   ------------
CONSUMER FINANCE -- 0.2%
Cash America International, Inc. .....     3,207        102,624
Nelnet, Inc. (a)......................     2,432         98,618
                                                   ------------
                                                        201,242
                                                   ------------
CONTAINERS & PACKAGING -- 0.6%
Aptargroup, Inc. .....................     3,493        173,288
Caraustar Industries, Inc. (a)........     3,182         28,638
Chesapeake Corp. .....................     2,212         36,299
Greif, Inc. (Class A).................     1,656        124,134
Myers Industries, Inc. ...............     2,913         50,074
Packaging Corp. of America............     8,540        188,051
Rock-Tenn Co. ........................     3,498         55,793
                                                   ------------
                                                        656,277
                                                   ------------
DISTRIBUTORS -- 0.1%
Audiovox Corp. (Class A) (a)..........     2,169         29,629
Building Material Holding Corp. ......     3,107         86,592
                                                   ------------
                                                        116,221
                                                   ------------
DIVERSIFIED CONSUMER SERVICES -- 0.4%
Jackson Hewitt Tax Service, Inc. .....     3,194        100,132
Service Corp. International...........    31,419        255,751
Stewart Enterprises, Inc. (Class A)...    10,836         62,307
                                                   ------------
                                                        418,190
                                                   ------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
DIVERSIFIED FINANCIAL SERVICES -- 0.1%
Financial Federal Corp. ..............     2,925   $     81,344
Resource America, Inc. ...............     1,662         31,661
                                                   ------------
                                                        113,005
                                                   ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.5%
Commonwealth Telephone Enterprises,
  Inc. ...............................     2,331         77,296
Consolidated Communications Holdings,
  Inc. ...............................     1,856         30,865
Fairpoint Communications, Inc. .......     3,111         44,798
IDT Corp. (Class B) (a)...............     6,784         93,551
Iowa Telecommunications Services,
  Inc. ...............................     2,621         49,589
North Pittsburgh Systems, Inc. .......     1,555         42,856
PanAmSat Holding Corp. ...............     5,430        135,642
SureWest Communications...............     1,456         28,130
Valor Communications Group, Inc. .....     4,273         48,926
                                                   ------------
                                                        551,653
                                                   ------------
ELECTRIC UTILITIES -- 2.1%
ALLETE, Inc. .........................     2,716        128,603
Cleco Corp. ..........................     5,401        125,573
Duquesne Light Holdings, Inc. ........     8,572        140,924
El Paso Electric Co. (a)..............     5,356        107,977
Empire District Electric Co. .........     2,918         59,965
Great Plains Energy, Inc. ............     8,255        229,984
Hawaiian Electric Industries, Inc. ...     8,588        239,691
IDACORP, Inc. ........................     4,500        154,305
ITC Holdings Corp. ...................     1,359         36,122
MGE Energy, Inc. .....................     2,333         72,673
Otter Tail Corp. .....................     2,917         79,722
Portland General Electric Co. ........     2,971         74,186
Sierra Pacific Resources (a)..........    21,344        298,816
UIL Holdings Corp. ...................     1,458         82,071
Unisource Energy Corp. ...............     3,770        117,435
Westar Energy, Inc. ..................     9,524        200,480
                                                   ------------
                                                      2,148,527
                                                   ------------
ELECTRICAL EQUIPMENT -- 1.2%
A.O. Smith Corp. .....................     2,134         98,932
Baldor Electric Co. ..................     3,303        103,351
Belden CDT, Inc. .....................     4,696        155,203
General Cable Corp. (a)...............     5,468        191,380
GrafTech International, Ltd. (a)......    10,980         63,684
Power-One, Inc. (a)...................     8,277         54,628
Regal-Beloit Corp. ...................     3,398        150,022
Thomas & Betts Corp. (a)..............     6,716        344,531
Woodward Governor Co. ................     3,208         97,876
                                                   ------------
                                                      1,259,607
                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.5%
Agilysys, Inc. .......................     3,465         62,370
Anixter International, Inc. ..........     3,591        170,429
Avnet, Inc. (a).......................    15,570        311,711
AVX Corp. ............................     5,830         92,056
Checkpoint Systems, Inc. (a)..........     4,076         90,528
Coherent, Inc. (a)....................     3,401        114,716
CTS Corp. ............................     4,167         62,046
Electro Scientific Industries, Inc.
  (a).................................     3,135         56,399
Global Imaging Systems, Inc. (a)......     2,422         99,980
KEMET Corp. (a).......................     9,767         90,052

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
Littelfuse, Inc. (a)..................     2,528   $     86,913
Methode Electronics, Inc. (Class A)...     4,018         42,229
Newport Corp. (a).....................     4,071         65,624
Park Electrochemical Corp. ...........     1,997         51,423
Paxar Corp. (a).......................     4,080         83,925
Plexus Corp. (a)......................     4,895        167,458
Tech Data Corp. (a)...................     5,890        225,646
Technitrol, Inc. .....................     4,152         96,119
Tektronix, Inc. ......................     9,083        267,222
Vishay Intertechnology, Inc. (a)......    17,948        282,322
                                                   ------------
                                                      2,519,168
                                                   ------------
ENERGY EQUIPMENT & SERVICES -- 1.1%
Hanover Compressor Co. (a)............     9,184        172,476
Lone Star Technologies, Inc. (a)......     3,330        179,887
NS Group, Inc. (a)....................     2,426        133,624
SEACOR Holdings, Inc. (a).............     2,335        191,703
Tidewater, Inc. ......................     5,722        281,522
Veritas DGC, Inc. (a).................     3,593        185,327
                                                   ------------
                                                      1,144,539
                                                   ------------
FOOD & STAPLES RETAILING -- 0.8%
Casey's General Stores, Inc. .........     5,359        134,029
Great Atlantic & Pacific Tea Co. .....     1,842         41,850
Longs Drug Stores Corp. ..............     3,302        150,637
Nash Finch Co. .......................     1,358         28,912
Rite Aid Corp. (a)....................    55,883        236,944
Ruddick Corp. ........................     3,797         93,064
Smart & Final, Inc. (a)...............     1,358         22,869
The Topps Co., Inc. ..................     4,268         35,083
Weis Markets, Inc. ...................     1,069         44,043
                                                   ------------
                                                        787,431
                                                   ------------
FOOD PRODUCTS -- 1.7%
Alico, Inc. ..........................       387         21,328
Chiquita Brands International,
  Inc. ...............................     4,350         59,943
Corn Products International, Inc. ....     7,859        240,485
Del Monte Foods Co. ..................    21,149        237,503
Delta and Pine Land Co. ..............     3,915        115,101
Farmer Brothers Co. ..................       681         14,764
Fresh Del Monte Produce, Inc. ........     2,859         49,375
Gold Kist, Inc. (a)...................     5,732         76,637
Hain Celestial Group, Inc. (a)........     4,011        103,323
JM Smucker Co. .......................     6,330        282,951
Lancaster Colony Corp. ...............     2,708        106,885
Lance, Inc. ..........................     3,305         76,081
Pilgrim's Pride Corp. ................     4,367        112,669
Premium Standard Farms, Inc. .........     1,652         26,812
Ralcorp Holdings, Inc. (a)............     3,106        132,098
Reddy Ice Holdings, Inc. .............     1,506         30,647
Tootsie Roll Industries, Inc. ........     2,606         75,913
                                                   ------------
                                                      1,762,515
                                                   ------------
GAS UTILITIES -- 2.6%
AGL Resources, Inc. ..................     8,381        319,484
Atmos Energy Corp. ...................     8,536        238,240
Laclede Group, Inc. ..................     2,239         76,932
National Fuel Gas Co. ................     8,455        297,109
New Jersey Resources Corp. ...........     2,910        136,130
Nicor, Inc. ..........................     4,657        193,265
Northwest Natural Gas Co. ............     3,047        112,830

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
Peoples Energy Corp. .................     4,178   $    150,032
Piedmont Natural Gas Co., Inc. .......     7,693        186,940
South Jersey Industries, Inc. ........     3,110         85,183
Southern Union Co. ...................    11,110        300,637
Southwest Gas Corp. ..................     4,075        127,710
UGI Corp. ............................    11,142        274,316
WGL Holdings, Inc. ...................     5,195        150,395
                                                   ------------
                                                      2,649,203
                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.0%
Advanced Medical Optics, Inc. (a).....     7,386        374,470
CONMED Corp. (a)......................     3,004         62,183
Datascope Corp. ......................     1,356         41,819
DJO, Inc. (a).........................     2,440         89,865
Invacare Corp. .......................     3,496         86,981
PolyMedica Corp. .....................     2,421         87,059
STERIS Corp. .........................     7,275        166,307
West Pharmaceutical Services, Inc. ...     3,473        126,000
                                                   ------------
                                                      1,034,684
                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 0.7%
Chemed Corp. .........................     2,814        153,447
Genesis HealthCare Corp. (a)..........     2,126        100,709
Kindred Healthcare, Inc. (a)..........     4,214        109,564
Landauer, Inc. .......................       972         46,559
Magellan Health Services, Inc. (a)....     3,898        176,618
Owens & Minor, Inc. ..................     4,341        124,152
RehabCare Group, Inc. (a).............     1,844         32,049
                                                   ------------
                                                        743,098
                                                   ------------
HOTELS, RESTAURANTS & LEISURE -- 1.9%
AFC Enterprises, Inc. (a).............     2,330         29,707
Aztar Corp. (a).......................     3,884        201,813
Bob Evans Farms, Inc. ................     3,820        114,638
Cedar Fair LP.........................     5,370        142,520
Churchill Downs, Inc. ................       973         36,439
Domino's Pizza, Inc. .................     4,201        103,933
Gaylord Entertainment Co. (a).........     4,384        191,318
Great Wolf Resorts, Inc. (a)..........     3,013         36,186
IHOP Corp. ...........................     1,732         83,275
Jack in the Box, Inc. (a).............     3,707        145,314
Krispy Kreme Doughnuts, Inc. (a)......     6,120         49,817
Landry's Restaurants, Inc. ...........     1,943         63,050
Lone Star Steakhouse & Saloon,
  Inc. ...............................     2,014         52,827
Marcus Corp. .........................     2,342         48,901
Orient-Express Hotels, Ltd. (Class
  A)..................................     4,177        162,235
Pinnacle Entertainment, Inc. (a)......     5,053        154,874
Ryan's Restaurant Group, Inc. (a).....     4,693         55,894
Six Flags, Inc. (a)...................     8,303         46,663
Speedway Motorsports, Inc. ...........     1,495         56,421
Triarc Cos., Inc. (Class B)...........     4,811         75,196
Vail Resorts, Inc. (a)................     3,105        115,195
                                                   ------------
                                                      1,966,216
                                                   ------------
HOUSEHOLD DURABLES -- 2.0%
American Greetings Corp. (Class A)....     5,799        121,837
Avatar Holdings, Inc. (a).............       488         27,801
Beazer Homes USA, Inc. ...............     4,273        196,002
Blount International, Inc. (a)........     4,182         50,268
Blyth, Inc. ..........................     3,412         62,986
Champion Enterprises, Inc. (a)........     8,220         90,749

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
CSS Industries, Inc. .................       872   $     25,070
Ethan Allen Interiors, Inc. ..........     3,498        127,852
Furniture Brands International,
  Inc. ...............................     5,069        105,638
Interface, Inc. (Class A) (a).........     5,030         57,593
Kimball International, Inc. (Class
  B)..................................     2,821         55,602
La-Z-Boy, Inc. .......................     5,629         78,806
M.D.C. Holdings, Inc. ................     3,796        197,126
M/I Homes, Inc. ......................     1,263         44,306
Meritage Homes Corp. (a)..............     2,419        114,298
Palm Harbor Homes, Inc. (a)...........     1,167         20,528
Russ Berrie & Co., Inc. (a)...........     1,166         14,295
Skyline Corp. ........................       779         33,326
Snap-on, Inc. ........................     5,756        232,657
Standard Pacific Corp. ...............     7,078        181,905
Tupperware Brands Corp. ..............     5,806        114,320
WCI Communities, Inc. (a).............     4,021         80,983
                                                   ------------
                                                      2,033,948
                                                   ------------
HOUSEHOLD PRODUCTS -- 0.2%
Central Garden & Pet Co. (a)..........     2,258         97,207
WD-40 Co. ............................     1,649         55,357
                                                   ------------
                                                        152,564
                                                   ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.4%
Black Hills Corp. ....................     3,668        125,922
Dynegy, Inc. (Class A) (a)............    41,967        229,560
                                                   ------------
                                                        355,482
                                                   ------------
INDUSTRIAL CONGLOMERATES -- 1.1%
Carlisle Cos., Inc. ..................     3,298        261,531
McDermott International, Inc. (a).....    11,557        525,497
Sequa Corp. (a).......................       679         55,339
Standex International Corp. ..........     1,265         38,393
Teleflex, Inc. .......................     4,016        216,944
Tredegar Corp. .......................     2,814         44,517
                                                   ------------
                                                      1,142,221
                                                   ------------
INSURANCE -- 6.2%
21st Century Insurance Group..........     2,915         41,976
Alfa Corp. ...........................     4,177         69,171
Alleghany Corp. (a)...................       564        155,867
American Financial Group, Inc. .......     4,923        211,197
American National Insurance Co. ......     1,649        213,908
AmerUs Group Co. .....................     4,067        238,123
Argonaut Group, Inc. (a)..............     3,404        102,256
Aspen Insurance Holdings, Ltd. .......     6,049        140,881
Assured Guaranty, Ltd. ...............     5,237        132,863
Baldwin & Lyons, Inc. (Class B).......     1,072         27,336
Bristol West Holdings, Inc. ..........     2,141         34,256
CNA Surety Corp. (a)..................     1,752         30,275
Delphi Financial Group................     4,542        165,147
Endurance Specialty Holdings, Ltd. ...     6,407        205,024
Enstar Group, Inc. (a)................       485         44,712
Erie Indemnity Co. (Class A)..........     5,764        299,728
FBL Financial Group, Inc. (Class A)...     1,360         44,064
Great American Financial Resources,
  Inc. ...............................       876         18,335
Hanover Insurance Group, Inc. ........     5,573        264,495
Harleysville Group, Inc. .............     1,555         49,325
Horace Mann Educators Corp. ..........     4,833         81,919
Infinity Property & Casualty Corp. ...     2,330         95,530

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
IPC Holdings, Ltd. ...................     5,261   $    129,736
Kansas City Life Insurance Co. .......       489         20,621
LandAmerica Financial Group, Inc. ....     1,645        106,267
Max Re Capital, Ltd. .................     4,860        106,142
Mercury General Corp. ................     2,815        158,682
Montpelier Re Holdings, Ltd. .........     8,831        152,688
National Western Life Insurance Co.
  (Class A)...........................       251         60,152
Ohio Casualty Corp. ..................     6,941        206,356
PartnerRe, Ltd. ......................     6,023        385,773
Presidential Life Corp. ..............     2,405         59,115
ProAssurance Corp. (a)................     3,007        144,877
Reinsurance Group America, Inc. ......     3,091        151,923
RenaissanceRe Holdings, Ltd. .........     6,668        323,131
RLI Corp. ............................     2,428        116,981
Safety Insurance Group, Inc. .........     1,455         69,185
Selective Insurance Group, Inc. ......     2,918        163,029
StanCorp Financial Group, Inc. .......     5,783        294,413
State Auto Financial Corp. ...........     1,554         50,567
Stewart Information Services Corp. ...     1,943         70,550
The Commerce Group, Inc. .............     6,500        192,010
The Midland Co. ......................     1,456         55,299
The Phoenix Cos., Inc. ...............    11,579        163,032
Transatlantic Holdings, Inc. .........     2,815        157,358
United Fire & Casualty Co. ...........     2,329         70,173
Wesco Financial Corp. ................       156         59,436
Zenith National Insurance Corp. ......     4,000        158,680
                                                   ------------
                                                      6,292,564
                                                   ------------
INTERNET SOFTWARE & SERVICES -- 0.1%
United Online, Inc. ..................     6,694         80,328
                                                   ------------
IT SERVICES -- 1.6%
BearingPoint, Inc. (a)................    20,182        168,923
Convergys Corp. (a)...................    14,817        288,932
Covansys Corp. (a)....................     2,036         25,593
CSG Systems International, Inc. (a)...     5,274        130,479
Forrester Research, Inc. (a)..........     1,594         44,600
Gartner, Inc. (a).....................     7,226        102,609
Gevity HR, Inc. ......................     2,713         72,030
infoUSA, Inc. ........................     3,986         41,096
Keane, Inc. (a).......................     5,638         70,475
Mantech International Corp. (a).......     1,983         61,195
MAXIMUS, Inc. ........................     2,306         53,384
MPS Group, Inc. (a)...................    11,252        169,455
Perot Systems Corp. (Class A) (a).....     8,978        130,001
Unisys Corp. (a)......................    36,827        231,274
                                                   ------------
                                                      1,590,046
                                                   ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
Callaway Golf Co. ....................     7,347         95,437
JAKKS Pacific, Inc. (a)...............     2,955         59,366
K2, Inc. (a)..........................     5,250         57,435
                                                   ------------
                                                        212,238
                                                   ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.1%
Cambrex Corp. ........................     2,794         58,199
                                                   ------------
MACHINERY -- 5.5%
AGCO Corp. (a)........................     9,607        252,856
Albany International Corp. (Class
  A)..................................     3,011        127,636
American Railcar Industries, Inc. ....       920         30,461

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
Astec Industries, Inc. (a)............     1,751   $     59,744
Barnes Group, Inc. ...................     4,314         86,064
Briggs & Stratton Corp. ..............     5,433        169,021
Cascade Corp. ........................     1,166         46,115
CIRCOR International, Inc. ...........     1,459         44,485
Crane Co. ............................     5,632        234,291
EnPro Industries, Inc. (a)............     2,330         78,288
Federal Signal Corp. .................     5,441         82,377
Flowserve Corp. (a)...................     6,003        341,571
Freightcar America, Inc. .............     1,379         76,548
Harsco Corp. .........................     4,365        340,295
IDEX Corp. ...........................     5,693        268,710
Kaydon Corp. .........................     3,108        115,959
Kennametal, Inc. .....................     4,176        259,956
Lincoln Electric Holdings, Inc. ......     4,332        271,400
Lindsay Manufacturing Co. ............     1,259         34,144
Mueller Industries, Inc. .............     4,029        133,078
Mueller Water Products, Inc. (a)......     2,700         47,007
NACCO Industries, Inc. ...............       544         74,751
Navistar International Corp. (a)......     7,178        176,650
Nordson Corp. ........................     3,326        163,573
Robbins & Myers, Inc. ................     1,264         33,041
Tecumseh Products Co. (Class A) (a)...     1,747         33,542
Tennant Co. ..........................       775         38,967
Terex Corp. (a).......................     5,338        526,861
The Greenbrier Cos., Inc. ............     1,382         45,247
The Manitowoc Co., Inc. ..............     6,516        289,962
The Timken Co. .......................     9,100        304,941
Trinity Industries, Inc. .............     8,539        344,976
Valmont Industries, Inc. .............     1,749         81,311
Wabash National Corp. ................     3,499         53,745
Wabtec Corp. .........................     5,053        188,982
Watts Water Technologies, Inc. .......     2,820         94,611
                                                   ------------
                                                      5,551,166
                                                   ------------
MARINE -- 0.4%
Alexander & Baldwin, Inc. ............     4,665        206,520
American Commercial Lines, Inc. (a)...     2,500        150,625
Eagle Bulk Shipping, Inc. ............     2,083         29,683
Genco Shipping & Trading, Ltd. .......     1,168         20,276
Horizon Lines, Inc. ..................     2,042         32,713
                                                   ------------
                                                        439,817
                                                   ------------
MEDIA -- 1.8%
Belo Corp. ...........................     9,895        154,362
Carmike Cinemas, Inc. ................     1,263         26,624
Catalina Marketing Corp. .............     4,752        135,242
Citadel Broadcasting Corp. ...........     3,632         32,325
Courier Corp. ........................     1,156         46,263
Cox Radio, Inc. (Class A) (a).........     3,821         55,099
Cumulus Media, Inc. (a)...............     5,929         63,262
Emmis Communications Corp. (a)........     3,695         57,790
Fisher Communications, Inc. (a).......       684         28,817
Hearst-Argyle Television, Inc. .......     2,963         65,364
Hollinger International, Inc. ........     5,190         41,676
Journal Communications, Inc. .........     4,080         45,859
Journal Register Co. .................     4,763         42,676
Lee Enterprises, Inc. ................     4,366        117,664
Lin TV Corp. (Class A) (a)............     3,010         22,725
McClatchy Co. (Class A)...............     5,832        233,980

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
Media General, Inc. (Class A).........     2,346   $     98,274
Primedia, Inc. (a)....................    17,201         31,478
Radio One, Inc. (Class A) (a).........     8,713         65,347
RCN Corp. (a).........................     4,083        101,789
Regal Entertainment Group.............     6,047        122,875
Scholastic Corp. (a)..................     3,109         80,741
Sinclair Broadcast Group, Inc. .......     5,203         44,538
Westwood One, Inc. ...................     8,070         60,525
World Wrestling Entertainment, Inc.
  (Class A)...........................     2,040         34,455
                                                   ------------
                                                      1,809,750
                                                   ------------
METALS & MINING -- 3.3%
Aleris International, Inc. (a)........     3,399        155,844
AMCOL International Corp. ............     2,824         74,412
Brush Engineered Materials, Inc.
  (a).................................     2,141         44,640
Carpenter Technology Corp. ...........     2,380        274,890
Century Aluminum Co. (a)..............     2,624         93,651
Chaparral Steel Co. (a)...............     2,424        174,577
Cleveland-Cliffs, Inc. ...............     2,327        184,508
Commercial Metals Co. ................    13,017        334,537
Compass Minerals International,
  Inc. ...............................     3,499         87,300
Gibraltar Industries, Inc. ...........     3,004         87,116
Oregon Steel Mills, Inc. (a)..........     3,882        196,662
Quanex Corp. .........................     4,080        175,726
Reliance Steel & Aluminum Co. ........     3,338        276,887
RTI International Metals, Inc. (a)....     2,522        140,828
Ryerson Tull, Inc. ...................     2,568         69,336
Schnitzer Steel Industries, Inc.
  (Class A)...........................     2,528         89,693
Steel Dynamics, Inc. .................     5,289        347,699
Stillwater Mining Co. (a).............     4,948         62,741
Titanium Metals Corp. (a).............     7,971        274,043
Worthington Industries, Inc. .........     7,876        165,002
                                                   ------------
                                                      3,310,092
                                                   ------------
MULTI-UTILITIES -- 2.0%
Aquila, Inc. (a)......................    39,699        167,133
Avista Corp. .........................     5,146        117,483
CH Energy Group, Inc. ................     1,749         83,952
CMS Energy Corp. (a)..................    23,471        303,715
NorthWestern Corp. ...................     3,013        103,496
OGE Energy Corp. .....................     9,537        334,081
PNM Resources, Inc. ..................     6,653        166,059
Puget Energy, Inc. ...................    12,227        262,636
Vectren Corp. ........................     8,028        218,763
WPS Resources Corp. ..................     4,662        231,235
                                                   ------------
                                                      1,988,553
                                                   ------------
MULTILINE RETAIL -- 0.6%
Big Lots, Inc. (a)....................    12,145        207,437
Dillards, Inc. (Class A)..............     6,865        218,650
Saks, Inc. ...........................    12,752        206,200
                                                   ------------
                                                        632,287
                                                   ------------
OIL, GAS & CONSUMABLE FUELS -- 4.8%
Alliance Holdings GP LP (a)...........     1,290         27,967
Amerigas Partners LP..................     3,400        100,028
Boardwalk Pipeline Partners LP........     5,303        129,870
Buckeye Partners LP...................     3,903        164,277
Crosstex Energy LP....................     1,616         59,436
DCP Midstream Partners LP.............       868         24,478

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
Dorchester Minerals LP................     3,014   $     75,682
Double Hull Tankers, Inc. ............     1,848         24,893
Enbridge Energy Partners LP...........     5,300        230,815
Ferrellgas Partners LP................     4,000         89,040
Forest Oil Corp. (a)..................     5,726        189,874
General Maritime Corp. ...............     2,882        106,519
Giant Industries, Inc. (a)............     1,492         99,293
Harvest Natural Resources, Inc. (a)...     4,074         55,162
Holly Energy Partners LP..............       773         31,191
Hugoton Royalty Trust.................     4,395        130,531
Inergy Holdings LP....................     1,067         34,165
Inergy LP.............................     3,693         95,132
International Coal Group, Inc. (a)....    13,508         97,122
James River Coal Co. (a)..............     1,846         48,901
KFX, Inc. (a).........................     8,514        130,094
Magellan Midstream Partners LP........     7,199        244,622
Markwest Energy Partners LP...........       881         36,359
McMoRan Exploration Co. (a)...........     2,239         39,406
Meridian Resource Corp. (a)...........     9,718         34,013
Natural Resource Partners LP..........     1,651         89,484
Overseas Shipholding Group, Inc. .....     3,203        189,457
Pacific Energy Partners LP............     2,813         91,648
Penn Virginia Resource Partners LP....     2,851         76,635
Petrohawk Energy Corp. (a)............     8,258        104,051
Plains All American Pipeline LP.......     5,921        258,570
Ship Finance International, Ltd. .....     4,331         74,970
Stone Energy Corp. (a)................     2,819        131,224
Suburban Propane Partners LP..........     3,200        100,864
Sunoco Logistics Partners LP..........     1,741         71,120
Swift Energy Co. (a)..................     2,999        128,747
TC Pipelines LP.......................     1,848         60,984
Teekay LNG Partners LP................     1,200         36,480
Teekay Shipping Corp. ................     4,621        193,343
TEPPCO Partners LP....................     7,396        260,709
The Houston Exploration Co. (a).......     3,117        190,729
U.S. Shipping Partners LP.............       779         16,452
USEC, Inc. ...........................     9,460        112,101
Valero LP.............................     3,880        191,478
Whiting Petroleum Corp. (a)...........     3,883        162,581
                                                   ------------
                                                      4,840,497
                                                   ------------
PAPER & FOREST PRODUCTS -- 0.5%
Bowater, Inc. ........................     6,017        136,887
Buckeye Technologies, Inc. (a)........     4,176         31,904
Deltic Timber Corp. ..................     1,264         71,252
Glatfelter............................     4,276         67,860
Neenah Paper, Inc. ...................     1,653         50,334
Schweitzer-Mauduit International,
  Inc. ...............................     1,652         35,766
Wausau-Mosinee Paper Corp. ...........     5,489         68,338
                                                   ------------
                                                        462,341
                                                   ------------
PERSONAL PRODUCTS -- 0.2%
Nu Skin Enterprises, Inc. (Class A)...     5,925         87,986
Playtex Products, Inc. (a)............     6,289         65,594
                                                   ------------
                                                        153,580
                                                   ------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
PHARMACEUTICALS -- 0.3%
Alpharma, Inc. (Class A)..............     4,477   $    107,627
KV Pharmaceutical Co. (Class A) (a)...     4,664         87,030
Perrigo Co. ..........................     9,393        151,228
                                                   ------------
                                                        345,885
                                                   ------------
REAL ESTATE INVESTMENT TRUSTS -- 15.4%
Aames Investment Corp. ...............     5,344         26,667
Acadia Realty Trust...................     3,110         73,551
Alexandria Real Estate Equities,
  Inc. ...............................     2,781        246,619
American Financial Realty Trust.......    13,580        131,454
American Home Mortgage Investment
  Corp. ..............................     4,820        177,665
Annaly Mortgage Management, Inc. .....    17,123        219,346
Anthracite Capital, Inc. .............     6,221         75,647
Arbor Realty Trust, Inc. .............     1,844         46,192
Ashford Hospitality Trust, Inc. ......     5,809         73,310
BioMed Realty Trust, Inc. ............     5,856        175,329
Brandywine Realty Trust...............     9,591        308,542
BRE Properties, Inc. (Class A)........     5,616        308,880
Camden Property Trust.................     6,012        442,183
Capital Lease Funding, Inc. ..........     2,875         32,804
Capital Trust, Inc. (Class A).........     1,261         44,917
CarrAmerica Realty Corp. .............     6,190        275,764
CBL & Associates Properties, Inc. ....     6,704        260,987
CentraCore Properties Trust...........     1,266         31,333
Colonial Properties Trust.............     4,909        242,505
Corporate Office Properties Trust.....     4,368        183,805
Cousins Properties, Inc. .............     4,446        137,515
Crescent Real Estate Equities Co. ....    10,427        193,525
Deerfield Triarc Capital Corp. .......     4,367         56,684
DiamondRock Hospitality Co. ..........     6,915        102,411
Digital Realty Trust, Inc. ...........     3,789         93,550
EastGroup Properties, Inc. ...........     2,426        113,246
Education Realty Trust, Inc. .........     2,530         42,124
Entertainment Properties Trust........     2,816        121,229
Equity Inns, Inc. ....................     5,971         98,880
Equity Lifestyle Properties, Inc. ....     2,329        102,080
Equity One, Inc. .....................     4,075         85,167
Essex Property Trust, Inc. ...........     2,462        274,907
Extra Space Storage, Inc. ............     5,635         91,512
Federal Realty Investment Trust.......     5,726        400,820
FelCor Lodging Trust, Inc. ...........     6,446        140,136
Fieldstone Investment Corp. ..........     5,540         50,746
First Industrial Realty Trust,
  Inc. ...............................     4,854        184,161
Franklin Street Properties Corp. .....     5,818        114,498
Friedman, Billings, Ramsey Group,
  Inc. ...............................    15,820        173,545
Getty Realty Corp. ...................     2,135         60,719
Glenborough Realty Trust, Inc. .......     3,394         73,107
Glimcher Realty Trust.................     3,986         98,893
GMH Communities Trust.................     4,172         54,987
Health Care REIT, Inc. ...............     6,420        224,379
Healthcare Realty Trust, Inc. ........     5,229        166,544
Heritage Property Investment Trust....     2,914        101,757
Highland Hospitality Corp. ...........     6,100         85,888
Highwoods Properties, Inc. ...........     5,742        207,746
Home Properties, Inc. ................     3,542        196,616
HomeBanc Corp. .......................     5,054         40,129
HRPT Properties Trust.................    22,300        257,788

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
Impac Mortgage Holdings, Inc. ........     7,451   $     83,302
Inland Real Estate Corp. .............     6,805        101,258
Innkeepers USA Trust..................     4,763         82,305
Investors Real Estate Trust...........     5,054         45,638
JER Investors Trust, Inc. ............     2,719         42,280
Kilroy Realty Corp. ..................     3,411        246,445
KKR Financial Corp. ..................     8,535        177,613
LaSalle Hotel Properties..............     4,149        192,099
Lexington Corporate Properties
  Trust...............................     5,832        125,971
Longview Fibre Co. ...................     5,431        103,678
LTC Properties, Inc. .................     2,234         49,930
Luminent Mortgage Capital, Inc. ......     3,868         35,818
Maguire Properties, Inc. .............     3,790        133,294
Medical Properties Trust, Inc. .......     4,340         47,914
MFA Mortgage Investments, Inc. .......     9,233         63,523
Mid-America Apartment Communities,
  Inc. ...............................     2,540        141,605
Mills Corp. ..........................     6,106        163,335
National Health Investors, Inc. ......     2,626         70,613
National Retail Properties, Inc. .....     6,021        120,119
Nationwide Health Properties, Inc. ...     7,503        168,893
New Century Financial Corp. ..........     5,419        247,919
Newcastle Investment Corp. ...........     4,564        115,560
Newkirk Realty Trust, Inc. ...........     1,649         28,627
Novastar Financial, Inc. .............     3,330        105,261
Omega Healthcare Investors, Inc. .....     6,319         83,537
Pan Pacific Retail Properties,
  Inc. ...............................     4,269        296,141
Parkway Properties, Inc. .............     1,555         70,752
Pennsylvania Real Estate Investment
  Trust...............................     4,088        165,033
Post Properties, Inc. ................     4,493        203,713
Potlatch Corp. .......................     4,049        152,850
PS Business Parks, Inc. ..............     1,749        103,191
RAIT Investment Trust.................     3,109         90,783
Ramco-Gershenson Properties Trust.....     1,944         52,352
Rayonier, Inc. .......................     8,053        305,289
Realty Income Corp. ..................     9,277        203,166
Reckson Associates Realty Corp. ......     8,769        362,861
Redwood Trust, Inc. ..................     2,621        127,983
Saul Centers, Inc. ...................     1,161         47,346
Saxon Capital, Inc. ..................     5,626         64,361
Senior Housing Properties Trust.......     7,672        137,406
Shurgard Storage Centers, Inc. (Class
  A)..................................     4,964        310,250
SL Green Realty Corp. ................     4,650        509,035
Sovran Self Storage, Inc. ............     1,887         95,841
Spirit Finance Corp. .................    10,387        116,958
Strategic Hotels & Resorts, Inc. .....     8,014        166,210
Sun Communities, Inc. ................     1,939         63,076
Sunstone Hotel Investors, Inc. .......     6,282        182,555
Tanger Factory Outlet Centers,
  Inc. ...............................     3,399        110,026
Taubman Centers, Inc. ................     5,532        226,259
Trizec Properties, Inc. ..............    10,197        292,042
Trustreet Properties, Inc. ...........     6,998         92,304
U-Store-It Trust......................     5,054         95,318
Universal Health Realty Income
  Trust...............................     1,266         39,689
Urstadt Biddle Properties (Class A)...     2,141         34,877
Ventas, Inc. .........................    11,086        375,594
Washington Real Estate Investment
  Trust...............................     4,669        171,352
                                                   ------------
                                                     15,563,939
                                                   ------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.2%
Affordable Residential Communities
  (a).................................     3,303   $     35,507
Tejon Ranch Co. (a)...................     1,183         48,692
Trammell Crow Co. (a).................     3,986        140,188
                                                   ------------
                                                        224,387
                                                   ------------
ROAD & RAIL -- 1.6%
Amerco, Inc. (a)......................       973         97,942
Arkansas Best Corp. ..................     2,532        127,132
Con-way, Inc. ........................     5,528        320,237
Dollar Thrifty Automotive Group (a)...     2,425        109,295
Kansas City Southern (a)..............     7,996        221,489
Laidlaw International, Inc. ..........    10,372        261,375
Ryder Systems, Inc. ..................     6,445        376,581
Werner Enterprises, Inc. .............     6,190        125,471
                                                   ------------
                                                      1,639,522
                                                   ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.4%
Actel Corp. (a).......................     2,849         40,883
Advanced Energy Industries, Inc.
  (a).................................     3,596         47,611
Axcelis Technologies, Inc. (a)........    11,308         66,717
Cohu, Inc. ...........................     2,243         39,365
Credence Systems Corp. (a)............     9,112         31,892
Cypress Semiconductor Corp. (a).......    14,715        213,956
Entegris, Inc. (a)....................    13,404        127,740
Exar Corp. (a)........................     3,928         52,125
Integrated Device Technology, Inc.
  (a).................................    21,287        301,850
Kulicke & Soffa Industries, Inc.
  (a).................................     5,802         42,993
Lattice Semiconductor Corp. (a).......    12,013         74,240
MKS Instruments, Inc. (a).............     3,985         80,178
Photronics, Inc. (a)..................     4,222         62,486
Standard Microsystems Corp. (a).......     2,331         50,886
TriQuint Semiconductor, Inc. (a)......    15,518         69,210
Veeco Instruments, Inc. (a)...........     2,936         69,994
                                                   ------------
                                                      1,372,126
                                                   ------------
SOFTWARE -- 0.8%
Advent Software, Inc. (a).............     2,227         80,328
Borland Software Corp. (a)............     7,961         42,034
Compuware Corp. (a)...................    37,573        251,739
Midway Games, Inc. (a)................     1,064          8,608
RSA Security, Inc. (a)................     7,713        209,716
The Reynolds & Reynolds Co. ..........     6,764        207,452
                                                   ------------
                                                        799,877
                                                   ------------
SPECIALTY RETAIL -- 1.7%
Asbury Automotive Group, Inc. (a).....     1,751         36,666
Blockbuster, Inc. (Class A) (a).......    19,553         97,374
Borders Group, Inc. ..................     6,866        126,746
Buckle, Inc. .........................       974         40,782
CSK Auto Corp. (a)....................     4,458         53,362
DEB Shops, Inc. ......................       584         14,080
Group 1 Automotive, Inc. .............     2,330        131,272
Jo-Ann Stores, Inc. (a)...............     2,428         35,570
Lithia Motors, Inc. (Class A).........     1,649         49,998
OfficeMax, Inc. ......................     7,487        305,095
Payless ShoeSource, Inc. (a)..........     7,078        192,309
Pier 1 Imports, Inc. .................     8,958         62,527
Sonic Automotive, Inc. (Class A)......     3,316         73,549
Stage Stores, Inc. ...................     2,812         92,796

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
The Cato Corp. (Class A)..............     3,519   $     90,966
The Pep Boys -- Manny, Moe & Jack.....     5,767         67,647
United Auto Group, Inc. ..............     4,374         93,385
Zale Corp. (a)........................     5,055        121,775
                                                   ------------
                                                      1,685,899
                                                   ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.9%
Brown Shoe Co., Inc. .................     2,917         99,411
Kellwood Co. .........................     2,579         75,487
Kenneth Cole Productions, Inc. (Class
  A)..................................     1,271         28,382
Movado Group, Inc. ...................     2,043         46,887
Oxford Industries, Inc. ..............     1,551         61,125
Phillips-Van Heusen Corp. ............     5,882        224,457
Russell Corp. ........................     3,239         58,820
Skechers USA, Inc. (a)................     2,527         60,926
Stride Rite Corp. ....................     4,089         53,934
UniFirst Corp. .......................       970         33,465
Wolverine World Wide, Inc. ...........     5,986        139,653
Xerium Technologies, Inc. ............     1,556         14,658
                                                   ------------
                                                        897,205
                                                   ------------
THRIFTS & MORTGAGE FINANCE -- 3.3%
Anchor Bancorp Wisconsin, Inc. .......     2,088         62,995
Bank Mutual Corp. ....................     6,493         79,344
BankAtlantic Bancorp, Inc. (Class
  A)..................................     5,247         77,866
BankUnited Financial Corp. ...........     4,030        122,996
Brookline Bancorp, Inc. ..............     6,898         94,985
Capitol Federal Financial.............     2,233         76,570
Charter Financial Corp. ..............       486         19,178
CharterMac............................     5,730        107,208
City Bank.............................       967         45,120
Clayton Holdings, Inc. (a)............       825         10,766
Clifton Savings Bancorp, Inc. ........     1,556         16,851
Corus Bankshares, Inc. ...............     3,295         86,263
Dime Community Bancshares.............     3,770         51,159
Downey Financial Corp. ...............     2,254        152,934
Fidelity Bankshares, Inc. ............     2,524         80,314
First Busey Corp. ....................     1,747         35,761
First Financial Holdings, Inc. .......     1,361         43,552
First Niagara Financial Group,
  Inc. ...............................    11,796        165,380
First Place Financial Corp. ..........     1,652         38,013
FirstFed Financial Corp. (a)..........     1,849        106,632
Flagstar Bancorp, Inc. ...............     4,186         66,809
Flushing Financial Corp. .............     1,943         34,896
Fremont General Corp. ................     7,382        137,010
Harbor Florida Bancshares, Inc. ......     2,431         90,287
IndyMac Bancorp, Inc. ................     6,893        316,044
Kearny Financial Corp. ...............     2,431         35,979
MAF Bancorp, Inc. ....................     3,593        153,924
NewAlliance Bancshares, Inc. .........    10,926        156,351
Northwest Bancorp, Inc. ..............     2,332         61,798
OceanFirst Financial Corp. ...........     1,079         23,975
Ocwen Financial Corp. (a).............     4,178         53,102
Partners Trust Financial Group,
  Inc. ...............................     4,562         52,052
PFF Bancorp, Inc. ....................     2,324         77,064

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
Provident Financial Services, Inc. ...     6,878   $    123,460
Provident New York Bancorp............     4,609         60,931
Triad Guaranty, Inc. (a)..............     1,267         61,931
TrustCo Bank Corp. NY.................     8,378         92,326
United Community Financial Corp. .....     3,111         37,332
Washington Federal, Inc. .............     9,400        217,986
Wauwatosa Holdings, Inc. (a)..........     1,169         19,943
WSFS Financial Corp. .................       677         41,602
                                                   ------------
                                                      3,388,689
                                                   ------------
TOBACCO -- 0.7%
Loews Corp. (Carolina Group)..........     9,859        506,457
Universal Corp. ......................     2,818        104,886
Vector Group, Ltd. ...................     2,820         45,825
                                                   ------------
                                                        657,168
                                                   ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.8%
Applied Industrial Technologies,
  Inc. ...............................     4,520        109,869
BlueLinx Holdings, Inc. ..............     1,362         17,747
GATX Corp. ...........................     4,824        205,020
H&E Equipment Services, Inc. (a)......     1,379         40,611
Kaman Corp. (Class A).................     2,482         45,172
Lawson Products, Inc. ................       588         23,179
UAP Holding Corp. ....................     3,790         82,660
United Rentals, Inc. (a)..............     7,269        232,463
Williams Scotsman International, Inc.
  (a).................................     2,588         56,522
                                                   ------------
                                                        813,243
                                                   ------------
TRANSPORTATION INFRASTRUCTURE -- 0.1%
Interpool, Inc. ......................     1,272         28,264
Macquarie Infrastructure Co. Trust....     2,721         75,072
                                                   ------------
                                                        103,336
                                                   ------------
WATER UTILITIES -- 0.5%
American States Water Co. ............     1,848         65,881
Aqua America, Inc. ...................    13,645        310,970
California Water Service Group........     1,943         69,443
SJW Corp. ............................     1,454         37,004
                                                   ------------
                                                        483,298
                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.0% (B)
USA Mobility, Inc. ...................     2,821         46,829
                                                   ------------
TOTAL COMMON STOCKS  -- (Cost
  $91,316,138)........................              101,059,266
                                                   ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $72,841).................    72,841         72,841
                                                   ------------
TOTAL INVESTMENTS -- 99.8% (Cost
  $91,388,979)........................              101,132,107
OTHER ASSETS AND
  LIABILITIES -- 0.2%.................                  211,701
                                                   ------------
NET ASSETS -- 100.0%..................             $101,343,808
                                                   ============

(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

STREETTRACKS DJ GLOBAL TITANS ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 99.6%
FINLAND -- 1.3%
Nokia Oyj ADR.........................     47,987   $   972,217
                                                    -----------
FRANCE -- 2.3%
Total SA ADR..........................     27,396     1,794,986
                                                    -----------
GERMANY -- 1.1%
Siemens AG ADR........................      9,859       855,958
                                                    -----------
ITALY -- 1.1%
Eni SpA ADR...........................     14,579       856,516
                                                    -----------
JAPAN -- 2.5%
Toyota Motor Corp. ADR................     17,993     1,881,888
                                                    -----------
NETHERLANDS -- 1.2%
ING Groep N.V. ADR....................     22,722       893,429
                                                    -----------
SOUTH KOREA -- 1.3%
Samsung Electronics Co., Ltd. GDR*....      3,183     1,000,258
                                                    -----------
SPAIN -- 1.1%
Telefonica SA ADR.....................     17,164       853,737
                                                    -----------
SWITZERLAND -- 7.2%
Nestle SA.............................      4,695     1,471,739
Novartis AG ADR.......................     27,364     1,475,467
Roche Holding AG......................      8,196     1,352,173
UBS AG................................     11,559     1,268,022
                                                    -----------
                                                      5,567,401
                                                    -----------
UNITED KINGDOM -- 18.2%
AstraZeneca PLC ADR...................     18,352     1,097,817
Barclays PLC ADR......................     19,000       869,820
BP PLC ADR............................     39,169     2,726,554
GlaxoSmithKline PLC ADR...............     35,063     1,956,515
HBOS PLC..............................     44,519       773,997
HSBC Holdings PLC ADR.................     26,877     2,374,583
Royal Bank of Scotland Group PLC......     37,445     1,231,379
Royal Dutch Shell PLC ADR.............     22,458     1,504,237
Vodafone Group PLC ADR................     70,573     1,503,205
                                                    -----------
                                                     14,038,107
                                                    -----------
UNITED STATES -- 62.3%
Abbott Laboratories...................     18,068       787,945
Altria Group, Inc. ...................     24,297     1,784,129
American International Group, Inc. ...     26,710     1,577,226

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
AT&T, Inc. ...........................     46,046   $ 1,284,223
Bank of America Corp. ................     53,489     2,572,821
Chevron Corp. ........................     26,421     1,639,687
Cisco Systems, Inc. (a)...............     72,081     1,407,742
Citigroup, Inc. ......................     58,342     2,814,418
ConocoPhillips........................     18,091     1,185,503
Dell, Inc. (a)........................     23,498       573,586
Exxon Mobil Corp. ....................     71,642     4,395,237
General Electric Co. .................    121,896     4,017,692
Hewlett-Packard Co. ..................     32,700     1,035,936
Intel Corp. ..........................     68,233     1,293,015
International Business Machines
  Corp. ..............................     18,202     1,398,278
Johnson & Johnson.....................     34,884     2,090,249
JPMorgan Chase & Co. .................     40,709     1,709,778
Merck & Co., Inc. ....................     25,816       940,477
Microsoft Corp. ......................    106,420     2,479,586
Mitsubishi UFJ Financial Group, Inc.
  ADR.................................    122,900     1,714,455
Morgan Stanley........................     11,501       726,978
PepsiCo, Inc. ........................     19,479     1,169,519
Pfizer, Inc. .........................     85,928     2,016,730
Procter & Gamble Co. .................     38,582     2,145,159
The Coca-Cola Co. ....................     25,680     1,104,754
Time Warner, Inc. ....................     49,173       850,693
Verizon Communications, Inc. .........     34,345     1,150,214
Wal-Mart Stores, Inc. ................     30,323     1,460,659
Wyeth.................................     15,624       693,862
                                                    -----------
                                                     48,020,551
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $73,292,503)..................               76,735,048
                                                    -----------
SHORT TERM INVESTMENTS -- 0.0% (B)
MONEY MARKET FUND -- 0.0% (B)
AIM Short Term Investment Class Prime
  Fund (Cost $100)....................        100           100
                                                    -----------
TOTAL INVESTMENTS -- 99.6%
  (Cost $73,292,603)..................               76,735,148
OTHER ASSETS AND
  LIABILITIES -- 0.4%.................                  308,830
                                                    -----------
NET ASSETS -- 100.0%..................              $77,043,978
                                                    ===========

(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
* Security purchased pursuant to Rule 144A of the Securities Act of 1993. This security, which represents 1.3% of net assets as of June 30, 2006, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE REIT ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                   ------         -----
COMMON STOCKS -- 99.6%
DIVERSIFIED REIT'S -- 8.4%
Colonial Properties Trust.........      169,967   $    8,396,370
Crescent Real Estate Equities
  Co. ............................      360,351        6,688,114
Liberty Property Trust............      331,504       14,652,477
PS Business Parks, Inc. ..........       60,574        3,573,866
Vornado Realty Trust..............      493,900       48,179,945
Washington Real Estate Investment
  Trust...........................      168,461        6,182,519
                                                  --------------
                                                      87,673,291
                                                  --------------
INDUSTRIAL REIT'S -- 7.3%
AMB Property Corp. ...............      329,121       16,637,067
EastGroup Properties, Inc. .......       83,326        3,889,658
First Industrial Realty Trust,
  Inc. ...........................      167,024        6,336,891
First Potomac Realty Trust........       77,051        2,295,349
ProLogis..........................      910,904       47,476,316
                                                  --------------
                                                      76,635,281
                                                  --------------
OFFICE REIT'S -- 23.1%
Alexandria Real Estate Equities,
  Inc. ...........................       96,853        8,588,924
BioMed Realty Trust, Inc. ........      209,854        6,283,029
Boston Properties, Inc. ..........      422,701       38,212,170
Brandywine Realty Trust...........      339,903       10,934,679
CarrAmerica Realty Corp. .........      217,627        9,695,283
Corporate Office Properties
  Trust...........................      158,788        6,681,799
Cousins Properties, Inc. .........      151,732        4,693,071
Digital Realty Trust, Inc. .......      135,587        3,347,643
Duke Realty Corp. ................      506,457       17,801,964
Equity Office Properties Trust....    1,379,033       50,348,495
Glenborough Realty Trust, Inc. ...      121,644        2,620,212
Highwoods Properties, Inc. .......      201,434        7,287,882
HRPT Properties Trust.............      788,202        9,111,615
Kilroy Realty Corp. ..............      119,419        8,628,023
Mack-Cali Realty Corp. ...........      234,056       10,747,851
Maguire Properties, Inc. .........      134,072        4,715,312
Parkway Properties, Inc. .........       52,864        2,405,312
Reckson Associates Realty
  Corp. ..........................      310,142       12,833,676
SL Green Realty Corp. ............      162,316       17,768,732
Trizec Properties, Inc. ..........      354,090       10,141,138
                                                  --------------
                                                     242,846,810
                                                  --------------
RESIDENTIAL REIT'S -- 20.7%
American Campus Communities,
  Inc. ...........................       64,605        1,605,434
Apartment Investment & Management
  Co. (Class A)...................      364,819       15,851,385
Archstone-Smith Trust.............      796,354       40,510,528
Associated Estates Realty
  Corp. ..........................       56,047          694,983
Avalonbay Communities, Inc. ......      279,164       30,881,122
BRE Properties, Inc. (Class A)....      194,302       10,686,610
Camden Property Trust.............      211,693       15,570,020
Education Realty Trust, Inc. .....       99,189        1,651,497
Equity Lifestyle Properties,
  Inc. ...........................       81,579        3,575,608
Equity Residential................    1,094,131       48,940,480
Essex Property Trust, Inc. .......       86,158        9,620,402
GMH Communities Trust.............      149,042        1,964,374
Home Properties, Inc. ............      129,642        7,196,427
Mid-America Apartment Communities,
  Inc. ...........................       88,739        4,947,199
Post Properties, Inc. ............      160,479        7,276,118
Sun Communities, Inc. ............       63,130        2,053,619
United Dominion Realty Trust,
  Inc. ...........................      504,466       14,130,093
                                                  --------------
                                                     217,155,899
                                                  --------------

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                   ------         -----
RETAIL REIT'S -- 27.6%
Acadia Realty Trust...............      105,456   $    2,494,034
CBL & Associates Properties,
  Inc. ...........................      240,880        9,377,458
Cedar Shopping Centers, Inc. .....      114,497        1,685,396
Developers Diversified Realty
  Corp. ..........................      411,865       21,491,116
Equity One, Inc. .................      145,796        3,047,136
Federal Realty Investment Trust...      199,239       13,946,730
General Growth Properties,
  Inc. ...........................      851,208       38,355,433
Glimcher Realty Trust.............      137,612        3,414,154
Heritage Property Investment
  Trust...........................      102,153        3,567,183
Kimco Realty Corp. ...............      778,415       28,404,363
Kite Realty Group Trust...........      107,359        1,673,727
Macerich Co. .....................      268,416       18,842,803
Mills Corp. ......................      212,616        5,687,478
New Plan Excel Realty Trust.......      391,516        9,666,530
Pan Pacific Retail Properties,
  Inc. ...........................      152,629       10,587,874
Pennsylvania Real Estate
  Investment Trust................      139,908        5,648,086
Ramco-Gershenson Properties
  Trust...........................       63,233        1,702,865
Regency Centers Corp. ............      254,958       15,845,640
Saul Centers, Inc. ...............       41,382        1,687,558
Simon Property Group, Inc. .......      829,532       68,801,384
Tanger Factory Outlet Centers,
  Inc. ...........................      115,393        3,735,271
Taubman Centers, Inc. ............      198,257        8,108,711
Weingarten Realty Investors.......      311,373       11,919,358
                                                  --------------
                                                     289,690,288
                                                  --------------
SPECIALIZED REIT'S -- 12.5%
Ashford Hospitality Trust,
  Inc. ...........................      212,893        2,686,710
Boykin Lodging Co. (a)............       65,281          710,910
Equity Inns, Inc. ................      204,500        3,386,520
FelCor Lodging Trust, Inc. .......      228,803        4,974,177
Hospitality Properties Trust......      250,291       10,992,781
Host Hotels & Resorts, Inc. ......    1,956,695       42,792,920
Innkeepers USA Trust..............      161,602        2,792,482
LaSalle Hotel Properties..........      148,067        6,855,502
Public Storage, Inc. .............      332,287       25,220,583
Shurgard Storage Centers, Inc.
  (Class A).......................      176,238       11,014,875
Sovran Self Storage, Inc. ........       66,397        3,372,304
Strategic Hotels & Resorts,
  Inc. ...........................      272,735        5,656,524
Sunstone Hotel Investors, Inc. ...      216,695        6,297,157
U-Store-It Trust..................      177,135        3,340,766
Winston Hotels, Inc. .............       98,862        1,211,059
                                                  --------------
                                                     131,305,270
                                                  --------------
TOTAL COMMON STOCKS  --
  (Cost $895,032,640).............                 1,045,306,839
                                                  --------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class
  Prime Fund (Cost $764,505)......      764,505          764,505
                                                  --------------
TOTAL INVESTMENTS -- 99.7%
  (Cost $895,797,145).............                 1,046,071,344
OTHER ASSETS AND
  LIABILITIES -- 0.3%.............                     3,140,457
                                                  --------------
NET ASSETS -- 100.0%..............                $1,049,211,801
                                                  ==============

(a) Non-income producing security

STREETTRACKS KBW BANK ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
COMMON STOCKS -- 99.8%
ASSET MANAGEMENT & CUSTODY BANKS -- 14.3%
Mellon Financial Corp. ..............    140,662   $  4,842,993
Northern Trust Corp. ................     86,801      4,800,095
State Street Corp. (a)...............     97,857      5,684,513
The Bank of New York Co., Inc. ......    182,350      5,871,670
                                                   ------------
                                                     21,199,271
                                                   ------------
CONSUMER FINANCE -- 3.7%
Capital One Financial Corp. .........     64,731      5,531,264
                                                   ------------
DIVERSIFIED BANKS -- 19.2%
Comerica, Inc. ......................     65,668      3,414,079
U.S. Bancorp.........................    209,802      6,478,686
Wachovia Corp. ......................    124,179      6,715,600
Wells Fargo & Co. ...................    174,685     11,717,870
                                                   ------------
                                                     28,326,235
                                                   ------------
OTHER DIVERSIFIED FINANCIAL
  SERVICES -- 24.3%
Bank of America Corp. ...............    248,867     11,970,503
Citigroup, Inc. .....................    242,981     11,721,403
JPMorgan Chase & Co. ................    288,996     12,137,832
                                                   ------------
                                                     35,829,738
                                                   ------------
REGIONAL BANKS -- 33.7%
BB&T Corp. ..........................    133,099      5,535,587
Commerce Bancorp, Inc. ..............     44,196      1,576,471

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
Fifth Third Bancorp..................    135,004   $  4,988,398
Keycorp..............................    128,833      4,596,762
M&T Bank Corp. ......................     39,458      4,652,887
Marshall & Ilsley Corp. .............     53,118      2,429,617
National City Corp. .................    153,287      5,547,457
PNC Financial Services Group.........     81,179      5,696,330
Regions Financial Corp. .............    134,837      4,465,802
SunTrust Banks, Inc. ................     82,230      6,270,860
Zions Bancorp........................     51,025      3,976,889
                                                   ------------
                                                     49,737,060
                                                   ------------
THRIFTS & MORTGAGE FINANCE -- 4.6%
Washington Mutual, Inc. .............    149,263      6,803,408
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $147,389,265)................               147,426,976
                                                   ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $184,014)...............    184,014        184,014
                                                   ------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $147,573,279)................               147,610,990
OTHER ASSETS AND
  LIABILITIES -- 0.1%................                   145,029
                                                   ------------
NET ASSETS -- 100.0%.................              $147,756,019
                                                   ============

(a) Affiliated Issuer. (Note 3)

STREETTRACKS KBW CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 99.9%
ASSET MANAGEMENT & CUSTODY BANKS -- 39.7%
AllianceBernstein Holding LP..........     24,291   $ 1,485,152
Franklin Resources, Inc. .............     24,592     2,134,831
Investors Financial Services Corp. ...     24,168     1,085,143
Janus Capital Group, Inc. ............     67,269     1,204,115
Legg Mason, Inc. .....................     16,886     1,680,495
Mellon Financial Corp. ...............     63,907     2,200,318
Northern Trust Corp. .................     37,192     2,056,718
SEI Investments Co. ..................     27,614     1,349,772
State Street Corp. (a)................     36,620     2,127,256
T. Rowe Price Group, Inc. ............     48,906     1,849,136
The Bank of New York Co., Inc. .......     89,803     2,891,656
                                                    -----------
                                                     20,064,592
                                                    -----------
INVESTMENT BANKING & BROKERAGE -- 50.2%
A.G. Edwards, Inc. ...................     24,692     1,365,961
E*TRADE Financial Corp. (b)...........     81,014     1,848,739
Goldman Sachs Group, Inc. ............     26,862     4,040,851
Lehman Brothers Holdings, Inc. .......     35,467     2,310,675
Merrill Lynch & Co., Inc. ............     57,035     3,967,355
Morgan Stanley........................     67,807     4,286,080
Raymond James Financial, Inc. ........     43,818     1,326,371
TD Ameritrade Holding Corp. ..........     94,295     1,396,509

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
The Bear Stearns Cos., Inc. ..........     17,120   $ 2,398,170
The Charles Schwab Corp. .............    151,641     2,423,223
                                                    -----------
                                                     25,363,934
                                                    -----------
SPECIALIZED FINANCE -- 10.0%
Chicago Mercantile Exchange Holdings,
  Inc. ...............................      6,223     3,056,426
International Securities Exchange,
  Inc. ...............................     25,195       959,174
Nasdaq Stock Market, Inc. (b).........     35,484     1,060,972
                                                    -----------
                                                      5,076,572
                                                    -----------
TOTAL COMMON STOCKS  --
  (Cost $54,541,792)..................               50,505,098
                                                    -----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $32,580).................     32,580        32,580
                                                    -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $54,574,372)..................               50,537,678
OTHER ASSETS AND LIABILITIES -- 0.0%
  (C).................................                   21,286
                                                    -----------
NET ASSETS -- 100.0%..................              $50,558,964
                                                    ===========

(a) Affiliated Issuer. (Note 3)
(b) Non-Income producing security
(c) Amount shown represents less than 0.05% of net assets.

STREETTRACKS KBW INSURANCE ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 99.9%
INSURANCE BROKERS -- 8.2%
Aon Corp. ............................     43,620   $ 1,518,848
Marsh & McLennan Cos., Inc. ..........     52,745     1,418,313
                                                    -----------
                                                      2,937,161
                                                    -----------
LIFE & HEALTH INSURANCE -- 29.7%
AFLAC, Inc. ..........................     33,704     1,562,180
Lincoln National Corp. ...............     22,247     1,255,621
MetLife, Inc. ........................     48,568     2,487,167
Principal Financial Group, Inc. ......     30,215     1,681,465
Prudential Financial, Inc. ...........     33,220     2,581,194
UnumProvident Corp. ..................     59,853     1,085,135
                                                    -----------
                                                     10,652,762
                                                    -----------
MULTI-LINE INSURANCE -- 16.7%
American International Group, Inc. ...     47,449     2,801,863
Genworth Financial, Inc. (Class A)....     34,196     1,191,389
The Hartford Financial Services Group,
  Inc. ...............................     23,426     1,981,840
                                                    -----------
                                                      5,975,092
                                                    -----------
PROPERTY & CASUALTY INSURANCE -- 40.7%
ACE, Ltd. ............................     30,974     1,566,975
Axis Capital Holdings, Ltd. ..........     16,551       473,524
Chubb Corp. ..........................     32,516     1,622,548
Cincinnati Financial Corp. ...........     23,268     1,093,829

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Fidelity National Financial, Inc. ....     25,085   $   977,061
MBIA, Inc. ...........................     19,346     1,132,708
SAFECO Corp. .........................     18,406     1,037,178
The Allstate Corp. ...................     45,711     2,501,763
The Progressive Corp. ................     59,726     1,535,555
The St. Paul Travelers Cos., Inc. ....     37,281     1,661,987
XL Capital, Ltd. (Class A)............     16,114       987,788
                                                    -----------
                                                     14,590,916
                                                    -----------
REINSURANCE -- 2.0%
Everest Re Group, Ltd. ...............      8,224       711,952
                                                    -----------
THRIFTS & MORTGAGE FINANCE -- 2.6%
MGIC Investment Corp. ................     14,494       942,110
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $36,520,679)..................               35,809,993
                                                    -----------
SHORT TERM INVESTMENTS -- 0.0% (A)
MONEY MARKET FUND -- 0.0% (A)
AIM Short Term Investment Class Prime
  Fund (Cost $15,054).................     15,054        15,054
                                                    -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $36,535,733)..................               35,825,047
OTHER ASSETS AND
  LIABILITIES -- 0.1%.................                   30,152
                                                    -----------
NET ASSETS -- 100.0%..................              $35,855,199
                                                    ===========

(a) Amount shown represents less than 0.05% of net assets.

STREETTRACKS MORGAN STANLEY TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 99.9%
COMMUNICATIONS EQUIPMENT -- 20.1%
Avaya, Inc. (a)....................      422,047   $  4,819,777
Cisco Systems, Inc. (a)............      255,231      4,984,661
Juniper Networks, Inc. (a).........      204,948      3,277,119
Motorola, Inc. ....................      199,664      4,023,230
Nokia Oyj ADR......................      241,378      4,890,318
Nortel Networks Corp. (a)..........    1,380,795      3,092,981
QUALCOMM, Inc. ....................       99,589      3,990,531
                                                   ------------
                                                     29,078,617
                                                   ------------
COMPUTERS & PERIPHERALS -- 17.1%
Apple Computer, Inc. (a)...........       62,684      3,580,510
Dell, Inc. (a).....................      137,388      3,353,641
EMC Corp. (a)......................      326,620      3,583,022
Hewlett-Packard Co. ...............      154,701      4,900,928
International Business Machines
  Corp. ...........................       53,665      4,122,545
Network Appliance, Inc. (a)........      149,794      5,287,728
                                                   ------------
                                                     24,828,374
                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.3%
Jabil Circuit, Inc. ...............      127,469      3,263,206
                                                   ------------
INTERNET & CATALOG RETAIL -- 2.4%
Amazon.com, Inc. (a)...............       90,990      3,519,493
                                                   ------------
INTERNET SOFTWARE & SERVICES -- 10.5%
eBay, Inc. (a).....................       97,386      2,852,436
Google, Inc. (a)...................       10,411      4,365,645
VeriSign, Inc. (a).................      195,674      4,533,766
Yahoo!, Inc. (a)...................      105,812      3,491,796
                                                   ------------
                                                     15,243,643
                                                   ------------
IT SERVICES -- 12.2%
Accenture, Ltd. (Class A)..........      156,639      4,436,017
Automatic Data Processing, Inc. ...       96,047      4,355,731
First Data Corp. ..................      102,056      4,596,602
Infosys Technologies, Ltd. ........       56,026      4,280,947
                                                   ------------
                                                     17,669,297
                                                   ------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 16.8%
Applied Materials, Inc. ...........      236,594   $  3,851,750
Broadcom Corp. (Class A) (a).......      137,023      4,117,541
Intel Corp. .......................      169,660      3,215,057
Maxim Integrated Products, Inc. ...      118,852      3,816,338
NVIDIA Corp. (a)...................      243,029      5,174,087
Texas Instruments, Inc. ...........      135,416      4,101,751
                                                   ------------
                                                     24,276,524
                                                   ------------
SOFTWARE -- 18.5%
Electronic Arts, Inc. (a)..........       83,839      3,608,430
Intuit, Inc. (a)...................       84,189      5,084,174
Microsoft Corp. ...................      166,432      3,877,866
Oracle Corp. (a)...................      352,884      5,113,289
SAP AG ADR.........................       96,632      5,075,113
Symantec Corp. (a).................      261,858      4,069,273
                                                   ------------
                                                     26,828,145
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $167,293,863)..............                 144,707,299
                                                   ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class
  Prime Fund (Cost $172,638).......      172,638        172,638
                                                   ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $167,466,501)..............                 144,879,937
OTHER ASSETS AND
  LIABILITIES -- 0.0% (B)..........                     (6,905)
                                                   ------------
NET ASSETS -- 100.0%...............                $144,873,032
                                                   ============

(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.
ADR = American Depositary Receipt

See accompanying notes to financial statements.

SPDR DIVIDEND ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
COMMON STOCKS -- 99.6%
BEVERAGES -- 3.1%
Anheuser-Busch Cos., Inc. ...........     31,440   $  1,433,349
The Coca-Cola Co. ...................     39,588      1,703,076
                                                   ------------
                                                      3,136,425
                                                   ------------
CHEMICALS -- 5.6%
PPG Industries, Inc. ................     27,921      1,842,786
Rohm & Haas Co. .....................     33,551      1,681,576
RPM International, Inc. .............    114,068      2,053,224
                                                   ------------
                                                      5,577,586
                                                   ------------
COMMERCIAL BANKS -- 23.0%
AmSouth Bancorp......................     86,154      2,278,773
Associated Bancorp...................     64,777      2,042,419
BB&T Corp. ..........................     52,104      2,167,005
Comerica, Inc. ......................     47,508      2,469,941
Fifth Third Bancorp..................     63,972      2,363,766
First Horizon National Corp. ........     69,396      2,789,719
Keycorp..............................     64,580      2,304,214
Mercantile Bankshares Corp. .........     47,054      1,678,416
Regions Financial Corp. .............     74,059      2,452,834
U.S. Bancorp.........................     81,796      2,525,861
                                                   ------------
                                                     23,072,948
                                                   ------------
COMMERCIAL SERVICES & SUPPLIES -- 3.1%
ABM Industries, Inc. ................     85,713      1,465,692
Avery Dennison Corp. ................     28,272      1,641,473
                                                   ------------
                                                      3,107,165
                                                   ------------
COMPUTERS & PERIPHERALS -- 1.2%
Diebold, Inc. .......................     29,540      1,199,915
                                                   ------------
DIVERSIFIED FINANCIAL SERVICES -- 2.5%
Bank of America Corp. ...............     51,577      2,480,854
                                                   ------------
ELECTRICAL EQUIPMENT -- 1.4%
Emerson Electric Co. ................     16,221      1,359,482
                                                   ------------
FOOD & STAPLES RETAILING -- 1.4%
SUPERVALU, Inc. .....................     46,070      1,414,349
                                                   ------------
FOOD PRODUCTS -- 3.5%
ConAgra Foods, Inc. .................     85,303      1,886,049
Lancaster Colony Corp. ..............     41,625      1,642,939
                                                   ------------
                                                      3,528,988
                                                   ------------
GAS UTILITIES -- 9.7%
National Fuel Gas Co. ...............     56,230      1,975,922
Northwest Natural Gas Co. ...........     68,639      2,541,702
Piedmont Natural Gas Co., Inc. ......     96,202      2,337,709
WGL Holdings, Inc. ..................     99,093      2,868,742
                                                   ------------
                                                      9,724,075
                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.3%
Hillenbrand Industries, Inc. ........     27,128      1,315,708
                                                   ------------
HOTELS, RESTAURANTS & LEISURE -- 1.2%
McDonald's Corp. ....................     37,002      1,243,267
                                                   ------------
HOUSEHOLD DURABLES -- 5.3%
La-Z-Boy, Inc. ......................    160,401      2,245,614
Leggett & Platt, Inc. ...............     65,094      1,626,048
The Stanley Works....................     30,734      1,451,260
                                                   ------------
                                                      5,322,922
                                                   ------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
HOUSEHOLD PRODUCTS -- 4.5%
Kimberly-Clark Corp. ................     33,098   $  2,042,147
Procter & Gamble Co. ................     25,394      1,411,906
The Clorox Co. ......................     18,032      1,099,411
                                                   ------------
                                                      4,553,464
                                                   ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 2.4%
Black Hills Corp. ...................     69,702      2,392,870
                                                   ------------
INDUSTRIAL CONGLOMERATES -- 3.0%
3M Co. ..............................     16,152      1,304,597
General Electric Co. ................     51,787      1,706,899
                                                   ------------
                                                      3,011,496
                                                   ------------
MULTI-UTILITIES -- 8.9%
Consolidated Edison, Inc. ...........     72,699      3,230,744
Vectren Corp. .......................    103,942      2,832,419
WPS Resources Corp. .................     57,033      2,828,837
                                                   ------------
                                                      8,892,000
                                                   ------------
PHARMACEUTICALS -- 10.5%
Abbott Laboratories..................     38,853      1,694,379
Eli Lilly & Co. .....................     35,674      1,971,702
Johnson & Johnson....................     24,213      1,450,843
Merck & Co., Inc. ...................     81,459      2,967,551
Pfizer, Inc. ........................    102,795      2,412,599
                                                   ------------
                                                     10,497,074
                                                   ------------
TEXTILES, APPAREL & LUXURY GOODS -- 2.2%
V. F. Corp. .........................     32,519      2,208,690
                                                   ------------
TOBACCO -- 2.8%
Altria Group, Inc. ..................     38,056      2,794,452
                                                   ------------
WATER UTILITIES -- 1.5%
American States Water Co. ...........     40,944      1,459,654
                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.5%
ALLTEL Corp. ........................     24,124      1,539,835
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $98,251,524).................                99,833,219
                                                   ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $161,113)...............    161,113        161,113
                                                   ------------
TOTAL INVESTMENTS -- 99.7%
  (Cost $98,412,637).................                99,994,332
OTHER ASSETS AND
  LIABILITIES -- 0.3%................                   268,282
                                                   ------------
NET ASSETS -- 100.0%.................              $100,262,614
                                                   ============

See accompanying notes to financial statements.

SPDR O-STRIP ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                        SHARES     VALUE
--------------------                        ------     -----
COMMON STOCKS -- 99.9%
BIOTECHNOLOGY -- 9.0%
Amgen, Inc. (a).........................     3,675   $  239,720
Biogen Idec, Inc. (a)...................     1,072       49,666
Genzyme Corp. (a).......................       811       49,512
Gilead Sciences, Inc. (a)...............     1,419       83,948
MedImmune, Inc. (a).....................       775       21,002
                                                     ----------
                                                        443,848
                                                     ----------
CAPITAL MARKETS -- 2.3%
Northern Trust Corp. ...................       578       31,963
T. Rowe Price Group, Inc. ..............       828       31,307
The Charles Schwab Corp. ...............     3,216       51,392
                                                     ----------
                                                        114,662
                                                     ----------
CHEMICALS -- 0.3%
Sigma-Aldrich Corp. ....................       207       15,036
                                                     ----------
COMMERCIAL BANKS -- 2.6%
Compass Bancshares, Inc. ...............       402       22,351
Fifth Third Bancorp.....................     1,735       64,108
Huntington Bancshares, Inc. ............       767       18,086
Zions Bancorp...........................       332       25,876
                                                     ----------
                                                        130,421
                                                     ----------
COMMERCIAL SERVICES & SUPPLIES -- 0.7%
Cintas Corp. ...........................       427       16,978
Monster Worldwide, Inc. (a).............       402       17,149
                                                     ----------
                                                         34,127
                                                     ----------
COMMUNICATIONS EQUIPMENT -- 13.6%
ADC Telecommunications, Inc. (a)........       366        6,171
Andrew Corp. (a)........................       514        4,554
CIENA Corp. (a).........................     1,832        8,812
Cisco Systems, Inc. (a).................    19,029      371,636
Comverse Technology, Inc. (a)...........       624       12,337
JDS Uniphase Corp. (a)..................     5,304       13,419
Juniper Networks, Inc. (a)..............     1,763       28,190
QUALCOMM, Inc. .........................     5,225      209,366
Tellabs, Inc. (a).......................     1,397       18,594
                                                     ----------
                                                        673,079
                                                     ----------
COMPUTERS & PERIPHERALS -- 9.1%
Apple Computer, Inc. (a)................     2,652      151,482
Dell, Inc. (a)..........................     7,080      172,823
Network Appliance, Inc. (a).............     1,167       41,195
QLogic Corp. (a)........................       493        8,499
SanDisk Corp. (a).......................       609       31,047
Sun Microsystems, Inc. (a)..............    10,904       45,252
                                                     ----------
                                                        450,298
                                                     ----------
DIVERSIFIED CONSUMER SERVICES -- 0.5%
Apollo Group, Inc. (a)..................       436       22,528
                                                     ----------
ELECTRICAL EQUIPMENT -- 0.2%
American Power Conversion Corp. ........       526       10,252
                                                     ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.5%
Molex, Inc. ............................       440       14,771
Sanmina-SCI Corp. (a)...................     1,661        7,640
                                                     ----------
                                                         22,411
                                                     ----------

SECURITY DESCRIPTION                        SHARES     VALUE
--------------------                        ------     -----
FOOD & STAPLES RETAILING -- 2.3%
Costco Wholesale Corp. .................     1,469   $   83,924
Whole Foods Market, Inc. ...............       436       28,183
                                                     ----------
                                                        112,107
                                                     ----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.5%
Biomet, Inc. ...........................       767       23,999
                                                     ----------
HEALTH CARE PROVIDERS & SERVICES -- 1.0%
Express Scripts, Inc. (Class A) (a).....       458       32,857
Patterson Cos., Inc. (a)................       428       14,950
                                                     ----------
                                                         47,807
                                                     ----------
HOTELS, RESTAURANTS & LEISURE -- 1.8%
Starbucks Corp. (a).....................     2,392       90,322
                                                     ----------
INSURANCE -- 0.9%
Cincinnati Financial Corp. .............       540       25,386
SAFECO Corp. ...........................       372       20,962
                                                     ----------
                                                         46,348
                                                     ----------
INTERNET & CATALOG RETAIL -- 0.7%
Amazon.com, Inc. (a)....................       963       37,249
                                                     ----------
INTERNET SOFTWARE & SERVICES -- 10.5%
eBay, Inc. (a)..........................     3,605      105,590
Google, Inc. (a)........................       642      269,210
VeriSign, Inc. (a)......................       760       17,609
Yahoo!, Inc. (a)........................     3,909      128,997
                                                     ----------
                                                        521,406
                                                     ----------
IT SERVICES -- 1.3%
Fiserv, Inc. (a)........................       547       24,812
Paychex, Inc. ..........................     1,041       40,578
                                                     ----------
                                                         65,390
                                                     ----------
MACHINERY -- 0.9%
PACCAR, Inc. ...........................       520       42,838
                                                     ----------
MEDIA -- 4.3%
Comcast Corp. (Class A) (a).............     6,586      215,626
                                                     ----------
MULTILINE RETAIL -- 0.9%
Sears Holdings Corp. (a)................       302       46,762
                                                     ----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 12.9%
Altera Corp. (a)........................     1,119       19,638
Applied Materials, Inc. ................     4,874       79,349
Broadcom Corp. (Class A) (a)............     1,427       42,881
Intel Corp. ............................    18,132      343,601
KLA-Tencor Corp. .......................       621       25,815
Linear Technology Corp. ................       947       31,715
Maxim Integrated Products, Inc. ........       999       32,078
Novellus Systems, Inc. (a)..............       400        9,880
NVIDIA Corp. (a)........................     1,096       23,334
PMC-Sierra, Inc. (a)....................       644        6,054
Xilinx, Inc. ...........................     1,071       24,258
                                                     ----------
                                                        638,603
                                                     ----------
SOFTWARE -- 21.4%
Adobe Systems, Inc. (a).................     1,866       56,652
Autodesk, Inc. (a)......................       722       24,880
Citrix Systems, Inc. (a)................       570       22,880
Compuware Corp. (a).....................     1,164        7,799
Electronic Arts, Inc. (a)...............       955       41,103

See accompanying notes to financial statements.

SPDR O-STRIP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                        SHARES     VALUE
--------------------                        ------     -----
Intuit, Inc. (a)........................       532   $   32,127
Microsoft Corp. ........................    27,346      637,162
Novell, Inc. (a)........................     1,056        7,001
Oracle Corp. (a)........................    12,140      175,909
Parametric Technology Corp. (a).........       360        4,576
Symantec Corp. (a)......................     3,227       50,147
                                                     ----------
                                                      1,060,236
                                                     ----------
SPECIALTY RETAIL -- 1.7%
Bed Bath & Beyond, Inc. (a).............       879       29,157
Staples, Inc. ..........................     2,270       55,206
                                                     ----------
                                                         84,363
                                                     ----------
TOTAL COMMON STOCKS --
  (Cost $5,476,844).....................              4,949,718
                                                     ----------

SECURITY DESCRIPTION                        SHARES     VALUE
--------------------                        ------     -----
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $5,561)....................     5,561   $    5,561
                                                     ----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $5,482,405).....................              4,955,279
OTHER ASSETS AND LIABILITIES -- 0.0%
  (B)...................................                  (697)
                                                     ----------
NET ASSETS -- 100.0%....................             $4,954,582
                                                     ==========

(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR BIOTECH ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
COMMON STOCKS -- 99.9%
BIOTECHNOLOGY -- 99.9%
Alexion Pharmaceuticals, Inc. (a)......    28,231   $ 1,019,704
Alkermes, Inc. (a).....................    49,466       935,897
Amgen, Inc. (a)........................    13,791       899,587
Amylin Pharmaceuticals, Inc. (a).......    21,060     1,039,732
Biogen Idec, Inc. (a)..................    19,970       925,210
BioMarin Pharmaceuticals, Inc. (a).....    66,307       952,832
Celgene Corp. (a)......................    21,194     1,005,231
Cephalon, Inc. (a).....................    16,628       999,343
Cubist Pharmaceuticals, Inc. (a).......    41,653     1,048,823
CV Therapeutics, Inc. (a)..............    68,543       957,546
Genentech, Inc. (a)....................    11,694       956,569
Genzyme Corp. (a)......................    14,316       873,992
Gilead Sciences, Inc. (a)..............    15,959       944,134
Human Genome Sciences, Inc. (a)........    92,450       989,215
ICOS Corp. (a).........................    41,160       905,108
ImClone Systems, Inc. (a)..............    23,395       903,983
MannKind Corp. (a).....................    54,044     1,151,678
Martek Biosciences Corp. (a)...........    31,272       905,324
Medarex, Inc. (a)......................    96,882       931,036
MedImmune, Inc. (a)....................    31,024       840,750
Millennium Pharmaceuticals, Inc. (a)...    91,584       913,092

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Myogen, Inc. (a).......................    31,518   $   914,022
Myriad Genetics, Inc. (a)..............    39,354       993,688
Nuvelo, Inc. (a).......................    58,315       970,945
Onyx Pharmaceuticals, Inc. (a).........    58,017       976,426
OSI Pharmaceuticals, Inc. (a)..........    29,287       965,299
PDL BioPharma, Inc. (a)................    51,521       948,502
Telik, Inc. (a)........................    59,608       983,532
Theravance, Inc. (a)...................    39,784       910,258
United Therapeutics Corp. (a)..........    17,932     1,035,932
Vertex Pharmaceuticals, Inc. (a).......    27,856     1,022,594
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $31,603,744)...................              29,819,984
                                                    -----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $23,008)..................    23,008        23,008
                                                    -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $31,626,752)...................              29,842,992
OTHER ASSETS AND LIABILITIES -- 0.0%
  (B)..................................                  (8,386)
                                                    -----------
NET ASSETS -- 100.0%...................             $29,834,606
                                                    ===========

(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
COMMON STOCKS -- 99.8%
HOME FURNISHINGS -- 14.2%
Ethan Allen Interiors, Inc. .........    213,254   $  7,794,434
Leggett & Platt, Inc. ...............    315,692      7,885,986
Mohawk Industries, Inc. (a)..........    111,320      7,831,362
                                                   ------------
                                                     23,511,782
                                                   ------------
HOME IMPROVEMENT RETAIL -- 14.1%
Lowe's Cos., Inc. ...................    126,813      7,693,745
The Home Depot, Inc. ................    213,920      7,656,197
The Sherwin-Williams Co. ............    170,329      8,087,221
                                                   ------------
                                                     23,437,163
                                                   ------------
HOMEBUILDING -- 71.5%
Beazer Homes USA, Inc. ..............    167,285      7,673,363
Centex Corp. ........................    160,642      8,080,293
Champion Enterprises, Inc. (a).......    814,791      8,995,293
D.R. Horton, Inc. ...................    320,182      7,626,735
Hovnanian Enterprises, Inc. (a)......    268,991      8,091,249
KB HOME..............................    173,638      7,961,302
Lennar Corp. (Class A)...............    175,876      7,803,618
M.D.C. Holdings, Inc. ...............    152,010      7,893,879

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
Meritage Homes Corp. (a).............    164,985   $  7,795,541
NVR, Inc. (a)........................     14,424      7,085,790
Pulte Homes, Inc. ...................    282,531      8,134,068
Ryland Group, Inc. ..................    177,007      7,712,195
Standard Pacific Corp. ..............    304,837      7,834,311
Toll Brothers, Inc. (a)..............    290,544      7,429,210
WCI Communities, Inc. (a)............    422,681      8,512,795
                                                   ------------
                                                    118,629,642
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $180,885,006)................               165,578,587
                                                   ------------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (Cost $351,068)...............    351,068        351,068
                                                   ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $181,236,074)................               165,929,655
OTHER ASSETS AND
  LIABILITIES -- 0.0% (B)............                   (22,128)
                                                   ------------
NET ASSETS -- 100.0%.................              $165,907,527
                                                   ============

(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 99.9%
SEMICONDUCTORS -- 99.9%
Advanced Micro Devices, Inc. (a)......     76,493   $ 1,867,959
Agere Systems, Inc. (a)...............    142,045     2,088,061
Altera Corp. (a)......................    110,966     1,947,453
Analog Devices, Inc. .................     59,499     1,912,298
Atmel Corp. (a).......................    412,262     2,288,054
Broadcom Corp. (Class A) (a)..........     61,083     1,835,544
Cypress Semiconductor Corp. (a).......    139,786     2,032,488
Fairchild Semiconductor International,
  Inc. (a)............................    117,088     2,127,489
Freescale Semiconductor, Inc. (Class
  B) (a)..............................     68,838     2,023,837
Integrated Device Technology, Inc.
  (a).................................    134,092     1,901,425
Intel Corp. ..........................    107,188     2,031,213
International Rectifier Corp. (a).....     48,582     1,898,585
Intersil Corp. (Class A)..............     83,672     1,945,374
Linear Technology Corp. ..............     57,156     1,914,154
LSI Logic Corp. (a)...................    221,982     1,986,739
Maxim Integrated Products, Inc. ......     61,041     1,960,027
Microchip Technology, Inc. ...........     59,872     2,008,706

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Micron Technology, Inc. (a)...........    120,003   $ 1,807,245
National Semiconductor Corp. .........     80,638     1,923,216
NVIDIA Corp. (a)......................     90,574     1,928,320
PMC-Sierra, Inc. (a)..................    210,362     1,977,403
Rambus, Inc. (a)......................     87,997     2,007,212
Texas Instruments, Inc. ..............     66,400     2,011,256
Xilinx, Inc. .........................     81,785     1,852,430
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $52,566,455)..................               47,276,488
                                                    -----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $24,999).................     24,999        24,999
                                                    -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $52,591,454)..................               47,301,487
OTHER ASSETS AND
  LIABILITIES -- 0.0% (B).............                  (11,263)
                                                    -----------
NET ASSETS -- 100.0%..................              $47,290,224
                                                    ===========

(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR METALS & MINING ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 100.0%
ALUMINUM -- 3.6%
Alcoa, Inc. ..........................     33,098   $ 1,071,051
                                                    -----------
COAL & CONSUMABLE FUELS -- 21.9%
Arch Coal, Inc. ......................     24,530     1,039,336
CONSOL Energy, Inc. ..................     25,574     1,194,817
Foundation Coal Holdings, Inc. .......     23,906     1,121,909
Massey Energy Co. ....................     28,922     1,041,192
Peabody Energy Corp. .................     19,010     1,059,808
USEC, Inc. ...........................     93,786     1,111,364
                                                    -----------
                                                      6,568,426
                                                    -----------
DIVERSIFIED METALS & MINING -- 10.7%
Freeport-McMoRan Copper & Gold,
  Inc. ...............................     20,606     1,141,779
Phelps Dodge Corp. ...................     12,434     1,021,577
Titanium Metals Corp. (a).............     30,626     1,052,922
                                                    -----------
                                                      3,216,278
                                                    -----------
GOLD -- 3.5%
Newmont Mining Corp. .................     19,898     1,053,201
                                                    -----------
PRECIOUS METALS & MINERALS -- 11.1%
Coeur d'Alene Mines Corp. (a).........    229,492     1,103,856
Hecla Mining Co. (a)..................    221,332     1,161,993
Stillwater Mining Co. (a).............     85,494     1,084,064
                                                    -----------
                                                      3,349,913
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
STEEL -- 49.2%
AK Steel Holding Corp. (a)............     79,674   $ 1,101,891
Allegheny Technologies, Inc. .........     15,362     1,063,665
Carpenter Technology Corp. ...........      9,710     1,121,505
Chaparral Steel Co. (a)...............     17,054     1,228,229
Cleveland-Cliffs, Inc. ...............     14,942     1,184,751
Commercial Metals Co. ................     44,150     1,134,655
Nucor Corp. ..........................     19,706     1,069,051
Oregon Steel Mills, Inc. (a)..........     22,116     1,120,397
Quanex Corp. .........................     26,186     1,127,831
Reliance Steel & Aluminum Co. ........     13,754     1,140,894
Steel Dynamics, Inc. .................     18,062     1,187,396
United States Steel Corp. ............     15,828     1,109,859
Worthington Industries, Inc. .........     56,788     1,189,709
                                                    -----------
                                                     14,779,833
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $26,652,586)..................               30,038,702
                                                    -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $26,652,586)..................               30,038,702
OTHER ASSETS AND LIABILITIES
  (B) -- 0.0% (B).....................                   11,639
                                                    -----------
NET ASSETS -- 100.0%..................              $30,050,341
                                                    ===========

(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
COMMON STOCKS -- 100.0%
OIL & GAS DRILLING -- 40.1%
Diamond Offshore Drilling, Inc. .......     6,880   $   577,438
ENSCO International, Inc. .............    12,670       583,074
GlobalSantaFe Corp. ...................    10,100       583,275
Helmerich & Payne, Inc. ...............     9,300       560,418
Nabors Industries, Ltd. (a)............    16,660       562,941
Noble Corp. ...........................     7,820       581,964
Patterson-UTI Energy, Inc. ............    19,270       545,534
Pride International, Inc. (a)..........    18,190       568,074
Rowan Cos., Inc. ......................    15,080       536,697
Transocean, Inc. (a)...................     7,090       569,469
Unit Corp. (a).........................     9,930       564,918
                                                    -----------
                                                      6,233,802
                                                    -----------
OIL & GAS EQUIPMENT & SERVICES -- 55.4%
Baker Hughes, Inc. ....................     6,760       553,306
BJ Services Co. .......................    15,130       563,744
Cameron International Corp. (a)........    12,000       573,240
FMC Technologies, Inc. (a).............     8,860       597,695
Grant Prideco, Inc. (a)................    11,900       532,525
Halliburton Co. .......................     7,260       538,765

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Maverick Tube Corp. (a)................     8,610   $   544,066
National-Oilwell Varco, Inc. (a).......     8,870       561,648
Oceaneering International, Inc. (a)....    13,740       629,979
Schlumberger, Ltd. ....................     9,280       604,221
SEACOR Holdings, Inc. (a)..............     7,150       587,015
Smith International, Inc. .............    13,340       593,230
Tetra Technologies, Inc. (a)...........    19,810       600,045
Tidewater, Inc. .......................    11,710       576,132
Weatherford International, Ltd. (a)....    11,080       549,789
                                                    -----------
                                                      8,605,400
                                                    -----------
OIL & GAS EXPLORATION & PRODUCTION -- 4.5%
Helix Energy Solutions Group, Inc.
  (a)..................................    17,200       694,192
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $13,996,569)...................              15,533,394
                                                    -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $13,996,569)...................              15,533,394
OTHER ASSETS AND LIABILITIES -- 0.0%
  (B)..................................                   1,197
                                                    -----------
NET ASSETS -- 100.0%...................             $15,534,591
                                                    ===========

(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
COMMON STOCKS -- 100.0%
INTEGRATED OIL & GAS -- 10.6%
Chevron Corp. .........................     8,340   $   517,580
ConocoPhillips.........................     8,000       524,240
Exxon Mobil Corp. .....................     8,330       511,046
Occidental Petroleum Corp. ............     5,060       518,903
                                                    -----------
                                                      2,071,769
                                                    -----------
OIL & GAS EXPLORATION & PRODUCTION -- 77.9%
Anadarko Petroleum Corp. ..............    10,150       484,054
Apache Corp. ..........................     8,000       546,000
Cabot Oil & Gas Corp. .................    11,570       566,930
Cheniere Energy, Inc. (a)..............    13,950       544,050
Chesapeake Energy Corp. ...............    16,320       493,680
Cimarex Energy Co. ....................    12,870       553,410
Comstock Resources, Inc. (a)...........    18,270       545,542
Denbury Resources, Inc. (a)............    17,160       543,457
Devon Energy Corp. ....................     8,970       541,878
EOG Resources, Inc. ...................     7,770       538,772
Forest Oil Corp. (a)...................    16,210       537,524
KCS Energy, Inc. (a)...................    18,150       539,055
Kerr-McGee Corp. ......................     9,540       661,599
Mariner Energy, Inc. (a)...............    30,990       569,286
Newfield Exploration Co. (a)...........    11,330       554,490
Noble Energy, Inc. ....................    12,610       590,905
Penn Virginia Corp. ...................     7,540       526,895
Pioneer Natural Resources Co. .........    11,050       512,830

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Plains Exploration & Production Co.
  (a)..................................    13,950   $   565,533
Pogo Producing Co. ....................    11,710       539,831
Quicksilver Resources, Inc. (a)........    14,590       537,058
Range Resources Corp. .................    20,500       557,395
Southwestern Energy Co. (a)............    16,810       523,800
St. Mary Land & Exploration Co. .......    12,970       522,042
Stone Energy Corp. (a).................    10,470       487,378
Ultra Petroleum Corp. (a)..............     9,310       551,804
Whiting Petroleum Corp. (a)............    13,420       561,895
XTO Energy, Inc. ......................    12,230       541,422
                                                    -----------
                                                     15,238,515
                                                    -----------
OIL & GAS REFINING & MARKETING -- 11.5%
Frontier Oil Corp. ....................    18,960       614,304
Sunoco, Inc. ..........................     7,650       530,069
Tesoro Corp. ..........................     7,550       561,418
Valero Energy Corp. ...................     8,160       542,803
                                                    -----------
                                                      2,248,594
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $16,899,862)...................              19,558,878
                                                    -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $16,899,862)...................              19,558,878
OTHER ASSETS AND LIABILITIES -- 0.0%
  (B)..................................                   1,106
                                                    -----------
NET ASSETS -- 100.0%...................             $19,559,984
                                                    ===========

(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
COMMON STOCKS -- 100.0%
PHARMACEUTICALS -- 100.0%
Abbott Laboratories....................    17,530   $   764,483
Allergan, Inc. ........................     7,160       767,982
Andrx Corp. (a)........................    32,500       753,675
Barr Pharmaceuticals, Inc. (a).........    14,690       700,566
Bristol-Myers Squibb Co. ..............    29,780       770,111
Eli Lilly & Co. .......................    13,820       763,831
Endo Pharmaceuticals Holdings, Inc.
  (a)..................................    25,220       831,756
Forest Laboratories, Inc. (a)..........    19,870       768,770
Johnson & Johnson......................    12,160       728,627
King Pharmaceuticals, Inc. (a).........    46,420       789,140
Medicis Pharmaceutical Corp. (Class
  A)...................................    29,980       719,520
Merck & Co., Inc. .....................    21,790       793,810
MGI Pharma, Inc. (a)...................    37,280       801,520
Mylan Laboratories, Inc. ..............    35,910       718,200

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Perrigo Co. ...........................    44,920   $   723,212
Pfizer, Inc. ..........................    32,000       751,040
Schering-Plough Corp. .................    38,950       741,219
Sepracor, Inc. (a).....................    15,140       865,099
Valeant Pharmaceuticals
  International........................    42,550       719,946
Watson Pharmaceuticals, Inc. (a).......    30,500       710,040
Wyeth..................................    17,010       755,414
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $15,709,437)...................              15,937,961
                                                    -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $15,709,437)...................              15,937,961
OTHER ASSETS AND
  LIABILITIES -- 0.0% (B)..............                     713
                                                    -----------
NET ASSETS -- 100.0%...................             $15,938,674
                                                    ===========

(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR RETAIL ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
COMMON STOCKS -- 100.0%
APPAREL RETAIL -- 38.9%
Abercrombie & Fitch Co. ...............     6,391   $   354,253
Aeropostale, Inc. (a)..................    13,772       397,873
American Eagle Outfitters, Inc. .......    11,066       376,687
AnnTaylor Stores Corp. (a).............     9,173       397,925
Charming Shoppes, Inc. (a).............    32,615       366,593
Chico's FAS, Inc. (a)..................    12,419       335,065
Christopher & Banks Corp. .............    12,749       369,721
Dress Barn, Inc. (a)...................    15,653       396,803
Foot Locker, Inc. .....................    15,147       370,950
Genesco, Inc. (a)......................    10,274       347,980
Gymboree Corp. (a).....................     9,911       344,506
Limited Brands.........................    14,157       362,278
Mens Wearhouse, Inc. ..................    11,286       341,966
Pacific Sunwear of California, Inc.
  (a)..................................    19,019       341,011
Payless ShoeSource, Inc. (a)...........    14,322       389,129
Ross Stores, Inc. .....................    13,376       375,197
Stage Stores, Inc. ....................    11,407       376,431
The Children's Place Retail Stores,
  Inc. (a).............................     5,984       359,339
The Gap, Inc. .........................    20,757       361,172
The TJX Cos., Inc. ....................    16,027       366,377
Too, Inc. (a)..........................     9,042       347,122
Urban Outfitters, Inc. (a).............    20,823       364,194
                                                    -----------
                                                      8,042,572
                                                    -----------
CATALOG RETAIL -- 1.9%
Coldwater Creek, Inc. (a)..............    14,476       387,378
                                                    -----------
COMPUTER & ELECTRONICS RETAIL -- 5.4%
Best Buy Co., Inc. ....................     6,963       381,851
Circuit City Stores, Inc. .............    12,386       337,147
GameStop Corp. (Class A) (a)...........     9,262       389,004
                                                    -----------
                                                      1,108,002
                                                    -----------
DEPARTMENT STORES -- 9.0%
Federated Department Stores, Inc. .....    10,406       380,860
J. C. Penney Co., Inc. ................     5,566       375,761
Kohl's Corp. (a).......................     6,358       375,885
Nordstrom, Inc. .......................    10,186       371,789
Sears Holdings Corp. (a)...............     2,354       364,493
                                                    -----------
                                                      1,868,788
                                                    -----------
DRUG RETAIL -- 3.6%
CVS Corp. .............................    12,100       371,470
Walgreen Co. ..........................     8,459       379,301
                                                    -----------
                                                        750,771
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
FOOD RETAIL -- 7.5%
Safeway, Inc. .........................    14,751   $   383,526
SUPERVALU, Inc. .......................    12,276       376,873
The Kroger Co. ........................    18,623       407,099
Whole Foods Market, Inc. ..............     5,874       379,695
                                                    -----------
                                                      1,547,193
                                                    -----------
GENERAL MERCHANDISE STORES -- 7.0%
Dollar General Corp. ..................    25,124       351,233
Dollar Tree Stores, Inc. (a)...........    14,036       371,954
Family Dollar Stores, Inc. ............    14,960       365,473
Target Corp. ..........................     7,425       362,860
                                                    -----------
                                                      1,451,520
                                                    -----------
HYPERMARKETS & SUPER CENTERS -- 3.6%
Costco Wholesale Corp. ................     6,798       388,370
Wal-Mart Stores, Inc. .................     7,557       364,020
                                                    -----------
                                                        752,390
                                                    -----------
SPECIALTY STORES -- 23.1%
Barnes & Noble, Inc. ..................    10,208       372,592
Borders Group, Inc. ...................    18,832       347,639
Claire's Stores, Inc. .................    14,234       363,109
Dick's Sporting Goods, Inc. (a)........     9,625       381,150
Guitar Center, Inc. (a)................     7,578       336,994
Michaels Stores, Inc. .................     9,625       396,935
Office Depot, Inc. (a).................     9,075       344,850
OfficeMax, Inc. .......................     8,789       358,152
PETsMART, Inc. ........................    14,751       377,626
Staples, Inc. .........................    14,762       359,012
Tiffany & Co. .........................    10,989       362,857
Tractor Supply Co. (a).................     7,513       415,243
Zale Corp. (a).........................    14,850       357,736
                                                    -----------
                                                      4,773,895
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $20,193,061)...................              20,682,509
                                                    -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $20,193,061)...................              20,682,509
OTHER ASSETS AND
  LIABILITIES -- 0.0% (B)..............                   4,971
                                                    -----------
NET ASSETS -- 100.0%...................             $20,687,480
                                                    ===========

(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

STREETTRACKS KBW REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2006
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 100.0%
REGIONAL BANKS -- 88.5%
Associated Bancorp....................     59,441   $ 1,874,175
BancorpSouth, Inc. ...................     81,966     2,233,573
Bank of Hawaii Corp. .................     38,253     1,897,349
Boston Private Financial Holdings,
  Inc. ...............................     65,591     1,829,989
Cathay General Bancorp................     58,063     2,112,332
Central Pacific Financial Corp. ......     55,341     2,141,697
Chittenden Corp. .....................     72,413     1,871,876
Citizens Banking Corp. ...............     64,893     1,584,038
City National Corp. ..................     27,313     1,777,803
Colonial BancGroup, Inc. .............     88,116     2,262,819
Commerce Bancshares, Inc. ............     42,353     2,119,768
Compass Bancshares, Inc. .............     43,040     2,393,024
Cullen/Frost Bankers, Inc. ...........     42,353     2,426,827
East West Bancorp, Inc. ..............     55,341     2,097,977
F N B Corp. ..........................    101,103     1,594,394
First Horizon National Corp. .........     46,453     1,867,411
First Midwest Bancorp, Inc. ..........     56,693     2,102,176
FirstMerit Corp. .....................     75,150     1,573,641
Fulton Financial Corp. ...............    110,656     1,761,644
Greater Bay Bancorp...................     75,150     2,160,562
Huntington Bancshares, Inc. ..........     84,016     1,981,097
Mercantile Bankshares Corp. ..........     57,391     2,047,137
Old National Bancorp..................     91,551     1,828,274
Pacific Capital Bancorp...............     51,913     1,615,533
Provident Bankshares Corp. ...........     60,793     2,212,257
Republic Bancorp, Inc. -- Michigan....    148,916     1,845,069
Sky Financial Group, Inc. ............     71,745     1,693,899
South Financial Group, Inc. ..........     69,691     1,840,539
Susquehanna Bancshares, Inc. .........     79,250     1,894,075
SVB Financial Group (a)...............     40,990     1,863,405
Synovus Financial Corp. ..............     70,363     1,884,321

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
TCF Financial Corp. ..................     75,816   $ 2,005,333
TD Banknorth, Inc. ...................     75,816     2,232,781
Texas Regional Bancshare, Inc. .......     64,893     2,460,743
Trustmark Corp. ......................     68,313     2,115,654
UCBH Holdings, Inc. ..................    109,303     1,807,872
Umpqua Holdings Corp. ................     83,350     2,137,928
UnionBanCal Corp. ....................     30,053     1,941,123
United Bankshares, Inc. ..............     56,693     2,076,665
Valley National Bancorp...............     84,016     2,160,051
Westamerica Bancorp...................     37,563     1,839,460
Whitney Holding Corp. ................     61,491     2,174,937
Wilmington Trust Corp. ...............     56,013     2,362,628
Wintrust Financial Corp. .............     37,563     1,910,079
                                                    -----------
                                                     87,613,935
                                                    -----------
THRIFTS & MORTGAGE FINANCE -- 11.5%
Brookline Bancorp, Inc. ..............    126,366     1,740,060
Corus Bankshares, Inc. ...............     69,691     1,824,510
Hudson City Bancorp, Inc. ............    143,456     1,912,268
People's Bank.........................     66,943     2,199,078
Sovereign Bancorp, Inc. ..............     84,016     1,706,365
Webster Financial Corp. ..............     43,040     2,041,818
                                                    -----------
                                                     11,424,099
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $97,786,457)..................               99,038,034
                                                    -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $97,786,457)..................               99,038,034
OTHER ASSETS AND
  LIABILITIES -- 0.0% (B).............                   38,202
                                                    -----------
NET ASSETS -- 100.0%..................              $99,076,236
                                                    ===========

(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

STREETTRACKS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2006
--------------------------------------------------------------------------------

                                                              DJ WILSHIRE    DJ WILSHIRE     DJ WILSHIRE
                                                              TOTAL MARKET    LARGE CAP    LARGE CAP GROWTH
                                                                  ETF            ETF             ETF
                                                              ------------   -----------   ----------------
ASSETS
  Investments in securities of unaffiliated issuers, at
    value (Note 2)..........................................  $96,178,617    $5,798,351      $136,892,506
  Investments in securities of affiliated issuers, at value
    (Note 3)................................................      124,371         9,120           439,219
                                                              ------------   ----------      ------------
    Total Investments.......................................   96,302,988     5,807,471       137,331,725
  Cash......................................................           --            --                --
  Foreign currency, at value................................           --            --                --
  Receivable for investments sold...........................           --            --                --
  Receivable for streetTRACKS sold in kind..................           --            --                --
  Receivable for Foreign taxes Recoverable..................           --            --                --
  Dividends receivable (Note 2).............................      130,603        11,153            45,454
                                                              ------------   ----------      ------------
         TOTAL ASSETS.......................................   96,433,591     5,818,624       137,377,179
                                                              ------------   ----------      ------------
LIABILITIES
  Payable for investments purchased.........................           --            --                --
  Payable for streetTRACKS repurchased in kind..............           --            --                --
  Due to custodian..........................................           --            --                --
  Accrued advisory fee (Note 3).............................       15,639         1,620            22,597
  Accrued trustees fee (Note 3).............................        1,581           192             1,787
                                                              ------------   ----------      ------------
         TOTAL LIABILITIES..................................       17,220         1,812            24,384
                                                              ------------   ----------      ------------
         NET ASSETS.........................................  $96,416,371    $5,816,812      $137,352,795
                                                              ============   ==========      ============
NET ASSETS REPRESENTED BY:
  Paid in capital (Note 4)..................................  $97,143,754    $5,790,521       150,459,298
  Undistributed (distribution in excess of) net investment
    income..................................................       46,962           619            16,934
  Accumulated net realized gain (loss) on investments and
    foreign currency transactions...........................  (10,669,586)         (235)      (17,705,926)
  Net unrealized appreciation (depreciation) on:
    Investments.............................................    9,895,241        25,907         4,582,489
    Foreign currency........................................           --            --                --
                                                              ------------   ----------      ------------
         NET ASSETS.........................................  $96,416,371    $5,816,812      $137,352,795
                                                              ============   ==========      ============
NET ASSET VALUE PER STREETTRACKS SHARE
  Net asset value per streetTRACKS share....................  $     91.82    $    58.17      $      49.05
                                                              ============   ==========      ============
  Shares outstanding (unlimited amount authorized, $0.01 par
    value)..................................................    1,050,114       100,000         2,800,112
                                                              ============   ==========      ============
  Investments in securities, at cost........................  $86,407,747    $5,781,564      $132,749,236
                                                              ============   ==========      ============
  Foreign currency, at cost.................................  $        --    $       --      $         --
                                                              ============   ==========      ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

      DJ WILSHIRE     DJ WILSHIRE    DJ WILSHIRE      DJ WILSHIRE    DJ WILSHIRE     DJ WILSHIRE
    LARGE CAP VALUE     MID CAP     MID CAP GROWTH   MID CAP VALUE    SMALL CAP    SMALL CAP GROWTH
          ETF             ETF            ETF              ETF            ETF             ETF
    ---------------   -----------   --------------   -------------   -----------   ----------------
    1$02,269,458..    $15,982,292    $20,383,405      $8,186,506     $26,074,374     $78,420,302
               --             --              --              --             --               --
     ------------     -----------    -----------      ----------     -----------     -----------
    102,269,458..     15,982,292      20,383,405       8,186,506     26,074,374       78,420,302
               --             --              --              --          6,917               --
               --             --              --              --             --               --
               --             --              --              --          2,624           16,819
               --             --              --              --             --               --
               --             --              --              --             --               --
          180,412         11,187           4,881           9,846         34,343           16,319
     ------------     -----------    -----------      ----------     -----------     -----------
      102,449,870     15,993,479      20,388,286       8,196,352     26,118,258       78,453,440
     ------------     -----------    -----------      ----------     -----------     -----------
               --         40,413           8,368              --             --           30,527
               --             --              --              --             --               --
               --             --              --              --             --               --
           15,889          3,193           4,036           1,699          5,227           16,911
            1,485            392             398             398            308              898
     ------------     -----------    -----------      ----------     -----------     -----------
           17,374         43,998          12,802           2,097          5,535           48,336
     ------------     -----------    -----------      ----------     -----------     -----------
     $102,432,496     $15,949,481    $20,375,484      $8,194,255     $26,112,723     $78,405,104
     ============     ===========    ===========      ==========     ===========     ===========
     $100,951,010     $15,329,748    $19,347,728      $8,106,806     $24,858,271     $73,528,102
           38,444          2,769           1,247           1,954         12,442            1,494
       (4,341,500)        (3,508)        251,737          (7,648)       275,326         (756,841)
        5,784,542        620,472         774,772          93,143        966,684        5,632,349
               --             --              --              --             --               --
     ------------     -----------    -----------      ----------     -----------     -----------
     $102,432,496     $15,949,481    $20,375,484      $8,194,255     $26,112,723     $78,405,104
     ============     ===========    ===========      ==========     ===========     ===========
     $      73.15     $    53.16     $     58.22      $    54.63     $    58.03      $     87.11
     ============     ===========    ===========      ==========     ===========     ===========
        1,400,236        300,000         350,000         150,000        450,000          900,100
     ============     ===========    ===========      ==========     ===========     ===========
     $ 96,484,916     $15,361,820    $19,608,633      $8,093,363     $25,107,690     $72,787,953
     ============     ===========    ===========      ==========     ===========     ===========
     $         --     $       --     $        --      $       --     $       --      $        --
     ============     ===========    ===========      ==========     ===========     ===========

STREETTRACKS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

                                                                DJ WILSHIRE          DJ               DJ
                                                              SMALL CAP VALUE   GLOBAL TITANS   WILSHIRE REIT
                                                                    ETF              ETF             ETF
                                                              ---------------   -------------   --------------
ASSETS
  Investments in securities of unaffiliated issuers, at
    value (Note 2)..........................................   $101,132,107      $76,735,148    $1,046,071,344
  Investments in securities of affiliated issuers, at value
    (Note 3)................................................             --               --                --
                                                               ------------      -----------    --------------
    Total Investments.......................................    101,132,107       76,735,148     1,046,071,344
  Cash......................................................         51,057               --             4,416
  Foreign currency, at value................................             --          155,003                --
  Receivable for investments sold...........................        103,140           56,538                --
  Receivable for streetTRACKS sold in kind..................             --               --                --
  Receivable for Foreign taxes Recoverable..................             --              653                --
  Dividends receivable (Note 2).............................        232,857          181,989         4,011,378
                                                               ------------      -----------    --------------
         TOTAL ASSETS.......................................    101,519,161       77,129,331     1,050,087,138
                                                               ------------      -----------    --------------
LIABILITIES
  Payable for investments purchased.........................        153,800               --           655,026
  Payable for streetTRACKS repurchased in kind..............             --               --                --
  Due to custodian..........................................             --           53,693                --
  Accrued advisory fee (Note 3).............................         20,184           30,253           208,401
  Accrued trustees fee (Note 3).............................          1,369            1,407            11,910
                                                               ------------      -----------    --------------
         TOTAL LIABILITIES..................................        175,353           85,353           875,337
                                                               ------------      -----------    --------------
         NET ASSETS.........................................   $101,343,808      $77,043,978    $1,049,211,801
                                                               ============      ===========    ==============
NET ASSETS REPRESENTED BY:
  Paid in capital (Note 4)..................................     91,490,044       78,132,747       895,924,718
  Undistributed (distribution in excess of) net investment
    income..................................................        147,684           20,578         5,441,643
  Accumulated net realized gain (loss) on investments and
    foreign currency transactions...........................        (37,048)      (4,556,976)       (2,428,759)
  Net unrealized appreciation (depreciation) on:
    Investments.............................................      9,743,128        3,442,545       150,274,199
    Foreign currency........................................             --            5,084                --
                                                               ------------      -----------    --------------
         NET ASSETS.........................................   $101,343,808      $77,043,978    $1,049,211,801
                                                               ============      ===========    ==============
NET ASSET VALUE PER STREETTRACKS SHARE
  Net asset value per streetTRACKS share....................   $      65.35      $     66.98    $        75.98
                                                               ============      ===========    ==============
  Shares outstanding (unlimited amount authorized, $0.01 par
    value)..................................................      1,550,877        1,150,168        13,808,397
                                                               ============      ===========    ==============
  Investments in securities, at cost........................   $ 91,388,979      $73,292,603    $  895,797,145
                                                               ============      ===========    ==============
  Foreign currency, at cost.................................   $         --      $   149,573    $           --
                                                               ============      ===========    ==============

--------------------------------------------------------------------------------

        KBW              KBW             KBW       MORGAN STANLEY       SPDR          SPDR
        BANK       CAPITAL MARKETS    INSURANCE      TECHNOLOGY       DIVIDEND      O-STRIP
        ETF              ETF             ETF            ETF             ETF           ETF
    ------------   ---------------   -----------   --------------   ------------   ----------
    $141,926,477..   $48,410,422     $35,825,047    $144,879,937    $ 99,994,332   $4,955,279
    5,684,513...       2,127,256              --              --              --           --
    ------------     -----------     -----------    ------------    ------------   ----------
    147,610,990..     50,537,678      35,825,047     144,879,937      99,994,332    4,955,279
    --..........              --              --              --              --           --
    --..........              --              --              --              --           --
    --..........              --              --              --              --           --
    --..........              --              --             296              --           --
    --..........              --              --              --              --           --
    176,614.....          36,625          37,401          58,655         289,932        1,634
    ------------     -----------     -----------    ------------    ------------   ----------
    147,787,604..     50,574,303      35,862,448     144,938,888     100,284,264    4,956,913
    ------------     -----------     -----------    ------------    ------------   ----------
    --..........              --              --              --              --           --
    --..........              --              --              --              --           --
    --..........              --              --              --              --           --
    30,653......          14,589           6,291          64,362          21,033        1,672
    932.........             750             958           1,494             617          659
    ------------     -----------     -----------    ------------    ------------   ----------
    31,585......          15,339           7,249          65,856          21,650        2,331
    ------------     -----------     -----------    ------------    ------------   ----------
    $147,756,019..   $50,558,964     $35,855,199    $144,873,032    $100,262,614   $4,954,582
    ============     ===========     ===========    ============    ============   ==========
    $147,601,516     $54,577,065     $36,547,512    $213,976,828    $ 98,549,946    5,864,220
         131,233          19,490          19,343              --         194,418          185
         (14,441)           (897)           (970)    (46,517,232)        (63,445)    (382,697)
          37,711      (4,036,694)       (710,686)    (22,586,564)      1,581,695     (527,126)
    --..........              --              --              --              --           --
    ------------     -----------     -----------    ------------    ------------   ----------
    $147,756,019..   $50,558,964     $35,855,199    $144,873,032    $100,262,614   $4,954,582
    ============     ===========     ===========    ============    ============   ==========
    $53.73.......    $     56.18     $     51.22    $      49.11    $      55.70   $    49.55
    ============     ===========     ===========    ============    ============   ==========
    2,750,000...         900,000         700,000       2,950,102       1,800,002      100,000
    ============     ===========     ===========    ============    ============   ==========
    $147,573,279..   $54,574,372     $36,535,733    $167,466,501    $ 98,412,637   $5,482,405
    ============     ===========     ===========    ============    ============   ==========
    $--..........    $        --     $        --    $         --    $         --   $       --
    ============     ===========     ===========    ============    ============   ==========

STREETTRACKS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

                                                                 SPDR           SPDR           SPDR
                                                                BIOTECH     HOMEBUILDERS   SEMICONDUCTOR
                                                                  ETF           ETF             ETF
                                                              -----------   ------------   -------------
ASSETS
  Investments in securities of unaffiliated issuers, at
    value (Note 2)..........................................  $29,842,992   $165,929,655    $47,301,487
  Investments in securities of affiliated issuers, at value
    (Note 3)................................................           --            --              --
                                                              -----------   ------------    -----------
    Total Investments.......................................   29,842,992   165,929,655      47,301,487
  Cash......................................................           --            --              --
  Foreign currency, at value................................           --            --              --
  Receivable for investments sold...........................           --            --              89
  Receivable for streetTRACKS sold in kind..................           --           759              --
  Receivable for Foreign taxes Recoverable..................           --            --              --
  Dividends receivable (Note 2).............................        1,876         5,913           2,985
                                                              -----------   ------------    -----------
         TOTAL ASSETS.......................................   29,844,868   165,936,327      47,304,561
                                                              -----------   ------------    -----------
LIABILITIES
  Payable for investments purchased.........................           --            --              --
  Payable for streetTRACKS repurchased in kind..............           --            --              --
  Due to custodian..........................................           --            --              --
  Accrued advisory fee (Note 3).............................        9,986        27,942          13,734
  Accrued trustees fee (Note 3).............................          276           858             603
                                                              -----------   ------------    -----------
         TOTAL LIABILITIES..................................       10,262        28,800          14,337
                                                              -----------   ------------    -----------
         NET ASSETS.........................................  $29,834,606   $165,907,527    $47,290,224
                                                              ===========   ============    ===========
NET ASSETS REPRESENTED BY:
  Paid in capital (Note 4)..................................  $32,767,231   $184,657,900    $53,821,462
  Undistributed (distribution in excess of) net investment
    income..................................................           --            --              --
  Accumulated net realized gain (loss) on investments and
    foreign currency transactions...........................   (1,148,865)   (3,443,954)     (1,241,271)
  Net unrealized appreciation (depreciation) on:
    Investments.............................................   (1,783,760)  (15,306,419)     (5,289,967)
    Foreign currency........................................           --            --              --
                                                              -----------   ------------    -----------
         NET ASSETS.........................................  $29,834,606   $165,907,527    $47,290,224
                                                              ===========   ============    ===========
NET ASSET VALUE PER STREETTRACKS SHARE
  Net asset value per streetTRACKS share....................  $     45.90   $     33.86     $     47.29
                                                              ===========   ============    ===========
  Shares outstanding (unlimited amount authorized, $0.01 par
    value)..................................................      650,000     4,900,000       1,000,000
                                                              ===========   ============    ===========
  Investments in securities, at cost........................  $31,626,752   $181,236,074    $52,591,454
                                                              ===========   ============    ===========
  Foreign currency, at cost.................................  $        --   $        --     $        --
                                                              ===========   ============    ===========

--------------------------------------------------------------------------------

         SPDR            SPDR OIL & GAS           SPDR OIL & GAS             SPDR            SPDR             KBW
    METALS & MINING   EQUIPMENT & SERVICES   EXPLORATION & PRODUCTION   PHARMACEUTICALS     RETAIL      REGIONAL BANKING
          ETF                 ETF                      ETF                    ETF             ETF             ETF
    ---------------   --------------------   ------------------------   ---------------   -----------   ----------------
    30$,038,702...        $15,533,394              $19,558,878            $15,937,961     $20,682,509     $99,038,034
      -----------         -----------              -----------            -----------     -----------     -----------
    30,038,702...          15,533,394               19,558,878             15,937,961      20,682,509      99,038,034
    582..........                 481                      571                     --             187           3,028
    --...........                  --                       --                     --              --              --
    --...........                  --                       --                     --             183             784
    --...........                  --                       --                     --              --              --
    --...........                  --                       --                     --              --              --
    13,826.......               2,273                    2,465                  3,054           6,628          41,922
      -----------         -----------              -----------            -----------     -----------     -----------
    30,053,110...          15,536,148               19,561,914             15,941,015      20,689,507      99,083,768
      -----------         -----------              -----------            -----------     -----------     -----------
    297..........                  --                       --                     --              --              --
    --...........                  --                       --                     --              --           3,754
    --...........                  --                       --                    637              --              --
    2,403........               1,514                    1,876                  1,657           1,971           3,673
    69...........                  43                       54                     47              56             105
      -----------         -----------              -----------            -----------     -----------     -----------
    2,769........               1,557                    1,930                  2,341           2,027           7,532
      -----------         -----------              -----------            -----------     -----------     -----------
    30$,050,341...        $15,534,591              $19,559,984            $15,938,674     $20,687,480     $99,076,236
      ===========         ===========              ===========            ===========     ===========     ===========
      $26,652,871         $13,997,050              $16,900,433            $15,708,800     $20,193,431      97,782,598
           11,354                 716                      535                  1,350           4,601          42,061
               --                  --                       --                     --              --              --
        3,386,116           1,536,825                2,659,016                228,524         489,448       1,251,577
    --...........                  --                       --                     --              --              --
      -----------         -----------              -----------            -----------     -----------     -----------
    30$,050,341...        $15,534,591              $19,559,984            $15,938,674     $20,687,480     $99,076,236
      ===========         ===========              ===========            ===========     ===========     ===========
    50$.08........        $     31.07              $     39.12            $     31.88     $     37.61     $     48.33
      ===========         ===========              ===========            ===========     ===========     ===========
    600,000......             500,000                  500,000                500,000         550,000       2,050,000
      ===========         ===========              ===========            ===========     ===========     ===========
    26$,652,586...        $13,996,569              $16,899,862            $15,709,437     $20,193,061     $97,786,457
      ===========         ===========              ===========            ===========     ===========     ===========
    --$...........        $        --              $        --            $        --     $        --     $        --
      ===========         ===========              ===========            ===========     ===========     ===========

STREETTRACKS SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2006
--------------------------------------------------------------------------------

                                                              DJ WILSHIRE    DJ WILSHIRE     DJ WILSHIRE
                                                              TOTAL MARKET    LARGE CAP    LARGE CAP GROWTH
                                                                  ETF           ETF*             ETF
                                                              ------------   -----------   ----------------
INVESTMENT INCOME
  Dividend income on securities of unaffiliated issuers
    (Note 2)................................................   $1,932,926     $161,483        $1,218,061
  Dividend income on securities of affiliated issuers (Note
    3)......................................................        1,811          178             4,416
  Foreign taxes withheld....................................          (29)         (17)              (66)
                                                               ----------     --------        ----------
  TOTAL INVESTMENT INCOME...................................    1,934,708      161,644         1,222,411
                                                               ----------     --------        ----------
EXPENSES
  Advisory fee (Note 3).....................................      212,167       17,154           257,752
  Trustees fee (Note 3).....................................        8,470          694            10,118
                                                               ----------     --------        ----------
  TOTAL EXPENSES BEFORE WAIVERS.............................      220,637       17,848           267,870
  Expenses waived by Adviser (Note 3).......................           --           --                --
                                                               ----------     --------        ----------
  NET EXPENSES..............................................      220,637       17,848           267,870
                                                               ----------     --------        ----------
  NET INVESTMENT INCOME (LOSS)..............................    1,714,071      143,796           954,541
                                                               ----------     --------        ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
    Investments in securities of unaffiliated issuers.......    4,028,382       61,676         1,819,544
    Investments in securities of affiliated issuers.........        5,499          445             2,509
    Foreign currency transactions...........................           --           --                --
  Net change in unrealized appreciation (depreciation) on:
    Investments.............................................    4,089,125       25,907         2,197,433
    Foreign currency........................................           --           --                --
                                                               ----------     --------        ----------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
         AND FOREIGN CURRENCY...............................    8,123,006       88,028         4,019,486
                                                               ----------     --------        ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................   $9,837,077     $231,824        $4,974,027
                                                               ==========     ========        ==========

 * For the period November 8, 2005 (commencement of operations) to June 30, 2006.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

      DJ WILSHIRE     DJ WILSHIRE    DJ WILSHIRE      DJ WILSHIRE    DJ WILSHIRE     DJ WILSHIRE
    LARGE CAP VALUE     MID CAP     MID CAP GROWTH   MID CAP VALUE    SMALL CAP    SMALL CAP GROWTH
          ETF            ETF*            ETF*            ETF*           ETF*             ETF
    ---------------   -----------   --------------   -------------   -----------   ----------------
      $ 2,674,462     $  205,181      $   83,264      $  286,319     $  246,666       $  367,408
               --             --              --              --             --               --
             (171)           (73)            (82)            (44)           (84)            (331)
      -----------     ----------      ----------      ----------     ----------       ----------
        2,674,291        205,108          83,182         286,275        246,582          367,077
      -----------     ----------      ----------      ----------     ----------       ----------
          196,138         34,136          36,953          29,064         38,393          176,083
            5,882          1,281           1,275           1,300          1,067            4,843
      -----------     ----------      ----------      ----------     ----------       ----------
          202,020         35,417          38,228          30,364         39,460          180,926
               --             --              --              --             --               --
      -----------     ----------      ----------      ----------     ----------       ----------
          202,020         35,417          38,228          30,364         39,460          180,926
      -----------     ----------      ----------      ----------     ----------       ----------
        2,472,271        169,691          44,954         255,911        207,122          186,151
      -----------     ----------      ----------      ----------     ----------       ----------
        7,330,674      1,262,236         954,400       2,038,225        770,348        8,013,245
               --             --              --              --             --               --
               --             --              --              --             --               --
          439,362        620,472         774,772          93,143        966,684         (840,241)
               --             --              --              --             --               --
      -----------     ----------      ----------      ----------     ----------       ----------
        7,770,036      1,882,708       1,729,172       2,131,368      1,737,032        7,173,004
      -----------     ----------      ----------      ----------     ----------       ----------
      $10,242,307     $2,052,399      $1,774,126      $2,387,279     $1,944,154       $7,359,155
      ===========     ==========      ==========      ==========     ==========       ==========

STREETTRACKS SERIES TRUST
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED JUNE 30, 2006
--------------------------------------------------------------------------------

                                                                DJ WILSHIRE          DJ              DJ
                                                              SMALL CAP VALUE   GLOBAL TITANS   WILSHIRE REIT
                                                                    ETF              ETF             ETF
                                                              ---------------   -------------   -------------
INVESTMENT INCOME
  Dividend income on securities of unaffiliated issuers
    (Note 2)................................................    $ 2,305,049      $2,392,438     $ 33,570,892
  Dividend income on securities of affiliated issuers (Note
    3)......................................................             --              --               --
  Foreign taxes withheld....................................           (463)        (55,309)              --
                                                                -----------      ----------     ------------
  TOTAL INVESTMENT INCOME...................................      2,304,586       2,337,129       33,570,892
                                                                -----------      ----------     ------------
EXPENSES
  Advisory fee (Note 3).....................................        233,935         446,797        2,192,601
  Trustees fee (Note 3).....................................          5,418           7,845           52,196
                                                                -----------      ----------     ------------
  TOTAL EXPENSES BEFORE WAIVERS.............................        239,353         454,642        2,244,797
  Expenses waived by Adviser (Note 3).......................             --              --               --
                                                                -----------      ----------     ------------
  NET EXPENSES..............................................        239,353         454,642        2,244,797
                                                                -----------      ----------     ------------
  NET INVESTMENT INCOME (LOSS)..............................      2,065,233       1,882,487       31,326,095
                                                                -----------      ----------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
    Investments in securities of unaffiliated issuers.......      7,796,365       4,664,081       82,214,447
    Investments in securities of affiliated issuers.........             --              --               --
    Foreign currency transactions...........................             --          (2,984)              --
  Net change in unrealized appreciation (depreciation) on:
    Investments.............................................      4,995,608       1,516,320       58,193,073
    Foreign currency........................................             --           8,300               --
                                                                -----------      ----------     ------------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
         AND FOREIGN CURRENCY...............................     12,791,973       6,185,717      140,407,520
                                                                -----------      ----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $14,857,206      $8,068,204     $171,733,615
                                                                ===========      ==========     ============

 * For the period November 8, 2005 (commencement of operations) to June 30, 2006.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

       KBW             KBW            KBW      MORGAN STANLEY      SPDR         SPDR
       BANK      CAPITAL MARKETS   INSURANCE     TECHNOLOGY      DIVIDEND     O-STRIP
       ETF*           ETF*           ETF*           ETF            ETF*         ETF
    ----------   ---------------   ---------   --------------   ----------   ----------
    $1,822,076     $ 1,009,160     $ 445,822    $    843,429    $1,593,450   $  187,358
        37,093          25,704            --              --            --           --
            --              --            --         (36,312)           --           --
    ----------     -----------     ---------    ------------    ----------   ----------
     1,859,169       1,034,864       445,822         807,117     1,593,450      187,358
    ----------     -----------     ---------    ------------    ----------   ----------
       190,630         130,437        95,899         703,022       148,698      110,402
         3,418           2,931         3,074           7,322         2,431        3,702
    ----------     -----------     ---------    ------------    ----------   ----------
       194,048         133,368        98,973         710,344       151,129      114,104
            --              --            --              --       (23,781)          --
    ----------     -----------     ---------    ------------    ----------   ----------
       194,048         133,368        98,973         710,344       127,348      114,104
    ----------     -----------     ---------    ------------    ----------   ----------
     1,665,121         901,496       346,849          96,773     1,466,102       73,254
    ----------     -----------     ---------    ------------    ----------   ----------
     1,693,450       6,365,093      (242,378)      5,361,921        24,659      682,205
       208,049         227,468            --              --            --           --
            --              --            --              --            --           --
        37,711      (4,036,694)     (710,686)    (16,336,454)    1,581,695    1,323,970
            --              --            --              --            --           --
    ----------     -----------     ---------    ------------    ----------   ----------
     1,939,210       2,555,867      (953,064)    (10,974,533)    1,606,354    2,006,175
    ----------     -----------     ---------    ------------    ----------   ----------
    $3,604,331     $ 3,457,363     $(606,215)   $(10,877,760)   $3,072,456   $2,079,429
    ==========     ===========     =========    ============    ==========   ==========

STREETTRACKS SERIES TRUST
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED JUNE 30, 2006
--------------------------------------------------------------------------------

                                                                 SPDR           SPDR           SPDR
                                                                BIOTECH     HOMEBUILDERS   SEMICONDUCTOR
                                                                 ETF*           ETF*           ETF*
                                                              -----------   ------------   -------------
INVESTMENT INCOME
  Dividend income on securities of unaffiliated issuers
    (Note 2)................................................  $     2,939   $   217,524     $    85,939
  Dividend income on securities of affiliated issuers (Note
    3)......................................................           --            --              --
  Foreign taxes withheld....................................           --            --              --
                                                              -----------   ------------    -----------
  TOTAL INVESTMENT INCOME...................................        2,939       217,524          85,939
                                                              -----------   ------------    -----------
EXPENSES
  Advisory fee (Note 3).....................................       50,081       109,456          65,746
  Trustees fee (Note 3).....................................          781         1,900           1,276
                                                              -----------   ------------    -----------
  TOTAL EXPENSES BEFORE WAIVERS.............................       50,862       111,356          67,022
  Expenses waived by Adviser (Note 3).......................           --            --              --
                                                              -----------   ------------    -----------
  NET EXPENSES..............................................       50,862       111,356          67,022
                                                              -----------   ------------    -----------
  NET INVESTMENT INCOME (LOSS)..............................      (47,923)      106,168          18,917
                                                              -----------   ------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
    Investments in securities of unaffiliated issuers.......   (1,327,319)   (7,373,332)     (2,442,046)
    Investments in securities of affiliated issuers.........           --            --              --
    Foreign currency transactions...........................           --            --              --
  Net change in unrealized appreciation (depreciation) on:
    Investments.............................................   (1,783,760)  (15,306,419)     (5,289,967)
    Foreign currency........................................           --            --              --
                                                              -----------   ------------    -----------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
         AND FOREIGN CURRENCY...............................   (3,111,079)  (22,679,751)     (7,732,013)
                                                              -----------   ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $(3,159,002)  $(22,573,583)   $(7,713,096)
                                                              ===========   ============    ===========

 * For the period January 31, 2006 (commencement of operations) to June 30, 2006.
 **  For the period June 19, 2006 (commencement of operations) to
     June 30, 2006.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                              SPDR                     SPDR
         SPDR              OIL & GAS                OIL & GAS                SPDR           SPDR           KBW
    METALS & MINING   EQUIPMENT & SERVICES   EXPLORATION & PRODUCTION   PHARMACEUTICALS    RETAIL    REGIONAL BANKING
         ETF**               ETF**                    ETF**                  ETF**         ETF**          ETF**
    ---------------   --------------------   ------------------------   ---------------   --------   ----------------
      $   13,826           $    2,273               $    2,465             $  3,054       $  6,628      $   45,839
              --                   --                       --                   --             --              --
              --                   --                       --                   --             --              --
      ----------           ----------               ----------             --------       --------      ----------
          13,826                2,273                    2,465                3,054          6,628          45,839
      ----------           ----------               ----------             --------       --------      ----------
           2,403                1,514                    1,876                1,657          1,971           3,673
              69                   43                       54                   47             56             105
      ----------           ----------               ----------             --------       --------      ----------
           2,472                1,557                    1,930                1,704          2,027           3,778
              --                   --                       --                   --             --              --
      ----------           ----------               ----------             --------       --------      ----------
           2,472                1,557                    1,930                1,704          2,027           3,778
      ----------           ----------               ----------             --------       --------      ----------
          11,354                  716                      535                1,350          4,601          42,061
      ----------           ----------               ----------             --------       --------      ----------
              --                   --                       --                   --             --          29,917
              --                   --                       --                   --             --              --
              --                   --                       --                   --             --              --
       3,386,116            1,536,825                2,659,016              228,524        489,448       1,251,577
              --                   --                       --                   --             --              --
      ----------           ----------               ----------             --------       --------      ----------
       3,386,116            1,536,825                2,659,016              228,524        489,448       1,281,494
      ----------           ----------               ----------             --------       --------      ----------
      $3,397,470           $1,537,541               $2,659,551             $229,874       $494,049      $1,323,555
      ==========           ==========               ==========             ========       ========      ==========

STREETTRACKS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      DJ WILSHIRE            DJ WILSHIRE
                                                                     TOTAL MARKET             LARGE CAP
                                                                          ETF                    ETF
                                                              ---------------------------   --------------
                                                                                            FOR THE PERIOD
                                                               YEAR ENDED     YEAR ENDED     11/8/2005*-
                                                               6/30/2006      6/30/2005       6/30/2006
                                                              ------------   ------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..............................  $  1,714,071   $  2,316,802    $   143,796
  Net realized gain (loss) on investments and foreign
    currency transactions...................................     4,033,881      1,267,316         62,121
  Net change in unrealized appreciation (depreciation) on
    investments and foreign currency transactions...........     4,089,125      4,737,543         25,907
                                                              ------------   ------------    -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................     9,837,077      8,321,661        231,824
                                                              ------------   ------------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................    (1,708,078)    (2,301,989)      (141,252)
  Net realized gains........................................            --             --             --
                                                              ------------   ------------    -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS.......................    (1,708,078)    (2,301,989)      (141,252)
                                                              ------------   ------------    -----------
STREETTRACKS TRANSACTIONS:
  Net proceeds from streetTRACKS sold.......................            --     16,833,103     14,194,343
  Net proceeds from reinvestment of streetTRACKS
    distributions...........................................           279            415             --
  Cost of streetTRACKS redeemed.............................   (18,293,391)   (29,501,927)    (8,468,103)
                                                              ------------   ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM STREETTRACKS
  TRANSACTIONS..............................................   (18,293,112)   (12,668,409)     5,726,240
                                                              ------------   ------------    -----------
  Net increase (decrease) in net assets during year.........   (10,164,113)    (6,648,737)     5,816,812
  Net assets at beginning of year...........................   106,580,484    113,229,221             --
                                                              ------------   ------------    -----------
NET ASSETS END OF YEAR (1)..................................  $ 96,416,371   $106,580,484    $ 5,816,812
                                                              ============   ============    ===========
SHARES OF BENEFICIAL INTEREST:
  streetTRACKS sold.........................................            --        200,000        250,000
  streetTRACKS issued in connection with stock splits.......            --             --             --
  streetTRACKS issued to shareholders from reinvestment of
    distributions...........................................             3              5             --
  streetTRACKS redeemed.....................................      (200,000)      (350,000)      (150,000)
                                                              ------------   ------------    -----------
NET INCREASE (DECREASE).....................................      (199,997)      (149,995)       100,000
                                                              ============   ============    ===========
(1) Including undistributed (distribution in excess of) net
      investment income.....................................  $     46,962   $     59,566    $       619
                                                              ============   ============    ===========
 * Commencement of operations

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           DJ WILSHIRE                   DJ WILSHIRE            DJ WILSHIRE      DJ WILSHIRE
         LARGE CAP GROWTH              LARGE CAP VALUE            MID CAP       MID CAP GROWTH
               ETF                           ETF                    ETF              ETF
    --------------------------   ---------------------------   --------------   --------------
                                                               FOR THE PERIOD   FOR THE PERIOD
     YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED     11/8/2005*-      11/8/2005*-
     6/30/2006      6/30/2005     6/30/2006      6/30/2005       6/30/2006        6/30/2006
    ------------   -----------   ------------   ------------   --------------   --------------
    $954,541.....  $1,199,694    $  2,472,271   $  2,779,693    $    169,691     $    44,954
    1,822,053...    1,039,938       7,330,674      6,538,897       1,262,236         954,400
    2,197,433...   (2,972,867)        439,362      3,054,540         620,472         774,772
    ------------   -----------   ------------   ------------    ------------     -----------
    4,974,027...     (733,235)     10,242,307     12,373,130       2,052,399       1,774,126
    ------------   -----------   ------------   ------------    ------------     -----------
        (943,031)  (1,197,644)     (2,516,767)    (2,748,266)       (164,617)        (43,583)
    --..........           --              --             --              --              --
    ------------   -----------   ------------   ------------    ------------     -----------
        (943,031)  (1,197,644)     (2,516,767)    (2,748,266)       (164,617)        (43,583)
    ------------   -----------   ------------   ------------    ------------     -----------
    89,984,196..   23,287,331      18,036,416     77,859,015      25,066,207      24,721,431
    101.........          145           2,275          1,728              --              --
     (37,643,685)  (9,348,211)    (58,787,421)   (46,399,648)    (11,004,508)     (6,076,490)
    ------------   -----------   ------------   ------------    ------------     -----------
    52,340,612..   13,939,265     (40,748,730)    31,461,095      14,061,699      18,644,941
    ------------   -----------   ------------   ------------    ------------     -----------
    56,371,608..   12,008,386     (33,023,190)    41,085,959      15,949,481      20,375,484
    80,981,187..   68,972,801     135,455,686     94,369,727              --              --
    ------------   -----------   ------------   ------------    ------------     -----------
    $137,352,795.. $80,981,187   $102,432,496   $135,455,686    $ 15,949,481     $20,375,484
    ============   ===========   ============   ============    ============     ===========
    1,850,000...      500,000         250,000        600,000         500,000         450,000
    --..........           --         750,102             --              --              --
    2...........            3              32             13              --              --
        (800,000)    (200,000)       (600,000)      (350,000)       (200,000)       (100,000)
    ------------   -----------   ------------   ------------    ------------     -----------
    1,050,002...      300,003         400,134        250,013         300,000         350,000
    ============   ===========   ============   ============    ============     ===========
    $16,934......  $    8,408    $     38,444   $    112,377    $      2,769     $     1,247
    ============   ===========   ============   ============    ============     ===========

STREETTRACKS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                            DJ WILSHIRE      DJ WILSHIRE             DJ WILSHIRE
                                                           MID CAP VALUE      SMALL CAP           SMALL CAP GROWTH
                                                                ETF              ETF                     ETF
                                                           --------------   --------------   ---------------------------
                                                           FOR THE PERIOD   FOR THE PERIOD
                                                            11/8/2005*-      11/8/2005*-      YEAR ENDED     YEAR ENDED
                                                             6/30/2006        6/30/2006       6/30/2006      6/30/2005
                                                           --------------   --------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)...........................   $    255,911     $   207,122     $    186,151   $    237,580
  Net realized gain (loss) on investments and foreign
    currency transactions................................      2,038,225         770,348        8,013,245      2,172,723
  Net change in unrealized appreciation (depreciation) on
    investments and foreign currency transactions........         93,143         966,684         (840,241)     1,686,995
                                                            ------------     -----------     ------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS...........................................      2,387,279       1,944,154        7,359,155      4,097,298
                                                            ------------     -----------     ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..................................       (251,159)       (182,448)        (200,434)      (231,092)
  Net realized gains.....................................             --              --               --             --
                                                            ------------     -----------     ------------   ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS....................       (251,159)       (182,448)        (200,434)      (231,092)
                                                            ------------     -----------     ------------   ------------
STREETTRACKS TRANSACTIONS:
  Net proceeds from streetTRACKS sold....................     28,483,878      27,385,847       30,309,612      3,611,237
  Net proceeds from reinvestment of streetTRACKS
    distributions........................................             --              --               --             --
  Cost of streetTRACKS redeemed..........................    (22,425,743)     (3,034,830)     (12,245,955)   (10,238,405)
                                                            ------------     -----------     ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM STREETTRACKS
  TRANSACTIONS...........................................      6,058,135      24,351,017       18,063,657     (6,627,168)
                                                            ------------     -----------     ------------   ------------
  Net increase (decrease) in net assets during year......      8,194,255      26,112,723       25,222,378     (2,760,962)
  Net assets at beginning of year........................             --              --       53,182,726     55,943,688
                                                            ------------     -----------     ------------   ------------
NET ASSETS END OF YEAR (1)...............................   $  8,194,255     $26,112,723     $ 78,405,104   $ 53,182,726
                                                            ============     ===========     ============   ============
SHARES OF BENEFICIAL INTEREST:
  streetTRACKS sold......................................        550,000         500,000          350,000         50,000
  streetTRACKS issued in connection with stock splits....             --              --               --             --
  streetTRACKS issued to shareholders from reinvestment
    of distributions.....................................             --              --               --             --
  streetTRACKS redeemed..................................       (400,000)        (50,000)        (150,000)      (150,000)
                                                            ------------     -----------     ------------   ------------
NET INCREASE (DECREASE)..................................        150,000         450,000          200,000       (100,000)
                                                            ============     ===========     ============   ============
(1) Including undistributed (distribution in excess of)
      net investment income..............................   $      1,954     $    12,442     $      1,494   $      7,787
                                                            ============     ===========     ============   ============
 * Commencement of operations

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

            DJ WILSHIRE                       DJ                              DJ
          SMALL CAP VALUE                GLOBAL TITANS                  WILSHIRE REIT
                ETF                           ETF                            ETF
    ---------------------------   ---------------------------   ------------------------------
     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED
     6/30/2006      6/30/2005      6/30/2006      6/30/2005       6/30/2006        6/30/2005
    ------------   ------------   ------------   ------------   --------------   -------------
    $2,065,233...  $  1,800,801   $  1,882,487   $  2,337,305   $   31,326,095   $  25,585,546
    7,796,365...      7,843,730      4,661,097       (997,020)      82,214,447      37,862,596
    4,995,608...       (976,788)     1,524,620      3,407,654       58,193,073      91,226,313
    ------------   ------------   ------------   ------------   --------------   -------------
    14,857,206..      8,667,743      8,068,204      4,747,939      171,733,615     154,674,455
    ------------   ------------   ------------   ------------   --------------   -------------
      (1,960,638)    (1,787,331)    (1,869,699)    (2,307,295)     (37,602,831)    (24,355,234)
      (3,178,795)    (4,109,398)            --             --       (5,390,964)             --
    ------------   ------------   ------------   ------------   --------------   -------------
      (5,139,433)    (5,896,729)    (1,869,699)    (2,307,295)     (42,993,795)    (24,355,234)
    ------------   ------------   ------------   ------------   --------------   -------------
    18,935,465..     25,981,471      6,628,720     43,268,643      590,604,411     409,443,014
    17,589......         12,716          1,569          1,193          256,774         156,225
     (15,910,446)   (17,109,374)   (42,688,496)    (6,388,083)    (329,612,103)   (327,809,240)
    ------------   ------------   ------------   ------------   --------------   -------------
    3,042,608...      8,884,813    (36,058,207)    36,881,753      261,249,082      81,789,999
    ------------   ------------   ------------   ------------   --------------   -------------
    12,760,381..     11,655,827    (29,859,702)    39,322,397      389,988,902     212,109,220
    88,583,427..     76,927,600    106,903,680     67,581,283      659,222,899     447,113,679
    ------------   ------------   ------------   ------------   --------------   -------------
    $101,343,808.. $ 88,583,427   $ 77,043,978   $106,903,680   $1,049,211,801   $ 659,222,899
    ============   ============   ============   ============   ==============   =============
    300,000.....        150,000        100,000        700,000        7,400,000       2,400,000
    1,000,395...             --             --             --        7,803,171              --
    285.........             71             24             19            3,640             863
        (250,000)      (100,000)      (650,000)      (100,000)      (4,750,000)     (1,950,000)
    ------------   ------------   ------------   ------------   --------------   -------------
    1,050,680...         50,071       (549,976)       600,019       10,456,811         450,863
    ============   ============   ============   ============   ==============   =============
    $147,684.....  $    210,668   $     20,578   $     10,774   $    5,441,643   $   4,039,184
    ============   ============   ============   ============   ==============   =============

STREETTRACKS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                                   KBW               KBW              KBW
                                                                   BANK        CAPITAL MARKETS     INSURANCE
                                                                   ETF               ETF              ETF
                                                              --------------   ---------------   --------------
                                                              FOR THE PERIOD   FOR THE PERIOD    FOR THE PERIOD
                                                               11/8/2005*-       11/8/2005*-      11/8/2005*-
                                                                6/30/2006         6/30/2006        6/30/2006
                                                              --------------   ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..............................  $   1,665,121     $     901,496     $    346,849
  Net realized gain (loss) on investments and foreign
    currency transactions...................................      1,901,499         6,592,561         (242,378)
  Net change in unrealized appreciation (depreciation) on
    investments and foreign currency transactions...........         37,711        (4,036,694)        (710,686)
                                                              -------------     -------------     ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................      3,604,331         3,457,363         (606,215)
                                                              -------------     -------------     ------------
  UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN PRICE OF
    FUND SHARES ISSUED AND REDEEMED.........................             --                --               --
                                                              -------------     -------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................     (1,533,888)         (886,514)        (327,506)
  Net realized gains........................................             --                --               --
  Return of capital.........................................             --                --               --
                                                              -------------     -------------     ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS.......................     (1,533,888)         (886,514)        (327,506)
                                                              -------------     -------------     ------------
STREETTRACKS TRANSACTIONS:
  Net proceeds from streetTRACKS sold.......................    526,161,182       173,435,282       78,322,768
  Net proceeds from reinvestment of streetTRACKS
    distributions...........................................             --                --               --
  Cost of streetTRACKS redeemed.............................   (380,475,606)     (125,447,167)     (41,533,848)
  Net income equalization...................................             --                --               --
                                                              -------------     -------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM STREETTRACKS
  TRANSACTIONS..............................................    145,685,576        47,988,115       36,788,920
                                                              -------------     -------------     ------------
  Net increase (decrease) in net assets during year.........    147,756,019        50,558,964       35,855,199
  Net assets at beginning of year...........................             --                --               --
                                                              -------------     -------------     ------------
NET ASSETS END OF YEAR (1)..................................  $ 147,756,019     $  50,558,964     $ 35,855,199
                                                              =============     =============     ============
SHARES OF BENEFICIAL INTEREST:
  streetTRACKS sold.........................................      9,950,000         3,000,000        1,500,000
  streetTRACKS issued in connection with stock splits.......             --                --               --
  streetTRACKS issued to shareholders from reinvestment of
    distributions...........................................             --                --               --
  streetTRACKS redeemed.....................................     (7,200,000)       (2,100,000)        (800,000)
                                                              -------------     -------------     ------------
NET INCREASE (DECREASE).....................................      2,750,000           900,000          700,000
                                                              =============     =============     ============
(1) Including undistributed (distribution in excess of) net
      investment income.....................................  $     131,233     $      19,490     $     19,343
                                                              =============     =============     ============
 * Commencement of operations

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           MORGAN STANLEY               SPDR                     SPDR                     SPDR
             TECHNOLOGY               DIVIDEND                 O-STRIP                  BIOTECH
                ETF                     ETF                      ETF                      ETF
    ----------------------------   --------------   ------------------------------   --------------
                                   FOR THE PERIOD                   FOR THE PERIOD   FOR THE PERIOD
     YEAR ENDED      YEAR ENDED     11/8/2005*-      YEAR ENDED       9/9/2004*-      1/31/2006*-
      6/30/2006      6/30/2005       6/30/2006        6/30/2006       6/30/2005        6/30/2006
    -------------   ------------   --------------   -------------   --------------   --------------
    $      96,773   $     62,613    $  1,466,102    $      73,254    $  1,467,507     $    (47,923)
        5,361,921     (3,369,780)         24,659          682,205       5,551,497       (1,327,319)
      (16,336,454)     2,027,332       1,581,695        1,323,970      (1,851,096)      (1,783,760)
    -------------   ------------    ------------    -------------    ------------     ------------
      (10,877,760)    (1,279,835)      3,072,456        2,079,429       5,167,908       (3,159,002)
    -------------   ------------    ------------    -------------    ------------     ------------
               --             --          (1,219)              --              --               --
    -------------   ------------    ------------    -------------    ------------     ------------
          (96,773)       (67,311)     (1,359,788)         (75,524)     (1,465,052)              --
               --             --              --          (28,214)             --               --
          (17,750)            --              --               --              --               --
    -------------   ------------    ------------    -------------    ------------     ------------
         (114,523)       (67,311)     (1,359,788)        (103,738)     (1,465,052)              --
    -------------   ------------    ------------    -------------    ------------     ------------
      276,749,443     18,874,090      98,549,837       42,994,299     136,830,818       61,945,862
               --             --             109               --              --               --
     (151,430,514)   (11,575,186)             --     (109,823,294)    (70,725,788)     (28,952,254)
               --             --           1,219               --              --               --
    -------------   ------------    ------------    -------------    ------------     ------------
      125,318,929      7,298,904      98,551,165      (66,828,995)     66,105,030       32,993,608
    -------------   ------------    ------------    -------------    ------------     ------------
      114,326,646      5,951,758     100,262,614      (64,853,304)     69,807,886       29,834,606
       30,546,386     24,594,628              --       69,807,886              --               --
    -------------   ------------    ------------    -------------    ------------     ------------
    $ 144,873,032   $ 30,546,386    $100,262,614    $   4,954,582    $ 69,807,886       29,834,606
    =============   ============    ============    =============    ============     ============
        5,250,000        400,000       1,800,000          800,000       1,050,000        1,250,000
               --             --              --               --         800,000               --
               --             --               2               --              --               --
       (2,950,000)      (250,000)             --       (2,100,000)       (450,000)        (600,000)
    -------------   ------------    ------------    -------------    ------------     ------------
        2,300,000        150,000       1,800,002       (1,300,000)      1,400,000          650,000
    =============   ============    ============    =============    ============     ============
    $          --   $         --    $    194,418    $         185    $      2,455     $         --
    =============   ============    ============    =============    ============     ============

STREETTRACKS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                                   SPDR             SPDR             SPDR
                                                               HOMEBUILDERS    SEMICONDUCTOR    METALS & MINING
                                                                   ETF              ETF               ETF
                                                              --------------   --------------   ---------------
                                                              FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                                               1/31/2006*-      1/31/2006*-       6/19/2006*-
                                                                6/30/2006        6/30/2006         6/30/2006
                                                              --------------   --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..............................  $     106,168     $     18,917      $    11,354
  Net realized gain (loss) on investments and foreign
    currency transactions...................................     (7,373,332)      (2,442,046)              --
  Net change in unrealized appreciation (depreciation) on
    investments and foreign currency transactions...........    (15,306,419)      (5,289,967)       3,386,116
                                                              -------------     ------------      -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................    (22,573,583)      (7,713,096)       3,397,470
                                                              -------------     ------------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................       (122,923)         (26,243)              --
  Net realized gains........................................             --               --               --
                                                              -------------     ------------      -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS.......................       (122,923)         (26,243)              --
                                                              -------------     ------------      -----------
STREETTRACKS TRANSACTIONS:
  Net proceeds from streetTRACKS sold.......................    393,968,465       87,369,614       26,652,871
  Net proceeds from reinvestment of streetTRACKS
    distributions...........................................             --               --               --
  Cost of streetTRACKS redeemed.............................   (205,364,432)     (32,340,051)              --
                                                              -------------     ------------      -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM STREETTRACKS
  TRANSACTIONS..............................................    188,604,033       55,029,563       26,652,871
                                                              -------------     ------------      -----------
  Net increase (decrease) in net assets during year.........    165,907,527       47,290,224       30,050,341
  Net assets at beginning of year...........................             --               --               --
                                                              -------------     ------------      -----------
NET ASSETS END OF YEAR (1)..................................  $ 165,907,527     $ 47,290,224      $30,050,341
                                                              =============     ============      ===========
SHARES OF BENEFICIAL INTEREST:
  streetTRACKS sold.........................................      9,900,000        1,650,000          600,000
  streetTRACKS issued in connection with stock splits.......             --               --               --
  streetTRACKS issued to shareholders from reinvestment of
    distributions...........................................             --               --               --
  streetTRACKS redeemed.....................................     (5,000,000)        (650,000)              --
                                                              -------------     ------------      -----------
NET INCREASE (DECREASE).....................................      4,900,000        1,000,000          600,000
                                                              =============     ============      ===========
(1) Including undistributed (distribution in excess of) net
      investment income.....................................  $          --     $         --      $    11,354
                                                              =============     ============      ===========
 * Commencement of operations

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

       SPDR OIL & GAS           SPDR OIL & GAS             SPDR              SPDR              KBW
    EQUIPMENT & SERVICES   EXPLORATION & PRODUCTION   PHARMACEUTICALS       RETAIL       REGINAL BANKING
            ETF                      ETF                    ETF              ETF               ETF
    --------------------   ------------------------   ---------------   --------------   ---------------
       FOR THE PERIOD           FOR THE PERIOD        FOR THE PERIOD    FOR THE PERIOD   FOR THE PERIOD
        6/19/2006*-              6/19/2006*-            6/19/2006*-      6/19/2006*-       6/19/2006*-
         6/30/2006                6/30/2006              6/30/2006        6/30/2006         6/30/2006
    --------------------   ------------------------   ---------------   --------------   ---------------
        $       716              $       535            $     1,350      $     4,601      $     42,061
                 --                       --                     --               --            29,917
          1,536,825                2,659,016                228,524          489,448         1,251,577
        -----------              -----------            -----------      -----------      ------------
          1,537,541                2,659,551                229,874          494,049         1,323,555
        -----------              -----------            -----------      -----------      ------------
                 --                       --                     --               --                --
                 --                       --                     --               --                --
        -----------              -----------            -----------      -----------      ------------
                 --                       --                     --               --                --
        -----------              -----------            -----------      -----------      ------------
         13,997,050               16,900,433             15,708,800       20,193,431       133,309,275
    --.............                       --                     --               --                --
                 --                       --                     --               --       (35,556,594)
        -----------              -----------            -----------      -----------      ------------
         13,997,050               16,900,433             15,708,800       20,193,431        97,752,681
        -----------              -----------            -----------      -----------      ------------
         15,534,591               19,559,984             15,938,674       20,687,480        99,076,236
                 --                       --                     --               --                --
        -----------              -----------            -----------      -----------      ------------
        $15,534,591              $19,559,984            $15,938,674      $20,687,480      $ 99,076,236
        ===========              ===========            ===========      ===========      ============
            500,000                  500,000                500,000          550,000         2,800,000
    --.............                       --                     --               --                --
    --.............                       --                     --               --                --
                 --                       --                     --               --          (750,000)
        -----------              -----------            -----------      -----------      ------------
            500,000                  500,000                500,000          550,000         2,050,000
        ===========              ===========            ===========      ===========      ============
                716
        $                        $       535            $     1,350      $     4,601      $     42,061
        ===========              ===========            ===========      ===========      ============

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FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                           DJ WILSHIRE
                                                                         TOTAL MARKET ETF
                                                  --------------------------------------------------------------
                                                  YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                  6/30/2006    6/30/2005    6/30/2004    6/30/2003    6/30/2002
                                                  ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD............   $ 85.26      $  80.87     $  69.97     $ 71.67      $ 87.13
                                                   -------      --------     --------     -------      -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income...........................      1.50          1.69         1.17        1.05         1.02
Net realized and unrealized gain (loss) (5).....      6.54          4.38        10.89       (1.68)      (15.49)
                                                   -------      --------     --------     -------      -------
Total from investment operations................      8.04          6.07        12.06       (0.63)      (14.47)
                                                   -------      --------     --------     -------      -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...........................     (1.48)        (1.68)       (1.16)      (1.07)       (0.99)
                                                   -------      --------     --------     -------      -------
NET ASSET VALUE, END OF PERIOD..................   $ 91.82      $  85.26     $  80.87     $ 69.97      $ 71.67
                                                   =======      ========     ========     =======      =======
TOTAL RETURN (1)................................      9.47%         7.55%       17.31%      (0.77)%     (16.69)%
Net assets, end of period (in 000's)............   $96,416      $106,580     $113,229     $80,474      $75,264
Ratio of expenses to average net assets.........      0.21%         0.21%        0.22%       0.24%        0.23%
Ratio of net investment income (loss) to average
  net assets....................................      1.62%         2.05%        1.59%       1.65%        1.25%
Portfolio turnover rate (3).....................         2%           32%           5%          6%           6%

See accompanying notes to Financial Highlights on page 204 and notes to financial statements.

--------------------------------------------------------------------------------

     DJ WILSHIRE
    LARGE CAP ETF                               DJ WILSHIRE
    --------------                          LARGE CAP GROWTH ETF
    FOR THE PERIOD   ------------------------------------------------------------------
     11/8/2005*-     YEAR ENDED   YEAR ENDED   YEAR ENDED     YEAR ENDED     YEAR ENDED
      6/30/2006      6/30/2006    6/30/2005    6/30/2004      6/30/2003      6/30/2002
    --------------   ----------   ----------   ----------   --------------   ----------
        $56.03        $  46.27     $ 47.56      $ 40.98        $ 41.07        $ 60.81
        ------        --------     -------      -------        -------        -------
          0.94            0.34        0.71         0.23           0.24(4)        0.16
          2.11            2.78       (1.29)        6.60          (0.10)        (19.77)
        ------        --------     -------      -------        -------        -------
          3.05            3.12       (0.58)        6.83           0.14         (19.61)
        ------        --------     -------      -------        -------        -------
         (0.91)          (0.34)      (0.71)       (0.25)         (0.23)         (0.13)
        ------        --------     -------      -------        -------        -------
        $58.17        $  49.05     $ 46.27      $ 47.56        $ 40.98        $ 41.07
        ======        ========     =======      =======        =======        =======
          5.47%           6.75%      (1.25)%      16.70%          0.38%        (32.29)%
        $5,817        $137,353     $80,981      $68,973        $22,542        $16,431
          0.21%(2)        0.21%       0.21%        0.21%          0.23%          0.25%
          1.68%(2)        0.74%       1.57%        0.59%          0.64%          0.32%
             4%             43%         21%          20%            37%            18%

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SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                               DJ WILSHIRE
                                                                           LARGE CAP VALUE ETF
                                                --------------------------------------------------------------------------
                                                 YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                6/30/2006(6)   6/30/2005(6)   6/30/2004(6)   6/30/2003(6)    6/30/2002(6)
                                                ------------   ------------   ------------   ------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD..........    $  67.72        $ 62.91        $ 55.76        $ 55.69        $ 64.72
                                                  --------        -------        -------        -------        -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income.........................        1.80           1.70           1.51           1.34           1.17
Net realized and unrealized gain (loss) (5)...        5.44           4.81           7.10           0.09          (9.05)
                                                  --------        -------        -------        -------        -------
Total from investment operations..............        7.24           6.51           8.61           1.43          (7.88)
                                                  --------        -------        -------        -------        -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.........................       (1.81)         (1.70)         (1.46)         (1.36)         (1.15)
                                                  --------        -------        -------        -------        -------
NET ASSET VALUE, END OF PERIOD................    $  73.15        $ 67.72        $ 62.91        $ 55.76        $ 55.69
                                                  ========        =======        =======        =======        =======
TOTAL RETURN (1)..............................       10.80%         10.43%         15.54%          2.87%        (12.31)%
Net assets, end of period (in 000's)..........    $102,432        135,456         94,370         44,616         38,989
Ratio of expenses to average net assets.......        0.21%          0.21%          0.21%          0.23%          0.24%
Ratio of net investment income (loss) to
  average net assets..........................        2.52%          2.51%          2.72%          2.54%          1.81%
Portfolio turnover rate (3)...................          42%            19%            28%            33%            10%

See accompanying notes to Financial Highlights on page 204 and notes to financial statements.

--------------------------------------------------------------------------------

     DJ WILSHIRE        DJ WILSHIRE          DJ WILSHIRE       DJ WILSHIRE
     MID CAP ETF     MID CAP GROWTH ETF   MID CAP VALUE ETF   SMALL CAP ETF
    --------------   ------------------   -----------------   --------------
    FOR THE PERIOD     FOR THE PERIOD      FOR THE PERIOD     FOR THE PERIOD
     11/8/2005*-        11/8/2005*-          11/8/2005*-       11/8/2005*-
      6/30/2006          6/30/2006            6/30/2006         6/30/2006
    --------------   ------------------   -----------------   --------------
       $ 49.18            $ 53.95              $50.42            $ 52.42
       -------            -------              ------            -------
          0.41               0.11                0.73               0.46
          3.96               4.26                4.18               5.56
       -------            -------              ------            -------
          4.37               4.37                4.91               6.02
       -------            -------              ------            -------
         (0.39)             (0.10)              (0.70)             (0.41)
       -------            -------              ------            -------
       $ 53.16            $ 58.22              $54.63            $ 58.03
       =======            =======              ======            =======
          8.92%              8.10%               9.76%             11.49%
       $15,949            $20,375              $8,194            $26,113
          0.26%(2)           0.26%(2)            0.26%(2)           0.26%(2)
          1.24%(2)           0.30%(2)            2.20%(2)           1.35%(2)
            25%                34%                 29%                10%

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FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                           DJ WILSHIRE
                                                                       SMALL CAP GROWTH ETF
                                                  --------------------------------------------------------------
                                                  YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                  6/30/2006    6/30/2005    6/30/2004    6/30/2003    6/30/2002
                                                  ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD............   $ 75.96      $ 69.92      $ 53.55      $ 54.10      $ 79.15
                                                   -------      -------      -------      -------      -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................      0.23         0.33         0.39(4)     (0.02)       0.00+
Net realized and unrealized gain (loss) (5).....     11.17         6.03        16.30        (0.53)      (25.05)
                                                   -------      -------      -------      -------      -------
Total from investment operations................     11.40         6.36        16.69        (0.55)      (25.05)
                                                   -------      -------      -------      -------      -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...........................     (0.25)       (0.32)       (0.32)          --           --
Net realized gains..............................        --           --           --           --           --
                                                   -------      -------      -------      -------      -------
Total distributions.............................     (0.25)       (0.32)       (0.32)          --           --
                                                   -------      -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD..................   $ 87.11      $ 75.96      $ 69.92      $ 53.55      $ 54.10
                                                   =======      =======      =======      =======      =======
TOTAL RETURN (1)................................     15.02%        9.13%       31.19%       (1.02)%     (31.64)%
Net assets, end of period (in 000's)............   $78,405      $53,183      $55,944      $18,747      $21,647
Ratio of expenses to average net assets.........      0.26%        0.26%        0.27%        0.29%        0.30%
Ratio of net investment income (loss) to average
  net assets....................................      0.26%        0.46%        0.59%       (0.04)%      (0.22)%
Portfolio turnover rate (3).....................        84%          36%          63%          60%          46%

See accompanying notes to Financial Highlights on page 204 and notes to financial statements.

--------------------------------------------------------------------------------

                                  DJ WILSHIRE
                              SMALL CAP VALUE ETF
    ------------------------------------------------------------------------
     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
    6/30/2006(6)   6/30/2005(6)   6/30/2004(6)   6/30/2003(6)   6/30/2002(6)
    ------------   ------------   ------------   ------------   ------------
      $  59.03        $ 56.97        $ 45.07        $ 45.17        $ 42.98
      --------        -------        -------        -------        -------
          1.40(4)        1.14(4)        0.91           1.26           0.96
          8.21           4.55          12.92           0.14           3.82
      --------        -------        -------        -------        -------
          9.61           5.69          13.83           1.40           4.78
      --------        -------        -------        -------        -------
         (1.30)         (1.14)         (0.75)         (1.20)         (1.01)
         (1.99)         (2.49)         (1.18)         (0.30)         (1.58)
      --------        -------        -------        -------        -------
         (3.29)         (3.63)         (1.93)         (1.50)         (2.59)
      --------        -------        -------        -------        -------
      $  65.35        $ 59.03        $ 56.97        $ 45.07        $ 45.17
      ========        =======        =======        =======        =======
         16.66%         10.07%         30.92%          3.57%         11.54%
      $101,344        $88,583        $76,928        $33,813        $54,217
          0.26%          0.26%          0.27%          0.29%          0.28%
          2.21%          2.00%          1.88%          2.76%          2.31%
            97%            33%            54%            43%            29%

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FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                       DJ GLOBAL TITANS ETF
                                                  --------------------------------------------------------------
                                                  YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                  6/30/2006    6/30/2005    6/30/2004    6/30/2003    6/30/2002
                                                  ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD............   $ 62.88      $  61.43     $ 54.04      $ 56.00      $ 70.60
                                                   -------      --------     -------      -------      -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income...........................      1.46          1.47        0.72         0.90(4)      0.62
Net realized and unrealized gain (loss) (5).....      4.08          1.44        7.60        (1.67)      (14.63)
                                                   -------      --------     -------      -------      -------
Total from investment operations................      5.54          2.91        8.32        (0.77)      (14.01)
                                                   -------      --------     -------      -------      -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...........................     (1.44)        (1.46)      (0.93)       (1.19)       (0.59)
Net realized gains..............................        --            --          --           --           --
                                                   -------      --------     -------      -------      -------
Total distributions.............................     (1.44)        (1.46)      (0.93)       (1.19)       (0.59)
                                                   -------      --------     -------      -------      -------
NET ASSET VALUE, END OF PERIOD..................   $ 66.98      $  62.88     $ 61.43      $ 54.04      $ 56.00
                                                   =======      ========     =======      =======      =======
TOTAL RETURN (1)................................      8.88%         4.75%      15.47%       (1.21)%     (19.92)%
Net assets, end of period (in 000's)............   $77,044      $106,904     $67,581      $10,814      $25,207
Ratio of expenses to average net assets.........      0.51%         0.51%       0.51%        0.54%        0.55%
Ratio of net investment income (loss) to average
  net assets....................................      2.11%         2.47%       1.84%        1.77%        1.07%
Portfolio turnover rate (3).....................         9%           36%         15%          13%          12%

See accompanying notes to Financial Highlights on page 204 and notes to financial statements.

--------------------------------------------------------------------------------

                            DJ WILSHIRE REIT ETF
----------------------------------------------------------------------------
     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
    6/30/2006(6)   6/30/2005(6)   6/30/2004(6)   6/30/2003(6)   6/30/2002(6)
    ------------   ------------   ------------   ------------   ------------
     $    65.56      $  51.38       $  42.59       $  43.48        $ 40.24
     ----------      --------       --------       --------        -------
           2.99          2.98(4)        2.59(4)        2.09           2.73(4)
          10.88         14.00           8.69          (0.79)          3.21
     ----------      --------       --------       --------        -------
          13.87         16.98          11.28           1.30           5.94
     ----------      --------       --------       --------        -------
          (3.00)        (2.80)         (2.33)         (2.05)         (2.47)
          (0.45)           --          (0.16)         (0.14)         (0.23)
     ----------      --------       --------       --------        -------
          (3.45)        (2.80)         (2.49)         (2.19)         (2.70)
     ----------      --------       --------       --------        -------
     $    75.98      $  65.56       $  51.38       $  42.59        $ 43.48
     ==========      ========       ========       ========        =======
          21.73%        33.64%         26.70%          3.41%         15.53%
     $1,049,212      $659,223       $447,114       $121,398        $32,622
           0.26%         0.26%          0.26%          0.28%          0.30%
           3.57%         5.06%          5.23%          6.95%          6.74%
             11%           12%            15%            10%            15%

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FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                 KBW BANK       KBW CAPITAL          KBW
                                                                   ETF          MARKETS ETF     INSURANCE ETF
                                                              --------------   --------------   --------------
                                                              FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                                               11/8/2005*-      11/8/2005*-      11/8/2005*-
                                                                6/30/2006        6/30/2006        6/30/2006
                                                              --------------   --------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD........................     $  50.17         $ 53.07          $ 52.12
                                                                 --------         -------          -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income.......................................         0.93            2.63             0.44
Net realized and unrealized gain (loss) (5).................         3.52            3.09            (0.93)
                                                                 --------         -------          -------
Total from investment operations............................         4.45            5.72            (0.49)
                                                                 --------         -------          -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................................        (0.89)          (2.61)           (0.41)
Return of capital...........................................           --              --               --
                                                                 --------         -------          -------
Total distributions.........................................        (0.89)          (2.61)           (0.41)
NET ASSET VALUE, END OF PERIOD..............................     $  53.73         $ 56.18          $ 51.22
                                                                 ========         =======          =======
TOTAL RETURN (1)............................................         8.90%          10.55%           (0.93)%
Net assets, end of period (in 000's)........................     $147,756         $50,559          $35,855
Ratio of expenses to average net assets.....................         0.36%(2)        0.36%(2)         0.36%(2)
Ratio of net investment income (loss) to average net
  assets....................................................         3.06%(2)        2.42%(2)         1.27%(2)
Portfolio turnover rate (3).................................           22%             11%              16%

See accompanying notes to Financial Highlights on page 204 and notes to financial statements.

--------------------------------------------------------------------------------

                            MORGAN STANLEY
                              TECHNOLOGY
                                 ETF
    --------------------------------------------------------------
    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
    6/30/2006    6/30/2005    6/30/2004    6/30/2003    6/30/2002
    ----------   ----------   ----------   ----------   ----------
     $  46.99     $ 49.18      $ 36.67      $ 33.30      $ 58.17
     --------     -------      -------      -------      -------
         0.03        0.11        (0.09)(4)    (0.08)       0.00+
         2.13       (2.19)       12.60         3.45       (24.87)
     --------     -------      -------      -------      -------
         2.16       (2.08)       12.51         3.37       (24.87)
     --------     -------      -------      -------      -------
        (0.03)      (0.11)          --           --           --
        (0.01)         --           --           --           --
     --------     -------      -------      -------      -------
        (0.04)      (0.11)          --           --           --
     $  49.11     $ 46.99      $ 49.18      $ 36.67      $ 33.30
     ========     =======      =======      =======      =======
         4.60%      (4.25)%      34.11%       10.14%      (42.77)%
     $144,873     $30,546      $24,595      $34,842      $53,276
         0.51%       0.51%        0.52%        0.53%        0.54%
         0.07%       0.24%       (0.20)%      (0.21)%      (0.30)%
           23%         46%          17%          23%          37%

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FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                                             SPDR                   SPDR                    SPDR
                                                         DIVIDEND ETF            O-STRIP ETF            BIOTECH ETF
                                                        --------------   ---------------------------   --------------
                                                        FOR THE PERIOD                FOR THE PERIOD   FOR THE PERIOD
                                                         11/8/2005*-     YEAR ENDED     9/9/2004*-      1/31/2006*-
                                                          6/30/2006      6/30/2006     6/30/2005(7)      6/30/2006
                                                        --------------   ----------   --------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD..................     $  53.49        $49.86        $ 47.96          $ 49.67
                                                           --------        ------        -------          -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income.................................         1.12          0.22           1.42            (0.07)
Net realized and unrealized gain (loss) (5)...........         2.15         (0.28)          1.90            (3.70)
                                                           --------        ------        -------          -------
Total from investment operations......................         3.27         (0.06)          3.32            (3.77)
                                                           --------        ------        -------          -------
Undistributed net investment income included in price
  of units issued and redeemed........................        0.00+            --             --               --
                                                           --------        ------        -------          -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.................................        (1.06)        (0.22)         (1.42)              --
Net realized gains....................................           --         (0.03)            --               --
                                                           --------        ------        -------          -------
Total distributions...................................        (1.06)        (0.25)         (1.42)              --
                                                           --------        ------        -------          -------
NET ASSET VALUE, END OF PERIOD........................     $  55.70        $49.55        $ 49.86          $ 45.90
                                                           ========        ======        =======          =======
TOTAL RETURN (1)......................................         6.16%        (0.16)%         6.77%           (7.59)%
Net assets, end of period (in 000's)..................     $100,263        $4,955        $69,808          $29,835
Ratio of expenses to average net assets...............         0.30%(2)      0.36%          0.36%(2)         0.36%(2)
Ratio of expense to average net assets before
  waivers.............................................         0.36%(2)        --             --               --
Ratio of net investment income (loss) to average net
  assets..............................................         3.45%(2)      0.23%          3.25%(2)        (0.33)%(2)
Portfolio turnover rate (3)...........................           25%           15%             8%              38%

 *   Commencement of operations.
 +   Amount is less than $0.005 per share.
(1)  Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset
     value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be
     reinvested at net asset value per share on the respective
     payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(2)  Annualized
(3)  Portfolio Turnover rate excludes securities received or delivered from processing of creations or redemptions on
     streetTRACKS.
(4)  Per share numbers have been calculated using the average shares method.
(5)  The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to
     fluctuating market values for the Fund.
(6)  All per share amounts representing data prior to September
     21, 2005 have been adjusted for the affect of stock splits which occurred on September 21, 2005, as follows: DJ
     Wilshire Large Cap Value ETF: 2 for 1; DJ Wilshire Small Cap
     Value ETF and DJ Wilshire REIT ETF: 3 for 1.
(7)  Beginning NAV and distributions to shareholders have been adjusted for the effect of a 3 for 1 stock split which
     occurred on June 15, 2005.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                                                             SPDR
                                                            SPDR          OIL & GAS
         SPDR             SPDR             SPDR          OIL & GAS      EXPLORATION &         SPDR
     HOMEBUILDERS    SEMICONDUCTOR       METALS &       EQUIPMENT &       PRODUCTION     PHARMACEUTICALS        SPDR
         ETF              ETF           MINING ETF      SERVICES ETF         ETF               ETF           RETAIL ETF
    --------------   --------------   --------------   --------------   --------------   ---------------   --------------
    FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD    FOR THE PERIOD
     1/31/2006*-      1/31/2006*-      6/19/2006*-      6/19/2006*-      6/19/2006*-       6/19/2006*-      6/19/2006*-
      6/30/2006        6/30/2006        6/30/2006        6/30/2006        6/30/2006         6/30/2006        6/30/2006
    --------------   --------------   --------------   --------------   --------------   ---------------   --------------
       $  46.92         $ 53.32          $ 43.29          $ 27.99          $ 33.80           $ 31.42          $ 36.72
       --------         -------          -------          -------          -------           -------          -------
           0.07            0.02             0.02            0.00+            0.00+             0.00+             0.01
         (13.06)          (6.03)            6.77             3.08             5.32              0.46             0.88
       --------         -------          -------          -------          -------           -------          -------
         (12.99)          (6.01)            6.79             3.08             5.32              0.46             0.89
       --------         -------          -------          -------          -------           -------          -------
             --              --               --               --               --                --               --
       --------         -------          -------          -------          -------           -------          -------
          (0.07)          (0.02)              --               --               --                --               --
             --              --               --               --               --                --               --
       --------         -------          -------          -------          -------           -------          -------
          (0.07)          (0.02)              --               --               --                --               --
       --------         -------          -------          -------          -------           -------          -------
       $  33.86         $ 47.29          $ 50.08          $ 31.07          $ 39.12           $ 31.88          $ 37.61
       ========         =======          =======          =======          =======           =======          =======
         (27.70)%        (11.26)%          15.70%           10.98%           15.74%             1.46%            2.42%
       $165,908         $47,290          $30,050          $15,535          $19,560           $15,939          $20,687
           0.36%(2)        0.36%(2)         0.36%(2)         0.36%(2)         0.36%(2)          0.36%(2)         0.36%(2)
             --              --               --               --               --                --               --
           0.34%(2)        0.10%(2)         1.65%(2)         0.17%(2)         0.10%(2)          0.29%(2)         0.82%(2)
             19%             40%               0%               0%               0%                0%               0%


          KBW
        REGIONAL
      BANKING ETF
     --------------
     FOR THE PERIOD
      6/19/2006*-
       6/30/2006
     --------------
        $ 48.02
        -------
           0.02
           0.29
        -------
           0.31
        -------
             --
        -------
             --
             --
        -------
             --
        -------
        $ 48.33
        =======
           0.66%
        $99,076
           0.36%(2)
             --
           4.01%(2)
              0%

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006
--------------------------------------------------------------------------------

1.  ORGANIZATION

The streetTRACKS Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, is an open-end investment management company that was organized as a Massachusetts business trust on June 12, 1998. The Trust currently consists of thirty-eight portfolios, (each referred to as a "Fund", collectively as "the Funds") streetTRACKS DJ Wilshire Total Market ETF ("DJ Wilshire Total Market ETF"), streetTRACKS DJ Wilshire Large Cap ETF ("DJ Wilshire Large Cap ETF"), streetTRACKS DJ Wilshire Large Cap Growth ETF ("DJ Wilshire Large Cap Growth ETF"), streetTRACKS DJ Wilshire Large Cap Value ETF ("DJ Wilshire Large Cap Value ETF"), streetTRACKS DJ Wilshire Mid Cap ETF ("DJ Wilshire Mid Cap ETF"), streetTRACKS DJ Wilshire Mid Cap Growth ETF ("DJ Wilshire Mid Cap Growth ETF"), streetTRACKS DJ Wilshire Mid Cap Value ETF ("DJ Wilshire Mid Cap Value ETF"), streetTRACKS DJ Wilshire Small Cap ETF ("DJ Wilshire Small Cap ETF"), streetTRACKS DJ Wilshire Small Cap Growth ETF ("DJ Wilshire Small Cap Growth ETF"), streetTRACKS DJ Wilshire Small Cap Value ETF ("DJ Wilshire Small Cap Value ETF"), streetTRACKS DJ Global Titans ETF ("DJ Global Titans ETF"), streetTRACKS DJ Wilshire REIT ETF ("DJ Wilshire REIT ETF"), streetTRACKS KBW Bank ETF ("KBW Bank ETF"), streetTRACKS KBW Capital Markets ETF ("KBW Capital Markets ETF"), streetTRACKS KBW Insurance ETF ("KBW Insurance ETF"), streetTRACKS Morgan Stanley Technology ETF ("Morgan Stanley Technology ETF"), SPDR Dividend ETF, SPDR O-Strip ETF, SPDR Biotech ETF, SPDR Homebuilders ETF, SPDR Semiconductor ETF, SPDR Metals & Mining ETF, SPDR Oil & Gas Equipment & Services ETF, SPDR Oil & Gas Exploration & Production ETF, SPDR Pharmaceuticals ETF, SPDR Retail ETF, and streetTRACKS KBW Regional Banking ETF ("KBW Regional Banking ETF"), each of which represents a separate series of beneficial interest in the Trust. DJ Wilshire Large Cap ETF, DJ Wilshire Mid Cap ETF, DJ Wilshire Mid Cap Growth ETF, DJ Wilshire Mid Cap Value ETF, DJ Wilshire Small Cap ETF, KBW Bank ETF, KBW Capital Markets ETF, KBW Insurance ETF and SPDR Dividend ETF commenced operations on November 8, 2005. SPDR Biotech ETF, SPDR Homebuilders ETF and SPDR Semiconductor ETF commenced operations on January 31, 2006. SPDR Metals & Mining ETF, SPDR Oil & Gas Equipment & Services ETF, SPDR Oil & Gas Exploration & Production ETF, SPDR Pharmaceuticals ETF, SPDR Retail ETF, and KBW Regional Banking ETF commenced operations on June 19, 2006. SPDR Aerospace & Defense ETF, SPDR Building & Construction ETF, SPDR Computer Hardware ETF, SPDR Computer Software ETF, SPDR Health Care Equipment ETF, SPDR Health Care Services ETF, SPDR LeisureTime ETF, SPDR Outsourcing & IT Consulting ETF, SPDR Telecom ETF, SPDR Transportation ETF and streetTRACKS KBW Mortgage Finance ETF have not commenced of operations as of June 30, 2006.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

Portfolio securities are valued based on the last sale price on the exchange which is deemed to be the principal market for the security. Securities traded on the NASDAQ are valued at the NASDAQ official close price. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

EXPENSES

Advisory fees, which are directly identifiable to a specific Fund, are applied to that Fund. Trustee fees are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

EQUALIZATION

The SPDR Dividend ETF follows the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of Fund shares.

FEDERAL INCOME TAX

The Funds have qualified and intend to continue to qualify for and elect treatment as a "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, foreign currencies, REITS and losses deferred due to wash sales.

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

For the year ended June 30, 2006, the Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

                                                              NET GAIN (LOSS)
                                                              RECLASS AMOUNT
-----------------------------------------------------------------------------
DJ Wilshire Total Market ETF                                    $3,473,793
DJ Wilshire Large Cap ETF                                           40,284
DJ Wilshire Large Cap Growth ETF                                 5,014,185
DJ Wilshire Large Cap Value ETF                                  6,542,948
DJ Wilshire Mid Cap ETF                                          1,065,614
DJ Wilshire Mid Cap Growth ETF                                     619,877
DJ Wilshire Mid Cap Value ETF                                    1,863,827
DJ Wilshire Small Cap ETF                                          457,217
DJ Wilshire Small Cap Growth ETF                                 1,727,906
DJ Wilshire Small Cap Value ETF                                  2,302,550
DJ Global Titans ETF                                             4,660,433
DJ Wilshire REIT ETF                                            70,647,472
KBW Bank ETF                                                     1,934,627
KBW Capital Markets ETF                                          6,252,973
KBW Insurance ETF                                                  293,436
Morgan Stanley Technology ETF                                    7,825,027
SPDR Dividend ETF                                                       --
SPDR O-Strip ETF                                                 1,040,099
SPDR Biotech ETF                                                  (175,610)
SPDR Homebuilders ETF                                           (3,929,378)
SPDR Semiconductor ETF                                          (1,142,466)
SPDR Metals & Mining ETF                                                --
SPDR Oil & Gas Equipment & Services ETF                                 --
SPDR Oil & Gas Exploration & Production ETF                             --
SPDR Pharmaceuticals ETF                                                --
SPDR Retail ETF                                                         --
KBW Regional Banking ETF                                            29,917

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

At June 30, 2006, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring June 30:

                                          2009         2010            2011            2012           2013           2014
                                        --------    -----------    ------------    ------------    -----------    -----------
DJ Wilshire Total Market ETF                  --       (372,167)     (3,654,485)     (1,348,494)      (153,659)     4,841,395
DJ Wilshire Large Cap ETF                     --             --              --              --             --             --
DJ Wilshire Large Cap Growth ETF         (12,048)    (5,920,273)     (4,738,409)     (2,821,107)      (309,686)    (3,652,974)
DJ Wilshire Large Cap Value ETF               --             --        (707,042)       (652,025)    (2,898,052)            --
DJ Wilshire Mid Cap ETF                       --             --              --              --             --             --
DJ Wilshire Mid Cap Growth ETF                --             --              --              --             --             --
DJ Wilshire Mid Cap Value ETF                 --             --              --              --             --             --
DJ Wilshire Small Cap ETF                     --             --              --              --             --             --
DJ Wilshire Small Cap Growth ETF              --             --        (672,033)             --             --             --
DJ Wilshire Small Cap Value ETF               --             --              --              --             --             --
DJ Global Titans ETF                          --       (476,156)     (1,493,437)       (984,760)            --             --
DJ Wilshire REIT ETF                          --             --              --              --             --             --
KBW Bank ETF                                  --             --              --              --             --             --
KBW Capital Markets ETF                       --             --              --              --             --             --
KBW Insurance ETF                             --             --              --              --             --             --
Morgan Stanley Technology ETF             (1,836)    (2,341,875)    (10,238,030)    (19,143,628)    (8,746,932)    (3,784,746)
SPDR Dividend ETF                             --             --              --              --             --             --
SPDR O-Strip ETF                              --             --              --              --             --        (74,069)
SPDR Biotech ETF                              --             --              --              --             --             --
SPDR Homebuilders ETF                         --             --              --              --             --             --
SPDR Semiconductor ETF                        --             --              --              --             --             --
SPDR Metals & Mining ETF                      --             --              --              --             --             --
SPDR Oil & Gas Equipment & Services
  ETF                                         --             --              --              --             --             --
SPDR Oil & Gas Exploration &
  Production ETF                              --             --              --              --             --             --
SPDR Pharmaceuticals ETF                      --             --              --              --             --             --
SPDR Retail ETF                               --             --              --              --             --             --
KBW Regional Banking ETF                      --             --              --              --             --             --

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

The Funds incurred the following losses during the period November 1, 2005 through June 30, 2006 that are deferred for tax purposes until fiscal 2007:

                                                                   DEFERRED LOSSES
----------------------------------------------------------------------------------
DJ Wilshire Total Market ETF                                         $       --
DJ Wilshire Large Cap ETF                                                    --
DJ Wilshire Large Cap Growth ETF                                        167,654
DJ Wilshire Large Cap Value ETF                                              --
DJ Wilshire Mid Cap ETF                                                      --
DJ Wilshire Mid Cap Growth ETF                                               --
DJ Wilshire Mid Cap Value ETF                                                --
DJ Wilshire Small Cap ETF                                                    --
DJ Wilshire Small Cap Growth ETF                                             --
DJ Wilshire Small Cap Value ETF                                              --
DJ Global Titans ETF                                                     92,651
DJ Wilshire REIT ETF                                                         --
KBW Bank ETF                                                                 --
KBW Capital Markets ETF                                                      --
KBW Insurance ETF                                                            --
Morgan Stanley Technology ETF                                         2,191,596
SPDR Dividend ETF                                                            --
SPDR O-Strip ETF                                                        305,517
SPDR Biotech ETF                                                      1,123,574
SPDR Homebuilders ETF                                                 3,333,473
SPDR Semiconductor ETF                                                1,217,841
SPDR Metals & Mining ETF                                                     --
SPDR Oil & Gas Equipment & Services ETF                                      --
SPDR Oil & Gas Exploration & Production ETF                                  --
SPDR Pharmaceuticals ETF                                                     --
SPDR Retail ETF                                                              --
KBW Regional Banking ETF                                                     --

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

For the year ended June 30, 2006, there were no significant differences between the book basis and the tax basis character of distributions to shareholders.

The tax character of distributions paid during the year ended June 30, 2006, was as follows:

                                                                                 LONG-TERM     TAX RETURN
                                                              ORDINARY INCOME   CAPITAL GAIN   OF CAPITAL
----------------------------------------------------------------------------------------------------------
DJ Wilshire Total Market ETF                                    $ 1,708,078     $        --    $        --
DJ Wilshire Large Cap ETF                                           141,252              --             --
DJ Wilshire Large Cap Growth ETF                                    943,031              --             --
DJ Wilshire Large Cap Value ETF                                   2,516,767              --             --
DJ Wilshire Mid Cap ETF                                             164,617              --             --
DJ Wilshire Mid Cap Growth ETF                                       43,583              --             --
DJ Wilshire Mid Cap Value ETF                                       251,159              --             --
DJ Wilshire Small Cap ETF                                           182,448              --             --
DJ Wilshire Small Cap Growth ETF                                    200,434              --             --
DJ Wilshire Small Cap Value ETF                                   3,869,937       1,269,496             --
DJ Global Titans ETF                                              1,869,699              --             --
DJ Wilshire REIT ETF                                             25,686,879      17,306,916             --
KBW Bank ETF                                                      1,533,888              --             --
KBW Capital Markets ETF                                             886,514              --             --
KBW Insurance ETF                                                   327,506              --             --
Morgan Stanley Technology ETF                                        96,773              --         17,750
SPDR Dividend ETF                                                 1,359,788              --             --
SPDR O-Strip ETF                                                    103,738              --             --
SPDR Biotech ETF                                                         --              --             --
SPDR Homebuilders ETF                                               122,923              --             --
SPDR Semiconductor ETF                                               26,243              --             --
SPDR Metals & Mining ETF                                                 --              --             --
SPDR Oil & Gas Equipment & Services ETF                                  --              --             --
SPDR Oil & Gas Exploration & Production ETF                              --              --             --
SPDR Pharmaceuticals ETF                                                 --              --             --
SPDR Retail ETF                                                          --              --             --
KBW Regional Banking ETF                                                 --              --             --

The tax character of distributions paid during the year ended June 30, 2005, was as follows:

                                                                                 LONG TERM     TAX RETURN
                                                              ORDINARY INCOME   CAPITAL GAIN   OF CAPITAL
---------------------------------------------------------------------------------------------------------
DJ Wilshire Total Market ETF                                    $ 2,301,989      $       --      $   --
DJ Wilshire Large Cap Growth ETF                                  1,197,644              --          --
DJ Wilshire Large Cap Value ETF                                   2,748,266              --          --
DJ Wilshire Small Cap Growth ETF                                    231,092              --          --
DJ Wilshire Small Cap Value ETF                                   4,022,997       1,873,732          --
DJ Global Titans ETF                                              2,307,295              --          --
DJ Wilshire REIT ETF                                             21,854,355       2,500,879          --
Morgan Stanley Technology ETF                                        62,613              --       4,698
SPDR O-Strip ETF                                                  1,465,052              --          --

There were no significant differences between the book basis and tax basis of components of net assets other than differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax deferral of losses on wash sales, the cumulative return of capital payments on REITS and the deferral of post-October losses.

As of June 30, 2006 the components of distributable earnings on a tax basis were as follows:

                                                              UNDISTRIBUTED   UNDISTRIBUTED   NET UNREALIZED
                                                                ORDINARY        LONG-TERM      APPRECIATION
                                                                 INCOME       CAPITAL GAIN    (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
DJ Wilshire Total Market ETF                                    $ 21,714        $     --       $  9,621,103
DJ Wilshire Large Cap ETF                                            486              --             25,802
DJ Wilshire Large Cap Growth ETF                                  15,597              --          4,500,052

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

                                                              UNDISTRIBUTED   UNDISTRIBUTED   NET UNREALIZED
                                                                ORDINARY        LONG-TERM      APPRECIATION
                                                                 INCOME       CAPITAL GAIN    (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
DJ Wilshire Large Cap Value ETF                                   33,504              --          5,705,102
DJ Wilshire Mid Cap ETF                                               --              --            619,732
DJ Wilshire Mid Cap Growth ETF                                   258,175              --            769,582
DJ Wilshire Mid Cap Value ETF                                         --              --             87,446
DJ Wilshire Small Cap ETF                                        286,777              --            967,772
DJ Wilshire Small Cap Growth ETF                                      --              --          5,549,029
DJ Wilshire Small Cap Value ETF                                       --          20,106          9,833,664
DJ Global Titans ETF                                              20,577              --          1,937,658
DJ Wilshire REIT ETF                                                  --              --        153,287,085
KBW Bank ETF                                                     131,233              --             23,270
KBW Capital Markets ETF                                           19,490              --         (4,037,590)
KBW Insurance ETF                                                 19,343              --           (711,656)
Morgan Stanley Technology ETF                                         --              --        (22,655,151)
SPDR Dividend ETF                                                194,418              --          1,518,250
SPDR O-Strip ETF                                                     185              --           (530,235)
SPDR Biotech ETF                                                      --              --         (1,809,051)
SPDR Homebuilders ETF                                                 --              --        (15,416,900)
SPDR Semiconductor ETF                                                --              --         (5,313,397)
SPDR Metals & Mining ETF                                          11,354              --          3,386,116
SPDR Oil & Gas Equipment & Services ETF                              716              --          1,536,825
SPDR Oil & Gas Exploration & Production ETF                          535              --          2,659,016
SPDR Pharmaceuticals ETF                                           1,350              --            228,524
SPDR Retail ETF                                                    4,601              --            489,448
KBW Regional Banking ETF                                          45,624              --          1,248,014

DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income, if any, to its shareholders quarterly. The Trust distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience the Trust expects the risk of loss to be remote.

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

3.  FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER RELATED PARTY
    TRANSACTIONS

ADVISORY FEE

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. ("The Adviser"). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund's average daily net assets as shown in the following table:

                                                              ANNUAL RATE
-------------------------------------------------------------------------
DJ Wilshire Total Market ETF                                     0.20%
DJ Wilshire Large Cap ETF                                        0.20
DJ Wilshire Large Cap Growth ETF                                 0.20
DJ Wilshire Large Cap Value ETF                                  0.20
DJ Wilshire Mid Cap ETF                                          0.25
DJ Wilshire Mid Cap Growth ETF                                   0.25
DJ Wilshire Mid Cap Value ETF                                    0.25
DJ Wilshire Small Cap ETF                                        0.25
DJ Wilshire Small Cap Growth ETF                                 0.25
DJ Wilshire Small Cap Value ETF                                  0.25
DJ Global Titans ETF                                             0.50
DJ Wilshire REIT ETF                                             0.25
KBW Bank ETF                                                     0.35
KBW Capital Markets ETF                                          0.35
KBW Insurance ETF                                                0.35
Morgan Stanley Technology ETF                                    0.50
SPDR Dividend ETF                                                0.35*
SPDR O-Strip ETF                                                 0.35
SPDR Biotech ETF                                                 0.35
SPDR Homebuilders ETF                                            0.35
SPDR Semiconductor ETF                                           0.35
SPDR Metals & Mining ETF                                         0.35
SPDR Oil & Gas Equipment & Services ETF                          0.35
SPDR Oil & Gas Exploration & Production ETF                      0.35
SPDR Pharmaceuticals ETF                                         0.35
SPDR Retail ETF                                                  0.35
KBW Regional Banking ETF                                         0.35

The Adviser pays all expenses of each Fund other than the management fee, distribution fee pursuant to each Fund's Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

*The Adviser has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.30% for one year ending October 31, 2006.

DISTRIBUTOR

State Street Global Markets, LLC (the "Distributor") serves as the distributor of the shares of each Fund pursuant to a Distribution Plan and Agreement, pursuant to Rule 12b-1 under the 1940 Act, between the Distributor and the Trust. Each Fund, with the exception of the DJ Wilshire Total Market ETF, is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, management has not implemented a 12b-1 fee on any of the Funds at this time, and therefore no such payments have been made to the Distributor.

TRUSTEES' FEES

The Trust pays each Independent Trustee an annual fee of $12,000, and a meeting fee of $4,500 per board meeting attended. An Independent Trustee will receive $500 for each meeting attended via telephone or video conference. The Funds will reimburse the Trustees for any out of pocket expenses related to attending meetings of the Board of Trustees. The Board of Trustees has an Audit Committee consisting of all Trustees who are not "interested persons"

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

(as defined in the 1940 Act) of the Trust. The Trustees which are members of the Audit Committee do not receive additional compensation from the Trust as a result of their position on the Audit Committee. The Trustee's independent counsel fees are included as part of the trustee fees presented on the financial statements.

TRANSACTIONS WITH AFFILIATES

The DJ Wilshire Total Market ETF, DJ Wilshire Large Cap ETF, DJ Wilshire Large Cap Growth ETF, KBW Bank ETF and KBW Capital Markets ETF have invested in affiliated companies. These investments represent 0.13%, 0.16%, 0.32%, 3.85% and 4.21%, respectively, of net assets at June 30, 2006. Amounts relating to these investments at June 30, 2006 and for the period ended are:

DJ WILSHIRE TOTAL MARKET ETF:

                                                           SHARES PURCHASED FOR     SHARES SOLD FOR      NUMBER OF
SECURITY                               NUMBER OF SHARES       THE YEAR ENDED        THE YEAR ENDED     SHARES HELD AT
DESCRIPTION                            HELD AT 6/30/05            6/30/06               6/30/06           6/30/06
----------------------------------------------------------------------------------------------------------------------
State Street Corp.                          2,796                      0                   655           2,141

                                       INCOME EARNED FOR   REALIZED GAIN ON SHARES   MARKET VALUE
SECURITY                                THE YEAR ENDED      SOLD DURING THE YEAR     AT YEAR END
DESCRIPTION                                 6/30/06             ENDED 6/30/06          6/30/06
--------------------------------------------------------------------------------------------------------------------
State Street Corp.                          $1,811                 $5,499              $124,371

DJ WILSHIRE LARGE CAP ETF:

                                                          SHARES PURCHASED FOR   SHARES SOLD FOR      NUMBER OF
SECURITY                               NUMBER OF SHARES        THE PERIOD           THE PERIOD      SHARES HELD AT
DESCRIPTION                            HELD AT 11/8/05*     11/8/05*-6/30/06     11/8/05*-6/30/06      6/30/06
------------------------------------------------------------------------------------------------------------------
State Street Corp.                            0                   385                  228               157

                                       INCOME EARNED FOR   REALIZED GAIN ON SHARES   MARKET VALUE
SECURITY                                  THE PERIOD       SOLD DURING THE PERIOD    AT YEAR END
DESCRIPTION                            11/8/05*-6/30/06       11/8/05*-6/30/06         6/30/06
--------------------------------------------------------------------------------------------------------------------
State Street Corp.                           $178                   $445                $9,120

DJ WILSHIRE LARGE CAP GROWTH ETF:

                                                           SHARES PURCHASED FOR     SHARES SOLD FOR      NUMBER OF
SECURITY                               NUMBER OF SHARES       THE YEAR ENDED        THE YEAR ENDED     SHARES HELD AT
DESCRIPTION                            HELD AT 6/30/05            6/30/06               6/30/06           6/30/06
----------------------------------------------------------------------------------------------------------------------
State Street Corp.                            0                    8,564                 1,003             7,561

                                        INCOME EARNED        REALIZED GAIN ON        MARKET VALUE
SECURITY                                 FOR THE YEAR     SHARES SOLD DURING THE      AT YEAR END
DESCRIPTION                             ENDED 6/30/06       YEAR ENDED 6/30/06          6/30/06
----------------------------------------------------------------------------------------------------------------------
State Street Corp.                          $4,416                $2,509               $439,219

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

KBW BANK ETF:

                                         NUMBER OF      SHARES PURCHASED FOR   SHARES SOLD FOR      NUMBER OF
SECURITY                               SHARES HELD AT        THE PERIOD           THE PERIOD      SHARES HELD AT
DESCRIPTION                               11/8/05*        11/8/05*-6/30/06     11/8/05*-6/30/06      6/30/06
----------------------------------------------------------------------------------------------------------------
State Street Corp.                           0                312,133              214,276            97,857

                                       INCOME EARNED FOR   REALIZED GAIN ON SHARES   MARKET VALUE
SECURITY                                  THE PERIOD       SOLD DURING THE PERIOD    AT YEAR END
DESCRIPTION                            11/8/05*-6/30/06       11/8/05*-6/30/06         6/30/06
------------------------------------------------------------------------------------------------------------------
State Street Corp.                          $37,093               $208,049            $5,684,513

KBW CAPITAL MARKETS ETF:

                                         NUMBER OF      SHARES PURCHASED FOR   SHARES SOLD FOR      NUMBER OF
SECURITY                               SHARES HELD AT        THE PERIOD           THE PERIOD      SHARES HELD AT
DESCRIPTION                               11/8/05*        11/8/05*-6/30/06     11/8/05*-6/30/06      6/30/06
----------------------------------------------------------------------------------------------------------------
State Street Corp.                           0                129,802               93,182            36,620

                                       INCOME EARNED FOR   REALIZED GAIN ON SHARES    MARKET VALUE
SECURITY                                  THE PERIOD       SOLD DURING THE PERIOD      AT YEAR END
DESCRIPTION                            11/8/05*-6/30/06       11/8/05*-6/30/06           6/30/06
---------------------------------------------------------------------------------------------------------------------
State Street Corp.                          $25,704               $227,468             $2,127,256

* Commencement of operations.

4.  SHAREHOLDER TRANSACTIONS

Except for streetTRACKS issued under the Trust's dividend reinvestment plan, streetTRACKS are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 streetTRACKS shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $250 to $4,500 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Custodian and used to offset the expense of processing orders of portfolio transactions.

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation at June 30, 2006 were as follows:

                                                                         GROSS           GROSS        NET UNREALIZED
                                                       IDENTIFIED      UNREALIZED      UNREALIZED      APPRECIATION
                                                          COST        APPRECIATION    DEPRECIATION    (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------
DJ Wilshire Total Market ETF                          $ 86,681,885    $ 17,803,492    $ 8,182,389     $   9,621,103
DJ Wilshire Large Cap ETF                                5,781,669         315,339        289,537            25,802
DJ Wilshire Large Cap Growth ETF                       132,831,673      11,106,211      6,606,159         4,500,052
DJ Wilshire Large Cap Value ETF                         96,564,356       9,527,191      3,822,089         5,705,102
DJ Wilshire Mid Cap ETF                                 15,362,560       1,400,416        780,684           619,732
DJ Wilshire Mid Cap Growth ETF                          19,613,823       2,020,927      1,251,345           769,582
DJ Wilshire Mid Cap Value ETF                            8,099,060         421,381        333,935            87,446
DJ Wilshire Small Cap ETF                               25,106,799       2,552,081      1,584,506           967,575
DJ Wilshire Small Cap Growth ETF                        72,871,273      10,967,374      5,418,345         5,549,029
DJ Wilshire Small Cap Value ETF                         91,298,443      13,523,833      3,690,169         9,833,664
DJ Global Titans ETF                                    74,802,574       5,434,287      3,501,713         1,932,574
DJ Wilshire REIT ETF                                   892,784,259     162,017,308      8,730,223       153,287,085
KBW Bank ETF                                           147,587,720       1,748,617      1,725,347            23,270
KBW Capital Markets ETF                                 54,575,268         462,606      4,500,196        (4,037,590)

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

                                                                         GROSS           GROSS        NET UNREALIZED
                                                       IDENTIFIED      UNREALIZED      UNREALIZED      APPRECIATION
                                                          COST        APPRECIATION    DEPRECIATION    (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------
KBW Insurance ETF                                       36,536,703         344,581      1,056,237          (711,656)
Morgan Stanley Technology ETF                          167,535,088       1,323,531     23,978,682       (22,655,151)
SPDR Dividend ETF                                       98,476,081       2,916,732      1,398,481         1,518,251
SPDR O-Strip ETF                                         5,485,514          40,728        570,963          (530,235)
SPDR Biotech ETF                                        31,652,043         572,168      2,381,219        (1,809,051)
SPDR Homebuilders ETF                                  181,346,555          21,312     15,438,212       (15,416,900)
SPDR Semiconductor ETF                                  52,614,884         606,147      5,919,544        (5,313,397)
SPDR Metals & Mining ETF                                26,652,586       3,386,116             --         3,386,116
SPDR Oil & Gas Equipment & Services ETF                 13,996,569       1,536,825             --         1,536,825
SPDR Oil & Gas Exploration & Production ETF             16,899,862       2,659,016             --         2,659,016
SPDR Pharmaceuticals ETF                                15,709,437         414,052        185,528           228,524
SPDR Retail ETF                                         20,193,061         675,701        186,253           489,448
KBW Regional Banking ETF                                97,790,020       1,458,774        210,760         1,248,014

6.  INVESTMENT TRANSACTIONS

For the year ended June 30, 2006, the Trust had in-kind contributions and in-kind redemptions as follows:

                                                              SUBSCRIPTIONS    REDEMPTIONS
-------------------------------------------------------------------------------------------
DJ Wilshire Total Market ETF                                  $         --     $ 18,290,882
DJ Wilshire Large Cap ETF                                       14,083,490        8,398,114
DJ Wilshire Large Cap Growth ETF                                89,196,901       37,516,899
DJ Wilshire Large Cap Value ETF                                 18,034,782       58,782,121
DJ Wilshire Mid Cap ETF                                         24,959,079       11,006,695
DJ Wilshire Mid Cap Growth ETF                                  24,555,977        6,077,315
DJ Wilshire Mid Cap Value ETF                                   28,432,023       22,429,066
DJ Wilshire Small Cap ETF                                       27,365,483        3,030,503
DJ Wilshire Small Cap Growth ETF                                30,308,888       12,246,161
DJ Wilshire Small Cap Value ETF                                 18,921,911       15,910,414
DJ Global Titans ETF                                             6,131,070       39,560,382
DJ Wilshire REIT ETF                                           590,604,411      329,612,104
KBW Bank ETF                                                   526,159,604      380,478,816
KBW Capital Markets ETF                                        173,430,120      119,284,748
KBW Insurance ETF                                               78,309,804       41,526,479
Morgan Stanley Technology ETF                                  276,746,942      151,434,628
SPDR Dividend ETF                                               98,498,220               --
SPDR O-Strip ETF                                                42,994,659      109,819,819
SPDR Biotech ETF                                                61,949,034       28,952,027
SPDR Homebuilders ETF                                          393,969,830      205,364,432
SPDR Semiconductor ETF                                          87,367,788       32,339,777
SPDR Metals & Mining ETF                                        26,652,586               --
SPDR Oil & Gas Equipment & Services ETF                         13,996,569               --
SPDR Oil & Gas Exploration & Production ETF                     16,899,863               --
SPDR Pharmaceuticals ETF                                        15,709,438               --
SPDR Retail ETF                                                 20,193,061               --
KBW Regional Banking ETF                                       133,309,274       35,556,594

For the year ended June 30, 2006, the Trust had purchases and sales of investment securities as follows:

                                                               PURCHASES        SALES
----------------------------------------------------------------------------------------
DJ Wilshire Total Market ETF                                  $ 3,639,808    $ 2,098,134
DJ Wilshire Large Cap ETF                                         537,596        403,822
DJ Wilshire Large Cap Growth ETF                               56,159,835     54,496,720
DJ Wilshire Large Cap Value ETF                                42,728,340     41,941,252
DJ Wilshire Mid Cap ETF                                         5,546,840      4,789,367
DJ Wilshire Mid Cap Growth ETF                                  7,797,000      6,989,097
DJ Wilshire Mid Cap Value ETF                                   5,196,874      4,656,688
DJ Wilshire Small Cap ETF                                       3,017,102      2,226,163

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2006
--------------------------------------------------------------------------------

                                                               PURCHASES        SALES
----------------------------------------------------------------------------------------
DJ Wilshire Small Cap Growth ETF                               63,642,569     59,672,767
DJ Wilshire Small Cap Value ETF                                91,819,505     91,396,771
DJ Global Titans ETF                                            8,225,754     11,211,555
DJ Wilshire REIT ETF                                          139,736,717    100,229,444
KBW Bank ETF                                                   18,244,658     18,437,680
KBW Capital Markets ETF                                         5,519,137     11,715,279
KBW Insurance ETF                                               6,165,481      6,185,748
Morgan Stanley Technology ETF                                  32,679,083     32,805,722
SPDR Dividend ETF                                              15,613,460     15,666,570
SPDR O-Strip ETF                                                4,738,141      4,717,118
SPDR Biotech ETF                                               11,971,556     11,918,461
SPDR Homebuilders ETF                                          15,297,749     15,503,007
SPDR Semiconductor ETF                                         14,879,206     14,898,716
SPDR Metals & Mining ETF                                               --             --
SPDR Oil & Gas Equipment & Services ETF                                --             --
SPDR Oil & Gas Exploration & Production ETF                            --             --
SPDR Pharmaceuticals ETF                                               --             --
SPDR Retail ETF                                                        --             --
KBW Regional Banking ETF                                               --             --

7.  CONCENTRATION OF RISK

The Funds' assets may be concentrated in an industry or group of industries to the extent that the Funds' underlying index concentrates in a particular industry or group of industries. By concentrating their assets in a single industry or group of industries, the Funds are subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Funds to a greater extent than if the Funds' assets were invested in a wider variety of industries.

8.  OTHER INFORMATION

On August 22, 2005, the Board of Trustees approved stock splits for the following Funds. The stock splits occurred on September 21, 2005.

FUND                                                          RATIO OF SPLIT
----------------------------------------------------------------------------
DJ Wilshire Large Cap Value ETF                                    2:1
DJ Wilshire Small Cap Value ETF                                    3:1
DJ Wilshire REIT ETF                                               3:1

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

9.  SUBSEQUENT EVENTS

At the Meeting of the Board of Trustees held on August 23, 2006 the Fund's Board of Trustees voted to liquidate the SPDR O-Strip ETF as part of an ongoing business review. The Fund's last day of trading on the American Stock Exchange is expected to be September 13, 2006 and it is anticipated that the Fund will be liquidated as of the close of business on September 20, 2006. If the Fund's liquidation is completed as planned, shareholders of record remaining as of September 20, 2006 will receive cash at Net Asset Value (NAV) for their shares as of that date, which will include any undistributed capital gains and dividends. Shareholders may sell their holdings prior to September 14, 2006, incurring a transaction fee from their broker-dealer. From September 14, 2006 through September 20, 2006, shareholders may be able to sell their shares to certain broker-dealers, but there can be no assurance that a market will exist for the Fund's shares.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of streetTRACKS(R) Series Trust

We have audited the accompanying statements of assets and liabilities of streetTRACKS(R) DJ Wilshire Total Market ETF (formerly, streetTRACKS(R) Total Market ETF), streetTRACKS(R) DJ Wilshire Large Cap ETF, streetTRACKS(R) DJ Wilshire Large Cap Growth ETF (formerly streetTRACKS(R) Dow Jones U.S. Large Cap Growth Index Fund), streetTRACKS(R) DJ Wilshire Large Cap Value ETF (formerly streetTRACKS(R) Dow Jones U.S. Large Cap Value Index Fund), streetTRACKS(R) DJ Wilshire Mid Cap ETF, streetTRACKS(R) DJ Wilshire Mid Cap Growth ETF, streetTRACKS(R) DJ Wilshire Mid Cap Value ETF, streetTRACKS(R) DJ Wilshire Small Cap ETF, streetTRACKS(R) DJ Wilshire Small Cap Growth ETF (formerly streetTRACKS(R) Dow Jones U.S. Small Cap Growth Index Fund), streetTRACKS(R) DJ Wilshire Small Cap Value ETF (formerly streetTRACKS(R) Dow Jones U.S. Small Cap Value Index Fund), streetTRACKS(R) DJ Global Titans ETF (formerly streetTRACKS(R) Dow Jones Global Titans Index Fund), streetTRACKS(R) DJ Wilshire REIT ETF (formerly streetTRACKS(R) Wilshire REIT Index Fund), streetTRACKS(R) KBW Bank ETF, streetTRACKS(R) KBW Capital Markets ETF, streetTRACKS(R) KWB Insurance ETF, streetTRACKS(R) Morgan Stanley Technology ETF (formerly streetTRACKS(R) Morgan Stanley Technology Index Fund), SPDR(R) Dividend ETF, SPDR(R) O-Strip ETF, SPDR(R) Biotech ETF, SPDR(R) Homebuilders ETF, SPDR(R) Semiconductor ETF, SPDR(R) Metals & Mining ETF, SPDR(R) Oil & Gas Equipment & Services ETF, SPDR(R) Oil & Gas Exploration & Production ETF, SPDR(R) Pharmaceuticals ETF, SPDR(R) Retail ETF, and streetTRACKS(R) KBW Regional Banking ETF, (twenty-seven of the portfolios comprising streetTRACKS Series Trust), (collectively, the "Funds"), including the schedules of investments, as of June 30, 2006, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the streetTRACKS(R) Series Trust at June 30, 2006, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                         /s/ Ernst & Young LLP

Boston, Massachusetts
August 18, 2006
except for Note 9, as to which the date is August 23, 2006

STREETTRACKS SERIES TRUST
OTHER INFORMATION
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
CLOSING PRICE VS. NAV AS OF JUNE 30, 2006

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the closing price (last trade) for each of the Funds was at a discount or premium to the daily net asset value (NAV). The following charts are for comparative purposes only and represent the periods noted.

   DJ Wilshire Total Market ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           > 200            50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2006
       QUARTER ENDING:
       06/30/06                     1                 0                 0                 2                 1
       03/31/06                     0                 0                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05                     1                 0                 0                 0                 0
       09/30/05                     2                 0                 0                 2                 0
       06/30/05                     4                 0                 0                 0                 3
       03/31/05                     1                 0                 1                 0                 0
    -----------------------------------------------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                     0                 0                 0                 1                 0
       09/30/04                     0                 0                 0                 0                 0
       06/30/04                     0                 0                 0                 0                 0
       03/31/04                     1                 0                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     0                 0                 0                 0                 0
       09/30/03                     0                 0                 0                 0                 0
       06/30/03                     0                 0                 0                 3                 0
       03/31/03                     1                 0                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     1                 0                 0                 1                 0
       09/30/02                     0                 1                 0                 4                 0
       06/30/02                     0                 0                 0                 1                 1
       03/31/02                     0                 0                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     1                 0                 0                 1                 0
       09/30/01                     3                 1                 0                 1                 0
       06/30/01                     5                 0                 0                 3                 1
       03/31/01                     4                 2                 0                 7                 0
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   > 200
                               BASIS POINTS
    -----------------------  -----------------
       2006
       QUARTER ENDING:
       06/30/06                      0
       03/31/06                      0
    ------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05                      0
       09/30/05                      0
       06/30/05                      0
       03/31/05                      0
    ------------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                      0
       09/30/04                      0
       06/30/04                      0
       03/31/04                      0
    ------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      0
       09/30/03                      0
       06/30/03                      0
       03/31/03                      0
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      0
       09/30/02                      0
       06/30/02                      0
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      0
       09/30/01                      0
       06/30/01                      0
       03/31/01                      0
    -----------------------------------------------------------------------------------------------------------------

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   DJ Wilshire Large Cap ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           > 200            50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2006
       QUARTER ENDING:
       06/30/06                     0                 9                 6                 0                 0
       03/31/06                     7                 1                 0                 6                 2
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05*                    2                 0                 1                 3                 0
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   > 200
                               BASIS POINTS
    -----------------------  -----------------
       2006
       QUARTER ENDING:
       06/30/06                      0
       03/31/06                      0
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05*                     0
    -----------------------------------------------------------------------------------------------------------------

   * Commencement of trading: November 15, 2005

   DJ Wilshire Large Cap Growth ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           > 200            50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2006
       QUARTER ENDING:
       06/30/06                     0                 0                 0                 2                 0
       03/31/06                     0                 0                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05                     1                 0                 0                 1                 0
       09/30/05                     2                 0                 0                 0                 0
       06/30/05                     3                 0                 0                 2                 0
       03/31/05                     0                 0                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                     2                 0                 0                 1                 0
       09/30/04                     1                 0                 0                 3                 0
       06/30/04                     3                 0                 0                 0                 0
       03/31/04                     4                 2                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     6                 0                 0                 5                 0
       09/30/03                     5                 2                 0                 4                 2
       06/30/03                     4                 2                 0                 5                 0
       03/31/03                     6                 3                 0                 6                 3
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                    17                 8                 3                 5                 4
       09/30/02                    10                 8                 2                 8                 6
       06/30/02                     6                 6                 0                 3                 2
       03/31/02                     7                 1                 1                 3                 3
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                    11                 4                 0                10                 5
       09/30/01                     8                 5                 9                 3                 4
       06/30/01                     8                 9                 4                 7                 2
       03/31/01                     8                 6                11                 3                 4
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   > 200
                               BASIS POINTS
    -----------------------  -----------------
       2006
       QUARTER ENDING:
       06/30/06                      0
       03/31/06                      0
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05                      0
       09/30/05                      0
       06/30/05                      0
       03/31/05                      0
    -----------------------------------------------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                      0
       09/30/04                      0
       06/30/04                      0
       03/31/04                      0
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      0
       09/30/03                      0
       06/30/03                      0
       03/31/03                      0
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      2
       09/30/02                      0
       06/30/02                      0
       03/31/02                      1
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      0
       09/30/01                      2
       06/30/01                      3
       03/31/01                      5
    -----------------------------------------------------------------------------------------------------------------

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   DJ Wilshire Large Cap Value ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           > 200            50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2006
       QUARTER ENDING:
       06/30/06                     1                 0                 0                 2                 0
       03/31/06                     1                 0                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05                     1                 0                 0                 3                 0
       09/30/05                     0                 0                 0                 4                 0
       06/30/05                     2                 0                 0                 4                 0
       03/31/05                     3                 0                 0                 2                 0
    -----------------------------------------------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                     1                 0                 0                 0                 1
       09/30/04                     2                 0                 0                 4                 0
       06/30/04                     4                 1                 0                 2                 0
       03/31/04                     0                 0                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     1                 0                 0                 3                 0
       09/30/03                     4                 0                 0                 1                 1
       06/30/03                     4                 2                 0                 3                 2
       03/31/03                     8                 2                 1                 6                 2
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     4                 4                 1                 6                 1
       09/30/02                    10                 3                 4                10                 5
       06/30/02                     4                 0                 0                 1                 0
       03/31/02                     2                 0                 0                 3                 1
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     5                 0                 0                 6                 5
       09/30/01                     7                11                 4                 3                 7
       06/30/01                     4                 2                 0                 5                 7
       03/31/01                     5                 3                 3                 6                 8
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   > 200
                               BASIS POINTS
    -----------------------  -----------------
       2006
       QUARTER ENDING:
       06/30/06                      0
       03/31/06                      0
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05                      0
       09/30/05                      0
       06/30/05                      0
       03/31/05                      0
    -----------------------------------------------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                      0
       09/30/04                      0
       06/30/04                      0
       03/31/04                      0
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      0
       09/30/03                      0
       06/30/03                      0
       03/31/03                      0
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      0
       09/30/02                      1
       06/30/02                      0
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      0
       09/30/01                      0
       06/30/01                      0
       03/31/01                      1
    -----------------------------------------------------------------------------------------------------------------

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   DJ Wilshire Mid Cap ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           > 200            50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2006
       QUARTER ENDING:
       06/30/06                     1                 0                 0                 0                 0
       03/31/06                     2                 0                 0                 4                 0
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05*                    3                 0                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   > 200
                               BASIS POINTS
    -----------------------  -----------------
       2006
       QUARTER ENDING:
       06/30/06                      0
       03/31/06                      0
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05*                     0
    -----------------------------------------------------------------------------------------------------------------

   * Commencement of trading: November 15, 2005

   DJ Wilshire Mid Cap Growth ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           > 200            50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2006
       QUARTER ENDING:
       06/30/06                     1                 0                 0                 3                 0
       03/31/06                     5                 1                 0                 2                 1
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05*                    1                 0                 0                 2                 0
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   > 200
                               BASIS POINTS
    -----------------------  -----------------
       2006
       QUARTER ENDING:
       06/30/06                      0
       03/31/06                      0
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05*                     0
    -----------------------------------------------------------------------------------------------------------------

   * Commencement of trading: November 15, 2005

   DJ Wilshire Mid Cap Value ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           > 200            50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2006
       QUARTER ENDING:
       06/30/06                     2                 0                 0                 0                 0
       03/31/06                     1                 0                 0                 3                 0
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05*                    1                 0                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   > 200
                               BASIS POINTS
    -----------------------  -----------------
       2006
       QUARTER ENDING:
       06/30/06                      0
       03/31/06                      0
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05*                     0
    -----------------------------------------------------------------------------------------------------------------

   * Commencement of trading: November 15, 2005

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   DJ Wilshire Small Cap ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           > 200            50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2006
       QUARTER ENDING:
       06/30/06                     1                 1                 0                 2                 0
       03/31/06                     3                 0                 0                 8                 0
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05*                    1                 1                 0                 3                 0
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   > 200
                               BASIS POINTS
    -----------------------  -----------------
       2006
       QUARTER ENDING:
       06/30/06                      0
       03/31/06                      0
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05*                     0
    -----------------------------------------------------------------------------------------------------------------

   * Commencement of trading: November 15, 2005

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   DJ Wilshire Small Cap Growth ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           >200             50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2006
       QUARTER ENDING:
       06/30/06                     0                 0                 0                 3                 0
       03/31/06                     0                 0                 0                 3                 1
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05                     2                 2                 0                 0                 0
       09/30/05                     0                 0                 0                 0                 0
       06/30/05                     3                 0                 0                 5                 0
       03/31/05                     3                 1                 1                 2                 0
    -----------------------------------------------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                     5                 1                 0                 1                 1
       09/30/04                     2                 0                 0                 5                 1
       06/30/04                     3                 0                 0                 3                 0
       03/31/04                     0                 0                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     2                 0                 0                 4                 0
       09/30/03                     3                 0                 0                 2                 0
       06/30/03                     2                 1                 0                 1                 1
       03/31/03                     7                 3                 0                 4                 4
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     9                 6                 1                 7                 2
       09/30/02                     5                 4                 2                 8                 4
       06/30/02                     6                 2                 0                 6                 0
       03/31/02                     4                 0                 0                 4                 0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     8                 0                 0                 3                 2
       09/30/01                     5                 2                 1                 2                 0
       06/30/01                     8                 4                 2                 6                 3
       03/31/01                     7                 7                10                 7                 7
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   > 200
                               BASIS POINTS
    -----------------------  -----------------
       2006
       QUARTER ENDING:
       06/30/06                      1
       03/31/06                      0
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05                      0
       09/30/05                      0
       06/30/05                      0
       03/31/05                      0
    -----------------------------------------------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                      0
       09/30/04                      0
       06/30/04                      0
       03/31/04                      0
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      0
       09/30/03                      0
       06/30/03                      0
       03/31/03                      0
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      1
       09/30/02                      1
       06/30/02                      0
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      0
       09/30/01                      0
       06/30/01                      0
       03/31/01                      1
    -----------------------------------------------------------------------------------------------------------------

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   DJ Wilshire Small Cap Value ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           > 200            50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2006
       QUARTER ENDING:
       06/30/06                     3                 0                 0                 5                 0
       03/31/06                     1                 0                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05                     0                 1                 0                 0                 0
       09/30/05                     3                 1                 0                 7                 0
       06/30/05                     3                 2                 0                 5                 3
       03/31/05                     6                 0                 0                 3                 1
    -----------------------------------------------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                     3                 0                 0                 4                 1
       09/30/04                     1                 2                 0                 6                 1
       06/30/04                     2                 1                 0                 6                 2
       03/31/04                     3                 0                 0                 5                 0
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     1                 2                 0                 9                 0
       09/30/03                     2                 0                 0                 6                 2
       06/30/03                     3                 0                 0                 0                 1
       03/31/03                     2                 2                 0                 6                 1
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     9                 1                 0                 7                 2
       09/30/02                     3                 0                 0                12                 3
       06/30/02                     1                 0                 0                 2                 0
       03/31/02                     2                 0                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     5                 0                 0                 7                 2
       09/30/01                     6                 0                 0                 6                 0
       06/30/01                     5                 0                 2                 4                 2
       03/31/01                     7                 5                 1                 5                 5
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   > 200
                               BASIS POINTS
    -----------------------  -----------------
       2006
       QUARTER ENDING:
       06/30/06                      0
       03/31/06                      0
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05                      0
       09/30/05                      0
       06/30/05                      0
       03/31/05                      0
    -----------------------------------------------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                      0
       09/30/04                      0
       06/30/04                      0
       03/31/04                      0
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      0
       09/30/03                      0
       06/30/03                      1
       03/31/03                      0
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      1
       09/30/02                      0
       06/30/02                      0
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      0
       09/30/01                      0
       06/30/01                      0
       03/31/01                      2
    -----------------------------------------------------------------------------------------------------------------

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   DJ Global Titans ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           > 200            50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2006
       QUARTER ENDING:
       06/30/06                     1                 0                 0                 1                 0
       03/31/06                     0                 0                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05                     1                 0                 0                 1                 0
       09/30/05                     1                 0                 0                 5                 0
       06/30/05                     2                 1                 0                 2                 0
       03/31/05                     2                 0                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                     1                 0                 0                 1                 1
       09/30/04                     4                 0                 0                 2                 0
       06/30/04                     4                 1                 0                 1                 0
       03/31/04                     2                 0                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     4                 0                 0                 8                 0
       09/30/03                     1                 1                 1                 3                 2
       06/30/03                     3                 2                 0                 1                 2
       03/31/03                    12                 2                 1                 9                 1
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                    12                 4                 1                 7                 2
       09/30/02                     8                13                 3                 7                10
       06/30/02                     7                 4                 0                 6                 1
       03/31/02                     7                 6                 0                 4                 2
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                    12                 6                 1                 9                 5
       09/30/01                     9                 4                 0                 3                 1
       06/30/01                     3                 1                 1                 4                 2
       03/31/01                    10                 3                 2                 6                 6
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   > 200
                               BASIS POINTS
    -----------------------  -----------------
       2006
       QUARTER ENDING:
       06/30/06                      0
       03/31/06                      0
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05                      0
       09/30/05                      0
       06/30/05                      0
       03/31/05                      0
    -----------------------------------------------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                      0
       09/30/04                      0
       06/30/04                      0
       03/31/04                      0
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      0
       09/30/03                      1
       06/30/03                      0
       03/31/03                      0
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      5
       09/30/02                      4
       06/30/02                      1
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      3
       09/30/01                      0
       06/30/01                      0
       03/31/01                      2
    -----------------------------------------------------------------------------------------------------------------

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   DJ Wilshire REIT ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           >200             50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2006
       QUARTER ENDING:
       06/30/06                     0                 0                 0                 0                 0
       03/31/06                     0                 0                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05                     0                 0                 0                 0                 0
       09/30/05                     0                 0                 0                 1                 0
       06/30/05                     0                 0                 0                 1                 0
       03/31/05                     1                 0                 0                 2                 0
    -----------------------------------------------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                     0                 0                 0                 1                 1
       09/30/04                     3                 0                 0                 1                 0
       06/30/04                     1                 1                 0                 2                 0
       03/31/04                     0                 0                 0                 2                 0
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     0                 0                 0                 0                 0
       09/30/03                     0                 0                 0                 1                 0
       06/30/03                     0                 0                 0                 1                 0
       03/31/03                     4                 0                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     8                 2                 0                 1                 0
       09/30/02                    14                 1                 0                 9                 0
       06/30/02                     2                 0                 0                 1                 0
       03/31/02                     2                 0                 0                 2                 0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     1                 1                 0                 4                 2
       09/30/01                     8                 1                 2                 7                 4
       06/30/01*                    2                 1                 0                 6                 7
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   >200
                               BASIS POINTS
    -----------------------  -----------------
       2006
       QUARTER ENDING:
       06/30/06                      0
       03/31/06                      0
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05                      0
       09/30/05                      0
       06/30/05                      0
       03/31/05                      0
    -----------------------------------------------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                      0
       09/30/04                      0
       06/30/04                      0
       03/31/04                      0
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      0
       09/30/03                      0
       06/30/03                      0
       03/31/03                      0
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      0
       09/30/02                      0
       06/30/02                      0
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      0
       09/30/01                      0
       06/30/01*                     2
    -----------------------------------------------------------------------------------------------------------------

   * Commencement of Trading: April 27, 2001

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   KBW Bank ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           >200             50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2006
       QUARTER ENDING:
       06/30/06                     0                 0                 0                 0                 0
       03/31/06                     0                 0                 0                 2                 0
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05*                    1                 0                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   >200
                               BASIS POINTS
    -----------------------  -----------------
       2006
       QUARTER ENDING:
       06/30/06                      0
       03/31/06                      0
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05*                     0
    -----------------------------------------------------------------------------------------------------------------

   * Commencement of trading: November 15, 2005

   KBW Capital Markets ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           >200             50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2006
       QUARTER ENDING:
       06/30/06                     2                 1                 0                 3                 1
       03/31/06                     0                 0                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05*                    1                 0                 0                 3                 1
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   >200
                               BASIS POINTS
    -----------------------  -----------------
       2006
       QUARTER ENDING:
       06/30/06                      0
       03/31/06                      0
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05*                     0
    -----------------------------------------------------------------------------------------------------------------

   * Commencement of trading: November 15, 2005

   KBW Insurance ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           >200             50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2006
       QUARTER ENDING:
       06/30/06                     1                 0                 0                 2                 1
       03/31/06                     3                 0                 0                 1                 2
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05*                    1                 1                 0                 3                 0
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   >200
                               BASIS POINTS
    -----------------------  -----------------
       2006
       QUARTER ENDING:
       06/30/06                      0
       03/31/06                      0
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05*                     0
    -----------------------------------------------------------------------------------------------------------------

   * Commencement of trading: November 15, 2005

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   Morgan Stanley Technology ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           > 200            50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2006
       QUARTER ENDING:
       06/30/06                     3                 0                 0                 2                 0
       03/31/06                     0                 0                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05                     1                 0                 0                 0                 0
       09/30/05                     0                 1                 0                 2                 0
       06/30/05                     4                 1                 0                 2                 2
       03/31/05                     9                 1                 0                 6                 0
    -----------------------------------------------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                     4                 1                 0                 2                 0
       09/30/04                     3                 2                 0                10                 4
       06/30/04                     7                 1                 0                 6                 0
       03/31/04                     4                 1                 0                 3                 1
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     3                 0                 1                 8                 2
       09/30/03                     3                 3                 0                 7                 4
       06/30/03                     1                 3                 1                 6                 1
       03/31/03                     6                 4                 0                 6                 6
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                    14                 3                 2                 9                 8
       09/30/02                     5                11                 2                 4                 4
       06/30/02                     3                 6                 2                 8                 4
       03/31/02                     8                 5                 1                 6                 6
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     8                 3                 0                 6                 7
       09/30/01                    12                 4                 1                 6                 2
       06/30/01                     9                 5                 1                 8                 1
       03/31/01                     4                 2                 0                 4                 0
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   > 200
                               BASIS POINTS
    -----------------------  -----------------
       2006
       QUARTER ENDING:
       06/30/06                      0
       03/31/06                      0
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05                      0
       09/30/05                      0
       06/30/05                      0
       03/31/05                      0
    -----------------------------------------------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                      0
       09/30/04                      0
       06/30/04                      1
       03/31/04                      0
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      0
       09/30/03                      0
       06/30/03                      1
       03/31/03                      0
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      2
       09/30/02                      7
       06/30/02                      1
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      0
       09/30/01                      1
       06/30/01                      0
       03/31/01                      1
    -----------------------------------------------------------------------------------------------------------------

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   SPDR Dividend ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           > 200            50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2006
       QUARTER ENDING:
       06/30/06                     1                 0                 0                 0                 0
       03/31/06                     0                 0                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05*                    0                 0                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   > 200
                               BASIS POINTS
    -----------------------  -----------------
       2006
       QUARTER ENDING:
       06/30/06                      0
       03/31/06                      0
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05*                     0
    -----------------------------------------------------------------------------------------------------------------

   * Commencement of trading: November 15, 2005

   SPDR O-Strip ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           > 200            50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2006
       QUARTER ENDING:
       06/30/06                     3                 0                 0                 1                 1
       03/31/06                     2                 0                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05                     0                 0                 0                 0                 0
       09/30/05                     3                 0                 0                 0                 0
       06/30/05                     3                 0                 0                 1                 0
       03/31/05                     7                 0                 0                 2                 0
    -----------------------------------------------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                     1                 0                 0                 3                 1
       09/30/04*                    0                 0                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   > 200
                               BASIS POINTS
    -----------------------  -----------------
       2006
       QUARTER ENDING:
       06/30/06                      0
       03/31/06                      0
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05                      0
       09/30/05                      0
       06/30/05                      0
       03/31/05                      0
    -----------------------------------------------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                      0
       09/30/04*                     0
    -----------------------------------------------------------------------------------------------------------------

   * Commencement of trading: September 15, 2004

   SPDR Biotech ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           > 200            50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2006
       QUARTER ENDING:
       06/30/06                     1                 0                 0                 1                 1
       03/31/06*                    0                 0                 0                 2                 1
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   >200
                               BASIS POINTS
    -----------------------  -----------------
       2006
       QUARTER ENDING:
       06/30/06                      0
       03/31/06*                     0
    -----------------------------------------------------------------------------------------------------------------

   * Commencement of trading: February 6, 2006

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   SPDR Homebuilders ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           > 200            50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2006
       QUARTER ENDING:
       06/30/06                     3                 0                 0                 2                 0
       03/31/06*                    0                 0                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   > 200
                               BASIS POINTS
    -----------------------  -----------------
       2006
       QUARTER ENDING:
       06/30/06                      0
       03/31/06*                     0
    -----------------------------------------------------------------------------------------------------------------

   * Commencement of trading: February 6, 2006

   SPDR Semiconductor ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           > 200            50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2006
       QUARTER ENDING:
       06/30/06                     2                 0                 0                 3                 2
       03/31/06*                    0                 0                 0                 3                 0
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   > 200
                               BASIS POINTS
    -----------------------  -----------------
       2006
       QUARTER ENDING:
       06/30/06                      0
       03/31/06*                     0
    -----------------------------------------------------------------------------------------------------------------

   * Commencement of trading: February 6, 2006

   SPDR Metals & Mining ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           > 200            50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2006
       QUARTER ENDING:
       06/30/06*                    0                 0                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   > 200
                               BASIS POINTS
    -----------------------  -----------------
       2006
       QUARTER ENDING:
       06/30/06*                     0
    -----------------------------------------------------------------------------------------------------------------

   * Commencement of trading: June 22, 2006

   SPDR Oil & Gas Equipment & Services ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           > 200            50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2006
       QUARTER ENDING:
       06/30/06*                    1                 0                 0                 1                 1
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   > 200
                               BASIS POINTS
    -----------------------  -----------------
       2006
       QUARTER ENDING:
       06/30/06*                     0
    -----------------------------------------------------------------------------------------------------------------

   * Commencement of trading: June 22, 2006

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   SPDR Oil & Gas Exploration & Production ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           > 200            50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2006
       QUARTER ENDING:
       06/30/06*                    0                 0                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   > 200
                               BASIS POINTS
    -----------------------  -----------------
       2006
       QUARTER ENDING:
       06/30/06*                     0
    -----------------------------------------------------------------------------------------------------------------

   * Commencement of trading: June 22, 2006

   SPDR Pharmaceuticals ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           > 200            50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2006
       QUARTER ENDING:
       06/30/06*                    1                 0                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   > 200
                               BASIS POINTS
    -----------------------  -----------------
       2006
       QUARTER ENDING:
       06/30/06*                     0
    -----------------------------------------------------------------------------------------------------------------

   * Commencement of trading: June 22, 2006

   SPDR Retail ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           > 200            50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2006
       QUARTER ENDING:
       06/30/06*                    1                 0                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   > 200
                               BASIS POINTS
    -----------------------  -----------------
       2006
       QUARTER ENDING:
       06/30/06*                     0
    -----------------------------------------------------------------------------------------------------------------

   * Commencement of trading: June 22, 2006

   KBW Regional Banking ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           > 200            50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2006
       QUARTER ENDING:
       06/30/06*                    0                 0                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   > 200
                               BASIS POINTS
    -----------------------  -----------------
       2006
       QUARTER ENDING:
       06/30/06*                     0
    -----------------------------------------------------------------------------------------------------------------

   * Commencement of trading: June 22, 2006

STREETTRACKS SERIES TRUST
OTHER INFORMATION
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and trustee fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at January 1, 2006 and held for the six months ended June 30, 2006.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees at scheduled amounts ranging from $250 to $4,500 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell streetTRACKS Series Trust Fund Shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees on brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                         BEGINNING        ENDING        EXPENSES PAID
                                       ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
ACTUAL                                   01/01/06         6/30/06      01/01/06-6/30/06
---------------------------------------------------------------------------------------
DJ Wilshire Total Market ETF              $1,000         $1,027.80          $1.06
DJ Wilshire Large Cap ETF                 $1,000         $1,026.20          $1.06
DJ Wilshire Large Cap Growth ETF          $1,000         $  995.60          $1.04
DJ Wilshire Large Cap Value ETF           $1,000         $1,054.70          $1.07
DJ Wilshire Mid Cap ETF                   $1,000         $1,043.50          $1.32
DJ Wilshire Mid Cap Growth ETF            $1,000         $1,035.70          $1.31
DJ Wilshire Mid Cap Value ETF             $1,000         $1,000.00          $1.29
DJ Wilshire Small Cap ETF                 $1,000         $1,076.30          $1.34
DJ Wilshire Small Cap Growth ETF          $1,000         $1,063.20          $1.33
DJ Wilshire Small Cap Value ETF           $1,000         $1,089.20          $1.35
DJ Global Titans ETF                      $1,000         $1,044.70          $2.59
DJ Wilshire REIT ETF                      $1,000         $1,142.60          $1.38
KBW Bank ETF                              $1,000         $1,049.20          $1.83
KBW Capital Markets ETF                   $1,000         $1,074.00          $1.85
KBW Insurance ETF                         $1,000         $  981.60          $1.77
Morgan Stanley Technology ETF             $1,000         $  946.10          $2.46
SPDR Dividend ETF                         $1,000         $1,043.80          $1.52
SPDR O-Strip ETF                          $1,000         $  947.50          $1.74

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                         BEGINNING        ENDING        EXPENSES PAID
                                       ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
ACTUAL                                   01/01/06         6/30/06      01/01/06-6/30/06
---------------------------------------------------------------------------------------
SPDR Biotech ETF**                        $1,000         $  968.60          $1.47
SPDR Homebuilders ETF**                   $1,000         $  885.41          $1.40
SPDR Semiconductor ETF**                  $1,000         $  953.42          $1.45
SPDR Metals & Mining ETF***               $1,000         $1,005.16          $0.12
SPDR Oil & Gas Equipment & Services
  ETF***                                  $1,000         $1,003.61          $0.12
SPDR Oil & Gas Exploration &
  Production ETF***                       $1,000         $1,005.17          $0.12
SPDR Pharmaceuticals ETF***               $1,000         $1,000.48          $0.12
SPDR Retail ETF***                        $1,000         $1,000.80          $0.12
KBW Regional Banking ETF***               $1,000         $1,000.22          $0.12

                                         BEGINNING        ENDING        EXPENSES PAID
                                       ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
HYPOTHETICAL                             01/01/06         6/30/06      01/01/06-6/30/06
---------------------------------------------------------------------------------------
DJ Wilshire Total Market ETF              $1,000         $1,023.75          $1.05
DJ Wilshire Large Cap ETF                 $1,000         $1,023.75          $1.05
DJ Wilshire Large Cap Growth ETF          $1,000         $1,023.75          $1.05
DJ Wilshire Large Cap Value ETF           $1,000         $1,023.75          $1.05
DJ Wilshire Mid Cap ETF                   $1,000         $1,023.51          $1.30
DJ Wilshire Mid Cap Growth ETF            $1,000         $1,023.51          $1.30
DJ Wilshire Mid Cap Value ETF             $1,000         $1,023.51          $1.30
DJ Wilshire Small Cap ETF                 $1,000         $1,023.51          $1.30
DJ Wilshire Small Cap Growth ETF          $1,000         $1,023.51          $1.30
DJ Wilshire Small Cap Value ETF           $1,000         $1,023.51          $1.30
DJ Global Titans ETF                      $1,000         $1,022.27          $2.56
DJ Wilshire REIT ETF                      $1,000         $1,023.51          $1.30
KBW Bank ETF                              $1,000         $1,023.01          $1.81
KBW Capital Markets ETF                   $1,000         $1,023.01          $1.81
KBW Insurance ETF                         $1,000         $1,023.01          $1.81
Morgan Stanley Technology ETF             $1,000         $1,022.27          $2.56
SPDR Dividend ETF                         $1,000         $1,023.31          $1.51
SPDR O-Strip ETF                          $1,000         $1,023.01          $1.81
SPDR Biotech ETF                          $1,000         $1,023.01          $1.81
SPDR Homebuilders ETF                     $1,000         $1,023.01          $1.81
SPDR Semiconductor ETF                    $1,000         $1,023.01          $1.81
SPDR Metals & Mining ETF                  $1,000         $1,023.01          $1.81
SPDR Oil & Gas Equipment & Services
  ETF                                     $1,000         $1,023.01          $1.81
SPDR Oil & Gas Exploration &
  Production ETF                          $1,000         $1,023.01          $1.81
SPDR Pharmaceuticals ETF                  $1,000         $1,023.01          $1.81
SPDR Retail ETF                           $1,000         $1,023.01          $1.81
KBW Regional Banking ETF                  $1,000         $1,023.01          $1.81

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  * Expenses are equal to the Fund's annualized expense ratio of 0.21%, 0.21%, 0.21%, 0.21%, 0.26%, 0.26%, 0.26%, 0.26%, 0.26%, 0.26%, 0.51%, 0.26%, 0.36%,
    0.36%, 0.36%, 0.51%, 0.30% 0.36%, 0.36%, 0.36%, 0.36%, 0.36%, 0.36%, 0.36%,
    0.36%, 0.36%, and 0.36%, respectively. Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (or since commencement of operations), then divided by 365.

 ** For the period January 31, 2006(commencement of operations) to June 30,
    2006.

*** For the period June 19, 2006(commencement of operations) to June 30, 2006.

TAX INFORMATION

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2006:

Percentage of distributions which qualify for the corporate dividends paid deduction:

FUND                                                          PERCENTAGE
------------------------------------------------------------------------
DJ Wilshire Total Market ETF                                   100.00%
DJ Wilshire Large Cap ETF                                       91.94%
DJ Wilshire Large Cap Growth ETF                               100.00%
DJ Wilshire Large Cap Value ETF                                100.00%
DJ Wilshire Mid Cap ETF                                         41.18%
DJ Wilshire Mid Cap Growth ETF                                  17.22%
DJ Wilshire Mid Cap Value ETF                                   47.71%
DJ Wilshire Small Cap ETF                                       29.88%
DJ Wilshire Small Cap Growth ETF                               100.00%
DJ Wilshire Small Cap Value ETF                                 26.76%
DJ Global Titans ETF                                            67.72%
DJ Wilshire REIT ETF                                             0.00%
KBW Bank ETF                                                    77.36%
KBW Capital Markets ETF                                         81.88%
KBW Insurance ETF                                               92.70%
Morgan Stanley Technology ETF                                  100.00%
SPDR Dividend ETF                                              100.00%
SPDR O-Strip ETF                                               100.00%
SPDR Biotech ETF                                                 0.00%
SPDR Homebuilders ETF                                          100.00%
SPDR Semiconductor ETF                                         100.00%
SPDR Metals & Mining ETF                                         0.00%
SPDR Oil & Gas Equipment & Services ETF                          0.00%
SPDR Oil & Gas Exploration & Production ETF                      0.00%
SPDR Pharmaceuticals ETF                                         0.00%
SPDR Retail ETF                                                  0.00%
KBW Regional Banking ETF                                         0.00%

Qualified Dividend Income: A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2006, are considered qualified dividend income, and are eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. These amounts are noted below:

                                                                AMOUNT
------------------------------------------------------------------------
DJ Wilshire Total Market ETF                                  $1,844,296
DJ Wilshire Large Cap ETF                                        161,910
DJ Wilshire Large Cap Growth ETF                               1,149,036
DJ Wilshire Large Cap Value ETF                                2,525,879
DJ Wilshire Mid Cap ETF                                          145,035
DJ Wilshire Mid Cap Growth ETF                                    67,538
DJ Wilshire Mid Cap Value ETF                                    196,685
DJ Wilshire Small Cap ETF                                        145,409
DJ Wilshire Small Cap Growth ETF                                 265,698
DJ Wilshire Small Cap Value ETF                                1,322,504
DJ Global Titans ETF                                           2,368,934

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                AMOUNT
------------------------------------------------------------------------
DJ Wilshire REIT ETF                                                  --
KBW Bank ETF                                                   1,233,601
KBW Capital Markets ETF                                          949,389
KBW Insurance ETF                                                375,795
Morgan Stanley Technology ETF                                    791,724
SPDR Dividend ETF                                              1,563,989
SPDR O-Strip ETF                                                 161,651
SPDR Biotech ETF                                                      --
SPDR Homebuilders ETF                                            143,623
SPDR Semiconductor ETF                                            84,697
SPDR Metals & Mining ETF                                              --
SPDR Oil & Gas Equipment & Services ETF                               --
SPDR Oil & Gas Exploration & Production ETF                           --
SPDR Pharmaceuticals ETF                                              --
SPDR Retail ETF                                                       --
KBW Regional Banking ETF                                              --

Long term capital gains dividends were paid from the following Funds during the year ended June 30, 2006:

                                                                AMOUNT
------------------------------------------------------------------------
DJ Wilshire Total Market ETF                                  $       --
DJ Wilshire Large Cap ETF                                          1,178
DJ Wilshire Large Cap Growth ETF                                      --
DJ Wilshire Large Cap Value ETF                                       --
DJ Wilshire Mid Cap ETF                                            7,572
DJ Wilshire Mid Cap Growth ETF                                        --
DJ Wilshire Mid Cap Value ETF                                     13,325
DJ Wilshire Small Cap ETF                                         11,345
DJ Wilshire Small Cap Growth ETF                                      --
DJ Wilshire Small Cap Value ETF                                2,729,656
DJ Global Titans ETF                                                  --
DJ Wilshire REIT ETF                                          17,306,916
KBW Bank ETF                                                          --
KBW Capital Markets ETF                                              334
KBW Insurance ETF                                                     --
Morgan Stanley Technology ETF                                         --
SPDR Dividend ETF                                                     --
SPDR O-Strip ETF                                                      --
SPDR Homebuilders ETF                                                 --
SPDR Biotech ETF                                                      --
SPDR Semiconductor ETF                                                --
SPDR Metals & Mining ETF                                              --
SPDR Oil & Gas Equipment & Services ETF                               --
SPDR Oil & Gas Exploration & Production ETF                           --
SPDR Pharmaceuticals ETF                                              --
SPDR Retail ETF                                                       --
KBW Regional Banking ETF                                              --

For the fiscal year ended June 30, 2006, certain dividends paid by DJ Wilshire Total Market ETF, DJ Wilshire Large Cap ETF, DJ Wilshire Large Cap Growth ETF, DJ Wilshire Large Cap Value ETF, DJ Wilshire Mid Cap ETF, DJ Wilshire Mid Cap Growth ETF, DJ Wilshire Mid Cap Value ETF, DJ Wilshire Small Cap ETF, DJ Wilshire Small Cap Growth ETF, DJ Wilshire Small Cap Value ETF, DJ Global Titans ETF, DJ Wilshire REIT ETF, KBW Bank ETF, KBW Capital Markets ETF, KBW Insurance ETF, Morgan Stanley Technology ETF, SPDR Dividend ETF, SPDR O-Strip ETF, SPDR Homebuilders ETF, SPDR Biotech ETF, SPDR Semiconductor ETF, SPDR Metals & Mining ETF, SPDR Oil & Gas Equipment & Services ETF, SPDR Oil & Gas Exploration & Production ETF, SPDR Pharmaceuticals ETF, SPDR Retail ETF, KBW Regional Banking ETF may be subject to a maximum tax rate of 15% as provided for by the Internal Revenue Code. The funds noted above hereby designate the maximum amount of such dividends allowable up to the amount of dividends that were paid during the year. Complete information will be reported in conjunction with the 2006 form 1099-DIV.

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING POLICIES

A description of the policies and procedures that are used by the Funds' investment adviser to vote proxies relating to the Funds' portfolio securities is available without charge, upon request, by calling 1-866-787-2257 (toll free). Information regarding how the investment adviser votes these proxies is available by calling the same number and on the website of the U.S. Securities and Exchange Commission at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on the Form N-Q. The Funds' Forms N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the form N-Q will be available upon request without charge, by calling 1-866-787-2257 (toll free), and on the Funds' website at www.streetTRACKS.com.

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS

                                                                              NUMBER OF
                                     TERM OF OFFICE                           PORTFOLIOS IN
NAME, ADDRESS AND DATE  POSITION(S)  AND LENGTH OF   PRINCIPAL OCCUPATION(S)  FUND COMPLEX          OTHER DIRECTORSHIPS
OF BIRTH                WITH FUNDS   TIME SERVED     DURING PAST 5 YEARS      OVERSEEN BY TRUSTEE   HELD BY TRUSTEE
----------------------  -----------  --------------  -----------------------  -------------------   -------------------
DAVID M. KELLY          Independent  Unlimited       President and CEO,                40           Chicago Stock Exchange
420 Sabal Palm Lane     Trustee      Elected:        NSCC (1983 February                            (Public Governor/
Vero Beach, FL 32963                 September 2000  2000) (a clearing                              Director); Penson
DOB: 10/10/38                                        org.); Vice Chairman,                          Worldwide Inc.
                                                     DTCC (1999-February                            (Director); Custodial
                                                     2000)(a depository in                          Trust Co. (Director);
                                                     US); Vice Chairman and                         streetTRACKS Index
                                                     CEO, Government                                Shares Funds
                                                     Securities Clearing                            (Trustee).
                                                     Corp. (1990-February
                                                     2000) (a government
                                                     securities clearing
                                                     company).
FRANK NESVET            Independent  Unlimited       Chief Executive                   40           Jefferson Pilot
c/o streetTRACKS        Trustee      Elected:        Officer, Libra Group,                          Variable Fund, Inc.,
Series Trust                         September 2000  Inc. (1998-present)(a                          (Director);
State Street Financial                               financial services                             streetTRACKS Index
Center                                               consulting company).                           Shares Funds,
One Lincoln Street                                                                                  (Trustee); The
Boston, MA 02111-2900                                                                               Massachusetts Health &
DOB: 9/24/43                                                                                        Education Tax Exempt
                                                                                                    Trust (Trustee).
HELEN F. PETERS         Independent  Unlimited       Professor of Finance,             40           Tradeware Global
133 South Street        Trustee      Elected:        Carroll School of                              (Director); BJ's
Needham, MA 02492                    September 2000  Management, Boston                             Wholesale Clubs
DOB: 3/22/48                                         College (2003-present);                        (Director);
                                                     Dean, Boston College                           streetTRACKS Index
                                                     (August 2000-2003);                            Shares Funds
                                                     Partner, Samuelson                             (Trustee).
                                                     Peters, LLC (1999-
                                                     September 2000).
JAMES E. ROSS           Interested   Unlimited       President, SSgA Funds             49           streetTRACKS Index
SSgA Funds Management,  Trustee,     Elected         Management, Inc.                               Shares Funds and the
Inc.                    President    President:      (2001-present);                                Select Sector SPDR
State Street Financial               May 2005,       Principal, State Street                        Trust (Trustee).
Center                               elected         Global Advisors
One Lincoln Street                   Trustee:        (March 2000 to
Boston, MA 02111-2900                November 2005   present).
DOB: 6/24/65
MICHAEL P. RILEY        Vice         Unlimited       Principal, State Street          N/A           N/A
SSgA Funds Management,  President    Elected:        Global Advisors (2005
Inc.                                 February 2005   to present); Assistant
State Street Financial                               Vice President, State
Center                                               Street Bank and Trust
One Lincoln Street                                   Company (2000-2004).
Boston, MA 02111-2900
DOB: 3/22/69

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                              NUMBER OF
                                     TERM OF OFFICE                           PORTFOLIOS IN
NAME, ADDRESS AND DATE  POSITION(S)  AND LENGTH OF   PRINCIPAL OCCUPATION(S)  FUND COMPLEX          OTHER DIRECTORSHIPS
OF BIRTH                WITH FUNDS   TIME SERVED     DURING PAST 5 YEARS      OVERSEEN BY TRUSTEE   HELD BY TRUSTEE
----------------------  -----------  --------------  -----------------------  -------------------   -------------------
GARY L. FRENCH          Treasurer    Unlimited       Senior Vice President,           N/A           N/A
State Street Bank and                Elected:        State Street Bank and
Trust Company                        May 2005        Trust Company (2002-
2 Avenue de Lafayette                                present); Managing
Boston, MA 02111                                     Director, Deutsche Bank
DOB: 07/04/51                                        (2001-2002); President,
                                                     UAM Fund Services
                                                     (1995-2001).
MARY MORAN ZEVEN        Secretary    Unlimited       Senior Vice President            N/A           N/A
State Street Bank and                Elected:        and Senior Managing
Trust Company                        August 2001     Counsel, (2002-
One Lincoln Street                                   present); and Vice
Boston, MA 02111                                     President and Counsel,
DOB: 2/27/61                                         State Street Bank and
                                                     Trust Company (2000-
                                                     2002).
SCOTT M. ZOLTOWSKI      Assistant    Unlimited       Vice President and               N/A           N/A
State Street Bank and   Secretary    Elected:        Counsel, (2004-
Trust Company                        November 2004   present); Senior
One Lincoln Street                                   Counsel, BISYS, Inc.
Boston, MA 02111                                     (2001-2004); Associate,
DOB: 1/30/69                                         Dechert LLP (1999-
                                                     2001).
JOHN W. CLARK           Assistant    Unlimited       Vice President, State
State Street Bank and   Treasurer    Elected:        Street Bank and Trust
Trust Company                        May 2005        Company (2001- present)
One Lincoln Street
Boston, MA 02111
DOB: 03/24/67
MATTHEW FLAHERTY        Assistant    Unlimited       Assistant Vice                   N/A           N/A
State Street Bank and   Treasurer    Elected: May    President, State Street
Trust Company                        2005            Bank and Trust Company
One Lincoln Street                                   (1994- present).
Boston, MA 02111
DOB: 2/19/71
CHAD HALLETT            Assistant    Unlimited       Assistant Vice
State Street Bank and   Treasurer    Elected:        President, State Street
Trust Company                        May 2006        Bank and Trust Company
One Lincoln Street                                   (2003- present);
Boston, MA 02111                                     Assistant Director,
DOB: 01/28/69                                        State Street Bank and
                                                     Trust Company
                                                     (2001-2003).
PETER A. AMBROSINI      Chief        Unlimited       Senior Principal and             N/A           N/A
SSgA Funds              Compliance   Elected:        Chief Compliance and
Management, Inc.        Officer      May 2004        Risk Management
State Street Financial                               Officer, SSgA Funds
Center                                               Management, Inc.
One Lincoln Street                                   (2001-present);
Boston, MA 02111-2900                                Managing Director,
DOB: 12/17/43                                        PricewaterhouseCoopers
                                                     (1986-2001).

STREETTRACKS(R) SERIES TRUST

TRUSTEES
David M. Kelly
Frank Nesvet
Helen F. Peters
James E. Ross

OFFICERS
James E. Ross, President
Michael P. Riley, Vice President
Gary L. French, Treasurer
Mary Moran Zeven, Secretary
Scott Zoltowski, Assistant Secretary
Chad Hallett, Assistant Treasurer
John W. Clark, Assistant Treasurer
Matthew Flaherty, Assistant Treasurer
Peter A. Ambrosini, Chief Compliance Officer

INVESTMENT MANAGER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

LEGAL COUNSEL
Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

streetTRACKS are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation.

State Street Global Markets, LLC is a member of NASD, SIPC, and the Boston Stock Exchange.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-S-TRACKS or visiting WWW.STREETTRACKS.COM Please read the prospectus carefully before you invest.

(GRAPHIC)

The investment return and principal value of an investment in the streetTRACKS funds will f luctuate in value, so that when shares are sold or redeemed they may be worth more or less than when they were purchased.

ETFs trade like stocks, are subject to investment risk and will f luctuate in market value.

For streetTRACKS DJ Wilshire Small Cap Growth ETF, DJ Wilshire Small Cap Value ETF, Morgan Stanley Technology ETF, DJ Wilshire REIT ETF, KBW Bank ETF, KBW Capital Markets ETF, KBW Insurance ETF, KBW Regional Banking ETF, SPDR Dividend ETF, SPDR Biotech ETF, SPDR Homebuilders ETF, SPDR Semiconductor ETF, SPDR Metals & Mining ETF, SPDR Oil & Gas Equipment & Services ETF, SPDR Oil & Gas Exploration & Production ETF, SPDR Pharmaceuticals ETF and SPDR Retail ETF: In addition to the normal risks associated with equity investing, narrowly focused investments and investments in smaller companies typically exhibit higher volatility and price fluctuation.

For streetTRACKS Global Titans Fund: International investments may involve risk of capital loss from unfavorable f luctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

In general, streetTRACKS shares can be expected to move up or down in value with the value of the applicable index. Although streetTRACKS shares may be bought and sold on the exchange through any brokerage account, streetTRACKS shares are not individually redeemable from the Fund. Investors may acquire streetTRACKS and tender them for redemption through the Fund in Creation Unit Aggregations only. Please see the prospectus for more details.

streetTRACKS are not sponsored, endorsed, sold, or promoted by Dow Jones & Company, Time Inc., Morgan Stanley Dean Witter, Keefe, Bruyette & Woods, Inc., Standard & Poor's and Wilshire Associates. Neither do these companies make any representation regarding the advisability of investing in streetTRACKS. streetTRACKS are distributed by State Street Global Markets, LLC, a whollyowned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of NASD, SIPC, and the Boston Stock Exchange. References to State Street may include State Street Corporation and its affiliates. Shares of the streetTRACKS funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. streetTRACKS shares are subject to investment risks, including possible loss of the principal invested. The streetTRACKS funds pay State Street for its services as investment advisor, custodian, transfer agent and shareholder servicing agent.

For more information on streetTRACKS, or to obtain a prospectus, call:
1-866-S-TRACKS
or visit
WWW.STREETTRACKS.COM

Please read the prospectus carefully before you invest or send money.

STATE STREET GLOBAL ADVISORS
(SSGA(R) LOGO)                                               (STATE STREET LOGO)

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the "Code of Ethics"). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 12(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees (the "Board") has determined that the Trust has at least one "audit committee financial expert" as defined in Item 3 of Form N-CSR serving on its Audit Committee. Frank Nesvet is an "audit committee financial expert" and is "independent" as defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

For the fiscal years ending June 30, 2006 and June 30, 2005, the aggregate audit fees billed for professional services rendered by the principal accountant were $302,400 and $101,000, respectively. The nature of the services are (1) auditing of the statements of assets and liabilities, related statements of operations and changes in net assets, and the financial highlights of each series of the registrant; (2) auditing and reporting on the financial statements to be included in the amendment to the registrant's registration statement on Form N-1A to be filed with the Securities and Exchange Commission; (3) review of the amendment to the registration statement; and (4) issuance of a Report on Internal Control for inclusion in the registrant's Form N-SAR.

(b) Audit-Related Fees.

For the fiscal years ending June 30, 2006 and June 30, 2005, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal years ending June 30, 2006 and June 30, 2005, the aggregate tax fees billed for professional services rendered by the principal accountant were $171,280 and $57,000, respectively. Services included the review of the registrant's federal, state and local income, franchise and other tax returns.

(d) All Other Fees.

There were no other fees billed by the principal accountant for the fiscal years ending June 30, 2006 and June 30, 2005.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant's Audit Committee Charter states the following with respect to pre-approval procedures:

     Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:

     a. The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee's responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

     b. De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

     c. Pre-Approval of Non-Audit Services Provided to the investment adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors' engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.

     d. Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the "total amount of revenues" calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through
(d) of this Item were approved by the registrant's Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed for by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

                                      FY 2006        FY 2005
                                   ------------   ------------
Non audit services billed to:
   Registrant:                     See Item 4(c)  See Item 4(c)
   Investment Adviser:                       --             --

Other entities in the Investment
   Company Complex (1)(2):
   Audit Related Fees                $  918,000     $  912,000
   Tax Fees                           2,791,000      2,826,000
   Other fees                                 0        394,000

----------
(1)  Information is for the calendar year 2005 and 2004, respectively.

(2) Audit-Related Fees consisted principally of employee benefit plan and non-statutory audits and audits of certain foreign-sponsored mutual funds. Services under the caption Tax Fees consisted principally of expatriate, compliance, and corporate tax services. Services under the caption All Other Fees consisted of a cash management review in 2004.

(h) Not applicable.

ITEM 5. DISCLOSURE OF AUDIT COMMITTEES FOR LISTED COMPANIES.

The registrant has an audit committee which was established by the Board of Trustees of the Trust in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant's audit committee are Frank Nesvet, David Kelly and Helen Peters.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant's Board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-CSR, James Ross, the registrant's President and Principal Executive Officer, and Gary L. French, the registrant's Treasurer and Principal Financial Officer, reviewed the registrant's disclosure controls and procedures and evaluated their effectiveness. Based on their review, Messrs. Ross and French determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Separate certifications required by Rule 30a-2 under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are attached.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

streetTRACKS(R) Series Trust


By: /s/ James Ross
    -----------------------------------------
    James Ross
    President and Principal Executive Officer

Date: August 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ James Ross
    -----------------------------------------
    James Ross
    President and Principal Executive Officer

Date: August 24, 2006


By: /s/ Gary L. French
    -----------------------------------------
    Gary L. French
    Treasurer and Principal Financial Officer

Date: August 24, 2006